UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

November 30, 2013 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 97.8%

Consumer Discretionary - 16.0%

Apparel Retail - 3.5%
DSW, Inc., Class A	16,008	$717,639
TJX Cos., Inc.	12,311	774,116

		1,491,755
Automotive Retail - 3.2%
AutoZone, Inc. (2)	1,491	688,246
O’Reilly Automotive, Inc. (2)	5,665	707,898

		1,396,144
Department Stores - 1.8%
Dillard’s, Inc., Class A	4,156	380,274
Kohl’s Corp.	6,869	379,718

		759,992
General Merchandise Stores - 4.3%
Dollar General Corp. (2)	12,964	738,170
Dollar Tree, Inc. (2)	6,010	334,457
Family Dollar Stores, Inc.	1,591	111,004
Target Corp.	10,637	680,023

		1,863,654
Publishing - 1.8%
John Wiley & Sons, Inc., Class A	8,641	440,345
Morningstar, Inc.	3,885	324,048

		764,393
Restaurants - 0.9%
McDonald’s Corp.	3,944	384,027
Specialty Stores - 0.5%
PetSmart, Inc.	2,898	214,771

Total Consumer Discretionary		6,874,736

Consumer Staples - 17.9%

Drug Retail - 0.1%
CVS Caremark Corp.	818	54,773
Food Distributors - 0.2%
Sysco Corp.	2,117	71,195
Food Retail - 1.1%
Kroger Co.	11,272	470,606
Household Products - 4.8%
Church & Dwight Co., Inc.	5,703	372,121
Clorox Co.	4,423	412,091
Kimberly-Clark Corp.	7,358	803,199
Procter & Gamble Co.	5,808	489,150

		2,076,561
Hypermarkets & Super Centers - 2.2%
Costco Wholesale Corp.	1,840	230,791
Wal-Mart Stores, Inc.	8,638	699,764

		930,555
Packaged Foods & Meats - 6.3%
ConAgra Foods, Inc.	18,500	610,315
General Mills, Inc.	13,862	699,061
Hershey Co.	6,715	650,616

Kellogg Co.	10,662	646,544
McCormick & Co., Inc.	1,301	89,769

		2,696,305

Soft Drinks - 3.0%
Dr. Pepper Snapple Group, Inc.	12,633	609,668
PepsiCo, Inc.	8,369	706,846

		1,316,514

Tobacco - 0.2%
Lorillard, Inc.	1,731	88,852

Total Consumer Staples		7,705,361

Energy - 0.7%

Integrated Oil & Gas - 0.7%
Exxon Mobil Corp.	3,249	303,717

Financials - 16.1%

Property & Casualty Insurance - 5.1%
Allied World Assurance Co. Holdings AG	7,570	852,761
Axis Capital Holdings, Ltd.	10,185	500,389
Erie Indemnity Co., Class A	1,881	137,294
ProAssurance Corp.	952	45,772
Travelers Cos., Inc.	1,522	138,106
W.R. Berkley Corp.	899	39,367
White Mountains Insurance Group, Ltd.	848	511,200

		2,224,889
Regional Banks - 2.7%
BOK Financial Corp.	10,173	643,951
Cullen/Frost Bankers, Inc.	7,246	520,408

		1,164,359
Reinsurance - 7.0%
Everest Re Group, Ltd.	5,011	785,875
PartnerRe, Ltd.	7,889	811,778
RenaissanceRe Holdings, Ltd.	7,356	696,613
Validus Holdings, Ltd.	17,645	706,683

		3,000,949
Residential REIT’s - 1.3%
Home Properties, Inc.	10,504	552,300

Total Financials		6,942,497

Healthcare - 25.0%

Healthcare Distributors - 4.3%
AmerisourceBergen Corp.	12,332	869,776
Cardinal Health, Inc.	1,540	99,484
McKesson Corp.	5,219	865,780

		1,835,040
Healthcare Equipment - 3.0%
Becton, Dickinson and Co.	1,952	211,968
C.R. Bard, Inc.	5,839	810,920
CareFusion Corp. (2)	6,711	267,433

		1,290,321
Healthcare Facilities - 1.2%
VCA Antech, Inc. (2)	17,862	534,967
Healthcare Services - 4.5%
Express Scripts Holding Co. (2)	1,311	88,296
Laboratory Corporation of America Holdings (2)	7,285	741,977
MEDNAX, Inc. (2)	3,448	382,039
Quest Diagnostics, Inc.	11,512	701,541

		1,913,853
Managed Healthcare - 2.9%
Cigna Corp.	5,897	515,692

Humana, Inc.	7,217	750,496

		1,266,188
Pharmaceuticals - 9.1%
Actavis PLC (2)	3,435	560,145
Eli Lilly & Co.	8,525	428,125
Johnson & Johnson	8,313	786,909
Merck & Co., Inc.	4,207	209,635
Mylan, Inc. (2)	19,434	857,622
Perrigo Co.	2,412	376,007
Pfizer, Inc.	13,752	436,351
Salix Pharmaceuticals, Ltd. (2)	3,065	259,943

		3,914,737

Total Healthcare		10,755,106

Information Technology - 8.8%

Application Software - 1.6%
Synopsys, Inc. (2)	18,839	690,073
Computer Hardware - 1.8%
Apple, Inc.	1,382	768,489
Computer Storage & Peripherals - 2.3%
EMC Corp.	8,129	193,876
NetApp, Inc.	19,215	792,619

		986,495
Consulting & Other Services - 1.8%
Amdocs, Ltd.	19,441	786,583
Data Processing & Outsourced Services - 0.9%
Alliance Data Systems Corp. (2)	1,597	386,889
Internet Software & Services - 0.4%
VeriSign, Inc. (2)	3,043	173,025

Total Information Technology		3,791,554

Materials - 3.2%

Metal & Glass Containers - 1.6%
Silgan Holdings, Inc.	14,109	659,596
Specialty Chemicals - 1.6%
Sigma-Aldrich Corp.	8,052	694,404

Total Materials		1,354,000

Telecommunication Services - 3.3%

Integrated Telecommunication Services - 3.0%
AT&T, Inc.	16,527	581,916
Verizon Communications, Inc.	14,338	711,451

		1,293,367
Wireless Telecommunication Services - 0.3%
SBA Communications Corp., Class A (2)	1,623	138,231

Total Telecommunication Services		1,431,598

Utilities - 6.8%

Electric Utilities - 3.3%
American Electric Power Co., Inc.	14,060	661,664
Southern Co.	12,083	490,932
Xcel Energy, Inc.	8,834	247,529

		1,400,125
Multi-Utilities - 2.8%
Consolidated Edison, Inc.	10,262	566,565
DTE Energy Co.	9,606	641,104

		1,207,669
Water Utilities - 0.7%
American Water Works Co., Inc.	7,113	301,236

Total Utilities		2,909,030

Total Common Stocks (identified cost $37,878,399)		42,067,599

Short-Term Investments - 2.2%

Mutual Funds - 2.2%
BMO Prime Money Market Fund, Class I, 0.012% (10)	925,629	925,629

Total Short-Term Investments (identified cost $925,629)		925,629

Total Investments - 100.0% (identified cost $38,804,028)		42,993,228
Other Assets and Liabilities - 0.0%		19,709

Total Net Assets - 100.0%		$43,012,937

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 98.4%

Consumer Discretionary - 12.5%

Advertising - 0.6%
Omnicom Group, Inc. (1)	8,870	$633,762
Cable & Satellite - 3.7%
Comcast Corp., Class A	30,849	1,538,440
Time Warner Cable, Inc.	16,887	2,334,121

		3,872,561
Department Stores - 1.8%
Macy’s, Inc.	33,923	1,806,739
Distributors - 0.5%
Genuine Parts Co.	5,729	474,590
Home Furnishings - 1.3%
Leggett & Platt, Inc.	46,084	1,392,198
Home Improvement Retail - 1.3%
Home Depot, Inc.	16,745	1,350,819
Leisure Products - 1.3%
Mattel, Inc.	28,204	1,304,999
Publishing - 1.0%
Gannett Co., Inc.	39,820	1,077,529
Specialty Stores - 1.0%
Staples, Inc. (1)	66,966	1,039,982

Total Consumer Discretionary		12,953,179

Consumer Staples - 9.7%

Household Products - 1.6%
Kimberly-Clark Corp.	15,421	1,683,356
Hypermarkets & Super Centers - 0.7%
Wal-Mart Stores, Inc.	8,521	690,286
Packaged Foods & Meats - 1.4%
Kraft Foods Group, Inc.	28,205	1,498,250
Soft Drinks - 0.5%
PepsiCo, Inc.	6,084	513,855
Tobacco - 5.5%
Altria Group, Inc.	57,092	2,111,262
Lorillard, Inc.	43,587	2,237,321
Philip Morris International, Inc.	15,166	1,297,299

		5,645,882

Total Consumer Staples		10,031,629

Energy - 10.6%

Integrated Oil & Gas - 3.6%
Chevron Corp. (1)	19,429	2,378,887
Occidental Petroleum Corp.	14,122	1,341,025

		3,719,912
Oil & Gas-Drilling - 1.2%
Ensco PLC	12,560	742,045
Helmerich & Payne, Inc. (1)	6,440	495,880

		1,237,925

Oil & Gas-Exploration & Production - 2.5%
ConocoPhillips	24,322	1,770,641
Marathon Oil Corp.	22,471	809,855

		2,580,496
Oil & Gas-Refining & Marketing - 1.8%
Marathon Petroleum Corp.	15,579	1,289,006
Valero Energy Corp. (1)	13,158	601,584

		1,890,590
Oil & Gas-Storage & Transportation - 1.5%
Spectra Energy Corp.	30,441	1,021,296
Williams Cos., Inc.	14,673	516,783

		1,538,079

Total Energy		10,967,002

Financials - 15.2%

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc. (1)	5,760	623,520
Invesco, Ltd.	15,178	528,953

		1,152,473
Consumer Finance - 4.5%
Capital One Financial Corp.	12,237	876,536
Discover Financial Services	23,156	1,234,215
SLM Corp.	96,919	2,582,891

		4,693,642
Diversified Banks - 4.0%
U.S. Bancorp (1)	25,265	990,894
Wells Fargo & Co.	70,814	3,117,232

		4,108,126
Other Diversified Financial Services - 2.7%
JPMorgan Chase & Co.	49,993	2,860,599
Property & Casualty Insurance - 1.1%
ACE, Ltd.	11,060	1,136,747
Regional Banks - 0.8%
Fifth Third Bancorp	39,205	796,646
Retail REIT’s - 0.5%
Kimco Realty Corp. (1)	23,285	480,137
Specialized REIT’s - 0.5%
Ventas, Inc.	9,287	527,780

Total Financials		15,756,150

Healthcare - 13.7%

Biotechnology - 0.5%
Amgen, Inc. (1)	5,090	580,667
Healthcare Distributors - 0.5%
Cardinal Health, Inc.	7,918	511,503
Healthcare Equipment - 0.9%
Medtronic, Inc.	16,754	960,339
Pharmaceuticals - 11.8%
AbbVie, Inc. (1)	26,682	1,292,743
Bristol-Myers Squibb Co.	18,848	968,410
Eli Lilly & Co. (1)	27,549	1,383,511
Johnson & Johnson	26,709	2,528,274
Merck & Co., Inc.	55,074	2,744,338
Pfizer, Inc.	103,096	3,271,236

		12,188,512

Total Healthcare		14,241,021

Industrials - 9.6%

Aerospace & Defense - 4.5%
Boeing Co.	8,708	1,169,049
General Dynamics Corp.	5,530	506,880
Honeywell International, Inc.	10,155	898,819
Lockheed Martin Corp.	14,418	2,042,598

		4,617,346
Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B (1)	6,623	678,063
Environmental & Facilities Services - 0.5%
Waste Management, Inc.	12,514	571,639
Industrial Conglomerates - 2.9%
General Electric Co. (1)	114,111	3,042,199
Railroads - 1.0%
Norfolk Southern Corp. (1)	11,839	1,038,162

Total Industrials		9,947,409

Information Technology - 12.7%

Communications Equipment - 2.0%
Cisco Systems, Inc.	96,960	2,060,400
Computer Hardware - 2.1%
Apple, Inc.	3,970	2,207,598
Computer Storage & Peripherals - 2.2%
NetApp, Inc. (1)	18,195	750,544
Seagate Technology PLC (1)	31,805	1,559,717

		2,310,261
Data Processing & Outsourced Services - 0.5%
Western Union Co. (1)	32,159	536,091
Semiconductor Equipment - 1.3%
KLA-Tencor Corp.	20,929	1,336,735
Semiconductors - 1.5%
Intel Corp.	64,056	1,527,095
Systems Software - 3.1%
CA, Inc.	28,008	924,264
Microsoft Corp.	33,693	1,284,714
Symantec Corp.	41,945	943,343

		3,152,321

Total Information Technology		13,130,501

Materials - 4.4%

Commodity Chemicals - 1.9%
LyondellBasell Industries NV	25,421	1,961,993

Diversified Chemicals - 0.5%
Eastman Chemical Co.	6,167	475,044

Paper Products - 1.1%
International Paper Co.	25,220	1,176,513

Specialty Chemicals - 0.9%
PPG Industries, Inc.	4,895	900,974

Total Materials		4,514,524

Telecommunication Services - 4.3%

Integrated Telecommunication Services - 4.3%
AT&T, Inc. (1)	68,383	2,407,765
Verizon Communications, Inc. (1)	41,892	2,078,681

Total Telecommunication Services		4,486,446

Utilities - 5.7%

Electric Utilities - 4.5%
American Electric Power Co., Inc. (1)	43,742	2,058,499
Duke Energy Corp. (1)	10,902	762,704
Pinnacle West Capital Corp.	15,040	802,534
PPL Corp.	35,073	1,077,092

		4,700,829
Multi-Utilities - 1.2%
CMS Energy Corp.	29,088	771,996
DTE Energy Co.	7,014	468,114

		1,240,110

Total Utilities		5,940,939

Total Common Stocks (identified cost $81,561,499)		101,968,800

Short-Term Investments - 22.4%

Collateral Pool Investments for Securities on Loan - 21.2%
Collateral pool allocation (12)		21,891,125

Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.012% (10)	1,261,762	1,261,762

Total Short-Term Investments (identified cost $23,152,887)		23,152,887

Total Investments - 120.8% (identified cost $104,714,386)		125,121,687
Other Assets and Liabilities - (20.8)%		(21,509,772)

Total Net Assets - 100.0%		$103,611,915

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 99.0%

Consumer Discretionary - 10.1%

Apparel Retail - 1.4%
Abercrombie & Fitch Co., Class A	16,495	$565,449
Gap, Inc. (1)	61,323	2,512,403

		3,077,852
Auto Parts & Equipment - 3.2%
Delphi Automotive PLC	63,085	3,693,627
Lear Corp.	39,157	3,246,507

		6,940,134
Automotive Retail - 0.2%
O’Reilly Automotive, Inc. (1) (2)	3,930	491,093
Cable & Satellite - 3.3%
Comcast Corp., Class A	66,420	3,312,365
DIRECTV Group, Inc., Class A (1) (2)	57,395	3,794,384

		7,106,749
Department Stores - 2.0%
Macy’s, Inc.	80,128	4,267,617

Total Consumer Discretionary		21,883,445

Consumer Staples - 6.2%

Drug Retail - 1.9%
CVS Caremark Corp.	62,323	4,173,148
Food Retail - 2.0%
Kroger Co. (1)	104,922	4,380,494
Hypermarkets & Super Centers - 0.8%
Wal-Mart Stores, Inc.	21,748	1,761,805
Packaged Foods & Meats - 1.5%
Tyson Foods, Inc., Class A	97,890	3,102,134

Total Consumer Staples		13,417,581

Energy - 13.7%

Integrated Oil & Gas - 8.5%
Chevron Corp.	71,220	8,720,177
Exxon Mobil Corp. (1)	102,996	9,628,066

		18,348,243
Oil & Gas-Drilling - 1.7%
Helmerich & Payne, Inc. (1)	49,030	3,775,310
Oil & Gas-Equipment & Services - 1.4%
Halliburton Co.	57,648	3,036,897
Oil & Gas-Exploration & Production - 0.7%
Anadarko Petroleum Corp.	8,980	797,603
EOG Resources, Inc.	4,770	787,050

		1,584,653
Oil & Gas-Refining & Marketing - 1.4%
Marathon Petroleum Corp.	36,253	2,999,573

Total Energy		29,744,676

Financials - 27.5%

Asset Management & Custody Banks - 2.2%
Ameriprise Financial, Inc. (1)	44,458	4,812,579
Consumer Finance - 3.8%
Capital One Financial Corp.	46,511	3,331,583
Discover Financial Services	90,175	4,806,327

		8,137,910
Diversified Banks - 4.0%
Wells Fargo & Co.	194,717	8,571,442
Life & Health Insurance - 1.5%
Unum Group (1)	99,345	3,335,012
Multi-line Insurance - 2.1%
American Financial Group, Inc. (1)	34,830	2,008,298
Assurant, Inc.	39,560	2,569,026

		4,577,324
Multi-Sector Holdings - 2.2%
Berkshire Hathaway, Inc., Class B (2)	40,455	4,714,221
Other Diversified Financial Services - 2.9%
JPMorgan Chase & Co.	109,721	6,278,236
Property & Casualty Insurance - 3.7%
Allstate Corp.	37,419	2,030,729
Axis Capital Holdings, Ltd.	38,585	1,895,681
Travelers Cos., Inc.	46,081	4,181,390

		8,107,800
Regional Banks - 2.8%
Fifth Third Bancorp	202,190	4,108,501
Huntington Bancshares, Inc.	210,359	1,931,095

		6,039,596
Reinsurance - 1.1%
Everest Re Group, Ltd.	15,527	2,435,099
Retail REIT’s - 0.4%
CBL & Associates Properties, Inc. (1)	49,925	901,646
Specialized Finance - 0.5%
Moody’s Corp. (1)	13,284	991,385
Specialized REIT’s - 0.3%
Extra Space Storage, Inc.	15,248	639,196

Total Financials		59,541,446

Healthcare - 11.7%

Biotechnology - 2.4%
Amgen, Inc. (1)	20,694	2,360,771
United Therapeutics Corp. (1) (2)	30,002	2,769,485

		5,130,256
Healthcare Distributors - 1.6%
McKesson Corp.	20,912	3,469,092
Healthcare Equipment - 2.0%
Medtronic, Inc.	75,785	4,343,996
Pharmaceuticals - 5.7%
Jazz Pharmaceuticals PLC (1) (2)	22,206	2,596,326
Mylan, Inc. (1) (2)	100,410	4,431,093
Pfizer, Inc.	170,862	5,421,451

		12,448,870

Total Healthcare		25,392,214

Industrials - 10.5%

Aerospace & Defense - 4.4%
Boeing Co.	22,655	3,041,434

Exelis, Inc.	46,773	826,479
Northrop Grumman Corp.	20,283	2,285,488
Raytheon Co. (1)	37,362	3,313,262

		9,466,663
Airlines - 2.7%
Alaska Air Group, Inc.	16,752	1,302,301
Southwest Airlines Co.	246,777	4,587,584

		5,889,885
Construction & Farm Machinery & Heavy Trucks - 1.2%
AGCO Corp. (1)	43,846	2,555,345
Electrical Components & Equipment - 0.5%
EnerSys, Inc.	13,673	975,569
Heavy Electrical Equipment - 0.3%
Babcock & Wilcox Co. (1)	22,480	729,926
Industrial Conglomerates - 0.5%
Danaher Corp.	14,030	1,049,444
Industrial Machinery - 0.9%
Dover Corp.	21,975	1,994,011

Total Industrials		22,660,843

Information Technology - 12.7%

Communications Equipment - 3.4%
Brocade Communications Systems, Inc. (2)	213,389	1,875,690
Cisco Systems, Inc. (1)	256,757	5,456,086

		7,331,776
Computer Hardware - 1.6%
Apple, Inc.	6,101	3,392,583
Computer Storage & Peripherals - 2.7%
NetApp, Inc. (1)	56,556	2,332,935
Seagate Technology PLC (1)	73,429	3,600,958

		5,933,893
Data Processing & Outsourced Services - 1.8%
Alliance Data Systems Corp. (1) (2)	15,880	3,847,089
Electronic Manufacturing Services - 1.0%
Flextronics International, Ltd. (2)	159,750	1,210,905
Jabil Circuit, Inc.	50,515	1,023,939

		2,234,844
Systems Software - 2.2%
CA, Inc.	30,495	1,006,335
Microsoft Corp.	24,347	928,351
Symantec Corp.	128,945	2,899,973

		4,834,659

Total Information Technology		27,574,844

Materials - 3.7%

Commodity Chemicals - 0.4%
LyondellBasell Industries NV	9,550	737,069
Fertilizers & Agricultural Chemicals - 1.9%
CF Industries Holdings, Inc.	19,025	4,135,654
Paper Packaging - 1.4%
Graphic Packaging Holding Co. (2)	70,201	630,405
Rock Tenn Co., Class A (1)	26,304	2,483,624

		3,114,029

Total Materials		7,986,752

Utilities - 2.9%

Electric Utilities - 0.5%
Pinnacle West Capital Corp.	19,679	1,050,071

Gas Utilities - 0.5%
UGI Corp.	24,416	982,988
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (1)	287,480	4,188,584

Total Utilities		6,221,643

Total Common Stocks (identified cost $163,427,699)		214,423,444

Short-Term Investments - 31.0%

Collateral Pool Investments for Securities on Loan - 30.2%
Collateral pool allocation (12)		65,290,511
Mutual Funds - 0.8%
BMO Prime Money Market Fund, Class I, 0.012% (10)	1,802,860	1,802,860

Total Short-Term Investments (identified cost $67,093,371)		67,093,371

Total Investments - 130.0% (identified cost $230,521,070)		281,516,815
Other Assets and Liabilities - (30.0)%		(64,931,302)

Total Net Assets - 100.0%		$216,585,513

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 17.2%

Apparel, Accessories & Luxury Goods - 1.9%
Hanesbrands, Inc.	57,269	$4,014,557
Auto Parts & Equipment - 3.3%
Lear Corp.	41,726	3,459,502
Magna International, Inc.	42,005	3,416,687

		6,876,189
Automotive Retail - 1.3%
O’Reilly Automotive, Inc. (1) (2)	21,555	2,693,513
Broadcasting - 0.5%
Scripps Networks Interactive, Inc., Class A	15,100	1,126,309
Cable & Satellite - 4.6%
AMC Networks, Inc., Class A (2)	47,397	3,042,414
Comcast Corp., Class A	109,322	5,451,888
Sirius XM Holdings, Inc. (1)	311,199	1,173,220

		9,667,522
Homefurnishing Retail - 0.9%
Bed Bath & Beyond, Inc. (1) (2)	24,988	1,949,814
Internet Retail - 2.5%
Priceline.com, Inc. (1) (2)	4,421	5,271,291
Restaurants - 1.0%
Starbucks Corp.	25,501	2,077,311
Specialized Consumer Services - 1.2%
Sotheby’s	50,336	2,580,223

Total Consumer Discretionary		36,256,729

Consumer Staples - 8.1%

Agricultural Products - 1.0%
Archer-Daniels-Midland Co.	51,677	2,079,999
Distillers & Vintners - 2.8%
Constellation Brands, Inc., Class A (2)	41,505	2,922,367
Diageo PLC, ADR (1)	23,296	2,974,200

		5,896,567
Drug Retail - 0.9%
CVS Caremark Corp.	28,999	1,941,773
Food Retail - 0.5%
Kroger Co.	25,718	1,073,727
Household Products - 1.0%
Church & Dwight Co., Inc.	32,568	2,125,062
Soft Drinks - 1.9%
Coca-Cola Co.	28,174	1,132,313
PepsiCo, Inc.	33,544	2,833,126

		3,965,439

Total Consumer Staples		17,082,567

Energy - 3.0%

Oil & Gas-Equipment & Services - 1.7%
Dril-Quip, Inc. (2)	33,901	3,680,293

Oil & Gas-Exploration & Production - 1.3%
Anadarko Petroleum Corp.	18,382	1,632,689
EOG Resources, Inc.	6,187	1,020,855

		2,653,544

Total Energy		6,333,837

Financials - 8.8%

Asset Management & Custody Banks - 2.6%
Affiliated Managers Group, Inc. (2)	20,191	4,043,247
Ameriprise Financial, Inc.	13,239	1,433,122

		5,476,369
Diversified Banks - 1.0%
Wells Fargo & Co.	45,534	2,004,407
Life & Health Insurance - 3.1%
Aflac, Inc.	52,320	3,472,478
Prudential Financial, Inc.	34,746	3,084,055

		6,556,533
Property & Casualty Insurance - 0.4%
Axis Capital Holdings, Ltd.	17,736	871,370
Regional Banks - 1.7%
Signature Bank (1) (2)	34,192	3,632,900

Total Financials		18,541,579

Healthcare - 12.8%

Biotechnology - 7.5%
Amgen, Inc. (1)	21,559	2,459,451
Celgene Corp. (2)	32,962	5,332,263
Gilead Sciences, Inc. (1) (2)	54,352	4,066,073
United Therapeutics Corp. (1) (2)	42,142	3,890,128

		15,747,915
Healthcare Distributors - 2.4%
McKesson Corp.	30,486	5,057,322
Pharmaceuticals - 2.9%
Jazz Pharmaceuticals PLC (1) (2)	30,879	3,610,373
Johnson & Johnson	27,941	2,644,895

		6,255,268

Total Healthcare		27,060,505

Industrials - 14.3%

Aerospace & Defense - 3.2%
B/E Aerospace, Inc. (1) (2)	6,119	532,353
Boeing Co.	46,458	6,236,986

		6,769,339
Airlines - 1.3%
Southwest Airlines Co.	149,201	2,773,647
Construction & Farm Machinery & Heavy Trucks - 2.0%
Wabtec Corp. (1)	62,408	4,306,152
Electrical Components & Equipment - 2.9%
AMETEK, Inc.	48,867	2,405,234
Roper Industries, Inc. (1)	28,262	3,665,581

		6,070,815
Industrial Machinery - 1.9%
IDEX Corp. (1)	56,020	3,995,907
Railroads - 2.4%
Union Pacific Corp.	30,764	4,984,998
Research & Consulting Services - 0.6%
Verisk Analytics, Inc., Class A (2)	19,645	1,279,086

Total Industrials		30,179,944

Information Technology - 29.8%

Application Software - 1.0%
Synopsys, Inc. (2)	57,814	2,117,727
Communications Equipment - 2.9%
Cisco Systems, Inc.	140,640	2,988,600
QUALCOMM, Inc.	41,679	3,066,741

		6,055,341
Computer Hardware - 4.7%
Apple, Inc.	17,838	9,919,177
Computer Storage & Peripherals - 1.6%
NetApp, Inc. (1)	51,197	2,111,876
Seagate Technology PLC (1)	23,541	1,154,451

		3,266,327
Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A (2)	7,254	681,078
Data Processing & Outsourced Services - 6.5%
Alliance Data Systems Corp. (1) (2)	17,497	4,238,823
FleetCor Technologies, Inc. (2)	31,403	3,824,258
MasterCard, Inc., Class A (1)	7,509	5,712,922

		13,776,003
Internet Software & Services - 7.2%
eBay, Inc. (2)	24,105	1,217,785
Google, Inc., Class A (2)	9,720	10,299,215
VeriSign, Inc. (1) (2)	65,254	3,710,342

		15,227,342
Semiconductor Equipment - 0.5%
Lam Research Corp. (2)	22,200	1,156,842
Systems Software - 5.1%
Check Point Software Technologies, Ltd. (1) (2)	53,890	3,333,635
Microsoft Corp.	149,759	5,710,311
Oracle Corp. (1)	46,774	1,650,654

		10,694,600

Total Information Technology		62,894,437

Materials - 2.6%

Fertilizers & Agricultural Chemicals - 0.7%
CF Industries Holdings, Inc.	6,490	1,410,796
Paper Packaging - 1.9%
Packaging Corp. of America	65,127	3,989,680

Total Materials		5,400,476

Telecommunication Services - 1.7%

Wireless Telecommunication Services - 1.7%
SBA Communications Corp., Class A (1) (2)	41,525	3,536,684

Total Common Stocks (identified cost $151,012,788)		207,286,758

Short-Term Investments - 31.3%

Collateral Pool Investments for Securities on Loan - 30.9%
Collateral pool allocation (12)		65,298,934
Mutual Funds - 0.4%
BMO Prime Money Market Fund, Class I, 0.012% (10)	742,973	742,973

Total Short-Term Investments (identified cost $66,041,907)		66,041,907

Total Investments - 129.6% (identified cost $217,054,695)	273,328,665
Other Assets and Liabilities - (29.6)%	(62,419,109)

Total Net Assets - 100.0%	$210,909,556

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 94.9%

Consumer Discretionary - 14.0%

Advertising - 1.2%
The Interpublic Group of Cos., Inc.	243,300	$4,233,420
Apparel Retail - 1.3%
Guess?, Inc. (1)	129,000	4,419,540
Auto Parts & Equipment - 2.0%
Visteon Corp. (2)	89,749	7,057,861
Automotive Retail - 1.7%
Advance Auto Parts, Inc.	58,502	5,909,287
Catalog Retail - 1.7%
Liberty Interactive Corp. (2)	206,200	5,790,096
Department Stores - 1.6%
Kohl’s Corp.	100,400	5,550,112
Homebuilding - 1.8%
Lennar Corp., Class A (1)	90,310	3,229,486
TRI Pointe Homes, Inc. (1) (2)	152,600	3,029,110

		6,258,596
Leisure Products - 1.5%
Hasbro, Inc. (1)	93,900	5,053,698
Specialty Stores - 1.2%
Staples, Inc. (1)	266,790	4,143,249

Total Consumer Discretionary		48,415,859

Consumer Staples - 3.9%

Agricultural Products - 1.5%
Darling International, Inc. (1) (2)	252,100	5,226,033
Food Retail - 1.4%
Kroger Co. (1)	120,200	5,018,350
Packaged Foods & Meats - 1.0%
ConAgra Foods, Inc. (1)	103,850	3,426,012

Total Consumer Staples		13,670,395

Energy - 9.0%

Coal & Consumable Fuels - 1.1%
Consol Energy, Inc. (1)	110,400	3,928,032
Oil & Gas-Drilling - 1.0%
Helmerich & Payne, Inc. (1)	44,500	3,426,500
Oil & Gas-Equipment & Services - 1.4%
Tidewater, Inc.	88,200	5,030,928
Oil & Gas-Exploration & Production - 5.5%
Cimarex Energy Co.	33,300	3,149,514
EQT Corp.	18,130	1,543,044
Newfield Exploration Co. (2)	180,400	5,069,240
Noble Energy, Inc. (1)	46,150	3,241,576
QEP Resources, Inc. (1)	185,000	5,923,700

		18,927,074

Total Energy		31,312,534

Financials - 22.5%

Asset Management & Custody Banks - 2.9%
Ameriprise Financial, Inc. (1)	51,700	5,596,525
Invesco, Ltd.	133,200	4,642,020

		10,238,545
Consumer Finance - 2.3%
Discover Financial Services	150,700	8,032,310
Life & Health Insurance - 1.5%
Lincoln National Corp. (1)	102,200	5,245,926
Property & Casualty Insurance - 1.5%
Axis Capital Holdings, Ltd.	105,400	5,178,302
Real Estate Operating Companies - 1.3%
Forest City Enterprises, Inc., Class A (1) (2)	228,800	4,461,600
Regional Banks - 7.9%
East West Bancorp, Inc. (1)	141,900	4,864,332
Fifth Third Bancorp	344,110	6,992,315
First Niagara Financial Group, Inc. (1)	374,054	4,166,962
Huntington Bancshares, Inc.	673,700	6,184,566
Regions Financial Corp.	529,400	5,151,062

		27,359,237
Reinsurance - 2.9%
PartnerRe, Ltd.	47,600	4,898,040
Reinsurance Group of America, Inc.	67,800	5,083,644

		9,981,684
Residential REIT’s - 1.1%
UDR, Inc. (1)	160,000	3,723,200
Retail REIT’s - 1.1%
The Macerich Co. (1)	68,400	3,894,696

Total Financials		78,115,500

Healthcare - 6.3%

Healthcare Distributors - 1.9%
AmerisourceBergen Corp.	92,100	6,495,813
Healthcare Equipment - 0.8%
Hologic, Inc. (1) (2)	121,400	2,718,146
Life Sciences Tools & Services - 1.7%
Bruker Corp. (2)	315,300	6,097,902
Managed Healthcare - 1.9%
Cigna Corp.	75,060	6,563,997

Total Healthcare		21,875,858

Industrials - 13.1%

Aerospace & Defense - 3.2%
L-3 Communications Holdings, Inc. (1)	48,900	5,059,194
Spirit Aerosystems Holdings, Inc., Class A (2)	181,900	5,937,216

		10,996,410
Construction & Engineering - 3.1%
Fluor Corp.	74,700	5,812,407
URS Corp.	98,700	5,129,439

		10,941,846
Construction & Farm Machinery & Heavy Trucks - 1.5%
AGCO Corp. (1)	86,800	5,058,704
Electrical Components & Equipment - 1.5%
Regal Beloit Corp. (1)	70,200	5,165,316
Industrial Machinery - 3.8%
Dover Corp.	48,300	4,382,742
Parker-Hannifin Corp.	38,100	4,489,704

Xylem, Inc. (1)	122,450	4,231,872

		13,104,318

Total Industrials		45,266,594

Information Technology - 13.9%

Communications Equipment - 1.3%
InterDigital, Inc. (1)	129,200	4,378,588
Computer Storage & Peripherals - 4.8%
Lexmark International, Inc., Class A	103,000	3,643,110
NetApp, Inc. (1)	153,000	6,311,250
Western Digital Corp. (1)	88,000	6,603,520

		16,557,880
Data Processing & Outsourced Services - 0.8%
Western Union Co. (1)	177,600	2,960,592
Semiconductors - 1.7%
Broadcom Corp., Class A	227,580	6,074,110
Systems Software - 3.4%
Check Point Software Technologies, Ltd. (1) (2)	104,500	6,464,370
Symantec Corp.	231,800	5,213,182

		11,677,552
Technology Distributors - 1.9%
Avnet, Inc.	79,700	3,180,030
Ingram Micro, Inc. (2)	145,300	3,405,832

		6,585,862

Total Information Technology		48,234,584

Materials - 9.0%

Metal & Glass Containers - 2.9%
Ball Corp.	81,800	4,088,364
Berry Plastics Group, Inc. (2)	288,450	6,187,253

		10,275,617
Paper Products - 1.5%
International Paper Co.	110,400	5,150,160
Specialty Chemicals - 3.2%
Ashland, Inc.	47,330	4,310,816
W.R. Grace & Co. (2)	70,100	6,731,703

		11,042,519
Steel - 1.4%
Reliance Steel & Aluminum Co.	65,600	4,823,568

Total Materials		31,291,864

Telecommunication Services - 0.8%

Integrated Telecommunication Services - 0.8%
CenturyLink, Inc. (1)	89,246	2,739,852

Utilities - 2.4%

Electric Utilities - 2.4%
Edison International (1)	96,400	4,454,644
Great Plains Energy, Inc.	159,800	3,793,652

Total Utilities		8,248,296

Total Common Stocks (identified cost $236,075,885)		329,171,336

Short-Term Investments - 33.2%

Collateral Pool Investments for Securities on Loan - 28.1%
Collateral pool allocation (12)		97,735,775
Mutual Funds - 5.1%
BMO Prime Money Market Fund, Class I, 0.012% (10)	17,558,892	17,558,892

Total Short-Term Investments (identified cost $115,294,667)	115,294,667

Total Investments - 128.1% (identified cost $351,370,552)	444,466,003
Other Assets and Liabilities - (28.1)%	(97,408,390)

Total Net Assets - 100.0%	$347,057,613

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 97.5%

Consumer Discretionary - 23.6%

Apparel Retail - 0.9%
Urban Outfitters, Inc. (2)	60,100	$2,345,102
Apparel, Accessories & Luxury Goods - 1.8%
Ralph Lauren Corp.	12,700	2,225,421
VF Corp.	11,100	2,603,838

		4,829,259
Auto Parts & Equipment - 0.9%
BorgWarner, Inc. (1)	21,500	2,304,155
Automotive Retail - 1.5%
O’Reilly Automotive, Inc. (1) (2)	30,870	3,857,515
Broadcasting - 2.5%
Discovery Communications, Inc., Class A (1) (2)	44,700	3,900,969
Sinclair Broadcast Group, Inc., Class A	82,100	2,694,522

		6,595,491
Cable & Satellite - 0.9%
Sirius XM Holdings, Inc. (1)	623,600	2,350,972
Casinos & Gaming - 0.8%
MGM Resorts International (1) (2)	112,900	2,166,551
Department Stores - 1.0%
Macy’s, Inc.	49,100	2,615,066
Distributors - 1.5%
LKQ Corp. (2)	120,800	4,004,520
General Merchandise Stores - 1.4%
Dollar Tree, Inc. (2)	66,000	3,672,900
Homebuilding - 1.6%
Lennar Corp., Class A (1)	60,200	2,152,752
TRI Pointe Homes, Inc. (1) (2)	104,000	2,064,400

		4,217,152
Homefurnishing Retail - 1.0%
Restoration Hardware Holdings, Inc. (1) (2)	34,900	2,634,950
Hotels, Resorts & Cruise Lines - 3.0%
Marriott International, Inc., Class A (1)	74,200	3,488,884
Wyndham Worldwide Corp. (1)	59,200	4,245,232

		7,734,116

Restaurants - 1.6%
Dunkin’ Brands Group, Inc. (1)	84,729	4,150,027
Specialty Stores - 3.2%
Dick’s Sporting Goods, Inc.	40,900	2,311,668
GNC Holdings, Inc., Class A	58,200	3,502,476
Tractor Supply Co. (1)	35,800	2,620,918

		8,435,062

Total Consumer Discretionary		61,912,838

Consumer Staples - 2.0%

Packaged Foods & Meats - 2.0%
Hershey Co.	26,300	2,548,207
The Hain Celestial Group, Inc. (1) (2)	32,600	2,695,694

Total Consumer Staples		5,243,901

Energy - 7.7%

Oil & Gas-Drilling - 2.1%
Unit Corp. (1) (2)	116,848	5,627,399
Oil & Gas-Exploration & Production - 5.6%
Approach Resources, Inc. (1) (2)	169,571	3,593,210
Bellatrix Exploration, Ltd. (2)	1,636,179	10,962,399

		14,555,609

Total Energy		20,183,008

Financials - 5.5%

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc. (1)	27,600	2,987,700
Multi-Line Insurance - 0.9%
Hartford Financial Services Group, Inc.	67,700	2,412,151
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.	15,400	1,504,888
Specialized Finance - 1.3%
IntercontinentalExchange Group, Inc. (1) (2)	16,100	3,433,969
Specialized REIT’s - 1.6%
Host Hotels & Resorts, Inc. (1)	108,900	2,004,849
Pebblebrook Hotel Trust (1)	71,100	2,156,463

		4,161,312

Total Financials		14,500,020

Healthcare - 19.9%

Biotechnology - 4.8%
Aegerion Pharmaceuticals, Inc. (1) (2)	29,070	2,061,935
Alexion Pharmaceuticals, Inc. (1) (2)	27,206	3,387,147
Alkermes PLC (2)	58,500	2,362,230
Myriad Genetics, Inc. (1) (2)	85,500	2,543,625
Quintiles Transnational Holdings, Inc. (2)	49,500	2,137,905

		12,492,842
Healthcare Distributors - 2.3%
AmerisourceBergen Corp.	43,900	3,096,267
Cardinal Health, Inc.	45,300	2,926,380

		6,022,647
Healthcare Facilities - 0.7%
HealthSouth Corp. (1)	48,000	1,717,920
Healthcare Services - 3.7%
Catamaran Corp. (1) (2)	84,100	3,837,483
Envision Healthcare Holdings, Inc. (2)	70,780	2,096,503
MEDNAX, Inc. (1) (2)	33,100	3,667,480

		9,601,466
Healthcare Technology - 1.5%
Cerner Corp. (1) (2)	68,100	3,913,707
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	57,600	2,191,104
Pharmaceuticals - 6.1%
Actavis PLC (2)	32,900	5,365,003
Jazz Pharmaceuticals PLC (1) (2)	26,180	3,060,966
Medicines Co. (1) (2)	53,387	1,954,498
Mylan, Inc. (1) (2)	80,200	3,539,226
Salix Pharmaceuticals, Ltd. (1) (2)	25,700	2,179,617

		16,099,310

Total Healthcare		52,038,996

Industrials - 18.1%

Aerospace & Defense - 0.9%
Triumph Group, Inc.	31,900	2,358,686
Building Products - 1.5%
Fortune Brands Home & Security, Inc.	92,300	4,024,280
Construction & Engineering - 2.0%
Chicago Bridge & Iron Co. NV	39,500	3,028,860
Fluor Corp.	29,800	2,318,738

		5,347,598
Electrical Components & Equipment - 2.6%
AMETEK, Inc.	74,525	3,668,120
Roper Industries, Inc.	23,800	3,086,860

		6,754,980
Industrial Conglomerates - 1.0%
Tyco International, Ltd.	66,500	2,536,310
Industrial Machinery - 0.9%
IDEX Corp. (1)	33,500	2,389,555
Railroads - 2.2%
Genesee & Wyoming, Inc., Class A (2)	26,300	2,530,060
Kansas City Southern (1)	26,950	3,261,489

		5,791,549
Research & Consulting Services - 3.4%
Acacia Research Corp. (1)	180,000	2,678,400
Nielsen Holdings NV (1)	56,000	2,416,960
Verisk Analytics, Inc., Class A (2)	57,800	3,763,358

		8,858,718
Security & Alarm Services - 1.4%
The ADT Corp. (1)	90,150	3,656,484
Trading Companies & Distributors - 1.3%
United Rentals, Inc. (1) (2)	50,400	3,463,992
Trucking - 0.9%
J.B. Hunt Transport Services, Inc.	29,400	2,210,586

Total Industrials		47,392,738

Information Technology - 16.7%

Application Software - 1.4%
Qlik Technologies, Inc. (1) (2)	56,400	1,414,512
Solera Holdings, Inc.	33,700	2,249,475

		3,663,987
Communications Equipment - 1.7%
F5 Networks, Inc. (2)	30,600	2,517,156
Palo Alto Networks, Inc. (1) (2)	42,060	2,100,897

		4,618,053
Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp., Class A (1) (2)	28,200	2,647,698
Data Processing & Outsourced Services - 7.1%
Alliance Data Systems Corp. (1) (2)	17,700	4,288,002
Cardtronics, Inc. (1) (2)	91,200	3,884,208
FleetCor Technologies, Inc. (2)	29,300	3,568,154
Total System Services, Inc. (1)	114,600	3,558,330
Vantiv, Inc., Class A (1) (2)	108,300	3,281,490

		18,580,184
Electronic Components - 1.3%
Amphenol Corp., Class A	39,800	3,383,000
Internet Software & Services - 0.6%
Rackspace Hosting, Inc. (1) (2)	38,600	1,474,906

Systems Software - 3.6%
AVG Technologies NV (1) (2)	88,934	1,536,780
Check Point Software Technologies, Ltd. (1) (2)	56,600	3,501,276
Infoblox, Inc. (2)	71,109	2,259,844
Red Hat, Inc. (1) (2)	45,300	2,122,305

		9,420,205

Total Information Technology		43,788,033

Materials - 1.7%

Diversified Chemicals - 0.9%
FMC Corp. (1)	31,400	2,287,804
Steel - 0.8%
Carpenter Technology Corp. (1)	37,600	2,266,904

Total Materials		4,554,708

Telecommunication Services - 2.3%

Wireless Telecommunication Services - 2.3%
Crown Castle International Corp. (2)	38,800	2,880,124
SBA Communications Corp., Class A (1) (2)	36,700	3,125,739

Total Telecommunication Services		6,005,863

Total Common Stocks (identified cost $174,780,322)		255,620,105

Short-Term Investments - 44.7%

Collateral Pool Investments for Securities on Loan - 42.0%
Collateral pool allocation (12)		110,230,986
Mutual Funds - 2.7%
BMO Prime Money Market Fund, Class I, 0.012% (10)	6,975,573	6,975,573

Total Short-Term Investments (identified cost $117,206,559)		117,206,559

Total Investments - 142.2% (identified cost $291,986,881)		372,826,664
Other Assets and Liabilities - (42.2)%		(110,594,964)

Total Net Assets - 100.0%		$262,231,700

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 95.1%

Consumer Discretionary - 16.0%

Apparel Retail - 5.5%
Aeropostale, Inc. (1) (2)	80,230	$827,974
Crocs, Inc. (1) (2)	43,600	601,680
Guess?, Inc. (1)	22,200	760,572
Stage Stores, Inc.	27,500	577,775
The Finish Line, Inc., Class A	26,300	694,583

		3,462,584
Broadcasting - 1.1%
Sinclair Broadcast Group, Inc., Class A	20,130	660,667
Department Stores - 2.4%
Bon-Ton Stores, Inc. (1)	55,100	979,678
Dillard’s, Inc., Class A (1)	5,490	502,335

		1,482,013
Homebuilding - 2.6%
Century Communities (2)	40,000	760,000
TRI Pointe Homes, Inc. (1) (2)	44,030	873,995

		1,633,995
Household Appliances - 1.1%
Helen of Troy, Ltd. (1) (2)	13,700	667,327
Publishing - 1.2%
Valassis Communications, Inc. (1)	25,940	761,598
Restaurants - 1.0%
Bob Evans Farms, Inc.	10,960	609,266
Specialized Consumer Services - 1.1%
Steiner Leisure, Ltd. (2)	11,760	695,722

Total Consumer Discretionary		9,973,172

Consumer Staples - 1.3%

Agricultural Products - 1.3%
Darling International, Inc. (1) (2)	40,450	838,528

Energy - 8.6%

Coal & Consumable Fuels - 1.3%
Cloud Peak Energy, Inc. (1) (2)	48,100	795,574
Oil & Gas-Drilling - 2.4%
Atwood Oceanics, Inc. (2)	12,820	673,819
Unit Corp. (1) (2)	16,950	816,312

		1,490,131
Oil & Gas-Equipment & Services - 2.5%
Gulfmark Offshore, Inc., Class A (1)	10,900	538,024
Helix Energy Solutions Group, Inc. (2)	30,300	672,963
Tesco Corp. (1) (2)	21,430	383,169

		1,594,156
Oil & Gas-Exploration & Production - 1.3%
Jones Energy, Inc., Class A (1) (2)	54,900	793,305
Oil & Gas-Refining & Marketing - 1.1%
Murphy USA, Inc. (1) (2)	14,600	660,650

Total Energy		5,333,816

Financials - 22.1%

Consumer Finance - 1.1%
Nelnet, Inc., Class A	14,900	670,500
Diversified Capital Markets - 2.3%
Encore Capital Group, Inc. (1) (2)	13,100	624,739
HFF, Inc., Class A (1)	31,800	814,716

		1,439,455
Life & Health Insurance - 1.5%
American Equity Investment Life Holding Co.	39,570	938,205
Office REIT’s - 0.9%
CoreSite Realty Corp. (1)	17,900	579,244
Regional Banks - 9.4%
BBCN Bancorp, Inc. (1)	47,900	799,451
Fidelity Southern Corp. (1)	49,126	877,882
First Financial Holding, Inc. (1)	12,610	830,621
First NBC Bank Holding Co. (2)	34,300	990,584
FirstMerit Corp.	37,100	851,816
Susquehanna Bancshares, Inc. (1)	51,060	642,845
Western Alliance Bancorp (1) (2)	35,700	828,954

		5,822,153
Reinsurance - 3.6%
Enstar Group, Ltd. (1) (2)	4,760	663,115
Maiden Holdings, Ltd. (1)	70,200	888,732
Montpelier Re Holdings, Ltd. (1)	24,400	709,064

		2,260,911
Residential REIT’s - 1.0%
Mid-America Apartment Communities, Inc. (1)	10,400	626,496
Specialized REIT’s - 1.3%
LaSalle Hotel Properties (1)	26,500	829,980
Thrifts & Mortgage Finance - 1.0%
Ocwen Financial Corp. (2)	10,300	583,598

Total Financials		13,750,542

Healthcare - 7.6%

Healthcare Services - 1.1%
BioScrip, Inc. (1) (2)	100,770	686,244
Healthcare Technology - 1.4%
MedAssets, Inc. (1) (2)	39,600	852,984
Life Sciences Tools & Services - 3.3%
Bio-Rad Laboratories, Inc., Class A (2)	8,000	980,960
Bruker Corp. (1) (2)	56,780	1,098,125

		2,079,085
Pharmaceuticals - 1.8%
Impax Laboratories, Inc. (1) (2)	46,100	1,108,244

Total Healthcare		4,726,557

Industrials - 16.0%

Aerospace & Defense - 1.1%
Moog, Inc., Class A (1) (2)	9,900	679,833
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (2)	1,323	56,333
Construction & Engineering - 2.6%
EMCOR Group, Inc. (1)	20,050	796,587
URS Corp.	16,000	831,520

		1,628,107
Construction & Farm Machinery & Heavy Trucks - 1.3%
Titan International, Inc. (1)	48,400	834,900

Electrical Components & Equipment - 1.5%
Regal Beloit Corp.	13,100	963,898
Environmental & Facilities Services - 1.4%
Tetra Tech, Inc. (1) (2)	29,500	843,405
Industrial Machinery - 3.2%
Altra Holdings, Inc.	28,400	862,792
Kadant, Inc. (1)	13,870	574,496
LB Foster Co., Class A	11,700	548,379

		1,985,667
Office Services & Supplies - 1.2%
Sykes Enterprises, Inc. (1) (2)	32,494	719,417
Research & Consulting Services - 2.1%
Acacia Research Corp. (1)	32,390	481,963
RPX Corp. (1) (2)	50,450	833,434

		1,315,397
Trucking - 1.5%
Quality Distribution, Inc. (2)	77,900	952,717

Total Industrials		9,979,674

Information Technology - 14.0%

Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (2)	134,040	1,178,212
InterDigital, Inc. (1)	17,000	576,130

		1,754,342
Computer Storage & Peripherals - 3.2%
Datalink Corp. (1) (2)	73,500	769,545
Lexmark International, Inc., Class A	18,450	652,576
Synaptics, Inc. (1) (2)	11,000	555,610

		1,977,731
Data Processing & Outsourced Services - 2.3%
CSG Systems International, Inc.	31,000	894,970
MoneyGram International, Inc. (2)	26,046	549,310

		1,444,280
Home Entertainment Software - 1.1%
Take-Two Interactive Software, Inc. (1) (2)	42,800	700,208
Semiconductor Equipment - 0.9%
Tessera Technologies, Inc.	28,460	569,200
Semiconductors - 2.4%
CEVA, Inc. (1) (2)	51,200	818,688
Lattice Semiconductor Corp. (1) (2)	118,000	657,260

		1,475,948
Technology Distributors - 1.3%
Ingram Micro, Inc. (2)	34,900	818,056

Total Information Technology		8,739,765

Materials - 7.0%

Metal & Glass Containers - 1.6%
Berry Plastics Group, Inc. (1) (2)	47,100	1,010,295
Paper Packaging - 2.2%
Graphic Packaging Holding Co. (1) (2)	151,450	1,360,021
Paper Products - 1.2%
KapStone Paper and Packaging Corp. (1)	14,400	767,232
Specialty Chemicals - 2.0%
Innophos Holdings, Inc.	14,200	681,316
W.R. Grace & Co. (2)	6,000	576,180

		1,257,496

Total Materials		4,395,044

Telecommunication Services - 0.7%

Integrated Telecommunication Services - 0.7%
IDT Corp., Class B	18,500	410,885

Utilities - 1.8%

Electric Utilities - 1.8%
Great Plains Energy, Inc.	18,740	444,888
Portland General Electric Co.	22,540	671,917

Total Utilities		1,116,805

Total Common Stocks (identified cost $46,682,481)		59,264,788

Short-Term Investments - 37.2%

Collateral Pool Investments for Securities on Loan - 31.9%
Collateral pool allocation (12)		19,870,474
Mutual Funds - 5.3%
BMO Prime Money Market Fund, Class I, 0.012% (10)	3,320,132	3,320,132

Total Short-Term Investments (identified cost $23,190,606)		23,190,606

Total Investments - 132.3% (identified cost $69,873,087)		82,455,394
Other Assets and Liabilities - (32.3)%		(20,123,107)

Total Net Assets - 100.0%		$62,332,287

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 93.0%

Consumer Discretionary - 13.7%

Apparel, Accessories & Luxury Goods - 1.5%
Tumi Holdings, Inc. (1) (2)	339,500	$8,148,000
Vince Holding Corp. (1) (2)	143,950	4,213,416

		12,361,416
Automobile Manufacturers - 0.6%
Winnebago Industries, Inc. (2)	164,780	5,101,589
Automotive Retail - 0.5%
Sonic Automotive, Inc., Class A	187,327	4,443,396
Broadcasting - 2.3%
LIN Media LLC, Class A (2)	323,919	8,467,243
Sinclair Broadcast Group, Inc., Class A	327,137	10,736,636

		19,203,879
Homebuilding - 5.8%
M/I Homes, Inc. (1) (2)	576,962	12,675,855
TRI Pointe Homes, Inc. (1) (2)	1,053,812	20,918,168
UCP, Inc., Class A (1) (2) (10)	418,000	6,261,640
William Lyon Homes, Class A (2)	396,946	8,633,576

		48,489,239
Leisure Products - 0.8%
Arctic Cat, Inc.	114,383	6,436,331
Photographic Products - 0.9%
Eastman Kodak Co. (1) (2)	277,381	7,345,049
Specialized Consumer Services - 1.3%
LifeLock, Inc. (1) (2)	623,430	10,735,465

Total Consumer Discretionary		114,116,364

Consumer Staples - 1.4%

Food Retail - 0.5%
Fresh Market, Inc. (1) (2)	115,000	4,681,650
Packaged Foods & Meats - 0.9%
The Hain Celestial Group, Inc. (1) (2)	87,800	7,260,182

Total Consumer Staples		11,941,832

Energy - 10.9%

Oil & Gas-Drilling - 2.7%
Unit Corp. (1) (2)	465,333	22,410,437
Oil & Gas-Exploration & Production - 8.2%
Approach Resources, Inc. (1) (2)	1,027,353	21,769,610
Bellatrix Exploration, Ltd. (1) (2)	5,229,648	35,038,642
Penn Virginia Corp. (1) (2)	1,097,190	11,772,849

		68,581,101

Total Energy		90,991,538

Financials - 10.8%

Asset Management & Custody Banks - 4.3%
ICG Group, Inc. (1) (2)	1,502,306	25,824,640
Safeguard Scientifics, Inc. (1) (2)	549,315	10,244,725

		36,069,365

Mortgage REIT’s - 0.6%
Newcastle Investment Corp.	950,310	5,217,202
Multi-Sector Holdings - 2.8%
Pico Holdings, Inc. (1) (2)	972,138	23,554,904
Specialized REIT’s - 3.1%
CyrusOne, Inc.	204,748	4,183,002
LaSalle Hotel Properties (1)	307,492	9,630,649
Physicians Realty Trust (1)	420,200	5,021,390
Summit Hotel Properties, Inc.	761,000	6,909,880

		25,744,921

Total Financials		90,586,392

Healthcare - 20.7%

Biotechnology - 2.0%
Aegerion Pharmaceuticals, Inc. (1) (2)	88,400	6,270,212
Myriad Genetics, Inc. (1) (2)	156,595	4,658,701
NPS Pharmaceuticals, Inc. (1) (2)	225,285	5,949,777

		16,878,690
Healthcare Equipment - 4.7%
ABIOMED, Inc. (1) (2)	244,538	6,991,341
DexCom, Inc. (1) (2)	266,300	8,811,867
Globus Medical, Inc., Class A (1) (2)	293,180	5,646,647
Insulet Corp. (1) (2)	185,850	6,880,167
NxStage Medical, Inc. (1) (2)	365,890	3,735,737
Thoratec Corp. (1) (2)	186,331	7,335,852

		39,401,611
Healthcare Facilities - 2.5%
Acadia Healthcare Co., Inc. (1) (2)	210,300	9,715,860
Emeritus Corp. (1) (2)	300,107	6,755,409
HealthSouth Corp. (1)	117,300	4,198,167

		20,669,436
Healthcare Services - 1.3%
HMS Holdings Corp. (1) (2)	128,500	2,943,935
MEDNAX, Inc. (1) (2)	72,300	8,010,840

		10,954,775
Healthcare Supplies - 2.4%
Endologix, Inc. (1) (2)	389,100	6,953,217
TearLab Corp. (1) (2)	678,029	6,353,132
Unilife Corp. (1) (2)	1,597,828	7,110,334

		20,416,683
Life Sciences Tools & Services - 2.0%
ICON PLC ADR (2)	248,775	9,488,278
PAREXEL International Corp. (1) (2)	180,500	7,440,210

		16,928,488
Managed Healthcare - 1.0%
Centene Corp. (1) (2)	133,471	7,972,223
Pharmaceuticals - 4.8%
Akorn, Inc. (1) (2)	443,255	11,413,816
Jazz Pharmaceuticals PLC (1) (2)	69,040	8,072,157
Medicines Co. (1) (2)	168,900	6,183,429
Pacira Pharmaceuticals, Inc. (1) (2)	129,500	7,147,105
Salix Pharmaceuticals, Ltd. (1) (2)	80,100	6,793,281

		39,609,788

Total Healthcare		172,831,694

Industrials - 13.3%

Aerospace & Defense - 3.2%
B/E Aerospace, Inc. (1) (2)	95,573	8,314,851
Hexcel Corp. (1) (2)	245,400	10,780,422

Triumph Group, Inc.	105,800	7,822,852

		26,918,125
Building Products - 0.6%
Lennox International, Inc. (1)	58,100	4,787,440
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	93,600	7,177,248
Human Resource & Employment Services - 1.1%
On Assignment, Inc. (1) (2)	264,500	9,000,935
Industrial Machinery - 2.4%
Actuant Corp., Class A (1)	173,500	6,780,380
Barnes Group, Inc.	172,200	6,285,300
Trimas Corp. (1) (2)	197,685	7,231,317

		20,296,997
Research & Consulting Services - 2.6%
Acacia Research Corp. (1)	992,200	14,763,936
Advisory Board Co. (1) (2)	108,200	7,002,704

		21,766,640
Security & Alarm Services - 1.0%
MiX Telematics, Ltd., ADR (1) (2)	616,376	7,969,742
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (1) (2)	113,500	7,800,855
Watsco, Inc. (1)	51,500	4,941,940

		12,742,795

Total Industrials		110,659,922

Information Technology - 17.5%

Application Software - 2.9%
Aspen Technology, Inc. (1) (2)	302,900	11,973,637
NICE Systems, Ltd. (1)	181,600	7,147,776
Tangoe, Inc. (1) (2)	313,353	4,932,176

		24,053,589
Communications Equipment - 2.6%
Aruba Networks, Inc. (1) (2)	380,900	6,795,256
CalAmp Corp. (1) (2)	389,528	9,714,828
Ruckus Wireless, Inc. (1) (2)	397,543	5,183,961

		21,694,045
Consulting & Other Services - 1.1%
EPAM Systems, Inc. (1) (2)	61,391	2,177,539
MAXIMUS, Inc.	154,000	7,007,000

		9,184,539
Data Processing & Outsourced Services - 1.6%
Cardtronics, Inc. (1) (2)	289,600	12,334,064
ExlService Holdings, Inc. (1) (2)	41,045	1,081,946

		13,416,010
Internet Software & Services - 4.3%
Brightcove, Inc. (1) (2)	405,145	5,765,213
Global Eagle Entertainment, Inc. (1) (2)	1,293,896	19,861,304
Internap Network Services Corp. (1) (2)	169,690	1,304,916
LivePerson, Inc. (1) (2)	433,119	5,323,033
Rocket Fuel, Inc. (1) (2)	74,825	3,572,145

		35,826,611
Semiconductors - 0.5%
Microsemi Corp. (1) (2)	184,100	4,497,563
Systems Software - 4.5%
AVG Technologies NV (1) (2)	846,094	14,620,504
FleetMatics Group PLC (1) (2)	197,092	7,627,461
Infoblox, Inc. (1) (2)	238,545	7,580,960

Proofpoint, Inc. (1) (2)	241,930	7,378,865

		37,207,790

Total Information Technology		145,880,147

Materials - 1.4%

Diversified Metals & Mining - 0.5%
U.S. Silica Holdings, Inc.	123,260	4,253,703
Specialty Chemicals - 0.9%
Ferro Corp. (1) (2)	546,900	7,618,317

Total Materials		11,872,020

Telecommunication Services - 3.3%

Alternative Carriers - 3.3%
8x8, Inc. (1) (2)	592,100	6,169,682
inContact, Inc. (1) (2) (10)	2,838,884	21,291,630

Total Telecommunication Services		27,461,312

Total Common Stocks (identified cost $588,112,042)		776,341,221

Exchange Traded Fund - 3.0%
iShares Russell 2000 Growth Index Fund	188,300	25,087,209

Total Exchange Traded Funds (identified cost $25,007,765)		25,087,209

Short-Term Investments - 53.1%

Collateral Pool Investments for Securities on Loan - 45.6%
Collateral pool allocation (12)		380,403,465
Mutual Funds - 7.5%
BMO Prime Money Market Fund, Class I, 0.012% (10)	62,604,965	62,604,965

Total Short-Term Investments (identified cost $443,008,430)		443,008,430

Total Investments - 149.1% (identified cost $1,056,128,237)		1,244,436,860
Other Assets and Liabilities - (49.1)%		(410,030,221)

Total Net Assets - 100.0%		$834,406,639

Micro-Cap Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 97.9%

Consumer Discretionary - 12.2%

Advertising - 0.6%
ReachLocal, Inc. (2)	1,133	$14,333
Auto Parts & Equipment - 2.9%
Shiloh Industries, Inc.	787	18,243
Standard Motor Products, Inc.	588	20,415
Stoneridge, Inc. (2)	1,860	24,012
Strattec Security Corp.	294	13,192

		75,862
Casinos & Gaming - 0.9%
Monarch Casino & Resort, Inc. (2)	1,151	20,430
MTR Gaming Group, Inc. (2)	532	2,958

		23,388
Catalog Retail - 0.5%
ValueVision Media, Inc., Class A (2)	2,433	14,014
Consumer Electronics - 0.8%
Universal Electronics, Inc. (2)	507	19,271
Distributors - 0.6%
Weyco Group, Inc.	497	14,587
Education Services - 0.5%
National American University Holdings, Inc.	3,632	13,329
Home Furnishings - 0.8%
Flexsteel Industries, Inc.	790	21,851
Homebuilding - 1.0%
Cavco Industries, Inc. (2)	374	25,234
Homefurnishing Retail - 0.9%
Haverty Furniture Cos., Inc.	813	23,171
Internet Retail - 1.1%
1-800-Flowers.com, Inc., Class A (2)	2,938	14,954
Geeknet, Inc. (2)	766	14,432

		29,386
Leisure Products - 0.8%
Escalade, Inc.	948	10,087
Johnson Outdoors, Inc., Class A	397	11,370

		21,457
Publishing - 0.8%
Journal Communications, Inc., Class A (2)	2,205	21,300

Total Consumer Discretionary		317,183

Consumer Staples - 0.9%

Personal Products - 0.9%
Nutraceutical International Corp.	559	14,310
The Female Health Co.	1,061	9,719

Total Consumer Staples		24,029

Energy - 6.6%

Oil & Gas-Equipment & Services - 3.3%
Dawson Geophysical Co. (2)	826	26,696

Matrix Service Co. (2)	1,127	25,020
Natural Gas Services Group, Inc. (2)	676	20,050
RigNet, Inc. (2)	344	14,613

		86,379
Oil & Gas-Exploration & Production - 2.7%
Evolution Petroleum Corp. (2)	1,734	21,432
Swift Energy Co. (2)	1,542	20,524
VAALCO Energy, Inc. (2)	2,103	12,723
Warren Resources, Inc. (2)	4,544	14,768

		69,447
Oil & Gas-Refining & Marketing - 0.6%
Renewable Energy Group, Inc. (2)	1,415	16,089

Total Energy		171,915

Financials - 25.0%

Asset Management & Custody Banks - 1.4%
Manning & Napier, Inc.	981	17,923
Westwood Holdings Group, Inc.	305	17,470

		35,393
Consumer Finance - 0.5%
Nicholas Financial, Inc.	786	12,584
Industrial REIT’s - 0.5%
Terreno Realty Corp.	736	13,034
Insurance Brokers - 0.9%
Crawford & Co., Class B	2,287	23,648
Investment Banking & Brokerage - 0.5%
Cowen Group, Inc., Class A (2)	3,246	13,114
Mortgage REIT’s - 0.5%
Apollo Commercial Real Estate Finance, Inc.	787	13,088
Property & Casualty Insurance - 1.0%
Hallmark Financial Services, Inc. (2)	427	4,056
HCI Group, Inc.	459	22,854

		26,910
Regional Banks - 16.6%
Ameris Bancorp (2)	1,126	23,049
Bancorp, Inc. (2)	1,287	23,552
Bank of Marin Bancorp	353	16,235
BNC Bancorp	840	12,793
Bridge Bancorp, Inc.	491	12,221
C&F Financial Corp.	264	14,190
Center Bancorp, Inc.	615	10,104
Community Trust Bancorp, Inc.	291	13,307
Eagle Bancorp, Inc. (2)	733	23,903
Financial Institutions, Inc.	646	16,602
First Busey Corp.	2,713	16,278
First Community Bancshares, Inc.	702	12,236
First Internet Bancorp	518	12,391
First Merchants Corp.	1,229	26,043
German American Bancorp, Inc.	630	18,831
Heritage Financial Corp.	816	14,035
Home Federal Bancorp, Inc.	892	13,630
Independent Bank Corp. (2)	2,046	24,307
Mercantile Bank Corp.	672	14,972
Metro Bancorp, Inc. (2)	991	22,198
Monarch Financial Holdings, Inc.	913	10,280
Pacific Premier Bancorp, Inc. (2)	1,311	19,062
Pinnacle Financial Partners, Inc.	611	19,888
Trico Bancshares	781	21,548
United Community Banks, Inc. (2)	1,102	20,222

		431,877

Reinsurance - 0.9%
Maiden Holdings, Ltd.	1,774	22,459
Specialized Finance - 0.4%
MicroFinancial, Inc.	1,050	9,334
Thrifts & Mortgage Finance - 1.8%
Heritage Financial Group, Inc.	805	14,225
Security National Financial Corp., Class A (2)	1,772	8,842
WSFS Financial Corp.	330	25,060

		48,127

Total Financials		649,568

Healthcare - 17.1%

Biotechnology - 4.4%
AMAG Pharmaceuticals, Inc. (2)	805	19,747
BioSpecifics Technologies Corp. (2)	796	17,663
Chelsea Therapeutics International, Ltd. (2)	3,674	14,218
Ligand Pharmaceuticals, Inc., Class B (2)	218	12,138
MEI Pharma, Inc. (2)	1,354	10,724
Repligen Corp. (2)	1,726	23,249
Spectrum Pharmaceuticals, Inc.	1,828	17,604

		115,343
Healthcare Distributors - 1.0%
PharMerica Corp. (2)	1,125	25,403
Healthcare Equipment - 3.8%
AngioDynamics, Inc. (2)	1,234	19,065
AtriCure, Inc. (2)	1,410	22,081
Cynosure, Inc., Class A (2)	517	13,385
Exactech, Inc. (2)	703	17,491
Fonar Corp. (2)	1,340	25,862

		97,884
Healthcare Facilities - 0.8%
U.S. Physical Therapy, Inc.	660	22,282
Healthcare Services - 1.4%
AMN Healthcare Services, Inc. (2)	1,706	23,679
RadNet, Inc. (2)	6,044	12,088

		35,767
Healthcare Supplies - 1.8%
Anika Therapeutics, Inc. (2)	722	24,801
Spectranetics Corp. (2)	981	22,818

		47,619
Healthcare Technology - 0.9%
Omnicell, Inc. (2)	953	23,110
Life Sciences Tools & Services - 0.6%
Albany Molecular Research, Inc. (2)	1,202	14,520
Pharmaceuticals - 2.4%
Alexza Pharmaceuticals, Inc. (2)	2,598	12,834
Depomed, Inc. (2)	1,551	13,680
Sagent Pharmaceuticals, Inc. (2)	1,005	22,823
Sucampo Pharmaceuticals, Inc., Class A (2)	1,859	13,831

		63,168

Total Healthcare		445,096

Industrials - 15.1%

Air Freight & Logistics - 2.2%
Echo Global Logistics, Inc. (2)	995	20,477
Pacer International, Inc. (2)	1,829	16,607
Park-Ohio Holdings Corp. (2)	441	18,778

		55,862

Building Products - 1.4%
Patrick Industries, Inc. (2)	705	22,031
PGT, Inc. (2)	1,499	14,990

		37,021
Construction & Engineering - 0.7%
Northwest Pipe Co. (2)	447	17,424
Construction & Farm Machinery & Heavy Trucks - 1.5%
Alamo Group, Inc.	306	17,965
Wabash National Corp. (2)	1,648	20,007

		37,972
Electrical Components & Equipment - 0.7%
Coleman Cable, Inc.	754	18,511
Environmental & Facilities Services - 0.9%
Fuel Tech, Inc. (2)	3,328	23,995
Industrial Machinery - 2.8%
Columbus McKinnon Corp. (2)	907	25,124
Dynamic Materials Corp.	752	16,852
The Eastern Co.	787	13,623
Xerium Technologies, Inc. (2)	1,373	18,110

		73,709
Office Services & Supplies - 1.0%
ARC Document Solutions, Inc. (2)	3,018	25,985
Research & Consulting Services - 2.2%
Franklin Covey Co. (2)	715	14,550
ICF International, Inc. (2)	635	22,974
RPX Corp. (2)	1,215	20,072

		57,596
Trading Companies & Distributors - 1.0%
Aceto Corp.	1,194	25,707
Trucking - 0.7%
Roadrunner Transportation Systems, Inc. (2)	696	19,057

Total Industrials		392,839

Information Technology - 16.0%

Communications Equipment - 2.0%
CalAmp Corp. (2)	713	17,782
ClearOne, Inc. (2)	1,422	13,111
ShoreTel, Inc. (2)	2,729	22,050

		52,943
Computer Hardware - 0.8%
Silicon Graphics International Corp. (2)	1,571	20,926
Computer Storage & Peripherals - 0.8%
Qumu Corp. (2)	1,514	19,455
Consulting & Other Services - 2.1%
Lionbridge Technologies, Inc. (2)	2,463	14,015
Pfsweb, Inc. (2)	2,142	18,721
Virtusa Corp. (2)	632	22,303

		55,039
Data Processing & Outsourced Services - 1.4%
Global Cash Access Holdings, Inc. (2)	1,897	18,495
Information Services Group, Inc. (2)	4,268	17,499

		35,994
Electronic Equipment & Instruments - 1.3%
Mesa Laboratories, Inc.	229	18,952
Vishay Precision Group, Inc. (2)	912	15,504

		34,456

Electronic Manufacturing Services - 1.1%
Elecsys Corp. (2)	1,195	11,376
RF Industries, Ltd.	1,235	17,025

		28,401
Internet Software & Services - 4.0%
Brightcove, Inc. (2)	1,582	22,512
Carbonite, Inc. (2)	1,113	13,801
IntraLinks Holdings, Inc. (2)	2,492	27,187
support.com, Inc. (2)	4,249	16,996
XO Group, Inc. (2)	1,528	23,944

		104,440
Semiconductor Equipment - 0.6%
Cascade Microtech, Inc. (2)	1,423	14,828
Semiconductors - 0.7%
MaxLinear, Inc., Class A (2)	2,256	19,176
Systems Software - 0.1%
TeleCommunication Systems, Inc. (2)	505	1,167
Technology Distributors - 1.1%
PC Connection, Inc. (2)	1,274	27,684

Total Information Technology		414,509

Materials - 2.3%

Specialty Chemicals - 1.6%
Landec Corp. (2)	1,926	22,611
Zep, Inc.	976	18,798

		41,409
Steel - 0.7%
Handy & Harman, Ltd. (2)	770	18,888

Total Materials		60,297

Telecommunication Services - 1.4%

Integrated Telecommunication Services - 1.4%
General Communication, Inc., Class A (2)	1,564	15,562
Hawaiian Telcom Holdco, Inc. (2)	648	19,654

Total Telecommunication Services		35,216

Utilities - 1.3%

Water Utilities - 1.3%
Consolidated Water Co., Ltd.	1,524	19,157
York Water Co.	660	14,447

Total Utilities		33,604

Total Common Stocks (identified cost $2,280,125)		2,544,256

Total Investments - 97.9% (identified cost $2,280,125)		2,544,256
Other Assets and Liabilities - 2.1%		55,310

Total Net Assets - 100.0%		$2,599,566

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 95.6%

Austria - 0.7%
EVN AG	195	$3,092
Oesterreichische Post AG	121	5,843

		8,935
Bahamas - 0.4%
Steiner Leisure, Ltd. (2)	88	5,206
Bermuda - 1.6%
APT Satellite Holdings, Ltd.	4,000	4,670
Cheung Kong Infrastructure Holdings, Ltd.	1,000	6,572
Labixiaoxin Snacks Group, Ltd.	7,000	4,379
VTech Holdings, Ltd.	300	4,009

		19,630
Canada - 9.4%
BCE, Inc.	332	14,654
Bell Aliant, Inc.	808	20,547
Canadian Tire Corp., Ltd., Class A	51	4,786
Dollarama, Inc.	247	19,922
Enerflex, Ltd.	320	4,207
Genworth MI Canada, Inc.	606	19,961
High Liner Foods, Inc.	53	2,344
Laurentian Bank of Canada	289	12,892
National Bank of Canada	40	3,481
North West Co., Inc.	202	5,133
Parkland Fuel Corp.	268	4,606

		112,533
Cayman Islands - 1.4%
Mindray Medical International, Ltd., ADR	42	1,672
TAL Education Group, ADR	576	11,347
Tibet 5100 Water Resources Holdings, Ltd.	9,000	3,367

		16,386
China - 0.6%
PetroChina Co., Ltd., Class H	6,000	7,097
Denmark - 0.3%
H Lundbeck A/S	174	3,803
France - 0.4%
Boiron SA	30	1,942
Ciments Francais SA	30	2,222

		4,164
Germany - 0.9%
Fresenius SE & Co. KGaA	72	10,194
Guernsey - 1.8%
Amdocs, Ltd.	522	21,120
Hong Kong - 3.6%
China Mobile, Ltd.	1,500	16,156
PCCW, Ltd.	30,000	12,964
Power Assets Holdings, Ltd.	1,000	8,126
Vitasoy International Holdings, Ltd.	4,000	5,521

		42,767
Israel - 1.7%
Teva Pharmaceutical Industries, Ltd., ADR	513	20,910

Italy - 0.5%
Engineering SpA	49	2,660
Parmalat SpA	1,140	3,814

		6,474
Japan - 10.1%
Benesse Holdings, Inc.	500	19,230
Canon Electronics, Inc.	500	9,288
Capcom Co., Ltd.	700	13,529
Duskin Co., Ltd.	500	9,703
Hokuto Corp.	300	5,722
Kato Sangyo Co., Ltd.	200	3,750
Megmilk Snow Brand Co., Ltd.	600	7,626
Morinaga & Co., Ltd./Japan	2,000	4,080
Morinaga Milk Industry Co., Ltd.	3,000	8,697
Nippon Telegraph & Telephone Corp.	400	20,069
Nisshin Oillio Group, Ltd.	2,000	6,286
Noevir Holdings Co., Ltd.	200	3,655
Sakata Seed Corp.	400	5,217
Shizuoka Gas Co., Ltd.	300	1,865
TOKAI Holdings Corp.	600	2,050

		120,767
Malaysia - 4.7%
Petronas Chemicals Group Bhd	2,800	5,864
Public Bank Bhd	3,700	21,100
Sime Darby Bhd	3,400	10,180
Telekom Malaysia Bhd	10,900	17,383
Tenaga Nasional Bhd	600	1,836

		56,363
Morocco - 0.5%
Attijariwafa Bank	156	5,874
Netherlands - 0.2%
Sligro Food Group NV	55	2,076
New Zealand - 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	5,141	15,768
Singapore - 3.3%
Hutchison Port Holdings Trust, Class U	9,000	6,120
Raffles Medical Group, Ltd.	1,000	2,486
Sembcorp Industries, Ltd.	2,000	8,607
Sheng Siong Group, Ltd.	5,000	2,431
Singapore Airlines, Ltd.	1,000	8,336
Venture Corp., Ltd.	2,000	12,001

		39,981
South Korea - 3.3%
GS Home Shopping, Inc.	70	18,692
Hanwha Corp.	210	7,868
KT&G Corp.	177	13,129

		39,689
Switzerland - 2.0%
BKW AG	89	2,941
Metall Zug AG	1	2,456
Novartis AG	173	13,675
Siegfried Holding AG	30	5,266

		24,338
Taiwan - 4.8%
Chunghwa Telecom Co., Ltd.	6,000	18,815
Gigabyte Technology Co., Ltd.	4,000	4,994
Shin Kong Financial Holding Co., Ltd.	14,000	4,825
Shinkong Synthetic Fibers Corp.	17,000	5,888
Taichung Commercial Bank	15,000	5,500
Taiwan Secom Co., Ltd.	1,000	2,453

Wowprime Corp.	1,000	15,696

		58,171
United Kingdom - 6.8%
AstraZeneca PLC	170	9,773
BP PLC	2,874	22,667
Centrica PLC	769	4,257
Greggs PLC	1,132	8,189
Next PLC	227	20,411
Royal Dutch Shell PLC, B Shares	283	9,931
Synergy Health PLC	252	4,371
WS Atkins PLC	100	2,199

		81,798
United States - 35.3%
AmerisourceBergen Corp.	315	22,217
Amsurg Corp. (2)	162	7,828
ArthroCare Corp. (2)	484	18,257
Atrion Corp.	13	3,659
Blackbaud, Inc.	80	2,894
Cal-Maine Foods, Inc.	100	5,495
Cintas Corp.	258	14,319
Cyberonics, Inc. (2)	147	10,102
Dollar General Corp. (2)	33	1,879
Dollar Tree, Inc. (2)	39	2,170
Dr. Pepper Snapple Group, Inc.	432	20,848
Edison International	106	4,898
Exelon Corp.	265	7,131
Forrester Research, Inc.	209	8,356
General Mills, Inc.	359	18,104
Humana, Inc.	197	20,486
Johnson & Johnson	105	9,939
Kohl’s Corp.	73	4,035
Laboratory Corporation of America Holdings (2)	197	20,064
Magellan Health Services, Inc. (2)	323	19,768
McKesson Corp.	143	23,722
Merck & Co., Inc.	406	20,231
Morningstar, Inc.	176	14,680
Navigators Group, Inc. (2)	134	8,957
NetApp, Inc.	268	11,055
Northfield Bancorp, Inc.	821	10,673
PepsiCo, Inc.	242	20,439
PetSmart, Inc.	167	12,376
Pfizer, Inc.	362	11,486
Service Corp. International	723	13,065
Target Corp.	303	19,371
Wal-Mart Stores, Inc.	259	20,982
West Pharmaceutical Services, Inc.	293	14,627

		424,113

Total Common Stocks (identified cost $1,106,684)		1,148,157

Total Investments - 95.6% (identified cost $1,106,684)		1,148,157
Other Assets and Liabilities - 4.4%		53,267

Total Net Assets - 100.0%		$1,201,424

Global Low Volatility Equity Fund

Industry Division

As of November 30, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$24,068	2.0%
Airlines	8,336	0.7
Banks	48,846	4.1
Beverages	50,175	4.2
Building Materials	2,222	0.2
Chemicals	11,130	0.9
Commercial Services	100,558	8.4
Computers	16,049	1.3
Cosmetics/Personal Care	3,655	0.3
Distribution/Wholesale	7,868	0.6
Electric	25,084	2.1
Electronics	12,001	1.0
Energy-Alternate Sources	2,941	0.2
Engineering & Construction	15,179	1.3
Food	95,670	8.0
Gas	6,122	0.5
Healthcare-Products	64,084	5.3
Healthcare-Services	85,197	7.1
Holding Companies-Diversified	12,636	1.0
Home Furnishings	9,288	0.8
Insurance	33,743	2.8
Internet	2,660	0.2
Oil & Gas	46,350	3.9
Oil & Gas Services	4,207	0.3
Pharmaceuticals	137,701	11.5
Retail	127,055	10.6
Savings & Loans	10,673	0.9
Software	16,423	1.4
Telecommunications	150,386	12.5
Textiles	5,888	0.5
Transportation	11,962	1.0

Total Common Stocks	1,148,157	95.6

Total Investments	1,148,157	95.6
Other Assets and Liabilities	53,267	4.4

Total Net Assets	$1,201,424	100.0%

Pyrford Global Strategic Return Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 27.5%

Australia - 1.1%
Brambles, Ltd.	13,098	$113,383
Computershare, Ltd.	12,163	120,567
Woodside Petroleum, Ltd.	3,167	107,815

		341,765
Belgium - 0.2%
Colruyt SA	1,011	57,010
Canada - 1.2%
Imperial Oil, Ltd.	6,187	263,248
Metro, Inc.	2,356	137,296

		400,544
France - 0.8%
Air Liquide SA	419	58,414
Legrand SA	957	52,828
Sanofi	605	63,990
Total SA	1,549	93,863

		269,095
Germany - 0.2%
SAP AG	770	63,771
Hong Kong - 3.0%
ASM Pacific Technology, Ltd.	22,800	189,546
China Mobile, Ltd.	23,000	247,725
CNOOC, Ltd.	156,000	319,946
VTech Holdings, Ltd.	16,200	216,486

		973,703
Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	45,644	76,333
Teva Pharmaceutical Industries, Ltd.	4,075	164,990

		241,323
Japan - 0.9%
KDDI Corp.	1,700	106,701
Makita Corp.	2,100	104,749
Sumitomo Rubber Industries, Ltd.	6,500	91,747

		303,197
Malaysia - 1.5%
Axiata Group Bhd	117,800	245,615
Malayan Banking Bhd	79,227	240,409

		486,024
Netherlands - 0.3%
Reed Elsevier NV	2,612	55,793
Unilever NV	1,110	43,740

		99,533
Norway - 0.6%
Telenor ASA	7,413	178,221
Singapore - 1.6%
ComfortDelGro Corp., Ltd.	119,000	186,345
Sembcorp Industries, Ltd.	40,000	172,132
United Overseas Bank, Ltd.	10,000	166,713

		525,190

Sweden - 1.2%
Assa Abloy AB, Class B	3,262	165,056
Atlas Copco AB, A Shares	5,475	152,497
Svenska Cellulosa AB SCA, B Shares	2,443	71,323

		388,876
Switzerland - 1.8%
Nestle SA	2,420	176,748
Novartis AG	1,893	149,640
Roche Holding AG	625	174,247
Syngenta AG	100	39,276
Zurich Insurance Group AG (2)	202	56,361

		596,272
Taiwan - 1.1%
Advantech Co., Ltd.	17,600	108,833
Chunghwa Telecom Co., Ltd.	83,000	260,269

		369,102
United Kingdom - 1.3%
BP PLC	7,562	59,641
British American Tobacco PLC	967	51,599
GlaxoSmithKline PLC	2,517	66,659
Legal & General Group PLC	15,529	54,352
Royal Dutch Shell PLC, A Shares	1,903	63,675
SSE PLC	1,918	41,647
Vodafone Group PLC	21,707	80,558

		418,131
United States - 10.0%
Altria Group, Inc.	5,600	207,088
Automatic Data Processing, Inc.	1,940	155,239
C.H. Robinson Worldwide, Inc.	3,814	223,615
Coach, Inc.	3,959	229,226
Exxon Mobil Corp.	5,120	478,617
General Dynamics Corp.	2,724	249,682
Home Depot, Inc.	3,185	256,934
Linear Technology Corp.	6,030	256,576
McDonald’s Corp.	2,854	277,894
Microsoft Corp.	8,600	327,918
Philip Morris International, Inc.	4,000	342,160
T. Rowe Price Group, Inc.	3,156	253,932

		3,258,881

Total Common Stocks (identified cost $7,727,485)		8,970,638

Preferred Stocks - 0.2%

Germany - 0.2%
Fuchs Petrolub AG	622	58,807

Total Preferred Stocks (identified cost $31,082)		58,807

International Bonds - 78.2%

Canada - 12.3%
Canadian Government Bond, 4.000%, 6/1/2016 (11)	$3,958,000	3,987,651

Germany - 10.1%
Bundesobligation, 2.000%, 2/26/2016 (11)	768,800	1,088,422
Bundesrepublik Deutschland, 3.500%, 1/4/2016 (11)	735,000	1,069,507
Bundesrepublik Deutschland, 3.750%, 1/4/2015 (11)	803,100	1,134,808

		3,292,737

United Kingdom - 10.3%
United Kingdom Treasury Bond, 4.750%, 9/7/2015 (11)	744,600	1,310,112
United Kingdom Treasury Bond, 8.000%, 12/7/2015 (11)	1,086,300	2,046,361

		3,356,473

United States - 45.5%
United States Treasury Note/Bond, 1.250%, 8/31/2015	1,503,700	1,530,074
United States Treasury Note/Bond, 1.375%, 11/30/2015	1,470,900	1,502,847
United States Treasury Note/Bond, 1.375%, 9/30/2018	3,025,700	3,035,509
United States Treasury Note/Bond, 3.125%, 10/31/2016	2,827,000	3,036,927
United States Treasury Note/Bond, 5.125%, 5/15/2016	2,384,400	2,660,561
United States Treasury Note/Bond, 7.250%, 5/15/2016	2,605,800	3,044,103

		14,810,021

Total International Bonds (identified cost $25,304,772)		25,446,882

Total Investments - 105.9% (identified cost $33,063,339)		34,476,327
Other Assets and Liabilities - (5.9)%		(1,926,498)

Total Net Assets - 100.0%		$32,549,829

Pyrford Global Strategic Return Fund

Industry Division

As of November 30, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$249,682	0.8%
Agriculture	600,847	1.8
Auto Parts & Equipment	91,747	0.3
Banks	407,123	1.2
Chemicals	97,690	0.3
Commercial Services	268,621	0.8
Computers	229,400	0.7
Diversified Financial Services	253,932	0.8
Electric	41,647	0.1
Electrical Components & Equipment	52,828	0.2
Engineering & Construction	172,132	0.5
Food	414,794	1.3
Forest Products & Paper	71,323	0.2
Hand/Machine Tools	104,749	0.3
Insurance	110,713	0.3
Machinery-Construction & Mining	152,497	0.5
Media	55,793	0.2
Metal Fabricate/Hardware	165,056	0.5
Oil & Gas	1,386,807	4.3
Pharmaceuticals	619,526	1.9
Retail	764,054	2.3
Semiconductors	446,122	1.4
Software	391,688	1.2
Telecommunications	1,411,907	4.3
Transportation	409,960	1.3

Total Common Stocks	8,970,638	27.5
Preferred Stocks	58,807	0.2
International Bonds	25,446,882	78.2

Total Investments	34,476,327	105.9
Other Assets and Liabilities	(1,926,498)	(5.9)

Total Net Assets	$32,549,829	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 95.0%

Australia - 9.6%
Brambles, Ltd.	511,180	$4,425,019
Computershare, Ltd.	421,050	4,173,711
Newcrest Mining, Ltd.	330,315	2,312,147
QBE Insurance Group, Ltd.	186,520	2,657,055
Rio Tinto, Ltd.	35,914	2,159,549
Telstra Corp., Ltd.	271,645	1,251,160
Woodside Petroleum, Ltd.	123,334	4,198,704
Woolworths, Ltd.	125,302	3,842,553

		25,019,898
Belgium - 2.6%
Belgacom SA	100,996	3,001,295
Colruyt SA	68,660	3,871,754

		6,873,049
Bermuda - 1.2%
VTech Holdings, Ltd.	242,600	3,241,948
Finland - 1.0%
Kone OYJ, Class B	28,399	2,610,518
France - 7.5%
Air Liquide SA	32,121	4,478,084
Legrand SA	57,245	3,159,998
Rubis SCA	31,814	2,029,164
Sanofi	43,624	4,614,070
Total SA	86,391	5,234,925

		19,516,241
Germany - 6.1%
Adidas AG	22,837	2,777,889
Brenntag AG	11,543	2,049,982
Deutsche Post AG	78,725	2,784,471
SAP AG	51,042	4,227,243
Symrise AG	43,079	1,908,267
Wincor Nixdorf AG	30,396	2,082,040

		15,829,892
Hong Kong - 6.1%
ASM Pacific Technology, Ltd.	385,100	3,201,488
China Mobile, Ltd.	378,000	4,071,305
CNOOC, Ltd.	2,327,000	4,772,533
Power Assets Holdings, Ltd.	482,500	3,920,968

		15,966,294
Ireland - 1.0%
CRH PLC	106,077	2,689,606
Israel - 1.2%
Bezeq Israeli Telecommunication Corp., Ltd.	613,434	1,025,873
Teva Pharmaceutical Industries, Ltd.	53,788	2,177,788

		3,203,661
Japan - 9.1%
KDDI Corp.	78,800	4,945,913
Makita Corp.	57,400	2,863,136
Mitsubishi Electric Corp.	370,000	4,272,634
Nihon Kohden Corp.	80,700	2,997,350

Sumitomo Rubber Industries, Ltd.	332,300	4,690,378
Toyota Tsusho Corp.	148,900	3,835,688

		23,605,099
Malaysia - 4.7%
Axiata Group Bhd	2,401,500	5,007,161
Lafarge Malaysia Bhd	319,100	973,240
Magnum Bhd	1,135,300	1,151,856
Malayan Banking Bhd	1,680,297	5,098,760

		12,231,017
Netherlands - 4.3%
Koninklijke Vopak NV	65,414	3,915,811
Reed Elsevier NV	188,939	4,035,803
Unilever NV	83,034	3,271,974

		11,223,588
Norway - 1.0%
Telenor ASA	103,820	2,496,011
Singapore - 4.8%
ComfortDelGro Corp., Ltd.	2,017,000	3,158,469
Sembcorp Industries, Ltd.	513,000	2,207,595
Singapore Technologies Engineering, Ltd.	591,000	1,902,729
United Overseas Bank, Ltd.	184,000	3,067,522
Venture Corp., Ltd.	353,000	2,118,253

		12,454,568
Sweden - 3.3%
Assa Abloy AB, Class B	73,608	3,724,530
Atlas Copco AB, A Shares	114,957	3,201,940
Svenska Cellulosa AB SCA, B Shares	60,904	1,778,090

		8,704,560
Switzerland - 12.7%
Givaudan SA (2)	1,117	1,576,173
Nestle SA	113,893	8,318,310
Novartis AG	85,852	6,786,513
Panalpina Welttransport Holding AG	13,068	2,155,413
Roche Holding AG	27,341	7,622,541
Schindler Holding AG	10,571	1,457,828
Syngenta AG	3,915	1,537,665
Zurich Insurance Group AG (2)	12,827	3,578,937

		33,033,380
Taiwan - 2.9%
Advantech Co., Ltd.	348,400	2,154,396
Chunghwa Telecom Co., Ltd.	821,000	2,574,468
MediaTek, Inc.	193,000	2,843,414

		7,572,278
United Kingdom - 15.9%
BP PLC	397,826	3,137,640
British American Tobacco PLC	54,259	2,895,246
British Sky Broadcasting Group PLC	186,225	2,495,656
GlaxoSmithKline PLC	146,402	3,877,239
Legal & General Group PLC	1,004,930	3,517,300
National Grid PLC	235,147	2,981,975
Royal Dutch Shell PLC, A Shares	153,916	5,150,102
Royal Dutch Shell PLC, B Shares	112,993	3,964,975
SSE PLC	119,429	2,593,245
Tesco PLC	482,822	2,748,949
United Utilities Group PLC	250,553	2,699,717
Vodafone Group PLC	1,426,491	5,293,890

		41,355,934

Total Common Stocks (identified cost $217,022,670)		247,627,542

Preferred Stocks - 1.1%

Germany - 1.1%
Fuchs Petrolub AG	30,325	2,867,088

Total Preferred Stocks (identified cost $1,715,671)		2,867,088

Short-Term Investments - 3.5%

Repurchase Agreement - 3.5%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/29/2013, to be repurchased at $9,200,989 on 12/2/2013, collateralized by a U.S. Treasury Obligation with a maturity of 7/24/2014, with a market value of $9,390,000 (at amortized cost)	$9,200,989	9,200,989

Total Short-Term Investments (identified cost $9,200,989)		9,200,989

Total Investments - 99.6% (identified cost $227,939,330)		259,695,619
Other Assets and Liabilities - 0.4%		1,089,640

Total Net Assets - 100.0%		$260,785,259

Pyrford International Stock Fund

Industry Division

As of November 30, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$2,895,246	1.1%
Apparel	2,777,889	1.1
Auto Parts & Equipment	4,690,378	1.8
Banks	8,166,282	3.1
Building Materials	3,662,846	1.4
Chemicals	11,550,171	4.4
Commercial Services	4,425,019	1.7
Computers	8,410,147	3.2
Distribution/Wholesale	3,835,689	1.5
Electric	6,514,213	2.5
Electrical Components & Equipment	3,159,998	1.2
Electronics	2,118,253	0.8
Engineering & Construction	4,110,324	1.6
Food	22,053,540	8.5
Forest Products & Paper	1,778,090	0.7
Gas	5,011,139	1.9
Hand/Machine Tools	4,320,964	1.7
Healthcare-Products	2,997,350	1.2
Holding Companies-Diversified	1,151,856	0.5
Insurance	9,753,292	3.7
Machinery-Construction & Mining	7,474,574	2.9
Machinery-Diversified	2,610,518	1.0
Media	6,531,459	2.5
Metal Fabricate/Hardware	3,724,530	1.4
Mining	4,471,696	1.7
Oil & Gas	26,458,878	10.2
Pharmaceuticals	25,078,150	9.6
Semiconductors	6,044,902	2.3
Software	4,227,243	1.6
Telecommunications	32,909,025	12.6
Transportation	12,014,164	4.6
Water	2,699,717	1.0

Total Common Stocks	247,627,542	95.0
Preferred Stocks	2,867,088	1.1
Repurchase Agreement	9,200,989	3.5

Total Investments	259,695,619	99.6
Other Assets and Liabilities	1,089,640	0.4

Total Net Assets	$260,785,259	100.0%

Lloyd George Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares, Warrants or Principal Amount	Value
Common Stocks - 88.2%

Bermuda - 5.7%
Credicorp, Ltd.	21,500	$2,762,750
Giordano International, Ltd.	3,362,000	2,918,557
Jardine Matheson Holdings, Ltd.	48,800	2,465,376

		8,146,683
Brazil - 2.7%
AES Tiete SA	246,800	1,933,800
CCR SA	237,700	1,883,881

		3,817,681
Chile - 2.0%
Aguas Andinas SA, Class A	3,356,560	2,174,162
Banco Santander-Chile, ADR	27,946	624,873

		2,799,035
China - 0.5%
PetroChina Co., Ltd., Class H	574,000	678,948
Colombia - 0.7%
Ecopetrol SA, ADR	25,860	1,055,864
Hong Kong - 8.3%
China Mobile, Ltd.	316,500	3,408,911
SJM Holdings, Ltd.	983,000	3,157,245
Swire Pacific, Ltd.	360,000	815,422
Television Broadcasts, Ltd.	356,100	2,227,764
VTech Holdings, Ltd.	161,000	2,151,498

		11,760,840
India - 11.3%
Ashok Leyland, Ltd.	2,820,690	756,066
Emami, Ltd.	352,818	2,806,058
ITC, Ltd.	857,500	4,393,847
Mahindra & Mahindra, Ltd.	137,160	2,076,386
Tata Consultancy Services, Ltd.	96,320	3,090,517
Yes Bank, Ltd.	486,190	2,868,980

		15,991,854
Indonesia - 2.2%
Bank Mandiri Persero Tbk PT	4,870,404	3,114,616
Malaysia - 1.9%
Public Bank Bhd	480,000	2,731,368
Mexico - 10.0%
Bolsa Mexicana de Valores SAB de C.V.	1,329,867	3,167,195
Grupo Financiero Banorte SAB de C.V., Class O	596,000	4,064,782
Grupo Herdez SAB de C.V.	1,015,546	3,532,334
Wal-Mart de Mexico SAB de C.V.	1,288,214	3,412,591

		14,176,902
Peru - 0.2%
Cia de Minas Buenaventura SA, ADR	29,960	353,528
Philippines - 8.8%
Metropolitan Bank & Trust Co.	1,559,104	2,797,661
Philippine Long Distance Telephone Co.	64,430	3,988,699

Universal Robina Corp.	2,070,020	5,698,171

		12,484,531
Russia - 2.7%
Sberbank of Russia	1,252,190	3,890,554
Singapore - 4.0%
Jardine Cycle & Carriage, Ltd.	124,000	3,488,226
Parkson Retail Asia, Ltd.	2,798,000	2,252,046

		5,740,272
South Africa - 6.6%
Cashbuild, Ltd.	178,067	2,829,287
Discovery, Ltd.	459,850	3,678,078
Life Healthcare Group Holdings, Ltd.	728,080	2,929,971

		9,437,336
South Korea - 5.5%
Hyundai Marine & Fire Insurance Co., Ltd.	50,200	1,515,534
KT&G Corp.	42,680	3,165,813
Samsung Electronics Co., Ltd.	2,220	3,133,970

		7,815,317
Taiwan - 6.3%
St. Shine Optical Co., Ltd.	102,000	3,070,960
Taiwan Semiconductor Manufacturing Co., Ltd.	1,639,839	5,818,176

		8,889,136
Thailand - 7.7%
Advanced Info Service PCL	649,900	5,970,741
Bangkok Bank PCL	691,726	4,082,282
Kasikornbank PCL	171,969	905,100

		10,958,123
Turkey - 1.1%
BIM Birlesik Magazalar AS	66,680	1,504,470

Total Common Stocks (identified cost $118,004,666)		125,347,058

Preferred Stocks - 5.2%

Brazil - 3.2%
Cia Energetica de Minas Gerais	284,310	2,390,920
Telefonica Brasil SA	112,500	2,164,453

		4,555,373
Chile - 2.0%
Coca-Cola Embonor SA	1,310,775	2,805,508

Total Preferred Stocks (identified cost $9,254,921)		7,360,881

Short-Term Investments - 3.9%

Repurchase Agreement - 3.9%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/29/2013, to be repurchased at $5,509,220 on 12/2/2013, collateralized by a U.S. Treasury Obligation with a maturity of 7/24/2014, with a market value of $5,620,000 (at amortized cost)	$5,509,220	5,509,220

Total Short-Term Investments (identified cost $5,509,220)		5,509,220

Warrants - 2.4%

United States - 2.4%
Citigroup Global Markets Holding (2)	501,255	3,427,582

Total Warrants (identified cost $3,447,950)		3,427,582

Total Investments - 99.7% (identified cost $136,216,757)	141,644,741
Other Assets and Liabilities - 0.3%	426,671

Total Net Assets - 100.0%	$142,071,412

Lloyd George Emerging Markets Equity Fund

Industry Division

As of November 30, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$7,559,660	5.3%
Auto Manufacturers	2,832,452	2.0
Banks	27,842,967	19.6
Commercial Services	1,883,881	1.3
Computers	3,090,517	2.2
Distribution/Wholesale	3,488,226	2.4
Diversified Financial Services	3,167,195	2.2
Electric	1,933,800	1.4
Food	10,734,974	7.6
Healthcare-Products	3,070,960	2.2
Healthcare-Services	2,929,971	2.1
Holding Companies-Diversified	3,280,798	2.3
Insurance	5,193,612	3.7
Lodging	3,157,245	2.2
Media	2,227,764	1.6
Mining	353,528	0.2
Oil & Gas	1,734,812	1.2
Pharmaceuticals	2,806,058	2.0
Retail	11,412,482	8.0
Semiconductors	8,952,145	6.3
Telecommunications	15,519,849	10.9
Water	2,174,162	1.5

Total Common Stocks	125,347,058	88.2
Preferred Stocks	7,360,881	5.2
Repurchase Agreement	5,509,220	3.9
Warrants	3,427,582	2.4

Total Investments	141,644,741	99.7
Other Assets and Liabilities	426,671	0.3

Total Net Assets	$142,071,412	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Principal Amount	Value
Corporate Bonds & Notes - 72.5%

Bahrain - 2.7%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	$200,000	$186,500

Bermuda - 2.9%
Qtel International Finance, Ltd., 5.000%, 10/19/2025	200,000	203,000

Brazil - 6.1%
Banco Bradesco SA/Cayman Islands, 5.900%, 1/16/2021 (5) (6)	100,000	101,300
Itau Unibanco Holding SA/Cayman Island, 5.750%, 1/22/2021 (5) (6)	150,000	150,900
Samarco Mineracao SA, 4.125%, 11/1/2022 (5) (6)	200,000	179,500

		431,700

British Virgin Islands - 3.5%
Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023 (5) (6)	150,000	153,075
CNOOC Finance 2013, Ltd., 3.000%, 5/9/2023	100,000	91,349

		244,424

Canada - 3.9%
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (5) (6)	125,000	114,063
PTTEP Canada International Finance, Ltd., 5.692%, 4/5/2021 (5) (6)	150,000	163,357

		277,420

Cayman Islands - 7.0%
Country Garden Holdings Co., Ltd., 7.500%, 1/10/2023 (5) (6)	200,000	194,500
Marfrig Overseas, Ltd., 9.500%, 5/4/2020 (5) (6)	100,000	95,500
Petrobras International Finance Co., 6.875%, 1/20/2040	100,000	98,077
Vale Overseas, Ltd., 6.875%, 11/21/2036	100,000	102,864

		490,941

Colombia - 4.5%
Bancolombia SA, 6.125%, 7/26/2020	150,000	155,250
Ecopetrol SA, 5.875%, 9/18/2023	150,000	159,000

		314,250

Costa Rica - 2.9%
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	200,000	200,900

Indonesia - 3.0%
Perusahaan Penerbit SBSN Indonesia, 6.125%, 3/15/2019 (5) (6)	200,000	213,000

Ireland - 1.8%
RZD Capital PLC, 5.700%, 4/5/2022	125,000	127,656

Kazakstan - 2.6%
KazMunayGas National Co. JSC, 4.400%, 4/30/2023 (5) (6)	200,000	185,900

Luxembourg - 4.7%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5) (6)	200,000	203,250
Gazprom OAO Via Gaz Capital SA, 4.950%, 2/6/2028 (5) (6)	150,000	131,250

		334,500

Mexico - 10.3%
Alpek SA de C.V., 5.375%, 8/8/2023 (5) (6)	100,000	98,625
America Movil SAB de C.V., 6.375%, 3/1/2035	150,000	164,602
Comision Federal de Electricidad, 4.875%, 1/15/2024 (5) (6)	200,000	199,000
Fomento Economico Mexicano SAB de C.V., 4.375%, 5/10/2043	150,000	126,620
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5) (6)	150,000	139,875

		728,722

Netherlands - 5.1%
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (5) (6)	150,000	161,812
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	200,000	200,500

		362,312

Peru - 2.8%
Corp Financiera de Desarrollo SA, 4.750%, 2/8/2022 (5) (6)	200,000	199,000
United States - 4.9%
Braskem America Finance Co., 7.125%, 7/22/2041 (5) (6)	200,000	184,500
Southern Copper Corp., 7.500%, 7/27/2035	150,000	157,352

		341,852

Venezuela - 3.8%
Corp Andina de Fomento, 4.375%, 6/15/2022	150,000	151,322
Petroleos de Venezuela SA, 8.500%, 11/2/2017 (5) (6)	150,000	119,625

		270,947

Total Corporate Bonds & Notes (identified cost $5,101,919)		5,113,024

International Bonds - 25.3%

Armenia - 2.1%
Republic of Armenia, 6.000%, 9/30/2020 (5) (6)	150,000	148,275
Colombia - 1.8%
Colombia Government International Bond, 8.125%, 5/21/2024	100,000	129,750
Croatia - 2.0%
Croatia Government International Bond, 5.500%, 4/4/2023 (5) (6)	150,000	144,413
Mongolia - 2.6%
Mongolia Government International Bond, 4.125%, 1/5/2018 (5) (6)	200,000	183,000
Morocco - 2.6%
Morocco Government International Bond, 4.250%, 12/11/2022 (5) (6)	200,000	185,000
Panama - 1.5%
Panama Government International Bond, 5.200%, 1/30/2020	100,000	108,750
Slovenia - 2.9%
Slovenia Government International Bond, 4.750%, 5/10/2018 (5) (6)	200,000	202,000
South Africa - 3.0%
South Africa Government International Bond, 5.875%, 9/16/2025	200,000	208,600
Sri Lanka - 2.1%
Sri Lanka Government International Bond, 6.250%, 7/27/2021 (5) (6)	150,000	145,125
Turkey - 3.2%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/2018 (5) (6)	225,000	228,212
Venezuela - 1.5%
Venezuela Government International Bond, 5.750%, 2/26/2016	125,000	104,375

Total International Bonds (identified cost $1,789,251)		1,787,500

Total Investments - 97.8% (identified cost $6,891,170)		6,900,524
Other Assets and Liabilities - 2.2%		156,422

Total Net Assets - 100.0%		$7,056,946

TCH Emerging Markets Bond Fund

Industry Division

As of November 30, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$608,350	8.6%
Beverages	126,620	1.8
Chemicals	423,000	6.0
Diversified Financial Services	199,000	2.8
Electric	199,000	2.8
Food	95,500	1.4
Iron/Steel	282,364	4.0
Mining	157,352	2.2
Multi-National	151,322	2.1
Oil & Gas	1,265,871	17.9
Real Estate	194,500	2.8
Retail	153,075	2.2
Sovereign	213,000	3.0
Telecommunications	715,914	10.2
Transportation	328,156	4.7

Total Corporate Bonds & Notes	5,113,024	72.5
International Bonds	1,787,500	25.3

Total Investments	6,900,524	97.8
Other Assets and Liabilities	156,422	2.2

Total Net Assets	$7,056,946	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 95.6%

Alabama - 1.7%
Alabama Board of Education, 4.000%, 7/1/2020, Call 7/1/2018	$2,455,000	$2,596,874
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	512,790
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	360,000	384,667
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (3)	5,750,000	5,750,000
Health Care Authority for Baptist Health, AGC, 0.750%, 11/15/2037, Call 12/6/2013 (3) (14)	3,725,000	3,725,000
University of South Alabama, NATL-RE FGIC, 5.000%, 3/15/2023, Call 3/15/2014	100,000	100,913

		13,070,244
Alaska - 0.0%
Alaska Municipal Bond Bank Authority, NATL-RE State Aid Withholding, 3.750%, 12/1/2013	100,000	100,000
Arizona - 2.5%
Arizona Health Facilities Authority, 1.900%, 2/5/2020, Call 8/9/2019 (3)	3,250,000	3,189,842
Arizona Health Facilities Authority, 1.900%, 2/5/2020, Call 8/9/2019 (3)	750,000	736,117
Arizona Health Facilities Authority, 2.000%, 2/1/2015	1,000,000	1,006,520
Arizona Health Facilities Authority, 3.000%, 2/1/2016	1,500,000	1,535,355
Arizona Health Facilities Authority, 4.000%, 7/1/2015	140,000	147,246
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,147,910
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	102,731
Arizona School Facilities Board, AGM, 5.250%, 9/1/2014	200,000	207,312
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	225,000	236,651
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2014	605,000	626,000
Arizona School Facilities Board, NATL-RE FGIC, 5.250%, 9/1/2014, Call 12/30/2013	175,000	175,639
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (3)	500,000	492,120
Maricopa County Pollution Control Corp., 6.000%, 5/1/2014 (3)	1,500,000	1,532,040
Pima County Industrial Development Authority, 3.000%, 7/1/2014	135,000	135,482
Pima County Industrial Development Authority, 4.000%, 7/1/2016	305,000	308,569
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,015,000
Scottsdale Industrial Development Authority, FSA, 0.770%, 9/1/2045, Call 12/3/2013 (3) (14)	6,875,000	6,875,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	102,357

		19,571,891
Arkansas - 0.5%
City of Bentonville, NATL-RE, 6.400%, 12/1/2014	200,000	209,834
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	1,150,000	1,148,470
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	515,000	517,379
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	1,500,000	1,500,150
City of North Little Rock, 2.625%, 5/1/2016	350,000	357,189
County of Jefferson, AGM, 3.000%, 6/1/2014	450,000	453,515

		4,186,537
California - 7.0%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	108,321
Bay Area Toll Authority, 1.150%, 4/1/2024, Call 10/1/2023 (3)	1,750,000	1,749,930
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	255,035
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2017, Call 12/3/2013 (3) (14)	1,175,000	1,094,634
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2018, Call 12/5/2013 (3) (14)	1,525,000	1,418,198
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2020, Call 12/2/2013 (3) (14)	1,325,000	1,325,000
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2022, Call 12/4/2013 (3) (14)	300,000	300,000
California State Public Works Board, 5.000%, 4/1/2015	250,000	265,008
California Statewide Communities Development Authority, 0.550%, 9/6/2035, Call 12/2/2013 (3) (5) (6)	1,000,000	1,000,000
City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015, Call 12/30/2013	525,000	526,675

City of Lodi, NATL-RE, 4.500%, 10/1/2016, Call 10/1/2014	175,000	181,230
City of Lodi, NATL-RE, 5.500%, 10/1/2017, Call 10/1/2014	175,000	182,670
City of Yucaipa, 3.000%, 9/1/2014	425,000	428,829
City of Yucaipa, 3.000%, 9/1/2015	345,000	348,681
County of Mendocino, AGM, 3.000%, 6/1/2014	985,000	993,087
County of Yolo, AGM, 1.500%, 12/1/2013	60,000	60,000
County of Yolo, AGM, 7.000%, 12/1/2013	160,000	160,000
East Bay Municipal Utility District, 0.370%, 7/8/2015, Call 12/30/2013 (3)	700,000	700,021
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	152,853
Golden West Schools Financing Authority, FGIC, 0.300%, 8/1/2026 (3)	6,980,000	6,980,000
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	98,576
Kaweah Delta Health Care District, 4.000%, 6/1/2014	280,000	284,332
Kaweah Delta Health Care District, 4.000%, 6/1/2015	125,000	130,425
Kaweah Delta Health Care District, 4.000%, 6/1/2016	490,000	522,580
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	115,838
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	51,092
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.371%, 7/1/2027 (3) (14)	225,000	206,409
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	108,949
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	110,000	117,556
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	41,650
Mendota Unified School District, BAM, 2.000%, 8/1/2015	100,000	102,507
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	280,164
Northern California Gas Authority No. 1, 0.796%, 7/1/2019 (3)	5,500,000	5,059,725
Oak Valley Hospital District, NATL-RE FGIC, 5.000%, 7/1/2014	225,000	230,396
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	393,873
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	642,899
Puttable Floating Option Tax-Exempt Receipts, 0.400%, 2/1/2025 (3) (5) (6)	1,960,000	1,960,000
Puttable Floating Option Tax-Exempt Receipts, 0.480%, 8/1/2030	5,395,000	5,395,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.330%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	2,500,000	2,500,000
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 12/30/2013	220,000	220,343
Richland School District, AGM, 0.000%, 8/1/2015	210,000	204,725
Roseville Joint Union High School District, 0.000%, 8/1/2014	415,000	412,419
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2014	460,000	464,618
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	733,611
San Bernardino City Unified School District, AGM, 4.500%, 8/1/2016, Call 8/1/2015	360,000	385,178
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2014	80,000	82,562
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2014	70,000	71,818
San Bernardino City Unified School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	98,840
San Bernardino County Flood Control District, AMBAC, 4.000%, 8/1/2014, Call 12/30/2013	125,000	125,313
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	755,000	762,754
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	103,757
Southern California Public Power Authority, 5.000%, 11/1/2014	1,000,000	1,029,700
Southern Mono Health Care District, 2.000%, 8/1/2014	400,000	402,776
State of California, 0.948%, 12/3/2018, Call 6/1/2018 (3)	950,000	950,817
State of California, 5.125%, 4/1/2024, Call 4/1/2014	600,000	608,100
State of California, 5.200%, 3/1/2014, Call 12/30/2013	75,000	75,269
State of California, FSA, 0.400%, 8/1/2027 (3)	7,490,000	7,490,000
Stockton Unified School District, 3.000%, 7/1/2015	430,000	441,971
Turlock Unified School District, BAM, 2.000%, 6/1/2014	430,000	432,847
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2014 (3)	2,000,000	1,998,840
Vallejo City Unified School District, NATL-RE, 5.200%, 2/1/2014	725,000	727,305
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	262,491

		54,558,197
Colorado - 6.1%
Broomfield Urban Renewal Authority, 0.150%, 12/1/2030, Call 12/2/2013 (3)	3,120,000	3,120,000
City & County of Denver, AGC, 0.250%, 11/15/2025, Call 12/2/2013 (3)	10,000,000	10,000,000
City & County of Denver, AGC, 0.250%, 11/15/2025, Call 12/2/2013 (3)	8,500,000	8,500,000
Colorado Educational & Cultural Facilities Authority, 2.000%, 7/15/2015	215,000	214,321
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2016	255,000	258,863
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	304,389
Colorado Educational & Cultural Facilities Authority, XLCA, 5.000%, 6/15/2014	165,000	168,031
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	700,000	706,118
Colorado Health Facilities Authority, 3.000%, 12/1/2013	160,000	160,000
Colorado Health Facilities Authority, 3.000%, 12/1/2014	425,000	430,495
Colorado Health Facilities Authority, 3.000%, 12/1/2014	140,000	142,981

Colorado Health Facilities Authority, 5.000%, 11/15/2014	330,000	344,596
Colorado Health Facilities Authority, 5.000%, 9/1/2020, Call 9/1/2015	670,000	700,338
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	250,000	254,165
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2015	245,000	255,895
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	539,122
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	191,577
Cordillera Metropolitan District, RADIAN, 5.000%, 12/1/2014	175,000	179,433
County of Adams, NATL-RE, 4.375%, 9/1/2017, Call 9/1/2015	955,000	1,004,201
Denver Health & Hospital Authority, 5.000%, 12/1/2019, Call 12/1/2016	200,000	210,776
E-470 Public Highway Authority, 2.770%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,006,240
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	108,821
Goldsmith Metropolitan District, 1.550%, 12/1/2034, Call 12/2/2013 (3)	5,040,000	5,040,000
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	106,334
Puttable Floating Option Tax-Exempt Receipts, 0.400%, 12/1/2028 (3)	7,300,000	7,300,000
Regional Transportation District, AMBAC, 5.000%, 12/1/2013	130,000	130,000
University of Colorado, NATL-RE, 0.300%, 6/1/2025 (3)	5,430,000	5,430,000

		47,806,696
Connecticut - 1.0%
City of West Haven, 4.000%, 8/1/2014	100,000	101,286
JPMorgan Chase Putters/Drivers Trust, 0.260%, 6/27/2014 (3) (5) (6)	4,995,000	4,995,000
State of Connecticut, 0.450%, 1/1/2017, Call 12/2/2013 (3)	2,500,000	2,500,000

		7,596,286
District of Columbia - 0.8%
District of Columbia, AGC, 0.300%, 7/15/2017 (3) (5) (6)	5,310,000	5,310,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	536,954

		5,846,954
Florida - 5.4%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	135,556
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	179,961
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	26,253
Citizens Property Insurance Corp., 5.000%, 6/1/2015	500,000	532,465
Citizens Property Insurance Corp., 5.375%, 6/1/2016	250,000	277,177
Citizens Property Insurance Corp., AGM, 3.250%, 6/1/2014	200,000	202,936
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2014	800,000	809,192
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	525,000	554,473
City of Atlantic Beach, 2.000%, 11/15/2014	200,000	200,056
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	9,000,000	9,007,020
City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	99,360
City of Leesburg, 5.000%, 7/1/2016, Call 12/18/2013	100,000	100,190
City of Melbourne Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	114,371
City of Port St. Lucie, 1.200%, 7/1/2014	615,000	615,418
City of Port St. Lucie, 1.500%, 7/1/2015	855,000	855,795
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	420,000	423,599
City of St. Petersburg, NATL-RE FGIC, 5.000%, 10/1/2014	300,000	310,185
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013	160,000	160,000
City of Tampa, 3.000%, 9/1/2016	800,000	836,944
City of Tampa, NATL-RE, 5.500%, 11/15/2014	150,000	157,446
County of Bay, 3.500%, 9/1/2016	230,000	224,234
County of Citrus, XLCA, 0.336%, 1/1/2018 (3) (14)	1,925,000	1,758,091
County of Collier, AMBAC, 5.000%, 6/1/2019, Call 6/1/2015	215,000	226,419
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	10,000,000	10,021,800
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	159,922
County of Volusia, AGM, 3.500%, 12/1/2013	50,000	50,000
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	57,834
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	248,442
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2014	300,000	302,223
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2014	255,000	256,895
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2015	150,000	156,069
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016	100,000	106,257
Golden Knights Corp., NATL-RE, 4.000%, 3/1/2014	350,000	352,478
Hillsborough County Industrial Development Authority, 4.000%, 10/1/2015	750,000	789,465
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	206,168
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	761,655
Miami-Dade County Expressway Authority, 0.770%, 12/12/2013, Call 12/2/2013 (3) (5) (6)	5,000,000	5,000,000

Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	154,952
Mid-Bay Bridge Authority, AGC, 5.000%, 10/1/2016	200,000	215,936
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	311,079
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	1,005,000	1,005,312
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	220,000	221,437
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	1,835,000	1,884,178
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	500,000	522,795
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 12/30/2013	1,000,000	1,002,290
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	105,488
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	408,280
Volusia County School Board, AGM, 3.800%, 10/1/2014	100,000	101,960

		42,210,056
Georgia - 2.5%
City of Atlanta, 1.611%, 11/1/2018, Call 5/1/2018 (3)	2,750,000	2,761,192
City of Atlanta Water & Wastewater, FSA, 0.350%, 11/1/2043 (3)	7,000,000	7,000,000
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	265,000	283,216
Fulton County Development Authority, 5.000%, 3/15/2016	1,365,000	1,482,936
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	1,285,000	1,071,703
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	210,454
Main Street Natural Gas, Inc., 5.000%, 3/15/2014	435,000	439,720
Main Street Natural Gas, Inc., 5.000%, 3/15/2015	95,000	99,063
Milledgeville & Baldwin County Development Authority, AMBAC, 0.666%, 10/1/2016 (3)	655,000	650,972
Municipal Electric Authority of Georgia, NATL-RE-IBC-BNY, 6.500%, 1/1/2017	100,000	104,726
Private Colleges & Universities Authority, 4.000%, 10/1/2014	100,000	102,207
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,590,552
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.430%, 10/1/2024, Call 10/1/2017 (3) (5) (6)	4,000,000	4,000,000

		19,796,741
Illinois - 6.7%
Boone Mchenry & Dekalb Counties Community Unit School District 100, NATL-RE, 5.000%, 1/1/2016, Call 1/1/2015	240,000	250,793
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2014, Call 12/30/2013	1,335,000	1,339,138
City of Berwyn, AMBAC, 5.000%, 12/1/2013	1,995,000	1,995,000
City of Chicago, 0.450%, 1/1/2034, Call 12/2/2013 (3)	12,150,000	12,150,000
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 12/30/2013	200,000	200,700
City of Chicago, NATL-RE, 5.250%, 1/1/2017, Call 12/30/2013	840,000	842,764
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	144,703
City of Joliet, 4.000%, 1/1/2014	560,000	561,602
City of Joliet, 4.000%, 1/1/2015	125,000	129,753
City of Rockford, 2.000%, 12/15/2013	390,000	390,242
City of Springfield, 5.000%, 3/1/2016	300,000	320,784
City of Springfield, 5.000%, 3/1/2017	350,000	380,831
City of Springfield, NATL-RE, 3.800%, 3/1/2014	300,000	301,893
City of Springfield, NATL-RE, 4.000%, 3/1/2015	75,000	78,092
City of Springfield, NATL-RE, 5.000%, 3/1/2014	1,485,000	1,498,647
City of Springfield, NATL-RE, 5.000%, 3/1/2015	740,000	772,945
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2014	200,000	206,622
City of Waukegan, AGM, 3.000%, 12/30/2013	200,000	200,300
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	560,279
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	65,000	61,389
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE FGIC, 0.000%, 12/1/2013	250,000	250,000
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013	500,000	500,000
Cook County School District No. 171 Sunnybrook, 4.500%, 12/1/2013	205,000	205,000
County of Cook, AMBAC, 5.000%, 11/15/2016, Call 5/15/2014	765,000	786,581
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 12/30/2013	315,000	316,030
County of Du Page, AGM, 5.000%, 1/1/2017, Call 7/1/2015	455,000	478,669
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	209,064
Illinois Finance Authority, 2.150%, 5/15/2014	275,000	274,486
Illinois Finance Authority, 2.400%, 5/15/2015	300,000	296,838
Illinois Finance Authority, 2.700%, 5/15/2016	375,000	368,362
Illinois Finance Authority, 4.000%, 4/1/2014	30,000	30,348
Illinois Finance Authority, 4.000%, 5/15/2015	250,000	259,682
Illinois Finance Authority, 5.000%, 11/1/2014	100,000	103,811
Illinois Finance Authority, 5.000%, 12/15/2016, Call 12/1/2015	456,000	450,327

Illinois Finance Authority, 5.000%, 7/1/2017	140,000	150,949
Illinois Finance Authority, 5.950%, 8/15/2026, Call 12/30/2013 (3)	2,750,000	2,747,277
Illinois Finance Authority, NATL-RE, 0.000%, 12/1/2013	50,000	50,000
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2014	100,000	99,869
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	75,000	80,033
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	52,787
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014, Call 12/2/2013	105,000	105,000
Illinois State Toll Highway Authority, AGM, 0.270%, 1/1/2016, Call 12/5/2013 (3)	3,200,000	3,200,000
Illinois State Toll Highway Authority, AGM, 0.270%, 1/1/2017, Call 12/5/2013 (3)	1,650,000	1,650,000
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	367,538
Kendall, Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2014	155,000	158,328
Kendall, Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	74,379
Lake County Community Consolidated School District No. 3 Beach Park, NATL-RE, 8.750%, 1/1/2015	850,000	902,598
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	391,568
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015	200,000	193,198
Lake County Township High School District No. 126 Zion-Benton, NATL-RE, 0.000%, 2/1/2014	910,000	907,707
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth, AGM, 4.900%, 12/1/2013	205,000	205,000
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016	475,000	431,005
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	163,034
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE, 0.000%, 1/1/2015	25,000	24,906
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE, 0.000%, 1/1/2015	75,000	73,726
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE FGIC, 0.000%, 1/1/2014	400,000	399,660
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2023, Call 6/1/2016	250,000	264,757
Northern Cook County Solid Waste Agency, NATL-RE, 5.000%, 5/1/2015	505,000	530,260
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2023, Call 1/1/2018	1,115,000	1,190,642
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2014	125,000	125,914
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	201,182
Railsplitter Tobacco Settlement Authority, 3.125%, 6/1/2014	1,040,000	1,052,407
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	193,424
Southwestern Illinois Development Authority, AGM, 4.500%, 12/1/2014	250,000	259,195
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,254,321
State of Illinois, 4.000%, 1/1/2014	400,000	401,036
State of Illinois, 4.000%, 3/1/2014	250,000	252,065
State of Illinois, 5.000%, 1/1/2014	250,000	250,840
State of Illinois, 5.000%, 3/1/2014	35,000	35,406
State of Illinois, 5.000%, 3/1/2014	65,000	65,694
State of Illinois, 5.000%, 3/1/2015, Call 3/1/2014	225,000	227,635
State of Illinois, FSA, 5.500%, 12/15/2014, Call 12/30/2013	200,000	200,788
Town of Cicero, NATL-RE FGIC, 4.125%, 12/1/2014	300,000	307,842
Town of Cicero, XLCA, 5.000%, 1/1/2014	210,000	210,598
Village of Bensenville, CIFG, 5.000%, 4/1/2016	500,000	531,900
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	202,894
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	219,255
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 12/30/2013	330,000	329,990
Village of Cary, RADIAN, 4.400%, 3/1/2016	285,000	285,268
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/1/2014	100,000	100,705
Village of Franklin Park, AGM, 4.000%, 7/1/2014	205,000	207,827
Village of Franklin Park, AMBAC, 5.000%, 7/1/2015, Call 1/1/2014	1,250,000	1,251,850
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	101,274
Village of Glenwood, AGM, 3.000%, 12/1/2013	140,000	140,000
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	166,774
Village of Lyons, NATL-RE, 3.700%, 12/15/2013	240,000	240,190
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	97,037
Village of Midlothian, 4.000%, 1/1/2014	100,000	100,127
Village of Rosemont, BAM, 2.000%, 12/1/2014	275,000	278,336
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 12/30/2013	75,000	75,047
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	285,000	279,870
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	219,465
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	99,529

Will, Grundy, Etc. Counties Community College District No. 525, 5.250%, 6/1/2015	275,000	293,194
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	300,000	333,096

		51,921,871
Indiana - 3.5%
City of Goshen Sewage Works Revenue, NATL-RE, 3.800%, 1/1/2018, Call 12/30/2013	615,000	617,638
City of Greenwood, 4.000%, 10/1/2014	100,000	102,382
County of Knox, 3.000%, 4/1/2015	200,000	205,090
County of Lake, 2.000%, 1/15/2015	545,000	548,297
County of Lake, 2.000%, 7/15/2015	335,000	336,802
County of Lake, 2.000%, 1/15/2016	555,000	556,715
County of Lake, 2.000%, 7/15/2016	560,000	558,578
County of Lake, 2.000%, 1/15/2017	285,000	280,454
Franklin Community Multi-School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 1/15/2016	250,000	267,162
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2016	255,000	260,373
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2017	520,000	528,674
Hammond Local Public Improvement Bond Bank, 4.000%, 2/15/2014	565,000	568,119
Indiana Bond Bank, 0.500%, 4/15/2017 (3) (5) (6)	7,000,000	7,000,000
Indiana Finance Authority, 0.540%, 9/15/2014, Call 3/15/2014 (3)	500,000	500,195
Indiana Finance Authority, 2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,448,086
Indiana Finance Authority, 3.000%, 10/1/2014	3,050,000	3,111,671
Indiana Finance Authority, 4.000%, 7/1/2015	100,000	104,323
Indiana Finance Authority, NATL-RE, 5.000%, 7/1/2014	150,000	154,136
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	771,252
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	230,247
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	200,000	207,068
Merrillville Redevelopment District, 5.500%, 1/1/2024, Call 1/1/2014	205,000	205,814
North West Hendricks Middle School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2014	215,000	220,760
Northwestern School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	102,347
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.440%, 7/1/2022, Call 12/2/2013 (3)	5,625,000	5,625,000

		27,511,183
Iowa - 0.7%
City of Ames, 4.000%, 6/15/2014	250,000	253,195
City of Coralville, 3.000%, 6/1/2016	250,000	246,220
City of Coralville, 5.000%, 6/1/2014	2,115,000	2,139,005
City of Coralville, 5.000%, 6/1/2014	250,000	250,165
City of Coralville, 5.000%, 6/1/2017	50,000	49,653
City of Hills, 4.000%, 8/15/2015	1,690,000	1,774,804
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	512,900

		5,225,942
Kansas - 0.2%
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,052,142
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	401,486

		1,453,628
Kentucky - 0.7%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	24,906
City of Russell, 4.000%, 11/1/2015	400,000	421,144
County of Mason, 0.300%, 10/15/2014, Call 12/4/2013 (3)	1,650,000	1,650,000
County of Warren, 4.000%, 4/1/2015	1,000,000	1,041,540
Lexington-Fayette Urban County Government, 0.650%, 4/1/2014 (3)	2,005,000	2,005,000

		5,142,590
Louisiana - 3.9%
City of New Orleans, NATL-RE, 5.250%, 12/1/2014	200,000	208,692
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	3,436,718	3,413,864
Louisiana Housing Corp., FHLMC, 1.300%, 7/1/2015, Call 12/30/2013	1,000,000	1,000,040
Louisiana Public Facilities Authority, 0.600%, 7/1/2021, Call 12/5/2013 (3)	2,125,000	2,125,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	100,509
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2015	215,000	226,518
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2014	110,000	112,204
New Orleans Aviation Board, AGC, 4.250%, 1/1/2015	250,000	259,982

Parish of St. Bernard, 3.000%, 3/1/2015	2,955,000	3,026,245
Parish of St. James, 0.350%, 11/1/2040, Call 12/2/2013 (3)	7,000,000	7,000,000
Parish of St. James, 0.350%, 11/1/2040, Call 12/2/2013 (3)	9,000,000	9,000,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	275,000	251,598
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,415,358
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2014, Call 12/30/2013	2,000,000	2,013,820

		30,153,830
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 4.000%, 7/1/2015	495,000	520,938
Maryland - 1.5%
Anne Arundel County Consolidated Special Taxing District, 4.000%, 7/1/2015	125,000	131,106
City of Baltimore, NATL-RE, 0.340%, 7/1/2020 (3) (5) (6)	10,000,000	10,000,000
City of Baltimore, XLCA, 0.018%, 7/1/2034, Call 12/4/2013 (3) (14)	575,000	574,507
Maryland Community Development Administration, 4.200%, 9/1/2015	475,000	493,145
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	75,000	80,338
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2014	100,000	100,936
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2015	220,000	224,908

		11,604,940
Massachusetts - 0.7%
City of Fall River, AGM, 5.250%, 2/1/2018, Call 12/30/2013	10,000	10,068
Massachusetts Development Finance Agency, 2.000%, 10/1/2014	1,000,000	1,004,490
Massachusetts Development Finance Agency, 4.000%, 7/1/2014	250,000	253,333
Massachusetts Development Finance Agency, 4.000%, 10/1/2015	200,000	206,982
Massachusetts Development Finance Agency, 5.000%, 1/1/2014	300,000	300,816
Massachusetts Development Finance Agency, AGM, 4.000%, 4/1/2014	695,000	700,984
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	989,083
Massachusetts Health & Educational Facilities Authority, 1.000%, 11/1/2014 (3)	276,000	277,601
Massachusetts Housing Finance Agency, 1.000%, 12/1/2013	1,510,000	1,510,000
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.018%, 7/1/2018, Call 12/3/2013 (3) (14)	300,000	282,894

		5,536,251
Michigan - 2.3%
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	605,000	565,294
City of Detroit MI Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	267,144
City of Detroit MI Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	105,833
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	400,000	407,372
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	605,000	605,551
City of Detroit Water Supply System Revenue, NATL, 5.000%, 7/1/2021, Call 7/1/2015	1,500,000	1,479,510
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2014	45,000	45,041
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	204,152
City of Lowell Electric Supply System Revenue, AGM, 2.000%, 8/1/2014	110,000	110,727
City of Marquette, AMBAC, 4.000%, 11/1/2014	160,000	162,733
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	311,517
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2016	300,000	315,636
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2017	315,000	333,985
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2015	750,000	782,362
Detroit Wayne County Stadium Authority, 5.000%, 10/1/2014	245,000	251,140
Kent Hospital Finance Authority, 5.250%, 1/15/2014 (3)	100,000	100,571
Michigan Finance Authority, 3.000%, 5/1/2014	100,000	100,923
Michigan Finance Authority, 3.000%, 12/1/2014	120,000	123,266
Michigan Finance Authority, 3.000%, 5/1/2015	160,000	164,010
Michigan Finance Authority, 3.500%, 4/1/2014	130,000	131,084
Michigan Finance Authority, 4.000%, 6/1/2014	500,000	507,985
Michigan Finance Authority, 4.000%, 4/1/2015	135,000	138,564
Michigan Finance Authority, 5.000%, 6/1/2014	1,225,000	1,250,566
Michigan Finance Authority, 5.000%, 6/1/2015	1,500,000	1,573,965
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 4/1/2014	3,150,000	3,151,827
Oakland County Economic Development Corp., 4.500%, 12/1/2013	705,000	705,000
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	355,476
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	410,764
South Lyon Community Schools, AGM Q-SBLF, 5.000%, 5/1/2014	100,000	101,950
Star International Academy, 2.400%, 3/1/2014	100,000	99,914
Star International Academy, 2.900%, 3/1/2015	125,000	124,152

Star International Academy, 3.150%, 3/1/2016	130,000	127,894
Star International Academy, 3.400%, 3/1/2017	125,000	121,845
Taylor Tax Increment Finance Authority, AGM, 2.000%, 5/1/2016	1,245,000	1,269,165
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2020, Call 12/30/2013	785,000	786,256
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/30/2013	600,000	600,864

		17,894,038
Minnesota - 1.8%
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 0.180%, 8/15/2037, Call 12/2/2013 (3)	12,150,000	12,150,000
City of Winona, 2.000%, 7/1/2015	100,000	100,216
City of Winona, 2.300%, 7/1/2016	500,000	501,740
City of Winona, 5.000%, 7/1/2014	150,000	153,098
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 12/30/2013	15,000	15,047
Minnesota Higher Education Facilities Authority, 2.000%, 12/1/2013	100,000	100,000
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	390,000	393,779
Minnesota Higher Education Facilities Authority, 3.000%, 12/1/2014	250,000	253,183
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2015	255,000	262,744

		13,929,807
Mississippi - 1.1%
City of D’Iberville, 2.000%, 4/1/2016	265,000	262,021
Mississippi Business Finance Corp., 1.510%, 12/1/2036, Call 12/2/2013 (3)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	336,441
Mississippi Hospital Equipment & Facilities Authority, NATL-RE FHA, 4.500%, 2/1/2014	145,000	145,651

		8,744,113
Missouri - 1.0%
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2014	625,000	628,856
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2015	200,000	204,626
City of Sikeston, NATL-RE, 6.000%, 6/1/2014	225,000	230,279
City of Springfield, 5.000%, 6/1/2014	255,000	260,449
City of St. Louis, AGM, 5.000%, 7/1/2014	225,000	231,136
City of St. Louis, NATL-RE, 4.000%, 7/1/2014	100,000	102,124
City of St. Louis, NATL-RE, 5.500%, 7/1/2015	500,000	539,085
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	85,587
Joplin Industrial Development Authority, 2.750%, 2/15/2014	135,000	135,316
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	712,395
Missouri State Health & Educational Facilities Authority, 0.120%, 2/1/2031, Call 12/2/2013 (3)	5,000,000	5,000,000

		8,129,853
Nebraska - 0.1%
Central Plains Energy Project, 4.000%, 9/1/2014	700,000	716,156
Nevada - 0.4%
Deutsche Bank Spears/Lifers Trust, FSA-CR AMBAC, 0.250%, 6/15/2022, Call 6/15/2017 (3)	2,720,000	2,720,000
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 12/30/2013	175,000	175,303

		2,895,303
New Hampshire - 1.1%
New Hampshire Business Finance Authority, 5.375%, 5/1/2014	100,000	101,264
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2015	735,000	755,690
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2016	755,000	783,690
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014	110,000	110,418
New Hampshire Health and Education Facilities Authority Act, 0.310%, 10/1/2030, Call 12/2/2013 (3)	7,000,000	7,000,000

		8,751,062
New Jersey - 8.5%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	178,667
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	390,000	396,778
City of Millville, 2.000%, 7/15/2015	1,385,000	1,406,218
Eagle Tax-Exempt Trust, AGM, 0.300%, 5/1/2014 (3) (5) (6)	5,235,000	5,235,000
New Jersey Economic Development Authority, 0.290%, 11/1/2031, Call 12/2/2013 (3)	8,440,000	8,440,000
New Jersey Economic Development Authority, 0.290%, 11/1/2040, Call 12/2/2013 (3)	6,060,000	6,060,000
New Jersey Economic Development Authority, 0.290%, 11/1/2040, Call 12/2/2013 (3)	5,000,000	5,000,000
New Jersey Economic Development Authority, 0.740%, 3/1/2036, Call 12/2/2013 (3)	6,150,000	6,150,000
New Jersey Economic Development Authority, 1.260%, 5/1/2036, Call 12/2/2013 (3)	8,465,000	8,465,000

New Jersey Economic Development Authority, 1.650%, 3/1/2028, Call 3/1/2023 (3)	3,250,000	3,168,978
New Jersey Economic Development Authority, 1.750%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,047,610
New Jersey Economic Development Authority, 1.850%, 2/1/2018, Call 8/1/2017 (3)	500,000	513,785
New Jersey Economic Development Authority, 5.000%, 6/15/2015	1,130,000	1,192,794
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	129,444
New Jersey Economic Development Authority, NATL-RE, 5.250%, 7/1/2016, Call 7/1/2014	150,000	154,130
New Jersey Health Care Facilities Financing Authority, 0.290%, 7/1/2038, Call 12/2/2013 (3)	4,300,000	4,300,000
New Jersey Health Care Facilities Financing Authority, 0.600%, 7/1/2018, Call 12/2/2013 (3)	100,000	100,000
New Jersey Health Care Facilities Financing Authority, 3.250%, 7/1/2016	515,000	528,328
New Jersey Health Care Facilities Financing Authority, AGC, 0.490%, 7/1/2038, Call 7/1/2019 (3) (5) (6)	8,000,000	8,000,000
New Jersey Transportation Trust Fund Authority, FGIC, 0.400%, 12/15/2030 (3)	2,560,000	2,560,000
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2014	360,000	366,764
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	474,691
Tobacco Settlement Financing Corp., 5.000%, 6/1/2014	100,000	101,987
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 12/30/2013	25,000	25,066

		65,995,240
New York - 7.1%
City of New York, 4.900%, 12/15/2028, Call 12/15/2013 (3)	2,675,000	2,675,000
City of Utica, 2.000%, 4/1/2014	100,000	100,362
County of Rockland, 2.250%, 3/14/2014	2,000,000	2,004,440
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2015	445,000	472,154
Long Island Power Authority, NATL-RE, 5.250%, 12/1/2014	415,000	434,136
Metropolitan Transportation Authority, 0.533%, 11/1/2014, Call 5/1/2014 (3)	3,000,000	3,000,000
Metropolitan Transportation Authority, AGM, 0.328%, 11/1/2022, Call 12/4/2013 (3) (14)	3,700,000	3,549,151
Metropolitan Transportation Authority, AMBAC, 0.440%, 11/15/2023 (3)	5,445,000	5,445,000
Monroe County Industrial Development Corp., FHA, 0.530%, 8/15/2040, Call 2/15/2021 (3) (5) (6)	1,235,000	1,235,000
New York City Health & Hospital Corp., GO, 5.000%, 2/15/2015	65,000	68,673
New York City Health & Hospital Corp., GO, 5.000%, 2/15/2015	85,000	89,749
New York City Municipal Water Finance Authority, 0.350%, 6/15/2032, Call 12/16/2013 (3)	5,000,000	5,000,000
New York City Municipal Water Finance Authority, 0.370%, 6/15/2032, Call 12/15/2013 (3)	5,000,000	5,000,000
New York City Transitional Finance Authority, 0.350%, 11/1/2022 (3)	1,070,000	1,070,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.370%, 8/1/2023, Call 12/2/2013 (3)	2,500,000	2,500,000
New York City Transitional Finance Authority, AGM, 0.620%, 11/1/2027, Call 12/6/2013 (3) (14)	850,000	850,000
New York State Energy Research & Development Authority, AMBAC, 1.000%, 10/1/2028, Call 12/2/2013 (3) (14)	1,050,000	1,050,000
New York State Thruway Authority, FSA, 0.530%, 1/1/2032, Call 7/1/2015 (3) (5) (6)	600,000	600,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.460%, 12/1/2025, Call 12/2/2013 (3) (5) (6)	6,330,000	6,330,000
Rensselaer County Industrial Development Agency, 0.290%, 10/30/2035, Call 12/2/2013 (3)	5,000,000	5,000,000
South Plattsburgh Fire District, AGC, 4.250%, 10/1/2014	110,000	112,919
State of New York, NATL-RE FGIC, 0.090%, 2/15/2022, Call 12/5/2013 (3) (14)	250,000	231,184
State of New York, NATL-RE FGIC, 0.090%, 2/13/2032, Call 12/5/2013 (3) (14)	1,900,000	1,757,179
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	71,779
Utica Industrial Development Agency, 0.430%, 7/15/2029, Call 12/2/2013 (3)	6,815,000	6,815,000

		55,461,726
North Carolina - 2.1%
County of Sampson, FSA, 0.330%, 6/1/2034, Call 6/1/2017 (3)	2,500,000	2,500,000
North Carolina Medical Care Commission, 0.530%, 6/1/2029, Call 6/1/2020 (3) (5) (6)	1,000,000	1,000,000
North Carolina Medical Care Commission, 5.250%, 1/1/2032, Call 1/1/2014	4,000,000	4,135,120
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 11/1/2018, Call 12/20/2013 (3) (14)	4,275,000	4,079,688
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 10/1/2022, Call 12/4/2013 (3) (14)	2,275,000	2,055,483
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 10/1/2022 (3) (14)	900,000	813,161
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 10/1/2022, Call 12/27/2013 (3) (14)	1,025,000	925,892
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 10/1/2022, Call 1/3/2014 (3) (14)	950,000	858,184

		16,367,528
North Dakota - 1.8%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2014	485,000	490,068

Barnes County North Public School District Building Authority, 4.000%, 5/1/2015	500,000	514,870
Barnes County North Public School District Building Authority, 4.000%, 5/1/2016	520,000	537,867
Barnes County North Public School District Building Authority, 4.000%, 5/1/2017	545,000	561,628
Barnes County North Public School District Building Authority, 4.000%, 5/1/2018	565,000	575,509
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	598,879
City of Grand Forks, 0.070%, 12/1/2025, Call 12/2/2013 (3)	100,000	100,000
City of Williston, AGM, 2.650%, 11/1/2020, Call 5/1/2015	4,000,000	4,016,480
County of Burleigh, 2.500%, 7/1/2014	150,000	150,059
County of Burleigh, 3.000%, 7/1/2015	255,000	256,091
Williston Parks & Recreation District, 1.150%, 3/1/2014	110,000	110,039
Williston Parks & Recreation District, 2.000%, 3/1/2032, Call 12/16/2013	3,605,000	3,588,093
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/16/2013	2,960,000	2,898,580

		14,398,163
Ohio - 0.5%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	105,164
Bath Local School District, AGM, 1.000%, 12/1/2013	155,000	155,000
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	52,299
City of Akron Sanitary Sewer System Revenue, NATL-RE FGIC, 5.375%, 12/1/2013	1,030,000	1,030,000
City of Lorain, AGM, 2.000%, 12/1/2013	440,000	440,000
City of Parma, AMBAC, 5.450%, 12/1/2014	185,000	189,118
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	280,354
County of Erie, XLCA, 4.000%, 10/1/2014	150,000	154,708
County of Richland, AGM, 1.000%, 12/1/2014	100,000	100,138
County of Richland, AGM, 1.500%, 12/1/2015	130,000	130,996
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2014	150,000	147,896
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2015	145,000	140,331
Warrensville Height City School District, NATL-RE FGIC, 7.000%, 12/1/2013	1,050,000	1,050,000

		3,976,004
Oklahoma - 0.1%
Comanche County Hospital Authority, 4.000%, 7/1/2014	290,000	293,147
Oklahoma Turnpike Authority, 5.000%, 1/1/2014	200,000	200,744
Stephens County Educational Facilities Authority, 2.000%, 9/1/2014	100,000	101,064
Stephens County Educational Facilities Authority, 3.000%, 9/1/2014	170,000	171,343
Stephens County Educational Facilities Authority, 3.000%, 9/1/2015	160,000	161,243

		927,541
Oregon - 1.0%
County of Gilliam, 2.000%, 9/2/2014 (3)	2,550,000	2,576,851
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2014	355,000	360,350
Port of Morrow, 0.550%, 2/1/2027, Call 12/2/2013 (3)	4,360,000	4,360,000
Port of Morrow, 2.000%, 6/1/2017	200,000	197,336
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	295,000	313,199
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2019, Call 6/1/2015	300,000	318,507

		8,126,243
Pennsylvania - 7.9%
Berks County Municipal Authority, 0.760%, 5/1/2037, Call 12/2/2013 (3)	2,070,000	2,070,000
Butler County General Authority, AGC, 0.280%, 12/1/2033 (3)	7,000,000	7,000,000
Butler County General Authority, AGM, 0.280%, 8/1/2031, Call 12/2/2013 (3)	4,855,000	4,855,000
Butler County Hospital Authority, 0.310%, 10/1/2042, Call 12/2/2013 (3)	6,470,000	6,470,000
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	446,631
City of Philadelphia Gas Works Revenue, AMBAC, 5.000%, 10/1/2014	200,000	206,892
City of Philadelphia Gas Works Revenue, CIFG, 5.000%, 8/1/2014	595,000	611,368
City of Pittsburgh, 4.000%, 9/1/2015	475,000	502,085
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	510,005
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	3,035,000	3,034,909
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	5,000,000	4,999,900
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014, Call 12/30/2013	200,000	200,384
Lehigh County General Purpose Authority, 0.310%, 5/15/2021, Call 12/2/2013 (3)	2,210,000	2,210,000
Lehigh County General Purpose Authority, 3.000%, 11/1/2015	410,000	424,272
Lehigh County General Purpose Authority, 3.000%, 11/1/2016	455,000	476,603
Monroeville Finance Authority, 3.000%, 2/15/2014	180,000	181,044
Montgomery County Industrial Development Authority, 5.000%, 11/15/2015	1,000,000	1,069,510
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,095,370

Norristown Area School District, 3.000%, 10/1/2014	785,000	789,011
Northampton County Industrial Development Authority, 2.400%, 7/1/2014	275,000	274,997
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	617,023
Pennsylvania Turnpike Commission, 0.500%, 6/1/2040, Call 12/1/2020 (3) (5) (6)	7,000,000	7,000,000
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2014	300,000	293,100
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	689,729
Pittsburgh Public Schools, NATL-RE FGIC State Aid Withholding, 3.500%, 9/1/2015	30,000	31,553
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.440%, 6/1/2034 (3) (5) (6)	6,910,000	6,910,000
School District of Philadelphia, AMBAC State Aid Withholding, 5.000%, 8/1/2014	200,000	205,840
Sports & Exhibition Authority of Pittsburgh and Allegheny County, AGM, 0.280%, 11/1/2038, Call 12/2/2013 (3)	6,800,000	6,800,000
State Public School Building Authority, AGM, 2.000%, 10/15/2014	250,000	252,643
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	217,340
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,000,000	1,004,270
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	395,000	403,279

		61,852,758
Puerto Rico - 0.3%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2014	200,000	200,758
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 4/1/2015	2,000,000	1,996,560
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	199,452

		2,396,770
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp., 0.300%, 6/1/2035, Call 12/1/2013 (3)	4,750,000	4,750,000
South Carolina - 0.4%
City of Rock Hill, AGM, 2.000%, 1/1/2014	375,000	375,499
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	328,950
Kershaw County School District, AGC, 5.000%, 12/1/2014	100,000	104,059
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	295,000	319,479
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2014	1,085,000	1,093,951
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	300,000	306,573
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	60,000	57,361
Spartanburg County Regional Health Services District, 3.000%, 4/15/2014	315,000	317,637

		2,903,509
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	361,429
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2016	1,750,000	1,911,717
Franklin Public Building Authority, 0.560%, 6/1/2037, Call 12/2/2013 (3)	7,950,000	7,950,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	519,262
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	270,000	284,712

		10,665,691
Texas - 8.1%
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	883,833
Central Texas Regional Mobility Authority, 3.000%, 1/4/2016, Call 7/1/2015 (3)	3,000,000	3,000,870
Central Texas Regional Mobility Authority, 4.000%, 1/1/2015	380,000	388,527
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	1,600,000	1,666,000
City of Galveston, 4.000%, 2/1/2014	710,000	712,449
City of Galveston, 4.000%, 2/1/2015	500,000	509,495
City of Houston, 5.000%, 9/1/2032, Call 12/30/2013	2,000,000	2,003,980
City of San Marcos Electric Utility System Revenue, BAM, 2.000%, 11/1/2015	320,000	324,995
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	505,608
Clifton Higher Education Finance Corp., 5.000%, 8/15/2015	220,000	231,407
Coastal Bend Health Facilities Development Corp., AGM, 0.540%, 7/1/2031, Call 12/5/2013 (3) (14)	2,050,000	2,050,000
County of Jones, 3.000%, 9/1/2014	155,000	156,694
County of Jones, 3.000%, 9/1/2015	85,000	86,388
County of Jones, 4.000%, 9/1/2016	165,000	172,676
Dallas Independent School District, 5.000%, 2/15/2014	895,000	903,556
Denton Independent School District, PSF, 0.330%, 8/15/2022, Call 8/15/2016 (3)	4,235,000	4,235,000
Fort Bend County Levee Improvement District No. 12, AGM, 2.000%, 4/1/2015	420,000	425,456
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	65,517

Frisco Independent School District, AGC, 5.250%, 8/15/2036, Call 8/15/2019	190,000	207,645
Gulf Coast Industrial Development Authority, 0.600%, 11/1/2019, Call 12/1/2013 (3)	2,350,000	2,350,000
Harris County Health Facilities Development Corp., 0.300%, 7/1/2027 (3)	6,915,000	6,915,000
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2014	190,000	191,357
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	216,871
Harris County Municipal Utility District No. 276, BAM, 2.000%, 9/1/2015	200,000	203,722
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	141,609
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2014	25,000	25,199
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	126,674
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	305,579
Hunt Memorial Hospital District, AGM, 0.250%, 8/15/2017, Call 12/2/2013 (3)	5,985,000	5,985,000
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	168,458
Midtown Redevelopment Authority, 4.000%, 1/1/2014	170,000	170,364
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2014	160,000	160,854
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	193,342
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	286,620
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.300%, 12/1/2028 (3)	1,368,000	1,368,000
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	156,057
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2014	1,515,000	1,564,647
Texas Municipal Gas Acquisition & Supply Corp., 5.000%, 12/15/2015	150,000	160,118
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2013	360,000	360,518
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2014	300,000	312,240
Texas Municipal Gas Acquisition & Supply Corp. II, 0.870%, 9/15/2017 (3)	3,050,000	3,031,029
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2014	1,000,000	1,036,180
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2015	1,500,000	1,600,560
Texas Transportation Commission, 0.360%, 4/1/2026, Call 12/2/2013 (3)	15,000,000	15,000,000
Texas Transportation Commission, 1.250%, 2/15/2015 (3)	2,000,000	2,005,920
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2016	390,000	375,683
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2017	250,000	234,722

		63,176,419
Utah - 0.4%
County of Box Elder, 0.330%, 4/1/2028, Call 12/2/2013 (3)	3,000,000	3,000,000
Virginia - 0.0%
County of Spotsylvania, NATL-RE, 4.250%, 1/15/2014	100,000	100,491
Virginia Commonwealth University Health System Authority, 2.000%, 7/1/2014	100,000	100,976
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	128,711

		330,178
Washington - 0.9%
Washington Health Care Facilities Authority, 0.200%, 1/1/2035, Call 12/2/2013 (3)	5,000,000	5,000,000
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (5) (6)	1,200,000	1,184,256
Washington Health Care Facilities Authority, FHA, 5.250%, 8/1/2015	475,000	512,212
Washington Higher Education Facilities Authority, 3.000%, 10/1/2014	100,000	101,191
Washington Higher Education Facilities Authority, 3.000%, 10/1/2015	170,000	172,356
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	202,648

		7,172,663
West Virginia - 0.1%
City of Princeton, 4.000%, 5/1/2015	845,000	862,889
Wisconsin - 1.1%
City of Beloit, 3.000%, 5/1/2015	600,000	619,818
City of Menasha, 4.300%, 9/1/2015	265,000	264,412
City of Menasha, 4.400%, 9/1/2017, Call 9/1/2015	100,000	97,869
City of Menasha, 4.600%, 9/1/2021, Call 9/1/2014	165,000	149,419
City of Menasha, AMBAC, 4.000%, 9/1/2014, Call 3/1/2014	1,000,000	985,300
City of Milwaukee, 0.100%, 7/1/2019, Call 12/2/2013 (3)	200,000	200,000
City of Nekoosa, 5.350%, 7/1/2015	130,000	135,828
City of Stanley, 2.875%, 5/1/2014, Call 3/1/2014	2,275,000	2,287,490
Wisconsin Center District, 3.000%, 12/15/2015	200,000	204,804
Wisconsin Center District, 3.000%, 12/15/2016	615,000	628,438
Wisconsin Center District, 3.000%, 12/15/2017	635,000	646,119
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	130,465
Wisconsin Health & Educational Facilities Authority, 2.000%, 8/15/2015	390,000	390,125
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2015	180,000	185,108
Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2016	320,000	326,240

Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2017	410,000	415,014
Wisconsin Health & Educational Facilities Authority, 5.000%, 9/1/2016	375,000	401,741
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021, Call 8/15/2018	150,000	164,910
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013	235,000	235,383
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	146,318

		8,614,801
Wyoming - 0.0%
Teton County Hospital District, 3.000%, 12/1/2013	250,000	250,000

Total Municipals (identified cost $746,509,062)		746,464,659

Short-Term Investments - 1.6%

Mutual Funds - 0.1%
BMO Tax-Free Money Market Fund, Class I, 0.018% (10)	721,159	721,159

Short-Term Municipals - 1.5%

Florida - 0.7%
JPMorgan Chase Putters/Drivers Trust, 0.250%, 1/30/2014 (3) (5) (6)	$5,000,000	5,000,000
Illinois - 0.0%
Cook County Community High School District No. 219 Niles Township, 0.000%, 12/1/2013	120,000	120,000
Mississippi - 0.8%
Claiborne County, 0.450%, 12/2/2013	6,245,000	6,245,000
New Jersey - 0.0%
City of Passaic, 3.000%, 5/1/2014	285,000	287,420
Ohio - 0.0%
County of Richland, AGM, 1.000%, 12/1/2013	115,000	115,000
Texas - 0.0%
Central Texas Regional Mobility Authority, 3.000%, 1/1/2014	250,000	250,292

Total Short-Term Municipals		12,017,712

Total Short-Term Investments (identified cost $12,738,914)		12,738,871

Total Investments - 97.2% (identified cost $759,247,976)		759,203,530
Other Assets and Liabilities - 2.8%		21,588,108

Total Net Assets - 100.0%		$780,791,638

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 96.4%

Alabama - 0.6%
Alabama Agricultural & Mechanical University, AMBAC, 3.700%, 11/1/2015	$200,000	$200,032
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	105,263

		305,295
Alaska - 0.3%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2025, Call 6/1/2015	140,000	147,332
Arizona - 2.2%
Arizona Health Facilities Authority, 1.900%, 2/5/2020, Call 8/9/2019 (3)	250,000	245,373
Arizona Health Facilities Authority, 1.900%, 2/5/2020, Call 8/9/2019 (3)	250,000	245,373
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	100,000	102,643
Glendale Industrial Development Authority, 4.000%, 12/1/2013	80,000	80,000
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	26,258
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	105,542
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (13)	100,000	116,027
Pima County Industrial Development Authority, 3.000%, 7/1/2015	250,000	250,302
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	32,701

		1,204,219
Arkansas - 1.3%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	350,000	349,534
City of Little Rock, 1.800%, 4/1/2030, Call 10/1/2021	150,000	149,222
City of Springdale, 2.600%, 7/1/2027, Call 7/1/2018	200,000	200,890

		699,646
California - 11.2%
Bay Area Toll Authority, 1.150%, 4/1/2024, Call 10/1/2023 (3)	500,000	499,980
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	105,779
California Health Facilities Financing Authority, NATL-RE, 0.132%, 7/15/2018, Call 12/12/2013 (3) (14)	100,000	96,115
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2017, Call 12/3/2013 (3) (14)	400,000	372,641
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2022, Call 12/4/2013 (3) (14)	50,000	50,000
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2023, Call 12/6/2013 (3) (14)	475,000	475,000
California Municipal Finance Authority, 2.150%, 11/1/2016, Call 11/1/2015 (3)	250,000	249,997
California State Public Works Board, 4.625%, 4/1/2026, Call 4/1/2016	40,000	41,393
California State Public Works Board, 5.000%, 11/1/2020, Call 11/1/2019	35,000	39,943
California State Public Works Board, 5.125%, 10/1/2022, Call 10/1/2019	245,000	276,816
California Statewide Communities Development Authority, FGIC, 4.250%, 11/1/2016 (3)	50,000	54,465
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	254,250
County of Yolo, AGM, 5.000%, 12/1/2015	180,000	190,746
County of Yolo, AGM, 6.800%, 12/1/2014	170,000	179,061
Desert Sands Unified School District, AMBAC, 0.000%, 6/1/2014	100,000	99,838
El Centro Financing Authority, AGM, 4.500%, 10/1/2019, Call 10/1/2016	175,000	186,258
Escondido Union High School District, NATL-RE, 0.000%, 11/1/2014	100,000	98,217
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 8/1/2014	50,000	51,449
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.371%, 7/1/2027 (3) (14)	75,000	68,803
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	277,389
Northern California Transmission Agency, NATL-RE, 0.369%, 5/1/2024, Call 12/3/2013 (3) (14)	100,000	93,639
Palomar Pomerado Health, NATL-RE, 0.000%, 8/1/2014	120,000	119,418
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 8/15/2014	340,000	353,576
Roseville Natural Gas Finance Authority, 5.000%, 2/15/2015	25,000	25,913
Sacramento Unified School District, AGM, 3.050%, 3/1/2014 (3)	285,000	285,208
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2017, Call 8/1/2014	70,000	72,242
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2017, Call 8/1/2014	75,000	77,063

San Pasqual Union School District, AGM, 0.000%, 9/1/2019	150,000	127,360
State of California, 0.948%, 12/3/2018, Call 6/1/2018 (3)	500,000	500,430
Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	52,283
Stockton Unified School District, AGM, 4.250%, 8/1/2014	20,000	20,425
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	220,168
Twin Rivers Unified School District, 0.000%, 4/1/2014	200,000	199,644
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2014 (3)	295,000	294,829
West Contra Costa Unified School District, AGM, 5.000%, 8/1/2018	65,000	75,230

		6,185,568
Colorado - 1.5%
City & County of Denver, 5.000%, 11/15/2025, Call 11/15/2020	50,000	54,944
Colorado Health Facilities Authority, 4.000%, 10/1/2018	165,000	174,562
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2017, Call 9/1/2016	300,000	321,228
Regional Transportation District, AMBAC, 5.000%, 6/1/2021, Call 6/1/2015	250,000	267,670

		818,404
Connecticut - 0.9%
City of Bridgeport, AGM, 4.500%, 12/1/2022, Call 12/1/2016	100,000	104,524
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	161,945
State of Connecticut, 0.930%, 8/15/2018 (3)	250,000	250,332

		516,801
Delaware - 1.1%
Delaware Solid Waste Authority, NATL-RE, 5.000%, 6/1/2015	275,000	292,518
Delaware State Health Facilities Authority, AMBAC, 4.300%, 10/1/2015, Call 12/30/2013	100,000	100,248
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	230,000	240,444

		633,210
Florida - 7.4%
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	54,839
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	55,040
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	20,000	22,389
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	190,000	203,047
City of Gulf Breeze, 0.900%, 12/1/2013 (3)	100,000	100,001
City of Gulf Breeze, FGIC, 5.125%, 12/1/2015 (3)	50,000	52,376
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 10/1/2014	150,000	151,917
City of Margate, AGM, 4.375%, 7/1/2019, Call 7/1/2015	50,000	51,840
City of Sunrise, NATL-RE, 0.000%, 10/1/2014	130,000	129,572
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	108,185
County of Citrus, XLCA, 0.336%, 1/1/2018 (3) (14)	350,000	319,653
County of Palm Beach, NATL-RE FGIC, 7.200%, 6/1/2015	125,000	137,926
County of Palm Beach, XLCA, 5.000%, 11/1/2022, Call 11/1/2017	50,000	55,472
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	150,000	159,582
Florida Department of Environmental Protection, AGC, 5.000%, 7/1/2022, Call 7/1/2017	150,000	163,633
Florida Governmental Utility Authority, 2.000%, 10/1/2015	240,000	243,192
Florida Municipal Loan Council, NATL-RE, 3.625%, 2/1/2015	100,000	102,956
Florida Municipal Power Agency, AMBAC, 0.105%, 10/1/2021 (3) (14)	500,000	462,239
Florida Municipal Power Agency, NATL-RE FGIC, 0.105%, 10/1/2027 (3) (14)	25,000	23,142
Golden Knights Corp., NATL-RE, 4.000%, 3/1/2014	150,000	151,062
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	211,194
Miami-Dade County Expressway Authority, 0.770%, 12/12/2013, Call 12/2/2013 (3) (5) (6)	500,000	500,000
Miami-Dade County School Board, NATL-RE FGIC, 5.000%, 5/1/2022, Call 5/1/2017	50,000	54,246
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	53,595
Pinellas County Health Facilities Authority, NATL-RE, 0.198%, 11/15/2023, Call 12/2/2013 (3) (14)	200,000	183,037
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	260,592
Tampa Bay Water, 5.000%, 10/1/2017	40,000	46,136

		4,056,863
Georgia - 2.2%
Burke County Development Authority, AGM, 0.291%, 1/1/2024, Call 12/27/2013 (3) (14)	260,000	235,240
City of Atlanta, 1.611%, 11/1/2018, Call 5/1/2018 (3)	250,000	251,018
City of Atlanta, 6.000%, 11/1/2029, Call 11/1/2019	290,000	332,717
Fulton County Development Authority, 4.000%, 3/15/2016	50,000	53,198
Fulton County Development Authority, 5.000%, 3/15/2016	150,000	162,960
Gainesville & Hall County Development Authority, 5.250%, 11/15/2015	70,000	75,200
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	100,000	111,646

		1,221,979

Idaho - 0.3%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	172,020
Illinois - 12.5%
Chicago Board of Education, AGM, 5.000%, 12/1/2022, Call 12/1/2017	125,000	126,986
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	117,033
City of Chicago, 0.450%, 1/1/2034, Call 12/2/2013 (3)	350,000	350,000
City of Chicago, 5.000%, 1/1/2018	50,000	54,007
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 7/1/2015	50,000	52,034
City of Chicago, AMBAC, 5.000%, 1/1/2026, Call 1/1/2017	250,000	244,235
City of Chicago, AMBAC, 5.250%, 1/1/2020, Call 12/30/2013	200,000	200,688
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 12/30/2013	195,000	195,683
City of Springfield, NATL-RE, 5.000%, 3/1/2014	125,000	126,149
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	160,000	151,112
Cook County Community High School District No. 219 Niles Township, 0.000%, 6/1/2015	95,000	93,666
Cook County High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2018	170,000	140,809
Cook County High School District No. 205 Thornton Township, AGC, 5.500%, 12/1/2014	100,000	104,848
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016	50,000	52,534
Cook County High School District No. 219 Niles Township, AGM, 4.250%, 12/1/2021, Call 12/1/2017	50,000	56,135
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	109,773
County of Cook, 5.000%, 11/15/2018	100,000	114,063
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 12/30/2013	350,000	351,144
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	53,863
Illinois Finance Authority, 4.000%, 10/1/2018	275,000	287,383
Illinois Finance Authority, 5.000%, 7/1/2017	250,000	269,552
Illinois Finance Authority, 5.000%, 2/15/2018	40,000	44,296
Illinois Finance Authority, 5.250%, 8/15/2015	200,000	213,250
Illinois Finance Authority, 5.500%, 8/15/2018	100,000	114,167
Illinois Finance Authority, 5.950%, 8/15/2026, Call 12/30/2013 (3)	250,000	249,752
Illinois Finance Authority, AGM, 0.000%, 2/1/2015	120,000	117,818
Illinois State Toll Highway Authority, 4.125%, 1/1/2020, Call 7/1/2015	100,000	103,736
Illinois State Toll Highway Authority, AGM, 5.000%, 1/1/2022, Call 7/1/2016	100,000	109,206
Illinois State Toll Highway Authority, AGM, 5.000%, 1/1/2022, Call 7/1/2015	25,000	26,518
Kendall, Kane & Will Counties Community College District No. 516, NATL-RE FGIC, 0.000%, 12/15/2015, Call 12/15/2013	150,000	137,619
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	53,511
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	222,733
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2014	100,000	99,562
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2015	170,000	167,119
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	50,000	55,877
Southern Illinois University, NATL-RE, 0.000%, 4/1/2018	130,000	114,048
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	269,167
State of Illinois, 3.875%, 9/1/2017	100,000	106,501
State of Illinois, 5.000%, 1/1/2015	300,000	312,864
State of Illinois, AGM, 4.375%, 6/15/2025, Call 6/15/2016	75,000	76,850
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	34,401
Town of Cicero, NATL-RE FGIC, 5.000%, 1/1/2014	200,000	200,560
Village of Bensenville, CIFG, 5.000%, 4/1/2016	300,000	319,140
Village of Lake Zurich, AMBAC, 4.000%, 12/15/2023, Call 12/15/2015	235,000	227,440
Village of Plainfield, NATL-RE FGIC, 3.850%, 12/15/2016, Call 12/15/2013	100,000	100,115
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	200,000	196,400

		6,924,347
Indiana - 4.4%
Avon Community School Building Corp., AMBAC, 4.500%, 7/15/2019, Call 7/15/2017	75,000	82,523
County of Jasper, NATL-RE, 5.600%, 11/1/2016	100,000	107,563
County of Lake, 2.000%, 1/15/2017	280,000	275,534
County of Lake, 2.000%, 7/15/2017	245,000	239,911
Gary Community School Corp., 2.000%, 1/15/2015	150,000	151,841
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	161,640
Hobart Building Corp., 6.000%, 7/15/2015	100,000	108,524

Indiana Finance Authority, 2.200%, 2/1/2016, Call 8/1/2015	200,000	199,914
Indiana Finance Authority, 4.900%, 1/1/2016	300,000	322,614
Indiana Finance Authority, 5.250%, 10/1/2022, Call 10/1/2021	150,000	173,830
Indiana Municipal Power Agency, 5.750%, 1/1/2034, Call 1/1/2014	400,000	401,696
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	113,293
New Albany Floyd County School Building Corp., 4.250%, 7/15/2014	90,000	92,173

		2,431,056
Iowa - 0.1%
City of Coralville, 2.000%, 6/1/2014	50,000	49,840
Kansas - 0.3%
Miami County Unified School District No. 416 Louisburg, NATL-RE, 5.000%, 9/1/2016	150,000	164,984
Louisiana - 1.2%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	229,115	227,591
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.000%, 8/1/2016	180,000	193,489
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	215,000	232,402

		653,482
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, NATL-RE, 4.500%, 7/1/2016, Call 7/1/2014	50,000	51,027
Maryland - 0.5%
City of Baltimore, XLCA, 0.018%, 7/1/2034, Call 12/4/2013 (3) (14)	50,000	49,957
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	120,000	128,541
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	100,000	107,560

		286,058
Massachusetts - 1.4%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.015%, 12/1/2030, Call 12/4/2013 (3) (14)	250,000	218,815
Commonwealth of Massachusetts, NATL-RE FGIC, 0.015%, 12/1/2030, Call 12/3/2013 (3) (14)	200,000	175,760
Massachusetts Development Finance Agency, 0.600%, 9/30/2016, Call 3/30/2016 (3)	250,000	248,405
Massachusetts Health & Educational Facilities Authority, 0.981%, 11/15/2032, Call 11/15/2017 (3)	100,000	80,774
Massachusetts Housing Finance Agency, 1.000%, 12/1/2013	35,000	35,000

		758,754
Michigan - 4.4%
Almont Community Schools, NATL-RE Q-SBLF, 4.000%, 5/1/2017, Call 12/1/2013	25,000	25,000
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	25,000	23,359
City of Detroit Sewage Disposal System Revenue, AGM, 3.650%, 7/1/2015, Call 12/30/2013	100,000	97,684
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	100,000	101,843
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2015	170,000	171,984
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2016	50,000	50,704
City of Detroit Sewage Disposal System Revenue, NATL-RE, 6.000%, 7/1/2014	100,000	100,651
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	101,027
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	106,346
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2014	165,000	167,148
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2015	250,000	260,788
Detroit Downtown Development Authority, NATL-RE, 5.250%, 7/1/2014, Call 12/30/2013	100,000	100,043
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 6/1/2015	40,000	41,340
Kent Hospital Finance Authority, 5.250%, 1/15/2014 (3)	50,000	50,286
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 10/1/2014	70,000	72,738
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 10/1/2014	20,000	20,803
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	80,000	81,574
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	217,704
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	347,229
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/30/2013	270,000	270,389
Western Michigan University, 5.000%, 11/15/2021	40,000	45,740

		2,454,380
Minnesota - 0.4%
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	200,000	203,872

Mississippi - 1.3%
City of D’Iberville, 2.125%, 4/1/2017	190,000	186,130
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 4/1/2015	50,000	51,274
Mississippi Business Finance Corp., 1.510%, 12/1/2036, Call 12/2/2013 (3)	500,000	500,000

		737,404
Missouri - 0.3%
City of Grain Valley, NATL-RE, 3.500%, 3/1/2014	100,000	100,467
Missouri State Health & Educational Facilities Authority, 3.750%, 2/1/2017	45,000	46,145

		146,612
Nebraska - 0.4%
Central Plains Energy Project, 5.000%, 12/1/2014	200,000	206,684
Nevada - 3.0%
Clark County School District, NATL-RE FGIC, 5.000%, 6/15/2021, Call 6/15/2017	100,000	111,435
Clark County School District, NATL-RE FGIC, 5.000%, 6/15/2023, Call 6/15/2017	175,000	193,242
County of Clark, 5.000%, 7/1/2015	50,000	53,452
County of Clark, 5.000%, 7/1/2024, Call 1/1/2020	150,000	163,756
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	77,896
Las Vegas Valley Water District, 0.250%, 6/1/2036, Call 12/2/2013 (3)	400,000	400,000
Nye County School District, PSF, 4.375%, 5/1/2025, Call 5/1/2015	100,000	105,868
State of Nevada, 5.000%, 6/1/2018, Call 12/1/2017	500,000	577,855

		1,683,504
New Jersey - 2.7%
City of Passaic, 4.000%, 5/1/2016	275,000	291,670
Eagle Tax-Exempt Trust, AGM, 0.300%, 5/1/2014 (3) (5) (6)	400,000	400,000
Morris-Union Jointure Commission, AGM, 4.000%, 8/1/2015	150,000	156,521
New Jersey Economic Development Authority, NATL-RE FGIC, 5.250%, 12/15/2017, Call 12/15/2015	40,000	43,714
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 4/1/2015	200,000	205,026
New Jersey State Turnpike Authority, AGM, 5.000%, 1/1/2022, Call 1/1/2015	50,000	51,919
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	96,376
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	219,978

		1,465,204
New Mexico - 0.1%
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	55,000	58,085
New York - 6.3%
Battery Park City Authority, AMBAC, 0.334%, 11/1/2031, Call 12/26/2013 (3) (14)	150,000	150,000
City of New York, 4.900%, 12/15/2028, Call 12/15/2013 (3)	500,000	500,000
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	104,449
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	163,536
Metropolitan Transportation Authority, AGM, 0.328%, 11/1/2022, Call 12/4/2013 (3) (14)	450,000	431,653
Metropolitan Transportation Authority, AGM, 0.330%, 11/1/2022, Call 12/26/2013 (3) (14)	75,000	71,940
New York City Municipal Water Finance Authority, 0.370%, 6/15/2032, Call 12/15/2013 (3)	400,000	400,000
New York City Transitional Finance Authority, 0.300%, 8/1/2031 (3)	300,000	300,000
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	690,654
Niagara Falls City School District, AGM, 4.100%, 6/15/2017, Call 6/15/2015	200,000	206,176
Peru Central School District, NATL-RE, 4.125%, 6/15/2019, Call 6/15/2015	50,000	51,326
Plattsburgh City School District, NATL-RE, 4.125%, 6/15/2015	75,000	79,022
State of New York, AGM, 0.090%, 3/15/2021, Call 12/5/2013 (3) (14)	25,000	23,071
State of New York, NATL-RE FGIC, 0.090%, 2/15/2022, Call 12/5/2013 (3) (14)	325,000	300,540

		3,472,367
North Carolina - 2.4%
City of Charlotte, 5.000%, 6/1/2018	25,000	28,716
County of Burke, AMBAC, 5.000%, 4/1/2019, Call 4/1/2016	95,000	105,220
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	173,070
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 11/1/2018, Call 12/20/2013 (3) (14)	450,000	429,441
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 11/1/2018, Call 12/26/2013 (3) (14)	25,000	23,126
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 10/1/2022, Call 12/27/2013 (3) (14)	200,000	180,662
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.105%, 10/1/2022, Call 12/4/2013 (3) (14)	450,000	406,579

		1,346,814

North Dakota - 1.9%
City of Fargo, 2.250%, 11/1/2014, Call 12/30/2013	400,000	400,520
North Dakota Housing Finance Agency, 5.050%, 7/1/2040, Call 7/1/2020	100,000	101,617
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/16/2013	570,000	558,172

		1,060,309
Ohio - 1.4%
Avon Lake City School District, NATL-RE, 4.500%, 12/1/2016, Call 6/1/2015	100,000	105,660
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	56,495
Liberty Local School District, AGM, 3.500%, 12/1/2017 (4)	250,000	261,865
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.250%, 9/1/2028, Call 3/1/2018	190,000	193,389
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,050
Ravenna City School District, 0.000%, 1/15/2015	135,000	133,213

		786,672
Oklahoma - 1.3%
Caddo County Educational Facilities Authority, 2.000%, 9/1/2015	200,000	204,352
Comanche County Hospital Authority, 4.000%, 7/1/2014	300,000	303,255
Oklahoma Municipal Power Authority, 0.850%, 8/1/2018, Call 2/1/2018 (3)	200,000	199,820

		707,427
Oregon - 0.5%
Port of Morrow, 2.000%, 6/1/2015	200,000	200,410
Port of Morrow, 2.000%, 6/1/2016	100,000	99,662

		300,072
Pennsylvania - 7.9%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	225,000	240,727
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	54,325
Berks County Municipal Authority, 1.550%, 7/1/2022, Call 7/1/2017	350,000	346,031
Butler County Hospital Authority, 0.310%, 10/1/2042, Call 12/2/2013 (3)	250,000	250,000
City of Philadelphia, 5.250%, 8/1/2018	100,000	114,480
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	106,579
City of Philadelphia, AMBAC, 5.000%, 10/1/2023, Call 10/1/2017	100,000	103,796
City of Pittsburgh, AGM, 5.250%, 9/1/2015	100,000	107,862
City of Pittsburgh, AGM, 5.250%, 9/1/2017, Call 9/1/2016	95,000	105,073
Cumberland County Municipal Authority, 5.000%, 1/1/2017	140,000	143,128
Delaware County Vocational & Technical School Authority, BAM, 1.200%, 11/1/2016	140,000	140,000
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	125,525
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	100,000	112,502
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	250,000	249,995
Lehigh County General Purpose Authority, 3.000%, 11/1/2014	195,000	198,535
Monroe County Hospital Authority, 5.000%, 1/1/2017	260,000	284,942
Northampton County General Purpose Authority, 1.450%, 8/15/2020, Call 2/15/2020 (3)	100,000	99,937
Pennsylvania Economic Development Financing Authority, 1.750%, 12/1/2015 (3)	100,000	100,528
Pennsylvania Higher Educational Facilities Authority, NATL-RE, 5.000%, 4/1/2014	100,000	101,578
Pennsylvania Turnpike Commission, 1.200%, 12/1/2019, Call 6/1/2019 (3)	290,000	291,302
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	263,395
Pittsburgh Public Parking Authority, NATL, 0.000%, 12/1/2014	100,000	97,882
Pittsburgh Public Parking Authority, NATL, 0.000%, 12/1/2017	50,000	44,449
School District of Philadelphia, 5.000%, 9/1/2018	65,000	73,999
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	107,582
State Public School Building Authority, AGM, 5.000%, 6/1/2024, Call 12/1/2016	200,000	206,498
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	173,352
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	100,000	102,096

		4,346,098
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, AGM, 5.500%, 7/1/2017	100,000	101,190
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2014	25,000	25,108

		126,298
Rhode Island - 0.9%
Rhode Island Health & Educational Building Corp., 0.300%, 6/1/2035, Call 12/1/2013 (3)	250,000	250,000
Rhode Island Health & Educational Building Corp., 3.000%, 9/1/2014	250,000	252,455

		502,455

South Carolina - 1.2%
South Carolina Jobs-Economic Development Authority, 4.000%, 11/1/2015	375,000	395,186
South Carolina Jobs-Economic Development Authority, AGC, 4.250%, 2/1/2018	250,000	271,498

		666,684
South Dakota - 0.2%
City of Deadwood, 4.000%, 12/1/2014	100,000	102,043
Tennessee - 1.7%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2014	295,000	306,942
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2015	80,000	85,846
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2016	250,000	273,102
Franklin Public Building Authority, 0.560%, 6/1/2037, Call 12/2/2013 (3)	200,000	200,000
Tennessee Energy Acquisition Corp., 5.000%, 9/1/2016	65,000	70,013

		935,903
Texas - 5.9%
Austin Community College District Public Facility Corp., 5.000%, 8/1/2028, Call 8/1/2018	125,000	135,789
Central Texas Regional Mobility Authority, 5.750%, 1/1/2015	100,000	104,371
Central Texas Regional Mobility Authority, NATL-RE FGIC, 3.500%, 1/1/2014	120,000	120,296
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	56,653
Clifton Higher Education Finance Corp., 1.950%, 12/1/2015	185,000	180,747
Clifton Higher Education Finance Corp., 5.000%, 8/15/2017	225,000	243,909
Harris County Cultural Education Facilities Finance Corp., 0.880%, 6/1/2021 (3)	350,000	344,834
Harris County Cultural Education Facilities Finance Corp., 1.100%, 11/15/2015, Call 5/15/2015 (3)	150,000	150,156
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	67,989
McLennan County Public Facility Corp., 6.625%, 6/1/2035, Call 12/1/2014	500,000	532,985
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	210,398
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	177,856
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	225,000	234,252
Nueces River Authority, AGM, 5.250%, 7/15/2018, Call 7/15/2015	45,000	48,167
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 2/15/2022, Call 2/15/2017	90,000	96,611
Texas Municipal Gas Acquisition & Supply Corp., 5.000%, 12/15/2015	135,000	144,106
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2013	150,000	150,216
Texas Municipal Gas Acquisition & Supply Corp. II, 0.870%, 9/15/2017 (3)	250,000	248,445

		3,247,780
Virginia - 0.6%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	135,889
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	107,354
Virginia Housing Development Authority, 2.100%, 9/1/2014	25,000	25,244
Virginia Housing Development Authority, GO, 3.700%, 12/1/2013	50,000	50,000

		318,487
Washington - 0.5%
City of Tacoma, 5.750%, 12/1/2017	100,000	116,491
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5) (6)	160,000	141,846

		258,337
West Virginia - 0.2%
West Virginia Housing Development Fund, 3.900%, 11/1/2025, Call 11/1/2020	120,000	121,448
Wisconsin - 1.2%
City of Menasha, 4.300%, 9/1/2015	200,000	199,556
Wisconsin Health & Educational Facilities Authority, 4.000%, 8/15/2018	300,000	311,841
Wisconsin Health & Educational Facilities Authority, 5.250%, 8/15/2017, Call 8/15/2016	65,000	70,644
Wisconsin Health & Educational Facilities Authority, 5.500%, 12/15/2020, Call 12/15/2019	80,000	93,211

		675,252

Total Municipals (identified cost $53,282,835)		53,211,076

Short-Term Investments - 1.3%

Mutual Funds - 0.9%
BMO Tax-Free Money Market Fund, Class I, 0.018% (10)	478,732	478,732

Short-Term Municipals - 0.4%

Texas - 0.4%
Clifton Higher Education Finance Corp., 1.650%, 12/1/2013	$225,000	225,000

Total Short-Term Investments (identified cost $703,732)		703,732

Total Investments - 97.7% (identified cost $53,986,567)		53,914,808
Other Assets and Liabilities - 2.3%		1,256,338

Total Net Assets - 100.0%		$55,171,146

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 7.4%

Automobiles - 4.3%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/16/2015	$187,835	$188,274
AmeriCredit Auto Receivables Trust, Class B, (Series 2012-3), 1.590%, 7/10/2017	1,855,000	1,873,435
BMW Vehicle Owner Trust, Class A3, (Series 2013-A), 0.670%, 11/27/2017	1,740,000	1,743,790
Capital Auto Receivables Asset Trust / Ally, Class A2, (Series 2013-4), 0.850%, 2/21/2017	1,000,000	1,000,000
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	633,410	644,231
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5) (6)	637,423	638,902
CPS Auto Receivables Trust, Class A, (Series 2013-A), 1.310%, 6/15/2020 (5) (6)	1,601,516	1,599,043
Mercedes-Benz Auto Lease Trust, Class A2, (Series 2013-B), 0.530%, 9/15/2015	1,000,000	1,000,197
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2013-2), 0.700%, 4/20/2018	1,000,000	1,001,127
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5) (6)	761,881	763,895

		10,452,894
Credit Cards - 1.1%
American Express Credit Account Master Trust, Class A, (Series 2013-3), 0.980%, 5/15/2019	1,100,000	1,102,817
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,601,654

		2,704,471
Other Financial - 2.0%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.406%, 4/25/2037 (3) (5) (6)	554,846	335,520
GE Equipment Transportation LLC, Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,411,435
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.838%, 10/25/2023 (3) (5) (6)	1,945,000	1,952,224

		4,699,179

Total Asset-Backed Securities (identified cost $18,050,735)		17,856,544

Collateralized Mortgage Obligations - 5.3%

Federal National Mortgage Association - 1.3%
1.250%, 6/25/2043, (Series 2013-52)	1,557,869	1,503,946
1.500%, 5/25/2043, (Series 2013-60)	1,812,568	1,705,154

		3,209,100
Government National Mortgage Association - 0.9%
1.317%, 5/16/2034, (Series 2013-55)	2,090,721	2,082,326
Private Sponsor - 3.1%
Banc of America Funding Trust, Class 1A3, (Series 2007-C), 5.372%, 5/20/2036 (3)	531,183	512,330
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	1,062,461	1,087,980
Chase Mortgage Finance Trust, Class A3, (Series 2006-S4), 6.000%, 12/25/2036	405,477	396,842
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	545,490	552,869
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.721%, 10/25/2035 (3)	197,041	195,929
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.644%, 10/15/2054 (3) (5) (6)	610,490	612,671
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	450,079	454,212
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 4.807%, 4/25/2037 (3)	34,276	30,614
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	222,812	211,301
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.464%, 11/25/2034 (3)	983,192	984,277
Springleaf Mortgage Loan Trust, Class A, (Series 2012-1A), 2.667%, 9/25/2057 (5) (6)	585,619	601,196
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (5) (6)	692,346	708,229
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.616%, 5/25/2036 (3)	367,499	343,098
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.626%, 4/25/2036 (3)	145,260	137,123

Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.390%, 12/25/2036 (3)	699,852	691,103

		7,519,774

Total Collateralized Mortgage Obligations (identified cost $12,896,236)		12,811,200

Commercial Mortgage Securities - 8.1%

Private Sponsor - 8.1%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,131,238
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-1), 5.449%, 1/15/2049	264,505	264,330
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-4), 6.004%, 2/10/2051 (3)	1,057,513	1,082,177
Bear Stearns Commercial Mortgage Securities Trust, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	785,608	808,989
Bear Stearns Commercial Mortgage Securities Trust, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,274,783	1,330,031
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	211,629	211,539
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.456%, 3/6/2020 (3) (5) (6)	1,611,812	1,612,411
JP Morgan Chase Commercial Mortgage Securities Trust, Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	24,204	24,333
JP Morgan Chase Commercial Mortgage Securities Trust, Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,511,238
JP Morgan Chase Commercial Mortgage Securities Trust, Class AM, (Series 2005-LDP5), 5.410%, 12/15/2044 (3)	1,650,000	1,784,445
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	260,524	265,976
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C4), 6.030%, 6/15/2032 (3)	969,475	994,113
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	571,614	597,778
LB-UBS Commercial Mortgage Trust, Class C, (Series 2004-C4), 5.706%, 6/15/2036 (3)	1,680,000	1,720,260
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 6.049%, 6/12/2046 (3)	360,957	375,500
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 6.107%, 6/11/2049 (3)	1,510,000	1,700,464
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C33), 6.123%, 2/15/2051 (3)	1,500,000	1,668,795
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042 (3)	2,253,000	2,404,988

Total Commercial Mortgage Securities (identified cost $19,734,122)		19,488,605

Corporate Bonds & Notes - 50.8%

Advertising - 1.3%
Omnicom Group, Inc., 5.900%, 4/15/2016 (1)	1,550,000	1,724,377
WPP Finance UK, 8.000%, 9/15/2014	1,405,000	1,482,512

		3,206,889
Agriculture - 0.9%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (5) (6)	2,000,000	2,020,488
Auto Manufacturers - 0.4%
Volkswagen International Finance NV, 1.875%, 4/1/2014 (5) (6)	870,000	874,079
Banks - 14.0%
Abbey National Treasury Services PLC/London, 1.818%, 4/25/2014 (3)	1,070,000	1,076,083
Ally Financial Inc., 7.500%, 12/31/2013	528,000	530,442
ANZ New Zealand Int’l, Ltd./London, 1.850%, 10/15/2015 (5) (6)	1,500,000	1,526,799
Bank of America Corp., 1.500%, 10/9/2015 (1)	1,000,000	1,010,532
Bank of New York Mellon Corp., 1.700%, 11/24/2014	1,625,000	1,647,376
Bank of New York Mellon Corp., 2.950%, 6/18/2015	1,000,000	1,038,555
Bank of Nova Scotia, 2.900%, 3/29/2016	1,400,000	1,466,521
BBVA U.S. Senior SAU, 4.664%, 10/9/2015 (1)	2,000,000	2,107,932
Capital One Financial Corp., 1.000%, 11/6/2015	550,000	550,381
Citigroup, Inc., 6.000%, 12/13/2013 (1)	997,000	998,444
Credit Suisse New York, 5.500%, 5/1/2014	675,000	689,276
Goldman Sachs Group, Inc., 5.125%, 1/15/2015 (1)	1,300,000	1,362,313
Goldman Sachs Group, Inc., 5.150%, 1/15/2014	1,200,000	1,206,358
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,879,415
JPMorgan Chase & Co., 1.125%, 2/26/2016 (1)	2,000,000	2,010,020
Morgan Stanley, 2.875%, 1/24/2014	1,455,000	1,460,058

Morgan Stanley, 4.000%, 7/24/2015 (1)	1,000,000	1,048,243
National Australia Bank, Ltd., 0.788%, 7/25/2016 (3)	1,500,000	1,506,921
Nordea Bank AB, 3.125%, 3/20/2017 (5) (6)	1,500,000	1,580,289
Royal Bank of Canada, 1.450%, 9/9/2016	2,300,000	2,335,254
SSIF Nevada LP, 0.944%, 4/14/2014 (3) (5) (6)	1,250,000	1,252,922
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,880,667
Toronto-Dominion Bank, 1.500%, 9/9/2016 (1)	1,500,000	1,529,170
Wells Fargo & Co., 1.250%, 7/20/2016 (1)	1,940,000	1,957,732

		33,651,703
Biotechnology - 0.7%
Amgen, Inc., 1.875%, 11/15/2014	1,600,000	1,621,166
Building Materials - 0.9%
CRH America, Inc., 4.125%, 1/15/2016	2,100,000	2,229,299
Chemicals - 1.1%
Ecolab, Inc., 2.375%, 12/8/2014 (1)	2,000,000	2,037,908
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	675,935

		2,713,843
Computers - 0.6%
Hewlett-Packard Co., 3.000%, 9/15/2016 (1)	1,430,000	1,489,488
Diversified Financial Services - 4.7%
American Honda Finance Corp., 1.125%, 10/7/2016	1,000,000	1,006,937
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,279,303
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,068,221
Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	1,000,000	1,072,360
General Electric Capital Corp., 3.350%, 10/17/2016	2,475,000	2,642,934
General Electric Capital Corp., 4.750%, 9/15/2014	250,000	258,757
John Deere Capital Corp., 1.050%, 10/11/2016	1,000,000	1,007,963
PACCAR Financial Corp., 1.150%, 8/16/2016 (1)	2,000,000	2,016,660
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	973,006

		11,326,141
Electric - 2.8%
Alliant Energy Corp., 4.000%, 10/15/2014	2,350,000	2,417,509
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	2,040,585
Entergy Corp., 3.625%, 9/15/2015 (1)	1,000,000	1,035,508
NextEra Energy Capital Holdings, Inc., 1.200%, 6/1/2015	1,250,000	1,260,311

		6,753,913
Engineering & Construction - 0.4%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,005,750
Food - 0.9%
Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,000,000	2,029,860
Healthcare-Products - 0.6%
Zimmer Holdings, Inc., 1.400%, 11/30/2014	1,300,000	1,309,347
Healthcare-Services - 0.9%
WellPoint, Inc., 1.250%, 9/10/2015	2,000,000	2,018,800
Insurance - 2.4%
Assurant, Inc., 5.625%, 2/15/2014	2,400,000	2,422,011
Berkshire Hathaway Finance Corp., 0.950%, 8/15/2016	625,000	628,711
MetLife Institutional Funding II, 1.144%, 4/4/2014 (3) (5) (6)	870,000	872,749
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	850,000	879,106
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (1) (5) (6)	1,000,000	980,764

		5,783,341
Internet - 0.8%
Amazon.com, Inc., 0.650%, 11/27/2015	1,830,000	1,831,674
Machinery-Construction & Mining - 0.4%
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	1,000,000	1,010,608
Machinery-Diversified - 0.8%
Roper Industries, Inc., 2.050%, 10/1/2018 (1)	2,000,000	1,981,572

Media - 1.2%
Comcast Corp., 5.850%, 11/15/2015 (1)	1,400,000	1,540,821
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,255,000	1,309,527

		2,850,348
Mining - 0.7%
Xstrata Finance Canada, Ltd., 2.050%, 10/23/2015 (5) (6)	1,635,000	1,650,114
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019 (5) (6)	1,000,000	1,001,521
Oil & Gas - 3.7%
BP Capital Markets PLC, 0.700%, 11/6/2015	1,575,000	1,581,820
Devon Energy Corp., 5.625%, 1/15/2014	2,375,000	2,389,288
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/2015	1,500,000	1,528,164
Talisman Energy, Inc., 5.125%, 5/15/2015	1,825,000	1,918,175
Woodside Finance, Ltd., 4.500%, 11/10/2014 (1) (5) (6)	1,500,000	1,543,820

		8,961,267
Oil & Gas Services - 0.4%
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	1,000,000	989,480
Pharmaceuticals - 3.6%
AbbVie, Inc., 1.750%, 11/6/2017 (1)	1,670,000	1,684,417
Cardinal Health, Inc., 1.700%, 3/15/2018 (1)	2,000,000	1,963,978
Express Scripts Holding Co., 2.100%, 2/12/2015	1,500,000	1,525,470
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016 (1)	1,000,000	1,000,742
Takeda Pharmaceutical Co., Ltd., 1.031%, 3/17/2015 (5) (6)	1,435,000	1,444,071
Zoetis, Inc., 1.150%, 2/1/2016	1,000,000	1,011,485

		8,630,163
Real Estate Investment Trusts - 1.5%
HCP, Inc., 2.700%, 2/1/2014	1,610,000	1,615,223
Health Care REIT, Inc., 2.250%, 3/15/2018 (1)	2,000,000	1,998,968

		3,614,191
Retail - 0.7%
Walgreen Co., 1.000%, 3/13/2015	1,680,000	1,689,515
Semiconductors - 0.7%
Intel Corp., 1.350%, 12/15/2017	1,600,000	1,599,227
Software - 0.7%
Oracle Corp., 1.200%, 10/15/2017 (1)	1,725,000	1,715,133
Telecommunications - 2.6%
AT&T, Inc., 5.100%, 9/15/2014	760,000	787,262
British Telecommunications PLC, 1.625%, 6/28/2016	1,500,000	1,521,124
British Telecommunications PLC, 2.000%, 6/22/2015	1,000,000	1,018,860
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,500,000	1,532,739
Verizon Communications, Inc., 2.000%, 11/1/2016 (1)	750,000	768,457
Verizon Communications, Inc., 2.500%, 9/15/2016 (1)	500,000	519,572

		6,148,014

Total Corporate Bonds & Notes (identified cost $120,234,819)		121,706,934

Municipals - 3.2%

Illinois - 0.7%
State of Illinois, 4.071%, 1/1/2014	1,525,000	1,528,904
Michigan - 0.8%
County of Wayne, 2.000%, 6/1/2014	1,975,000	1,978,752
Minnesota - 0.5%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,256,763
Pennsylvania - 0.8%
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	1,800,000	1,804,086
Texas - 0.4%
Dallas/Fort Worth International Airport, 1.934%, 11/1/2014	1,015,000	1,026,135

Total Municipals (identified cost $7,581,627)		7,594,640

Mutual Funds - 2.8%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 3.790% (8)	326,711	3,015,542
Fidelity Floating Rate High Income Fund, 2.510%	372,038	3,716,662

Total Mutual Funds (identified cost $6,422,183)		6,732,204

U.S. Government & U.S. Government Agency Obligations - 13.0%

Federal Home Loan Mortgage Corporation - 2.0%
0.500%, 5/13/2016(1)	$1,850,000	1,853,600
0.875%, 10/14/2016(1)	1,500,000	1,512,883
1.250%, 5/12/2017	1,250,000	1,269,035

		4,635,518
Federal National Mortgage Association - 2.5%
0.375%, 12/21/2015(1)	2,000,000	2,001,682
0.500%, 7/2/2015	1,000,000	1,003,963
0.625%, 8/26/2016(1)	1,000,000	1,002,640
1.125%, 4/27/2017(1)	1,000,000	1,011,860
1.250%, 9/28/2016(1)	1,000,000	1,019,545

		6,039,690
U.S. Treasury Bonds & Notes - 8.5%
0.375%, 1/15/2016(1)	3,000,000	3,004,335
0.500%, 7/31/2017(1)	3,000,000	2,962,149
0.625%, 4/30/2018(1)	1,250,000	1,221,826
1.000%, 8/31/2016(1)	1,500,000	1,521,093
1.000%, 9/30/2016(1)	4,000,000	4,055,312
1.250%, 8/31/2015(1)	2,000,000	2,035,078
1.375%, 11/30/2015(1)	2,000,000	2,043,438
1.500%, 6/30/2016(1)	1,950,000	2,004,616
1.750%, 5/31/2016(1)	1,500,000	1,550,274

		20,398,121

Total U.S. Government & U.S. Government Agency Obligations (identified cost $30,972,340)		31,073,329

U.S. Government Agency-Mortgage Securities - 1.5%

Federal National Mortgage Association - 1.4%
3.093%, 5/1/2041(3)	490,500	511,209
3.500%, 4/1/2026	294,878	311,505
4.000%, 11/1/2031	1,021,765	1,077,774
5.500%, 11/1/2033	355,495	390,342
5.500%, 2/1/2034	269,414	295,636
5.500%, 8/1/2037(1)	632,976	692,975
7.000%, 12/1/2015	12,132	12,596
7.500%, 9/1/2015	21,841	22,701
9.500%, 12/1/2024	26,653	28,711
9.500%, 1/1/2025	13,238	13,331
9.500%, 1/1/2025	17,189	17,309
10.000%, 7/1/2020	24,900	25,503
11.000%, 12/1/2015	8	9

		3,399,601
Government National Mortgage Association - 0.1%
7.500%, 8/15/2037	80,918	94,357
9.000%, 12/15/2019	17,852	19,384

		113,741

Total U.S. Government Agency-Mortgage Securities (identified cost $3,486,910)		3,513,342

Short-Term Investments - 27.4%

Certificates of Deposit - 1.1%
Barclays Bank PLC, 0.610%, 9/18/2014	2,600,000	2,603,997
Collateral Pool Investments for Securities on Loan - 20.4%
Collateral pool allocation (12)		48,999,674
Mutual Funds - 5.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	14,118,299	14,118,299

Total Short-Term Investments (identified cost $65,717,973)		65,721,970

Total Investments - 119.5% (identified cost $285,096,945)		286,498,768
Other Assets and Liabilities - (19.5)%		(46,731,235)

Total Net Assets - 100.0%		$239,767,533

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.2%

Alabama - 0.9%
Alabama Board of Education, 3.000%, 6/1/2021	$305,000	$305,201
Alabama Board of Education, 4.000%, 7/1/2021	1,895,000	2,030,493
Alabama Board of Education, 4.375%, 10/1/2017	200,000	220,118
Alabama Board of Education, 5.000%, 10/1/2020, Call 10/1/2018	230,000	253,444
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	385,665
Birmingham Water Works Board, 5.000%, 1/1/2038, Call 1/1/2023	1,000,000	1,017,480
City of Birmingham, 0.000%, 3/1/2022 (13)	1,945,000	1,803,832
Health Care Authority for Baptist Health, AGC, 0.750%, 11/15/2037, Call 12/6/2013 (3) (14)	600,000	600,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,291,080

		10,907,313
Alaska - 0.4%
Alaska Housing Finance Corp., 5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,494,831
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	212,566
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	285,827
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	390,000	404,894
City of Valdez, 5.000%, 1/1/2021	1,470,000	1,692,529

		4,090,647
Arizona - 5.5%
Arizona Department of Transportation State Highway, 5.000%, 7/1/2031, Call 7/1/2018	440,000	469,775
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,327,660
Arizona Health Facilities Authority, 1.900%, 2/5/2020, Call 8/9/2019 (3)	4,500,000	4,416,705
Arizona Health Facilities Authority, 4.000%, 1/1/2015	225,000	230,463
Arizona Health Facilities Authority, 5.000%, 1/1/2019, Call 1/1/2017	175,000	192,173
Arizona Health Facilities Authority, 5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,519,826
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,069,690
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	800,000	932,680
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	267,695
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	575,000	604,773
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	800,000	888,832
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	400,000	448,856
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	575,000	590,197
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	831,211
Arizona Sports & Tourism Authority, 4.000%, 7/1/2019	135,000	146,133
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,151,514
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	206,703
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	428,744
City of Glendale, NATL-RE, 5.000%, 7/1/2026, Call 7/1/2017	2,760,000	2,964,157
City of Goodyear, 5.000%, 7/1/2023, Call 7/1/2020	265,000	288,972
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	373,659
City of Kingman, 4.875%, 1/1/2014	500,000	500,995
City of Peoria, 4.000%, 7/1/2019	515,000	568,787
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	554,535
City of Tucson, NATL-RE, 5.000%, 7/1/2019	500,000	577,040
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2014	215,000	218,692
County of Mohave, AMBAC, 5.250%, 7/1/2016, Call 7/1/2014	200,000	203,112
Eagle Mountain Community Facilities District, AGC, 4.000%, 7/1/2014	205,000	208,706
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2014	280,000	287,720
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2015	200,000	214,562
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2018	475,000	540,118
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	563,860
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	660,360
Gila County Unified School District No. 10-Payson, 5.750%, 7/1/2028, Call 7/1/2018	800,000	890,840
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	887,972

Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	534,015
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	340,000	357,632
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2019, Call 8/1/2017	250,000	272,995
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	330,873
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	414,728
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	325,266
Maricopa County Industrial Development Authority, 5.250%, 7/1/2032, Call 7/1/2017	170,000	171,867
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	264,583
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,046,241
Phoenix Civic Improvement Corp., 5.000%, 7/1/2019	615,000	715,743
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020, Call 7/1/2018	600,000	674,118
Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,121,410
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (13)	250,000	290,067
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (13)	500,000	575,690
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2033 (13)	800,000	890,024
Phoenix Civic Improvement Corp., NATL-RE FGIC, 5.500%, 7/1/2021 (13)	555,000	643,489
Phoenix Civic Improvement Corp., NATL-RE FGIC, 5.500%, 7/1/2028 (13)	100,000	113,825
Phoenix Civic Improvement Corp., NATL-RE FGIC, 5.500%, 7/1/2031 (13)	425,000	474,024
Phoenix Civic Improvement Corp., NATL-RE FGIC, 5.500%, 7/1/2032 (13)	320,000	355,270
Phoenix Civic Improvement Corp., NATL-RE FGIC, 5.500%, 7/1/2033 (13)	220,000	243,252
Phoenix Civic Improvement Corp., NATL-RE FGIC, 5.500%, 7/1/2034 (13)	525,000	577,778
Phoenix Civic Improvement Corp., NATL-RE FGIC, 5.500%, 7/1/2036 (13)	455,000	495,950
Phoenix Industrial Development Authority, 5.200%, 7/1/2022, Call 7/1/2021	200,000	191,452
Pima County Industrial Development Authority, 4.500%, 7/1/2020	545,000	531,658
Pima County Industrial Development Authority, 4.500%, 7/1/2021, Call 7/1/2020	1,340,000	1,285,891
Pima County Industrial Development Authority, 4.500%, 7/1/2022, Call 7/1/2020	1,405,000	1,322,751
Pima County Industrial Development Authority, 5.250%, 7/1/2031, Call 7/1/2019	500,000	514,815
Pima County Industrial Development Authority, 5.375%, 7/1/2031, Call 7/1/2020	2,000,000	1,904,880
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	290,000	292,207
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	384,217
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	275,256
Rio Nuevo Multipurpose Facilities District, AGC, 6.500%, 7/15/2023, Call 7/15/2018	40,000	45,343
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2020, Call 1/1/2018	300,000	335,673
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2032, Call 1/1/2019	1,635,000	1,727,835
Salt Verde Financial Corp., 5.250%, 12/1/2021	75,000	82,925
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	121,084
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	280,628
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030, Call 12/30/2013	435,000	435,144
Scottsdale Municipal Property Corp., 5.000%, 7/1/2019	750,000	885,480
Scottsdale Municipal Property Corp., AMBAC, 4.450%, 7/1/2019, Call 7/1/2017 (13)	325,000	351,052
State of Arizona, AGM, 5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,090,320
State of Arizona, AGM, 5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,482,050
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 7/1/2014	225,000	229,844
Tangerine Farms Road Improvement District, 5.000%, 7/1/2023	450,000	514,341
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	370,000	396,070
University Medical Center Corp., 5.000%, 7/1/2021	425,000	460,322
University Medical Center Corp., 5.250%, 7/1/2014	1,000,000	1,023,540
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	498,562
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,029,865
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,054,149
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,043,470

		64,907,381
Arkansas - 1.8%
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 1/1/2025, Call 7/1/2021	305,000	309,175
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 7/1/2025, Call 7/1/2021	625,000	633,556
Arkansas State University, 4.000%, 3/1/2021	390,000	421,801
Arkansas State University, 4.000%, 3/1/2022	1,140,000	1,213,222
Arkansas State University, 4.000%, 3/1/2023	985,000	1,042,721
City of Fayetteville, 3.300%, 11/1/2023	2,915,000	2,900,308
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	1,000,000	1,000,100
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	519,075
City of Springdale, 3.000%, 11/1/2021	1,370,000	1,388,317
City of Springdale, 5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,085,210
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,750,000	2,727,175
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	622,515

County of Greene, AGM, 4.000%, 3/1/2019, Call 3/1/2017	840,000	886,494
County of Greene, AGM, 4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,491,361
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	20,894
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025, Call 6/1/2020	1,250,000	1,335,463
North Little Rock School District No. 1, State Aid Withholding, 5.000%, 2/1/2028, Call 8/1/2020	2,000,000	2,138,700
University of Arkansas, 5.000%, 12/1/2021	300,000	351,654
University of Arkansas, 5.000%, 12/1/2022	520,000	606,783
University of Arkansas, 5.000%, 12/1/2023, Call 12/1/2022	500,000	570,680

		21,265,204
California - 7.4%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2019	300,000	337,965
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	200,000	222,568
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2021	200,000	222,620
Abag Finance Authority for Nonprofit Corps., California Mortgage Insurance, 5.000%, 4/1/2020	1,000,000	1,142,240
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,383,612
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	239,681
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	371,371
Bay Area Toll Authority, 1.300%, 4/1/2027, Call 10/1/2026 (3)	5,000,000	4,984,450
Bellevue Union School District, AGM, 0.000%, 8/1/2030	585,000	222,429
Bellevue Union School District, AGM, 0.000%, 8/1/2031	615,000	216,154
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	490,895
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,028,800
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2017, Call 12/3/2013 (3) (14)	1,000,000	931,603
California Infrastructure & Economic Development Bank, AMBAC, 0.240%, 10/1/2020, Call 12/2/2013 (3) (14)	4,500,000	4,500,000
California Municipal Finance Authority, 2.150%, 11/1/2016, Call 11/1/2015 (3)	330,000	329,997
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,003,310
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,641,330
Castaic Lake Water Agency, AMBAC, 0.000%, 8/1/2021	250,000	190,655
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	674,033
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	358,285
City & County of San Francisco, 4.750%, 3/1/2038, Call 3/1/2023	810,000	814,763
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	844,235
City of Madera, 5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,680,184
City of Madera, 6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,369,101
City of Mountain View, 5.000%, 8/1/2015, Call 12/30/2013	355,000	356,136
County of Los Angeles, 0.000%, 9/1/2018	750,000	673,560
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	484,398
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	505,603
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	211,132
Duarte Unified School District, 0.000%, 8/1/2026 (13)	525,000	473,161
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	901,662
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	189,274
Fresno Unified School District, MBIA, 4.600%, 2/1/2016	105,000	112,419
Fresno Unified School District, MBIA, 5.300%, 2/1/2014	590,000	594,390
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,900,000	3,296,807
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	156,608
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,045,820
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	391,537
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	454,229
Kings River Conservation District, 5.250%, 5/1/2029, Call 5/1/2019	250,000	258,295
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	154,969
Long Beach Bond Finance Authority, 5.000%, 11/15/2017	170,000	182,762
Long Beach Bond Finance Authority, 5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,081,270
Long Beach Bond Finance Authority, 5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,806,437
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,397,418
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	499,078
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	605,000	667,944
Lynwood Unified School District, AGM, 5.000%, 8/1/2022	340,000	387,882
Lynwood Unified School District, AGM, 5.000%, 8/1/2023	475,000	537,101
Lynwood Unified School District, AGM, 5.000%, 8/1/2024, Call 8/1/2023	620,000	691,864
Lynwood Unified School District, AGM, 5.000%, 8/1/2025, Call 8/1/2023	760,000	841,540
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (13)	300,000	265,713

Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,132,520
Modesto Irrigation District, 5.000%, 7/1/2020	350,000	408,516
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	581,270
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	1,000,000	645,050
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	396,240
Northern California Gas Authority No. 1, 0.796%, 7/1/2019 (3)	3,000,000	2,759,850
Northern California Gas Authority No. 1, 0.886%, 7/1/2027 (3)	1,915,000	1,547,550
Northern California Power Agency, 5.000%, 7/1/2031, Call 7/1/2022	500,000	526,330
Northern California Power Agency, 5.000%, 7/1/2032, Call 7/1/2022	700,000	733,782
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	370,001
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	878,640
Piedmont Unified School District, 5.000%, 8/1/2032, Call 8/1/2019	200,000	210,442
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	333,204
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	213,720
Sacramento Unified School District, AGM, 3.050%, 3/1/2014 (3)	1,980,000	1,981,445
San Bernardino City Unified School District, AGM, 3.750%, 8/1/2014	330,000	336,752
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2015, Call 8/1/2014	105,000	108,009
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,157,499
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014	230,000	239,120
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	310,000	336,034
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2020	415,000	320,422
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2021	490,000	354,108
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2022	505,000	341,188
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	381,600
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	805,000	880,493
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027	365,000	191,209
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031	470,000	186,609
Santa Barbara School District, 0.000%, 8/1/2036, Call 8/1/2033 (13)	1,450,000	931,422
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,010,731
Sierra View Local Health Care District, 3.800%, 7/1/2017	370,000	377,185
Sierra View Local Health Care District, 4.700%, 7/1/2016	250,000	261,273
Sierra View Local Health Care District, 4.875%, 7/1/2018, Call 7/1/2017	900,000	945,549
Sierra View Local Health Care District, 5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,631,840
Sierra View Local Health Care District, 5.250%, 7/1/2023, Call 7/1/2017	250,000	257,450
Sierra View Local Health Care District, 5.300%, 7/1/2026, Call 7/1/2017	350,000	355,443
State of California, 0.815%, 12/1/2017, Call 6/1/2017 (3)	500,000	500,835
State of California, 5.000%, 11/1/2025, Call 11/1/2020	250,000	272,188
State of California, 5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,336,392
Tahoe Forest Hospital District, 5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,488,256
Tahoe Forest Hospital District, 5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,066,180
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	317,874
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2014 (3)	1,625,000	1,598,756
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	539,206
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015	275,000	285,065
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018	350,000	388,819
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,289,006
Vallejo City Unified School District, NATL-RE, 5.400%, 8/1/2014	230,000	233,305
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,042,564
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	177,714
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,547,250
Whittier City School District, NATL-RE, 4.000%, 8/1/2015	355,000	373,130
Whittier Union High School District, 0.000%, 8/1/2025, Call 8/1/2019	300,000	170,691
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	149,620
Yosemite Community College District, AGM, 5.000%, 8/1/2028, Call 8/1/2018	1,845,000	2,021,050
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	990,000	1,052,835

		86,992,522
Colorado - 3.0%
City & County of Denver, 5.000%, 11/15/2021	500,000	577,110
City & County of Denver, AGC, 0.250%, 11/15/2025, Call 12/2/2013 (3)	5,000,000	5,000,000
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,510,547
Colorado Educational & Cultural Facilities Authority, 4.250%, 9/1/2017 (13)	1,000,000	1,081,450
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2019 (13)	1,135,000	1,269,100
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2020 (13)	1,060,000	1,178,222
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2021 (13)	865,000	954,130
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2023 (13)	230,000	250,330

Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,132,440
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038, Call 12/1/2018	500,000	552,430
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	2,950,000	2,975,783
Colorado Health Facilities Authority, 3.000%, 12/1/2015	490,000	496,929
Colorado Health Facilities Authority, 4.000%, 12/1/2016	505,000	527,447
Colorado Health Facilities Authority, 5.000%, 12/1/2014 (3)	1,150,000	1,188,778
Colorado Health Facilities Authority, 5.000%, 9/1/2018	530,000	594,427
Colorado Health Facilities Authority, 5.000%, 9/1/2019	560,000	626,164
Colorado Health Facilities Authority, 5.000%, 12/1/2019	300,000	335,823
Colorado Health Facilities Authority, 5.000%, 12/1/2021	875,000	961,327
Colorado Health Facilities Authority, 5.000%, 9/1/2022	750,000	815,205
Colorado Health Facilities Authority, 5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	606,559
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	579,496
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	412,252
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2020	785,000	893,974
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2021	725,000	820,751
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2022	585,000	661,342
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (7)	367,600	401,732
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,340,312
E-470 Public Highway Authority, 2.770%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,006,240
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	270,393
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	532,525
Public Authority for Colorado Energy, 5.750%, 11/15/2018	740,000	801,035
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,245,760
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	90,000	90,000
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/30/2013	160,000	160,326

		34,850,339
Delaware - 0.3%
Delaware State Housing Authority, 0.000%, 7/1/2031, Call 7/1/2021	1,775,000	750,594
Delaware State Housing Authority, 5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	312,870
Delaware State Housing Authority, 5.200%, 7/1/2029, Call 7/1/2018	2,035,000	2,050,670

		3,114,134
District of Columbia - 0.2%
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,009,929
District of Columbia, AGM, 5.000%, 6/1/2022, Call 12/1/2017	250,000	279,042
District of Columbia, AGM, 5.000%, 6/1/2023, Call 12/1/2017	250,000	277,723

		2,566,694
Florida - 6.8%
Citizens Property Insurance Corp., 5.000%, 6/1/2015	4,095,000	4,360,888
Citizens Property Insurance Corp., 5.000%, 6/1/2016	1,265,000	1,392,183
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,978,746
Citizens Property Insurance Corp., 5.375%, 6/1/2016	250,000	277,178
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,144,832
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,150,000	1,292,692
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,088,400
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,111,180
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,098,340
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	11,795,000	11,804,200
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,148,680
City of Gulf Breeze, FGIC, 6.050%, 12/1/2013 (3)	540,000	540,151
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,395,138
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	469,471
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	519,635
City of Sunrise, 4.000%, 10/1/2019	540,000	583,033
City of Sunrise, NATL-RE, 0.000%, 10/1/2019	905,000	809,206
City of Sunrise, NATL-RE, 0.000%, 10/1/2020	975,000	831,860
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	142,310
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,172,740
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	362,981
County of Bay, 3.500%, 9/1/2016	315,000	307,103
County of Brevard, AMBAC, 5.000%, 7/1/2015	355,000	372,445
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	975,802
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (7)	740,000	736,322
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,183,120
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	9,390,000	9,410,470

County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,100,887
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	448,820
County of Miami-Dade, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	414,268
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,164,050
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (13)	475,000	484,068
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	344,141
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	693,806
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	930,000	989,408
County of St. Johns, AGM, 5.000%, 10/1/2020	1,625,000	1,851,054
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,261,271
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,074,760
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2022, Call 1/1/2017	970,000	1,029,490
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,035,110
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	735,000	772,338
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	500,000	506,405
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.000%, 7/1/2021, Call 1/1/2016 (7)	325,000	331,334
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028, Call 1/1/2018	760,000	786,121
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	620,000	636,907
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	299,248
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,546,095
Highlands County Health Facilities Authority, 5.000%, 11/15/2015	400,000	433,612
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	537,505
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	311,511
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,079,757
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,139,540
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	312,546
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2014	580,000	585,330
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	360,455
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	155,138
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	765,000	876,086
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,798,750
Town of Davie, 5.000%, 4/1/2021 (4)	615,000	678,099
Town of Davie, 5.000%, 4/1/2022 (4)	830,000	904,791
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	500,000	510,070
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	494,940

		80,456,817
Georgia - 3.5%
Burke County Development Authority, 1.400%, 4/1/2015 (3)	135,000	136,405
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,042,383
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,767,346
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,165,540
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,134,430
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	256,078
County of Fulton, NATL-RE FGIC, 5.250%, 1/1/2035, Call 1/1/2014	3,200,000	3,212,224
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 2/1/2016	500,000	482,105
East Point Building Authority, XLCA, 5.000%, 2/1/2017	875,000	915,749
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2020	1,335,000	1,507,669
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2021	1,155,000	1,300,461
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,325,037
Fulton County Development Authority, 4.000%, 10/1/2019	1,355,000	1,486,855
Fulton County Development Authority, 5.000%, 3/15/2016	1,615,000	1,754,536
Fulton County Development Authority, 5.000%, 10/1/2019	1,000,000	1,155,230
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,020,000	1,094,644
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	190,000	190,758
Glynn-Brunswick Memorial Hospital Authority, NATL-RE FGIC, 4.500%, 8/1/2015	865,000	912,454
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,497,487
Main Street Natural Gas, Inc., 5.000%, 3/15/2017	1,300,000	1,416,272
Main Street Natural Gas, Inc., 5.000%, 3/15/2021	5,000,000	5,457,950
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	279,115
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	622,213
Richmond County Hospital Authority, 5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,203,026
Richmond County Hospital Authority, 5.375%, 1/1/2029, Call 1/1/2019	940,000	991,738
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/1/2014	300,000	305,907
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	773,157
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,197,456

Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,083,470

		41,667,695
Hawaii - 0.0%
City & County Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	125,648
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	276,830

		402,478
Idaho - 0.2%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022, Call 6/1/2018	200,000	214,004
Boise-Kuna Irrigation District, 7.375%, 6/1/2034, Call 6/1/2018	340,000	368,859
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,118,880
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	590,602
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 12/30/2013 (7)	385,000	385,131

		2,677,476
Illinois - 10.5%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	3,743,196
Chicago Transit Authority, AGC, 5.250%, 6/1/2019, Call 6/1/2018	250,000	273,363
Chicago Transit Authority, AGC, 5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,434,665
City of Chicago, 0.450%, 1/1/2034, Call 12/2/2013 (3)	6,650,000	6,650,000
City of Chicago, AGM, 5.000%, 11/1/2028, Call 11/1/2018	3,215,000	3,361,250
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	209,084
City of Chicago, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,009,488
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (13)	1,000,000	1,046,490
City of Mount Vernon, AGM, 5.000%, 12/15/2032, Call 12/15/2020	2,455,000	2,522,292
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	25,638
City of Springfield, NATL-RE, 5.000%, 3/1/2014	225,000	227,068
City of Springfield, NATL-RE, 5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,079,290
City of Springfield, NATL-RE, 5.000%, 3/1/2020, Call 3/1/2017	100,000	105,464
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2013	195,000	195,000
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2031, Call 6/1/2022	1,235,000	1,192,726
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2033, Call 6/1/2022	1,240,000	1,153,411
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2034, Call 6/1/2022	1,290,000	1,190,218
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,511,611
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	642,643
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2028	2,830,000	1,371,644
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2029	2,580,000	1,167,553
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2030	2,830,000	1,196,722
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	277,854
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,252,200
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,700,000	2,743,281
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	526,500
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,065,740
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,154,109
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,279,534
Cook County Township High School District No. 220 Reavis, 6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,349,834
County of Champaign, NATL-RE FGIC, 0.000%, 1/1/2016	750,000	719,955
County of Cook, 5.000%, 11/15/2015 (4)	1,000,000	1,082,000
County of St. Clair, 5.250%, 10/1/2024, Call 10/1/2019	700,000	767,487
County of St. Clair, 5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,238,205
County of St. Clair, 5.500%, 1/1/2038, Call 1/1/2023	825,000	858,429
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	497,130
DeKalb County Community Unit School District No. 428 DeKalb, 0.000%, 1/1/2025, Call 7/1/2020	400,000	241,396
DeKalb County Community Unit School District No. 428 DeKalb, 0.000%, 1/1/2028, Call 7/1/2020	1,000,000	487,260
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	125,960
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	468,081
DuPage County School District No. 16 Queen Bee, NATL, 0.000%, 11/1/2019	155,000	139,591

DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	439,354
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	466,642
Illinois Finance Authority, 4.000%, 10/1/2016	345,000	365,220
Illinois Finance Authority, 5.000%, 5/1/2015	2,095,000	2,161,684
Illinois Finance Authority, 5.000%, 11/15/2017, Call 11/15/2016	600,000	653,964
Illinois Finance Authority, 5.000%, 11/15/2027, Call 11/15/2022	500,000	526,135
Illinois Finance Authority, 5.000%, 11/15/2028, Call 11/15/2022	500,000	521,980
Illinois Finance Authority, 5.250%, 3/1/2019	250,000	286,345
Illinois Finance Authority, 5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,552,703
Illinois Finance Authority, 5.250%, 2/15/2030, Call 2/15/2020	250,000	255,548
Illinois Finance Authority, 5.375%, 10/1/2021, Call 10/1/2020	1,000,000	1,075,180
Illinois Finance Authority, 6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,072,650
Illinois Finance Authority, 6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,907,941
Illinois Finance Authority, 6.250%, 10/1/2033, Call 10/1/2020	2,300,000	2,366,539
Illinois Finance Authority, 6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,295,140
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	275,803
Illinois Finance Authority, AGM, 0.000%, 1/1/2021	255,000	206,129
Illinois Finance Authority, AGM, 5.150%, 1/1/2019	420,000	474,012
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	372,889
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,101,870
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,959,399
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	3,764,860
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	700,570
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.250%, 1/1/2033, Call 1/1/2023	900,000	914,904
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,497,150
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	513,525
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026	525,000	263,403
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028	335,000	146,157
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021	1,450,000	1,042,695
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023	200,000	126,554
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	331,210
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE, 0.000%, 1/1/2017	20,000	19,479
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE, 0.000%, 1/1/2017	190,000	178,125
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	299,322
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2023 (13)	300,000	277,569
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 12/15/2023	130,000	85,511
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	375,000	301,860
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,715,000	1,888,489
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,263,909
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	456,745
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	350,000	396,382
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	673,823
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	784,939
State of Illinois, 3.750%, 9/1/2016	500,000	530,655
State of Illinois, 5.000%, 1/1/2015	300,000	312,864
State of Illinois, 5.000%, 1/1/2015	250,000	260,720
State of Illinois, 5.000%, 1/1/2015	600,000	625,728
State of Illinois, 5.000%, 1/1/2016	500,000	537,430
State of Illinois, 5.000%, 3/1/2020	500,000	546,685
State of Illinois, 5.000%, 4/1/2024, Call 4/1/2023	500,000	517,680
State of Illinois, 5.250%, 6/15/2034, Call 6/15/2019	1,530,000	1,598,544
State of Illinois, 6.500%, 6/15/2022	425,000	505,210
State of Illinois, AGM, 5.000%, 1/1/2018	1,125,000	1,243,417
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	390,630
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016	535,000	511,412
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	234,374
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,519,335
Village of Bolingbrook, NATL-RE, 0.000%, 1/1/2020, Call 1/1/2015	15,000	11,673

Village of Bolingbrook, NATL-RE, 0.000%, 1/1/2020, Call 1/1/2015	185,000	140,916
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	275,000	290,609
Village of Bryant, 5.900%, 8/1/2023, Call 12/30/2013	680,000	682,040
Village of Elwood, RADIAN, 0.000%, 3/1/2024, Call 3/1/2016	250,000	144,538
Village of Elwood, RADIAN, 0.000%, 3/1/2026, Call 3/1/2016	1,280,000	656,026
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 1/1/2014	1,065,000	1,066,374
Village of Franklin Park, BAM, 4.000%, 10/1/2018	425,000	455,596
Village of Franklin Park, BAM, 4.000%, 10/1/2019	420,000	442,970
Village of Franklin Park, BAM, 4.000%, 10/1/2020	615,000	635,769
Village of Franklin Park, BAM, 5.000%, 10/1/2022, Call 10/1/2021	730,000	781,122
Village of Franklin Park, BAM, 5.000%, 10/1/2023, Call 10/1/2021	685,000	725,401
Village of Franklin Park, BAM, 5.000%, 10/1/2024, Call 10/1/2021	425,000	444,278
Village of Franklin Park, BAM, 5.000%, 10/1/2025, Call 10/1/2021	920,000	956,156
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	335,352
Village of Justice, AMBAC, 0.000%, 1/1/2014	545,000	543,779
Village of Justice, AMBAC, 0.000%, 1/1/2015	545,000	526,437
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	425,196
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	144,773
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	470,741
Westmont Park District, 0.000%, 12/1/2034, Call 12/1/2023	685,000	192,636
Westmont Park District, 0.000%, 12/1/2035, Call 12/1/2023	685,000	179,217
Westmont Park District, 0.000%, 12/1/2036, Call 12/1/2023	485,000	118,165
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017	750,000	687,495
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	584,829
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2020	2,000,000	1,602,860
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021	200,000	150,244
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022	250,000	175,830
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,096,453
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017	870,000	768,863
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020	1,180,000	865,070
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2023	900,000	533,124
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	571,690
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	580,000
Will, Grundy, Etc. Counties Community College District No. 525, 5.000%, 6/1/2038, Call 12/1/2023	150,000	149,160
Will, Grundy, Etc. Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,512,132
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	315,000	349,751
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	170,000	184,374

		123,363,993
Indiana - 3.0%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	702,127
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	381,017
Carmel Redevelopment Authority, 5.000%, 2/1/2027, Call 2/1/2016	545,000	586,682
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	484,182
City of Greenwood, 4.000%, 10/1/2017	225,000	242,779
City of Greenwood, 4.250%, 10/1/2020, Call 10/1/2018	820,000	875,473
City of Greenwood, 4.625%, 10/1/2024, Call 10/1/2018	520,000	541,892
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,095,480
County of Knox, 4.000%, 4/1/2018	250,000	268,997
Crown Point Multi School Building Corp., AGM State Aid Withholding, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,087,290
Damon Run Conservancy District, 4.500%, 1/1/2018	215,000	221,691
Damon Run Conservancy District, 4.500%, 7/1/2018	220,000	227,621
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2021, Call 7/15/2015	650,000	671,606
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,262,583
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	743,157
Fishers Redevelopment District, 5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,016,731

Fishers Redevelopment District, 5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,788,227
Franklin Township-Marion County Multiple School Building Corp., State Aid Withholding, 5.000%, 7/10/2021	580,000	679,348
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2016	625,000	649,744
Greencastle School Building Corp., State Aid Withholding, 4.000%, 7/15/2018	680,000	749,748
Hammond Local Public Improvement Bond Bank, 5.000%, 8/15/2014	500,000	515,135
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2015	1,090,000	1,146,179
Indiana Development Finance Authority, 4.700%, 10/1/2015 (3) (7)	800,000	843,536
Indiana Finance Authority, 3.000%, 7/1/2019	250,000	258,575
Indiana Finance Authority, 4.000%, 5/1/2017	550,000	594,368
Indiana Finance Authority, 4.900%, 1/1/2016	350,000	376,383
Indiana Finance Authority, 5.000%, 5/1/2029, Call 5/1/2022	4,170,000	4,376,999
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,813,350
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	543,530
Indiana Health Facility Financing Authority, AMBAC, 0.088%, 5/1/2031, Call 12/3/2013 (3) (14)	600,000	501,754
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	563,365
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,875,696
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	276,280
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2021	175,000	196,093
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	568,690
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017, Call 2/1/2014	1,000,000	1,006,960
Marion High School Building Corp., 4.000%, 7/15/2019	455,000	495,509
Marion High School Building Corp., 4.000%, 7/15/2020, Call 1/15/2020	935,000	999,795
Marion High School Building Corp., 4.000%, 7/15/2021, Call 1/15/2020	375,000	395,580
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	731,220
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,072,600
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	224,922
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	623,144

		35,276,038
Iowa - 0.3%
City of Coralville, 2.000%, 6/1/2015	250,000	250,145
Iowa Finance Authority, GNMA/FNMA, 5.500%, 7/1/2036, Call 7/1/2015 (7)	505,000	515,908
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	820,000	851,193
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022 (4)	1,455,000	1,565,289

		3,182,535
Kansas - 0.5%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	372,575
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	130,000	141,867
Kansas Development Finance Authority, 4.000%, 11/15/2015	225,000	239,560
Kansas Development Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	800,000	911,776
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,019,240
Kansas Development Finance Authority, 5.750%, 11/15/2034, Call 11/15/2014	600,000	614,094
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	523,198
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	795,000	819,454
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,043,820

		5,685,584
Kentucky - 0.2%
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	914,457
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,624,290

		2,538,747
Louisiana - 1.6%
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2020	690,000	727,915
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	698,834
Lake Charles Harbor & Terminal District, AGM, 4.750%, 1/1/2039, Call 1/1/2024 (4)	400,000	391,944
Louisiana Housing Corp., GNMA/FNMA/FHLMC, 5.200%, 6/1/2039, Call 6/1/2017 (7)	95,000	95,020
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	1,100,000	1,157,673
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040, Call 6/1/2018	910,000	953,771
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.000%, 8/1/2026, Call 8/1/2023	1,115,000	1,094,841
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	818,328

Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2015	370,000	378,377
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	562,484
Parish of St. Bernard, 4.000%, 3/1/2020	3,470,000	3,696,591
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,757,116
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (7)	725,000	702,953
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	193,218
State of Louisiana, 5.000%, 6/15/2031, Call 6/15/2023	1,000,000	1,066,330
State of Louisiana, 5.000%, 6/15/2032, Call 6/15/2023	1,000,000	1,063,100
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2016, Call 12/30/2013	1,190,000	1,205,196
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	553,588

		19,117,279
Maine - 0.0%
City of Portland, 5.000%, 7/1/2022	300,000	323,166
Maryland - 0.3%
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2016	450,000	466,407
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	828,878
Maryland Health & Higher Educational Facilities Authority, 6.000%, 1/1/2026, Call 1/1/2022	1,000,000	1,094,910
Maryland Health & Higher Educational Facilities Authority, 6.250%, 1/1/2031, Call 1/1/2022	1,000,000	1,076,660
Montgomery County Housing Opportunites Commission, 5.000%, 1/1/2043, Call 7/1/2022	500,000	548,950

		4,015,805
Massachusetts - 1.5%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.015%, 12/1/2030, Call 12/2/2013 (3) (14)	1,350,000	1,181,600
Commonwealth of Massachusetts, NATL-RE FGIC, 0.075%, 12/1/2030, Call 12/5/2013 (3) (14)	7,375,000	6,455,042
Massachusetts Development Finance Agency, 5.000%, 7/1/2014	500,000	510,820
Massachusetts Development Finance Agency, 5.000%, 7/1/2015	925,000	970,750
Massachusetts Development Finance Agency, 5.000%, 1/1/2023, Call 1/1/2017	650,000	669,754
Massachusetts Development Finance Agency, 5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,579,114
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016	500,000	531,790
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016	370,000	399,215
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017	455,000	504,126
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 (7)	215,000	231,936
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019	720,000	806,155
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,366,783

		17,207,085
Michigan - 4.4%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,024,016
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	582,977
Charter Township of Northville, 2.000%, 4/1/2016	370,000	377,278
Charter Township of Northville, 4.000%, 4/1/2021	400,000	426,660
Charter Township of Northville, 4.000%, 4/1/2022	240,000	252,312
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,003,180
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2014	495,000	483,105
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	92,970
City of Detroit Sewage Disposal System Revenue, NATL-RE, 6.000%, 7/1/2014	300,000	301,953
City of Detroit Sewage System Revenue, 6.500%, 7/1/2024, Call 7/1/2019	350,000	361,172
City of Detroit Sewage System Revenue, NATL-RE, 5.250%, 7/1/2022, Call 7/1/2017	1,250,000	1,233,837
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2015	100,000	101,167
City of Detroit Water Supply System Revenue, 5.250%, 7/1/2025, Call 7/1/2021	110,000	107,755
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2018, Call 7/1/2016	250,000	251,187
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2019, Call 7/1/2016	50,000	50,058
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	720,000	715,990
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	50,000	49,722
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2023, Call 7/1/2016	150,000	147,422
City of Detroit Water Supply System Revenue, NATL, 5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,509,100
City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2016 (3)	725,000	729,321
City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2027, Call 7/1/2016	5,000,000	4,735,400
City of Grand Rapids, 5.000%, 1/1/2034, Call 1/1/2023	735,000	782,393
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	260,950
City of Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	609,522
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	920,666
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	125,000	126,654
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	435,152
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,781,341

Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2027, Call 5/1/2021	600,000	652,464
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,707,442
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,058,680
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	418,486
Jenison Public Schools, 5.000%, 5/1/2021	500,000	575,290
Jenison Public Schools, 5.000%, 5/1/2022, Call 5/1/2021	560,000	634,687
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,021,010
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,025,950
Lansing School District, Q-SBLF, 5.000%, 5/1/2019	1,000,000	1,159,720
Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	2,118,186
Michigan Finance Authority, 3.000%, 11/1/2015	2,000,000	2,069,620
Michigan Finance Authority, 5.000%, 6/1/2016	1,450,000	1,553,022
Michigan Finance Authority, 5.000%, 11/1/2020	2,000,000	2,235,940
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	130,000	131,769
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014	250,000	250,978
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	422,167
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,077,165
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,027,104
Plymouth-Canton Community School District, Q-SBLF, 4.000%, 5/1/2019	1,000,000	1,108,520
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	517,761
River Rouge School District, Q-SBLF, 5.000%, 5/1/2020	1,700,000	1,973,105
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,328,920
Rochester Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2014	225,000	229,388
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	313,528
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,000,000	2,210,860
Taylor Tax Increment Finance Authority, AGM, 3.000%, 5/1/2017	875,000	919,940
Taylor Tax Increment Finance Authority, AGM, 3.000%, 5/1/2018	855,000	897,177
Taylor Tax Increment Finance Authority, AGM, 3.000%, 5/1/2019	340,000	354,501
Taylor Tax Increment Finance Authority, AGM, 3.250%, 5/1/2020	465,000	481,335
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	650,000	690,235
Wayland Union School District, AGM Q-SBLF, 5.000%, 5/1/2024, Call 5/1/2018	500,000	538,635
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019, Call 5/1/2018	400,000	456,764
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	546,199
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,269,684

		52,429,492
Minnesota - 1.4%
City of Center City, 4.750%, 11/1/2031, Call 11/1/2019	200,000	200,604
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	372,180
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,197,619
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	479,247
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	215,000	233,559
City of Northfield, 5.500%, 11/1/2015	900,000	950,157
City of Winona, 3.750%, 7/1/2021	170,000	170,107
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2020	110,000	114,683
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.650%, 6/1/2021, Call 12/1/2020	75,000	74,032
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	172,185
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2022, Call 2/1/2019	420,000	470,723
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	262,958
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	297,861
Minneapolis & St. Paul Housing & Redevelopment Authority, 6.000%, 12/1/2021, Call 12/30/2013	1,680,000	1,685,057
Minneapolis Special School District No. 1, School District Credit Program, 3.250%, 2/1/2014	400,000	401,892
Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	430,299
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,558,886
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	400,000	408,656
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2016	250,000	259,468
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2017	250,000	275,345
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2018	220,000	244,000
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	447,208
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	850,000	864,730

Minnesota Housing Finance Agency, 4.000%, 7/1/2040, Call 1/1/2022	1,435,000	1,510,495
Minnesota Housing Finance Agency, 5.000%, 7/1/2038, Call 7/1/2018	45,000	46,369
Minnesota Housing Finance Agency, GNMA/FNMA COLL, 5.000%, 1/1/2031, Call 7/1/2021	920,000	927,470
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	390,000	407,546
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	170,676
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	133,994
Southern Minnesota Municipal Power Agency, AMBAC, 5.250%, 1/1/2015	525,000	552,809
Southern Minnesota Municipal Power Agency, NATL-RE, 0.000%, 1/1/2026	1,165,000	730,758

		16,051,573
Mississippi - 1.8%
County of Jackson, 0.050%, 6/1/2023, Call 12/2/2013 (3)	6,675,000	6,675,000
Mississippi Business Finance Corp., 1.510%, 12/1/2036, Call 12/2/2013 (3)	8,500,000	8,500,000
Mississippi Development Bank, 3.125%, 10/1/2023	200,000	183,066
Mississippi Development Bank, 5.000%, 10/1/2023	2,750,000	2,999,480
Mississippi Development Bank, AGM, 4.000%, 7/1/2014	750,000	764,220
Mississippi Development Bank, AGM, 5.000%, 7/1/2020, Call 7/1/2017	520,000	557,918
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	200,000	206,900
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	490,000	532,410
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	757,499

		21,176,493
Missouri - 2.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,221,640
Cass County, 5.000%, 5/1/2015	880,000	904,068
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,379,404
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,064,113
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	280,000	312,178
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	552,925
Independence School District, State Aid Direct Deposit, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,216,680
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,096,780
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	897,301
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	566,885
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	725,000	771,813
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	250,000	256,620
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 5/1/2025, Call 5/1/2021	965,000	970,742
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.000%, 5/1/2027, Call 5/1/2021	925,000	928,506
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	534,340
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	841,523
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015	1,785,000	1,799,423
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016	1,190,000	1,206,636
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017	1,430,000	1,466,107
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018	950,000	969,959
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,028,340
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	800,933

		25,786,916
Montana - 0.2%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,482,124
Montana State Board of Regents, 5.000%, 11/15/2022, Call 11/15/2021	200,000	230,998
Montana State Board of Regents, 5.000%, 11/15/2023, Call 11/15/2021	250,000	285,117
Montana State Board of Regents, 5.000%, 11/15/2024, Call 11/15/2021	375,000	424,560
Montana State Board of Regents, 5.000%, 11/15/2025, Call 11/15/2021	255,000	286,220

		2,709,019
Nebraska - 0.5%
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,047,730
Lincoln County Hospital Authority No. 1, 5.000%, 11/1/2032, Call 11/1/2021	2,000,000	2,033,880
Nebraska Public Power District, 5.000%, 1/1/2025, Call 1/1/2018	750,000	822,810
Nebraska Public Power District, 5.000%, 1/1/2026, Call 1/1/2018	750,000	816,735

Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,057,780

		5,778,935
Nevada - 2.3%
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	750,000	770,482
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	212,494
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,770,896
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,330,594
County of Clark, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	302,297
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	440,840
County of Washoe, 5.000%, 2/1/2032, Call 2/1/2019	4,000,000	4,107,600
County of Washoe, 5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,014,550
County of Washoe, 5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,075,500
Las Vegas Valley Water District, 0.250%, 6/1/2036, Call 12/2/2013 (3)	6,500,000	6,500,000
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,975,568
Nevada Housing Division, GNMA/FNMA/FHLMC, 4.400%, 4/1/2029, Call 10/1/2021	1,920,000	1,982,803
Nevada Housing Division, GNMA/FNMA/FHLMC, 4.500%, 10/1/2039, Call 4/1/2019	385,000	396,862
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	523,498

		27,403,984
New Hampshire - 1.0%
New Hampshire Business Finance Authority, 0.450%, 10/1/2040, Call 12/2/2013 (3)	5,000,000	5,000,000
New Hampshire Health and Education Facilities Authority Act, 0.310%, 10/1/2030, Call 12/2/2013 (3)	3,130,000	3,130,000
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029, Call 7/1/2020	1,295,000	1,352,317
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	1,930,000	2,034,509
New Hampshire Housing Finance Authority, 6.000%, 7/1/2038, Call 1/1/2018 (7)	415,000	423,889

		11,940,715
New Jersey - 2.6%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	359,723
City of Passaic, 3.000%, 5/1/2015	400,000	410,420
City of Passaic, 4.000%, 5/1/2017	280,000	301,235
New Jersey Economic Development Authority, 0.290%, 11/1/2031, Call 12/2/2013 (3)	890,000	890,000
New Jersey Economic Development Authority, 1.260%, 5/1/2036, Call 12/2/2013 (3)	3,305,000	3,305,000
New Jersey Economic Development Authority, 1.650%, 3/1/2028, Call 3/1/2023 (3)	6,150,000	5,996,680
New Jersey Economic Development Authority, 1.750%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,047,610
New Jersey Economic Development Authority, 5.000%, 6/15/2019	3,000,000	3,339,210
New Jersey Economic Development Authority, 5.000%, 6/15/2020	1,500,000	1,655,175
New Jersey Educational Facilities Authority, 5.000%, 7/1/2017	500,000	545,350
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,042,940
New Jersey Higher Education Student Assistance Authority, 3.000%, 12/1/2013 (7)	400,000	400,000
New Jersey Higher Education Student Assistance Authority, 3.250%, 12/1/2027, Call 12/1/2022 (7)	2,500,000	2,412,625
New Jersey Higher Education Student Assistance Authority, 5.500%, 12/1/2025, Call 12/1/2021 (7)	3,130,000	3,261,335
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	860,000	913,303
New Jersey Transportation Trust Fund Authority, 5.250%, 12/15/2023, Call 12/15/2018	1,145,000	1,267,275
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	833,853
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	100,000	62,545
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2028	100,000	49,164
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	115,660

		31,209,103
New Mexico - 1.2%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	669,685
New Mexico Finance Authority, 5.000%, 6/1/2024, Call 6/1/2018	375,000	410,921
New Mexico Finance Authority, 5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,609,592
New Mexico Finance Authority, 5.700%, 6/1/2026, Call 6/1/2018	465,000	522,381
New Mexico Finance Authority, 5.800%, 6/1/2027, Call 6/1/2018	825,000	927,300
New Mexico Finance Authority, 5.875%, 6/1/2028, Call 6/1/2018	250,000	280,888
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,101,260
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,428,655	1,339,292
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 4.200%, 7/1/2028, Call 1/1/2017 (7)	550,000	571,972
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039, Call 3/1/2019	770,000	829,198

New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039, Call 3/1/2019	1,010,000	1,033,280
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 4.625%, 3/1/2028, Call 9/1/2021	1,105,000	1,161,797
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030, Call 9/1/2020	2,620,000	2,812,780

		14,270,346
New York - 3.6%
Battery Park City Authority, AMBAC, 0.336%, 11/1/2031, Call 12/5/2013 (3) (14)	5,425,000	5,425,000
Binghamton City School District, State Aid Withholding, 3.000%, 10/15/2017	890,000	949,603
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2018	1,215,000	1,286,320
City of New York, 4.900%, 12/15/2028, Call 12/15/2013 (3)	5,000,000	5,000,000
City of New York, 5.000%, 8/1/2031, Call 2/1/2022	5,000,000	5,330,500
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	239,395
County of Rockland, 2.250%, 3/14/2014	3,000,000	3,006,660
Housing Development Corp., GNMA COLL FHA INS, 5.250%, 5/1/2030, Call 5/1/2014	1,595,000	1,614,555
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	500,000	537,760
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	713,860
New York City Municipal Water Finance Authority, 0.350%, 6/15/2032, Call 12/16/2013 (3)	8,000,000	8,000,000
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	459,816
New York Liberty Development Corp., 5.000%, 10/1/2015	350,000	371,833
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	575,545
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	684,956
Rensselaer County Industrial Development Agency, 0.290%, 10/30/2035, Call 12/2/2013 (3)	3,285,000	3,285,000
State of New York, NATL-RE FGIC, 0.090%, 2/15/2022, Call 12/5/2013 (3) (14)	275,000	254,303
State of New York, NATL-RE FGIC, 0.090%, 2/13/2032, Call 12/5/2013 (3) (14)	2,825,000	2,612,648
Suffolk County Judicial Facilities Agency, 4.000%, 11/1/2014	400,000	410,896
Suffolk County Judicial Facilities Agency, 5.000%, 11/1/2015	1,000,000	1,070,090
Triborough Bridge & Tunnel Authority, NATL-RE, 5.000%, 11/15/2032, Call 12/30/2013	420,000	420,790
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2020	295,000	323,627
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2021	360,000	389,412

		42,962,569
North Carolina - 1.9%
Charlotte-Mecklenburg Hospital Authority, 0.040%, 1/15/2026, Call 12/2/2013 (3)	3,000,000	3,000,000
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	926,058
County of Catawba, 4.000%, 10/1/2025, Call 10/1/2021	585,000	604,445
County of Catawba, 5.000%, 10/1/2022, Call 10/1/2021	500,000	574,905
County of Catawba, 5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,135,540
County of Catawba, 5.000%, 10/1/2024, Call 10/1/2021	835,000	938,281
County of Catawba, 5.000%, 10/1/2026, Call 10/1/2021	440,000	486,402
County of Chatham, County Guarantee, 5.000%, 12/1/2022	200,000	237,560
County of Chatham, County Guarantee, 5.000%, 12/1/2023	200,000	237,542
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	271,505
County of Union, 5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,566,725
County of Union, 5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,838,584
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2014	440,000	440,779
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2015	260,000	259,602
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019	1,710,000	1,888,062
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022	300,000	360,771
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	500,000	549,870
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	965,000	1,026,992
North Carolina Medical Care Commission, 3.000%, 10/1/2014	700,000	712,810
North Carolina Medical Care Commission, 4.000%, 6/1/2020	470,000	500,964
North Carolina Medical Care Commission, 5.000%, 6/1/2027, Call 6/1/2022	500,000	522,145
North Carolina Municipal Power Agency No. 1, 5.000%, 1/1/2030, Call 1/1/2019	400,000	417,824
Orange County Public Facilities, 4.000%, 10/1/2019	1,000,000	1,117,020
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,274,143
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,555,000	1,618,879

		22,507,408
North Dakota - 2.4%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2021	635,000	624,586
Barnes County North Public School District Building Authority, 4.500%, 5/1/2030, Call 5/1/2021	1,845,000	1,728,710
Barnes County North Public School District Building Authority, 4.500%, 5/1/2033, Call 5/1/2021	2,515,000	2,295,591
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,359,862

City of Grand Forks, 4.000%, 12/1/2019	535,000	563,537
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	984,340
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	169,597
City of Williston, 2.500%, 11/1/2015, Call 11/1/2014	1,150,000	1,155,762
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	980,000	994,102
North Dakota Public Finance Authority, 4.000%, 6/1/2022	2,345,000	2,528,754
North Dakota Public Finance Authority, 4.000%, 6/1/2023	2,440,000	2,609,019
North Dakota Public Finance Authority, 4.000%, 6/1/2024, Call 6/1/2023	2,440,000	2,586,376
North Dakota Public Finance Authority, 4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,201,277
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	1,905,000	1,981,524
Williston Parks & Recreation District, 4.500%, 3/1/2020	1,455,000	1,595,698
Williston Parks & Recreation District, 4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,637,463
Williston Parks & Recreation District, 4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,728,625

		28,744,823
Ohio - 2.3%
Adams County/Ohio Valley Local School District, 0.000%, 12/1/2016	1,385,000	1,309,988
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	419,348
City of Cleveland, 5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,527,269
City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	482,290
City of Cleveland, AGM, 5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,022,630
City of Cleveland, AGM, 5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,013,890
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,006,540
County of Franklin, 5.000%, 11/1/2023, Call 11/1/2019	300,000	324,654
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	693,528
County of Lorain, AMBAC, 0.336%, 10/1/2030 (3) (14)	2,450,000	2,258,160
County of Lorain, AMBAC, 0.346%, 10/1/2030 (3) (14)	500,000	468,146
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	600,000	672,564
County of Summit, 5.250%, 12/1/2017, Call 12/1/2013	1,000,000	1,000,000
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,299,483
Liberty Local School District, AGM, 2.500%, 12/1/2016 (4)	555,000	563,669
Liberty Local School District, AGM, 3.500%, 12/1/2017 (4)	295,000	309,001
Liberty Local School District, AGM, 4.500%, 12/1/2018 (4)	885,000	961,942
New Albany Community Authority, 4.000%, 10/1/2019	900,000	972,225
New Albany Community Authority, 4.000%, 10/1/2020	590,000	629,908
New Albany Community Authority, 5.000%, 10/1/2022	1,000,000	1,121,870
New Albany Community Authority, 5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,227,202
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2020	1,050,000	1,108,989
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2021	795,000	827,571
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2022	845,000	868,145
Ohio State Turnpike Commission, 0.000%, 2/15/2036	2,500,000	719,575
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,413,630
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,300,915
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	275,270
State of Ohio, 4.000%, 1/15/2015	500,000	518,275

		27,316,677
Oklahoma - 0.8%
Cleveland County Independent School District No. 2 Moore, 1.500%, 5/1/2015	2,915,000	2,959,570
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	385,000	395,642
Delaware County Justice Authority, 3.750%, 9/1/2029, Call 9/1/2017	2,900,000	2,771,095
Delaware County Justice Authority, 4.000%, 9/1/2018	415,000	449,814
Delaware County Justice Authority, 4.000%, 9/1/2019	740,000	799,829
Delaware County Justice Authority, 4.000%, 9/1/2020	700,000	745,934
Delaware County Justice Authority, 4.000%, 9/1/2021	805,000	849,388
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	465,000	500,842
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	90,000	95,346

		9,567,460
Oregon - 1.0%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2014	735,000	740,733
Astoria Hospital Facilities Authority, 3.000%, 8/1/2015	760,000	766,247
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	745,807
City of Woodburn, 0.000%, 3/1/2020	1,380,000	1,136,817
City of Woodburn, 0.000%, 3/1/2021	1,215,000	954,516
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Guarantee, 0.000%, 6/15/2023	2,000,000	1,453,120

Clackamas County School District No. 115, NATL-RE, 0.000%, 6/15/2027, Call 6/15/2016	350,000	198,268
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,010,530
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2021	250,000	273,450
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2022	255,000	274,811
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,275,100
State of Oregon Housing & Community Services Department, 4.750%, 7/1/2036, Call 7/1/2016 (7)	730,000	728,971

		11,558,370
Pennsylvania - 2.8%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	215,000	230,029
Berks County Municipal Authority, 0.760%, 5/1/2037, Call 12/2/2013 (3)	1,935,000	1,935,000
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	518,895
City of Philadelphia, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	408,556
City of Pittsburgh, 4.000%, 9/1/2016	415,000	446,710
City of Pittsburgh, 4.000%, 9/1/2017	550,000	598,791
City of Pittsburgh, 4.000%, 9/1/2021	750,000	795,585
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	274,870
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	4,525,000	4,524,864
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	3,750,000	3,749,925
Kiski Area School District, AGM State Aid Withholding, 4.000%, 3/1/2021	1,450,000	1,557,387
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	598,867
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,500,000	1,643,055
Pennsylvania Economic Development Financing Authority, 1.750%, 12/1/2015 (3)	1,400,000	1,407,392
Pennsylvania Economic Development Financing Authority, 5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,443,648
Pennsylvania Turnpike Commission, 0.000%, 12/1/2034, Call 12/1/2020 (13)	365,000	343,564
Pennsylvania Turnpike Commission, 4.000%, 12/1/2023, Call 12/1/2019	200,000	203,952
Pennsylvania Turnpike Commission, 5.000%, 6/1/2021, Call 6/1/2019	715,000	788,430
Pennsylvania Turnpike Commission, 6.000%, 12/1/2036, Call 12/1/2020	975,000	1,068,629
St. Mary Hospital Authority, 5.000%, 11/15/2017, Call 11/15/2014	1,025,000	1,061,172
St. Mary Hospital Authority, 5.250%, 11/15/2016, Call 11/15/2014	250,000	260,208
State Public School Building Authority, AGM, 3.000%, 10/15/2015	500,000	517,475
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,000,000	1,004,270
Westmoreland County Industrial Development Authority, 0.760%, 1/1/2036, Call 12/2/2013 (3)	5,410,000	5,410,000

		32,791,274
Puerto Rico - 0.6%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	210,000	211,413
Commonwealth of Puerto Rico, AGM, 5.500%, 7/1/2017	400,000	404,760
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2015	1,940,000	1,943,085
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2018	120,000	115,722
Puerto Rico Industrial Tourist Educational Medical & Environment Control Facilities Financing Authority, 5.000%, 4/1/2016	1,255,000	1,226,712
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2014	300,000	299,367
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	290,131
Puerto Rico Public Finance Corp., AMBAC, 5.125%, 6/1/2024	255,000	288,425
Puerto Rico Sales Tax Financing Corp., 5.250%, 8/1/2027, Call 8/1/2019	3,000,000	2,621,700

		7,401,315
Rhode Island - 0.8%
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	500,635
Rhode Island Health & Educational Building Corp., 3.000%, 9/1/2014	1,250,000	1,262,275
Rhode Island Housing & Mortgage Finance Corp., 4.000%, 10/1/2040, Call 10/1/2021	1,735,000	1,836,012
Rhode Island Student Loan Authority, 3.250%, 12/1/2022, Call 12/1/2020 (7)	2,490,000	2,271,452
Rhode Island Student Loan Authority, 3.375%, 12/1/2023, Call 12/1/2020 (7)	1,500,000	1,338,090
Rhode Island Student Loan Authority, 3.950%, 12/1/2017	250,000	269,610
Rhode Island Student Loan Authority, 4.200%, 12/1/2018, Call 12/1/2017	600,000	636,408
Rhode Island Student Loan Authority, 4.250%, 12/1/2020, Call 12/1/2017	500,000	514,420
Rhode Island Student Loan Authority, 4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,025,320

		9,654,222
South Carolina - 2.0%
City of Rock Hill, 5.000%, 4/1/2033, Call 4/1/2023	2,575,000	2,648,284
City of Rock Hill, AGM, 5.250%, 1/1/2026, Call 1/1/2022	730,000	821,352
City of Rock Hill, AGM, 5.250%, 1/1/2028, Call 1/1/2022	475,000	525,279
County of Dorchester, 5.000%, 10/1/2022	480,000	557,563
County of Dorchester, 5.000%, 10/1/2026, Call 10/1/2022	400,000	443,276
County of Florence, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,157,160

County of Florence, 5.000%, 11/1/2030, Call 11/1/2020	500,000	526,200
Laurens County Water & Sewer Commission, 5.000%, 3/1/2029, Call 3/1/2017	415,000	435,065
Laurens County Water & Sewer Commission, 5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,041,490
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	625,000	638,694
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030, Call 7/1/2021	450,000	477,936
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,100,320
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	328,851
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,863,754
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	280,000	297,307
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	950,000	1,012,291
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,076,810
South Carolina State Public Service Authority, NATL-RE FGIC, 4.750%, 1/1/2023, Call 7/1/2015	1,000,000	1,050,230
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	292,883
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,585,140
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2031, Call 3/1/2023	1,250,000	1,312,175
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2038, Call 3/1/2023	1,700,000	1,741,599
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	936,306
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	259,443

		23,129,408
South Dakota - 0.9%
City of Rapid City, 5.500%, 12/1/2022, Call 12/1/2019	225,000	239,006
City of Rapid City, 6.750%, 12/1/2031, Call 12/1/2019	500,000	538,395
City of Rapid City, 7.000%, 12/1/2035, Call 12/1/2019	750,000	813,120
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2018	500,000	528,140
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2020	900,000	941,472
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,119,982
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,028,417
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,079,960
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,029,676
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	531,300
South Dakota Housing Development Authority, 4.600%, 11/1/2022, Call 5/1/2014 (7)	2,180,000	2,194,933

		10,044,401
Tennessee - 1.0%
Franklin Public Building Authority, 0.560%, 6/1/2037, Call 12/2/2013 (3)	3,000,000	3,000,000
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	488,444
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2021	3,805,000	4,158,484
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2022	150,000	162,557
Tennessee Housing Development Agency, 4.000%, 7/1/2025, Call 1/1/2021	950,000	955,804
Tennessee Housing Development Agency, 4.125%, 1/1/2025, Call 1/1/2021	935,000	963,630
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	630,000	664,329
Tennessee Housing Development Agency, 4.750%, 7/1/2027, Call 1/1/2017 (7)	210,000	211,604
Tennessee Housing Development Agency, 5.000%, 7/1/2023, Call 7/1/2017 (7)	425,000	443,330
Tennessee Housing Development Agency, 5.000%, 1/1/2027, Call 7/1/2019	670,000	706,589

		11,754,771
Texas - 6.0%
Brazos River Authority, FGIC, 4.250%, 3/1/2014, Call 3/1/2014 (3)	1,160,000	1,168,236
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/1/2014 (3)	290,000	294,008
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019	1,000,000	1,084,890
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	432,316
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	552,470
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	995,000	1,036,044
City of Galveston, 4.250%, 5/1/2014	290,000	294,573
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,261,388
City of Houston, 5.000%, 9/1/2033, Call 12/30/2013	2,855,000	2,860,253
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	332,784
City of San Marcos, 4.500%, 11/1/2028, Call 11/1/2022	600,000	593,556
City of San Marcos, 5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,213,420
Comal Independent School District, NATL-RE PSF, 5.000%, 2/1/2033, Call 2/1/2014	470,000	473,643
Conroe Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	500,000	531,615
Conroe Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	750,000	794,055

County of Bowie, AGM, 4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,351,908
County of Bowie, AGM, 4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,386,234
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,066,480
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,427,160
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	733,522
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	500,000	541,700
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2036, Call 2/15/2021	755,000	815,989
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	375,995
Dallas/Fort Worth International Airport, 5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,105,150
Dallas/Fort Worth International Airport, 5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,048,600
Dallas/Fort Worth International Airport, 5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,256,592
Denton Independent School District, PSF, 0.330%, 8/15/2022, Call 8/15/2016 (3)	3,450,000	3,450,000
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,038,240
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,068,914
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	721,471
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (13)	1,000,000	617,780
Grand Parkway Transportation Corp., 0.000%, 10/1/2032, Call 10/1/2028 (13)	375,000	227,441
Gulf Coast Waste Disposal Authority, AGM, 5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,507,077
Gulf Coast Waste Disposal Authority, AGM, 5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,571,476
Harris County Cultural Education Facilities Finance Corp., 0.800%, 6/1/2020 (3)	2,000,000	1,976,200
Harris County Cultural Education Facilities Finance Corp., 0.880%, 6/1/2021 (3)	2,400,000	2,364,576
Harris County Cultural Education Facilities Finance Corp., 5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,694,305
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,871,381
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	559,565
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015	200,000	203,910
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016	180,000	183,548
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017	150,000	155,309
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	155,901
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,246,710
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	603,554
Midland Independent School District, PSF, 5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,480,210
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,104,589
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2018	495,000	516,389
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2019	510,000	525,269
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	575,000	598,644
North Texas Tollway Authority, 6.125%, 1/1/2031, Call 1/1/2016	400,000	421,484
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,842,748
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	157,056
Sabine River Authority, MBIA, 4.950%, 3/1/2018	345,000	370,026
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	513,785
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,148,980
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,643,168
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2031, Call 12/30/2013	1,000,000	348,940
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	285,000	298,076
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2020	200,000	213,104
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2021	170,000	178,813

		70,611,220
Utah - 1.2%
Central Utah Water Conservancy District, 5.000%, 10/1/2026, Call 10/1/2019	850,000	939,726
Central Utah Water Conservancy District, 5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,093,810
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	346,804
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	567,961
City of Riverton, 5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,546,636
City of Riverton, 5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,266,637
Utah Housing Corp., 5.250%, 7/1/2028, Call 1/1/2017 (7)	525,000	533,489
Utah Housing Corp., 5.800%, 7/1/2028, Call 1/1/2017 (7)	1,165,000	1,193,473
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,056,280
Utah Infrastructure Agency, AGM, 5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,403,090
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,455,000	1,731,814
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,064,670

		13,744,390
Vermont - 0.4%
Vermont Economic Development Authority, 0.760%, 5/1/2029, Call 12/2/2013 (3)	2,900,000	2,900,000
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	2,000,000	2,139,640

		5,039,640

Virginia - 0.8%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	574,915
Louisa Industrial Development Authority, 5.375%, 12/2/2013 (3)	400,000	400,000
Roanoke Economic Development Authority, 0.140%, 7/1/2036, Call 12/1/2013 (3)	5,000,000	5,000,000
Virginia College Building Authority, 5.000%, 3/1/2023, Call 3/1/2020	745,000	826,965
Virginia College Building Authority, 5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,947,032
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,066,350

		9,815,262
Washington - 1.0%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	140,610
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	458,031
King County Housing Authority, 5.200%, 5/1/2028, Call 11/1/2018	460,000	487,453
King County Housing Authority, 5.500%, 12/1/2028, Call 12/1/2018	500,000	524,635
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	150,000	150,607
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,090,934
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,149,528
State of Washington, 4.000%, 7/1/2018	1,495,000	1,672,292
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	462,409
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5) (6)	840,000	744,694
Washington Health Care Facilities Authority, 5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,103,530
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 6/1/2022 (7)	750,000	727,575
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 12/1/2022 (7)	200,000	193,754
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.150%, 6/1/2023, Call 12/1/2022 (7)	330,000	319,351
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.150%, 12/1/2023, Call 12/1/2022 (7)	150,000	144,975
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.300%, 6/1/2024, Call 12/1/2022 (7)	20,000	19,565
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2025, Call 12/1/2022 (7)	845,000	829,249

		11,219,192
West Virginia - 0.6%
City of Princeton, 4.000%, 5/1/2016	715,000	737,701
City of Princeton, 5.000%, 5/1/2017	875,000	952,307
West Virginia Economic Development Authority, 5.375%, 12/1/2038, Call 12/1/2020 (3)	3,040,000	3,124,603
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,671,858
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	646,122

		7,132,591
Wisconsin - 2.5%
Central Brown County Water Authority, AMBAC, 5.000%, 12/1/2023, Call 12/1/2015	515,000	533,555
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	113,474
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	518,450
Northern Ozaukee School District, AGM, 3.350%, 3/1/2015, Call 12/30/2013	405,000	405,689
State of Wisconsin, 5.750%, 5/1/2029, Call 5/1/2019	960,000	1,068,557
State of Wisconsin, 6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,563,660
State of Wisconsin, 6.000%, 5/1/2036, Call 5/1/2019	1,885,000	2,068,561
Wisconsin Center District, AGM, 5.250%, 12/15/2023	205,000	228,958
Wisconsin Center District, AGM, 5.250%, 12/15/2027	1,570,000	1,710,625
Wisconsin Health & Educational Facilities Authority, 3.750%, 10/1/2017	255,000	275,061
Wisconsin Health & Educational Facilities Authority, 4.200%, 8/15/2018	1,000,000	1,102,390
Wisconsin Health & Educational Facilities Authority, 4.750%, 10/15/2029, Call 10/15/2021	605,000	610,499
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016	1,000,000	1,080,240
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2018	1,000,000	1,096,620
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	1,035,000	1,091,397
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	2,860,000	3,242,039
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019	990,000	1,126,313
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	250,000	282,280
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	955,000	1,049,048
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2020	1,060,000	1,156,789
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021	1,160,000	1,256,106
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2028, Call 8/15/2023	2,000,000	1,983,420
Wisconsin Health & Educational Facilities Authority, 5.250%, 8/15/2018, Call 8/15/2016	500,000	537,800

Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023, Call 4/1/2018	365,000	384,418
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,813,468
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,270,000	3,355,184

		29,654,601
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,043,320
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	534,325

		1,577,645

Total Municipals (identified cost $1,152,862,726)		1,159,592,747

Mutual Funds - 0.5%
BlackRock Long-Term Municipal Advantage Trust, 7.410%	56,500	567,260
BlackRock Muni Intermediate Duration Fund, Inc. 6.451%	75,000	996,000
BlackRock Municipal Bond Trust, 7.035%	38,400	516,480
BlackRock Municipal Income Quality Trust, 7.368%	47,800	599,890
BlackRock Municipal Income Trust, 7.411%	47,000	571,050
BlackRock MuniHoldings Quality Fund, Inc., 6.935%	130,000	1,506,700
BlackRock MuniYield Quality Fund, Inc., 7.140%	70,000	947,100
Eaton Vance Municipal Income Term Trust, 5.978%	42,000	596,820

Total Mutual Funds (identified cost $6,670,871)		6,301,300

Short-Term Investments - 0.5%

Mutual Funds - 0.5%
BMO Tax-Free Money Market Fund, Class I, 0.018% (10)	6,187,603	6,187,603

Total Short-Term Investments (identified cost $6,187,603)		6,187,603

Total Investments - 99.2% (identified cost $1,165,721,200)		1,172,081,650
Other Assets and Liabilities - 0.8%		9,335,526

Total Net Assets - 100.0%		$1,181,417,176

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 1.6%

Automobiles - 0.8%
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	$633,410	$644,231
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5) (6)	637,423	638,902

		1,283,133
Federal Home Loan Mortgage Corporation - 0.2%
0.426%, 8/25/2031, (Series T-32) (3)	410,654	401,879
Other Financial - 0.6%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.406%, 4/25/2037 (3) (5) (6)	1,741,513	1,053,107

Total Asset-Backed Securities (identified cost $3,434,210)		2,738,119

Collateralized Mortgage Obligations - 18.5%

Government National Mortgage Association - 0.6%
4.500%, 8/20/2028, (Series 2009-116)	965,000	1,057,453
Federal Home Loan Mortgage Corporation - 3.9%
0.468%, 1/15/2036, (Series 3102) (3)	2,440,413	2,443,148
0.518%, 6/15/2025, (Series 2993) (3)	2,057,181	2,063,427
0.568%, 10/15/2027, (Series 3780) (3)	1,754,796	1,760,603
5.000%, 5/15/2033, (Series 2791)	148,241	154,147

		6,421,325
Federal National Mortgage Association - 4.6%
0.416%, 7/25/2035, (Series 2005-66) (3)	1,935,584	1,938,615
0.566%, 4/25/2034, (Series 2004-25) (3)	565,848	567,966
1.250%, 6/25/2043, (Series 2013-52)	895,327	864,337
1.500%, 5/25/2043, (Series 2013-42)	2,242,174	2,158,864
1.500%, 5/25/2043, (Series 2013-60)	1,359,426	1,278,865
1.500%, 6/25/2043, (Series 2013-54)	910,173	858,292
4.000%, 10/25/2032, (Series 2003-28)	32,944	33,860

		7,700,799
Private Sponsor - 9.4%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,669,916	1,690,849
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 1.847%, 9/25/2045 (3)	789,585	732,210
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	1,062,461	1,087,980
Chase Mortgage Finance Trust, Class 7A1, (Series 2007-A2), 5.219%, 7/25/2037 (3)	1,190,350	1,141,513
Chase Mortgage Finance Trust, Class A3, (Series 2006-S4), 6.000%, 12/25/2036	591,976	579,370
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,636,471	1,658,607
Chaseflex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	409,424	411,317
Citicorp Mortgage Securities Trust, Class 1A2, (Series 2006-4), 6.000%, 8/25/2036	462,714	469,644
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	458,298	449,515
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.644%, 10/15/2054 (3) (5) (6)	978,350	981,845
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	286,023	271,247
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.464%, 11/25/2034 (3)	1,813,967	1,815,970
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	1,038,518	1,062,343
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	866,098	880,418
Wells Fargo Mortgage Backed Securities Trust, Class 1A1, (Series 2006-AR18), 5.506%, 11/25/2036 (3)	319,069	310,831
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.390%, 12/25/2036 (3)	1,321,803	1,305,278

Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2007-15), 6.000%, 11/25/2037	915,500	892,469

		15,741,406

Total Collateralized Mortgage Obligations (identified cost $30,819,643)		30,920,983

Commercial Mortgage Securities - 7.6%

Private Sponsor - 7.6%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,028,398
Bear Stearns Commercial Mortgage Securities Trust, Class A4, (Series 2007-PW17), 5.694%, 6/11/2050 (3)	1,307,000	1,477,750
Commercial Mortgage Pass-Through Certificates, Class A4, (Series 2013-CR12), 4.046%, 10/10/2046	2,000,000	2,053,046
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	1,500,000	1,443,573
GS Mortgage Securities Corp. II, Class AAB, (Series 2007-GG10), 5.994%, 8/10/2045 (3)	265,249	275,796
GS Mortgage Securities Trust, Class A4, (Series 2007-GG10), 5.994%, 8/10/2045 (3)	2,000,000	2,216,512
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 6.107%, 6/11/2049 (3)	1,500,000	1,689,203
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C33), 6.123%, 2/15/2051 (3)	1,500,000	1,668,795
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	112,171	112,675
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	747,425	762,343

Total Commercial Mortgage Securities (identified cost $12,948,184)		12,728,091

U.S. Government & U.S. Government Agency Obligations - 4.0%

Financing Corporation - 1.2%
0.000%, 12/27/2018	2,210,000	2,024,886
U.S. Treasury Bonds & Notes - 2.8%
2.500%, 8/15/2023 (1)	4,700,000	4,612,791

Total U.S. Government & U.S. Government Agency Obligations (identified cost $6,716,145)		6,637,677

U.S. Government Agency-Mortgage Securities - 73.7%

Federal Home Loan Mortgage Corporation - 18.7%
3.000%, 11/1/2042	3,059,867	2,944,437
3.000%, 12/1/2042	1,896,821	1,825,265
3.000%, 4/1/2043 (1)	1,960,383	1,886,429
3.500%, 4/1/2042	133,937	135,015
3.500%, 5/1/2042	403,355	406,864
3.500%, 12/1/2042	1,924,317	1,942,034
4.000%, 4/1/2026	2,263,994	2,406,091
4.000%, 10/1/2031 (1)	3,252,999	3,441,862
4.000%, 12/1/2040	759,347	791,216
4.500%, 9/1/2031	980,963	1,067,570
4.500%, 3/1/2039	1,267,307	1,356,735
4.500%, 5/1/2039 (1)	2,625,828	2,804,615
4.500%, 2/1/2040	627,094	669,823
4.500%, 7/1/2040	66,698	71,671
4.500%, 11/1/2040	1,659,712	1,779,004
4.500%, 2/1/2041 (1)	2,355,628	2,516,482
5.000%, 12/1/2022	429,357	466,361
5.000%, 12/1/2035	196,783	213,328
5.000%, 2/1/2038	84,957	91,752
5.000%, 3/1/2038	764,152	825,279
5.000%, 11/1/2038	66,823	72,165
5.000%, 1/1/2040	584,083	636,431
5.500%, 11/1/2018	496,050	530,979
5.500%, 10/1/2021	458,963	501,987
5.500%, 7/1/2035	106,575	116,838
6.000%, 8/1/2036	91,375	101,096
6.000%, 12/1/2036	115,785	127,202
6.000%, 6/1/2037	524,939	576,880

6.000%, 11/1/2037	474,163	521,399
6.000%, 12/1/2037	80,551	88,493
6.500%, 9/1/2016	24,938	26,136
7.500%, 4/1/2024	86,442	98,502
7.500%, 4/1/2027	40,322	48,294
8.000%, 8/1/2030	50,854	59,160
8.500%, 9/1/2024	45,366	55,144
9.000%, 6/1/2019	36,091	39,213
9.500%, 2/1/2025	23,322	23,897

		31,265,649
Federal National Mortgage Association - 52.6%
2.500%, 11/1/2027	2,000,470	2,003,701
2.500%, 4/1/2028	3,740,649	3,746,690
2.500%, 4/1/2028	3,798,135	3,798,333
3.000%, 12/1/2027 (1)	1,804,095	1,866,145
3.000%, 12/15/2027 (4)	3,000,000	3,092,343
3.000%, 8/1/2032	366,643	365,978
3.000%, 9/1/2032	2,787,781	2,792,180
3.000%, 12/1/2042	2,472,556	2,388,914
3.000%, 12/15/2042 (4)	6,000,000	5,788,830
3.000%, 2/1/2043	520,082	502,488
3.020%, 8/1/2041 (3)	915,638	956,324
3.038%, 3/1/2041 (3)	952,167	1,000,289
3.093%, 5/1/2041 (3)	981,000	1,022,418
3.224%, 7/1/2041 (3)	2,024,745	2,132,832
3.500%, 7/1/2032	824,436	848,981
3.500%, 12/1/2040 (4)	11,000,000	11,090,662
3.500%, 4/1/2042	956,681	965,818
3.500%, 5/1/2042	1,890,847	1,911,399
3.500%, 10/1/2042 (1)	2,696,211	2,725,516
3.500%, 10/1/2042 (1)	2,489,000	2,516,053
3.500%, 10/1/2042	1,394,370	1,408,144
3.500%, 11/1/2042	926,158	936,225
3.500%, 12/1/2042 (1)	2,070,030	2,092,529
4.000%, 11/1/2031	1,702,941	1,796,289
4.000%, 11/1/2040	793,701	829,628
4.000%, 1/1/2041	1,264,186	1,321,804
4.000%, 2/1/2041 (1)	2,714,564	2,837,547
4.000%, 3/1/2041	472,753	493,602
4.000%, 10/1/2041	458,044	478,821
4.000%, 11/1/2041	1,526,526	1,595,684
4.500%, 6/1/2039	2,272,630	2,443,698
4.500%, 8/1/2041 (1)	2,995,549	3,206,522
5.000%, 5/1/2018	481,100	513,985
5.000%, 3/1/2035	966,579	1,055,897
5.000%, 7/1/2035	788,043	857,302
5.000%, 5/1/2042 (1)	2,350,382	2,576,451
5.500%, 1/1/2023	383,869	419,504
5.500%, 10/1/2024	578,216	631,857
5.500%, 2/1/2036	474,913	520,429
5.500%, 7/1/2036	946,954	1,038,315
5.500%, 12/1/2036	1,757,226	1,923,477
5.500%, 8/1/2037 (1)	1,689,260	1,849,385
6.000%, 10/1/2016	82,389	86,635
6.000%, 9/1/2021	514,523	558,938
6.000%, 5/1/2039	1,764,631	1,956,228
6.500%, 9/1/2016	52,822	55,278
6.500%, 9/1/2016	110,049	115,285
6.500%, 8/1/2030	890,043	1,030,176
6.500%, 12/1/2031	49,678	56,406
6.500%, 11/1/2037	268,598	289,583
7.000%, 3/1/2029	105,637	120,981
7.000%, 7/1/2029	302,096	352,738
7.000%, 2/1/2030	229,814	257,906
7.500%, 10/1/2030	38,821	44,495
8.000%, 10/1/2028	371,700	431,881
8.000%, 4/1/2030	78,688	92,209

		87,791,728

Government National Mortgage Association - 2.4%
5.000%, 4/15/2034	602,648	662,096
5.500%, 9/15/2033	1,319,314	1,464,056
6.000%, 12/20/2033	1,497,181	1,735,924
7.000%, 8/15/2031	79,117	95,630
9.500%, 10/15/2024	23,516	25,082

		3,982,788

Total U.S. Government Agency-Mortgage Securities (identified cost $123,656,335)		123,040,165

Short-Term Investments - 27.1%

Collateral Pool Investments for Securities on Loan - 20.5%
Collateral pool allocation (12)		34,327,613
Mutual Funds - 6.6%
BMO Government Money Market Fund, Class I, 0.010% (10)	10,948,438	10,948,438

Total Short-Term Investments (identified cost $45,276,051)		45,276,051

Total Investments - 132.5% (identified cost $222,850,568)		221,341,086
Other Assets and Liabilities - (32.5)%		(54,317,780)

Total Net Assets - 100.0%		$167,023,306

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 1.5%

Other Financial - 1.5%
Ally Master Owner Trust, Class A, (Series 2010-4), 1.238%, 8/15/2017 (3)	$2,000,000	$2,021,928

Total Asset-Backed Securities (identified cost $2,022,929)		2,021,928

Commercial Mortgage Securities - 3.7%

Private Sponsor - 3.7%
Bear Stearns Commercial Mortgage Securities Trust, Class A4, (Series 2007-PW18), 5.700%, 6/11/2050	1,000,000	1,136,500
LB-UBS Commercial Mortgage Trust, Class A4, (Series 2005-C7), 5.197%, 11/15/2030 (3)	1,587,000	1,680,713
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 6.107%, 6/11/2049 (3)	1,000,000	1,126,135
Morgan Stanley Capital I Trust, Class A4, (Series 2007-T27), 5.814%, 6/11/2042 (3)	1,000,000	1,134,006

Total Commercial Mortgage Securities (identified cost $5,085,365)		5,077,354

Corporate Bonds & Notes - 62.5%

Agriculture - 0.7%
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5) (6)	1,000,000	995,515
Auto Manufacturers - 1.5%
Volkswagen International Finance NV, 2.875%, 4/1/2016 (1) (5) (6)	2,000,000	2,090,580
Banks - 8.6%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,543,381
Bank of America Corp., 0.503%, 10/14/2016 (3)	1,000,000	986,927
Bank of America Corp., 1.656%, 1/30/2014 (3)	1,500,000	1,502,993
Bank of America Corp., 2.000%, 1/11/2018 (1)	1,000,000	1,004,224
Bank of America Corp., 3.750%, 7/12/2016	1,000,000	1,063,162
Goldman Sachs Group, Inc., 1.436%, 4/30/2018 (1) (3)	1,000,000	1,007,547
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	1,000,000	1,044,316
Itau Unibanco Holding SA/Cayman Island, 6.200%, 4/15/2020 (1) (5) (6)	1,000,000	1,055,000
Morgan Stanley, 0.724%, 10/15/2015 (3)	1,000,000	998,293
Wells Fargo & Co., 2.625%, 12/15/2016	1,700,000	1,783,966

		11,989,809
Beverages - 1.8%
Coca-Cola Co., 0.750%, 11/1/2016	2,000,000	2,003,032
Coca-Cola Icecek AS, 4.750%, 10/1/2018 (5) (6)	500,000	516,775

		2,519,807
Biotechnology - 2.7%
Gilead Sciences, Inc., 3.050%, 12/1/2016	3,500,000	3,700,610
Building Materials - 1.4%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,916,260
Commercial Services - 0.7%
ADT Corp., 2.250%, 7/15/2017 (1)	1,000,000	972,728
Computers - 0.7%
Hewlett-Packard Co., 4.650%, 12/9/2021 (1)	1,000,000	1,029,257
Cosmetics/Personal Care - 1.6%
Procter & Gamble Co., 4.850%, 12/15/2015	2,000,000	2,174,970
Diversified Financial Services - 3.3%
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,068,221
General Electric Capital Corp., 3.350%, 10/17/2016	1,400,000	1,494,993

Hyundai Capital America, 4.000%, 6/8/2017 (5) (6)	500,000	532,302
LeasePlan Corp. NV, 2.500%, 5/16/2018 (5) (6)	1,500,000	1,480,105

		4,575,621
Electric - 2.2%
Alliant Energy Corp., 4.000%, 10/15/2014	1,500,000	1,543,091
Entergy Corp., 3.625%, 9/15/2015 (1)	1,000,000	1,035,508
FirstEnergy Corp., 2.750%, 3/15/2018 (1)	500,000	493,174

		3,071,773
Food - 0.7%
Delhaize Group SA, 4.125%, 4/10/2019	1,000,000	1,039,510
Healthcare-Products - 3.1%
DENTSPLY International, Inc., 2.750%, 8/15/2016	1,500,000	1,548,670
Hospira, Inc., 5.800%, 8/12/2023	1,000,000	1,051,668
Life Technologies Corp., 4.400%, 3/1/2015	750,000	780,491
Mallinckrodt International Finance SA, 3.500%, 4/15/2018 (5) (6)	1,000,000	995,472

		4,376,301
Healthcare-Services - 0.8%
Coventry Health Care, Inc., 5.450%, 6/15/2021 (1)	1,000,000	1,112,987
Holding Companies-Diversified - 0.6%
Leucadia National Corp., 5.500%, 10/18/2023 (1)	800,000	808,085
Insurance - 3.0%
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016	1,000,000	1,115,965
Markel Corp., 3.625%, 3/30/2023	1,000,000	956,285
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,139,412
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (5) (6)	1,000,000	980,764

		4,192,426
Internet - 0.9%
Expedia, Inc., 5.950%, 8/15/2020	1,100,000	1,190,212
Iron/Steel - 2.4%
Allegheny Technologies, Inc., 5.875%, 8/15/2023	1,000,000	1,020,171
Reliance Steel & Aluminum Co., 4.500%, 4/15/2023 (1)	1,000,000	983,757
Samarco Mineracao SA, 4.125%, 11/1/2022 (5) (6)	1,500,000	1,346,250

		3,350,178
Lodging - 1.1%
Wyndham Worldwide Corp., 2.500%, 3/1/2018	1,500,000	1,515,252
Machinery-Diversified - 0.8%
Xylem, Inc., 3.550%, 9/20/2016	1,000,000	1,053,989
Media - 1.7%
DIRECTV Holdings LLC, 3.125%, 2/15/2016 (1)	1,000,000	1,043,448
NBCUniversal Media LLC, 4.375%, 4/1/2021 (1)	1,300,000	1,397,594

		2,441,042
Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc., 3.100%, 3/15/2020	1,000,000	968,160
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/2022 (1)	750,000	700,569
Newmont Mining Corp., 5.125%, 10/1/2019	1,000,000	1,057,230

		2,725,959
Miscellaneous Manufacturing - 0.6%
Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 6/15/2023 (5) (6)	900,000	891,928
Oil & Gas - 0.7%
Ecopetrol SA, 4.250%, 9/18/2018 (1)	1,000,000	1,042,500
Oil & Gas Services - 1.3%
FMC Technologies, Inc., 2.000%, 10/1/2017	1,820,000	1,819,825
Pharmaceuticals - 1.4%
Express Scripts Holding Co., 2.650%, 2/15/2017	1,000,000	1,036,319
Mylan, Inc., 2.600%, 6/24/2018 (1) (5) (6)	900,000	907,239

		1,943,558

Pipelines - 2.1%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (1)	2,000,000	2,052,436
Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023 (1)	1,000,000	939,149

		2,991,585
Real Estate Investment Trusts - 4.1%
Duke Realty LP, 3.875%, 2/15/2021 (4)	1,000,000	1,000,463
EPR Properties, 5.250%, 7/15/2023	1,000,000	993,253
HCP, Inc., 2.625%, 2/1/2020 (1)	1,000,000	967,161
Senior Housing Properties Trust, 4.300%, 1/15/2016	1,000,000	1,044,368
Senior Housing Properties Trust, 6.750%, 4/15/2020	1,500,000	1,672,684

		5,677,929
Retail - 1.4%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/2023 (1)	1,000,000	1,012,328
Staples, Inc., 4.375%, 1/12/2023 (1)	1,000,000	963,478

		1,975,806
Telecommunications - 8.6%
AT&T, Inc., 5.100%, 9/15/2014	1,500,000	1,553,806
CenturyLink, Inc., 5.625%, 4/1/2020 (1)	1,000,000	1,022,500
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,569,729
Frontier Communications Corp., 7.125%, 1/15/2023 (1)	1,000,000	1,035,000
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (1) (5) (6)	1,000,000	1,078,750
Telecom Italia Capital SA, 6.175%, 6/18/2014	1,029,000	1,055,432
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	1,000,000	987,250
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,000,000	1,021,826
Verizon Communications, Inc., 1.782%, 9/15/2016 (3)	500,000	515,352
Verizon Communications, Inc., 5.150%, 9/15/2023 (1)	2,000,000	2,138,422

		11,978,067

Total Corporate Bonds & Notes (identified cost $85,465,109)		87,164,069

U.S. Government & U.S. Government Agency Obligations - 28.6%

U.S. Treasury Bonds & Notes - 28.6%
0.125%, 12/31/2014 (1)	3,000,000	2,999,532
0.250%, 12/15/2015 (1)	10,000,000	9,992,580
0.500%, 7/31/2017 (1)	10,000,000	9,873,830
0.750%, 2/28/2018 (1)	5,000,000	4,929,100
1.250%, 2/29/2020 (1)	10,000,000	9,637,890
1.625%, 1/15/2018 (1)	2,235,260	2,456,689

Total U.S. Government & U.S. Government Agency Obligations (identified cost $40,279,202)		39,889,621

U.S. Government Agency-Mortgage Securities - 1.0%

Federal National Mortgage Association - 1.0%
2.500%, 11/1/2027	1,123,860	1,125,675
5.500%, 8/1/2037 (1)	298,105	326,362

Total U.S. Government Agency-Mortgage Securities (identified cost $1,501,441)		1,452,037

Short-Term Investments - 51.4%

Collateral Pool Investments for Securities on Loan - 45.5%
Collateral pool allocation (12)		63,383,999
Mutual Funds - 5.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	8,263,966	8,263,966

Total Short-Term Investments (identified cost $71,647,965)		71,647,965

Total Investments - 148.7% (identified cost $206,002,011)	207,252,974
Other Assets and Liabilities - (48.7)%	(67,856,297)

Total Net Assets - 100.0%	$139,396,677

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.0%

Automobiles - 2.0%
Ally Auto Receivables Trust, Class A4, (Series 2011-1), 2.230%, 3/15/2016	$327,261	$330,090
Ally Master Owner Trust, Class A2, (Series 2011-1), 2.150%, 1/15/2016	1,000,000	1,002,009
CarMax Auto Owner Trust, Class A4, (Series 2010-1), 2.400%, 4/15/2015	543,736	545,316
Ford Credit Auto Owner Trust, Class A4, (Series 2009-E), 2.420%, 11/15/2014	82,514	82,584
Hyundai Auto Receivables Trust, Class A4, (Series 2010-A), 2.450%, 12/15/2016	676,620	684,784

Total Asset-Backed Securities (identified cost $2,649,428)		2,644,783

Commercial Mortgage Securities - 0.6%

Private Sponsor - 0.6%
Citigroup Commercial Mortgage Trust, Class A4, (Series 2004-C1), 5.582%, 4/15/2040 (3)	747,823	755,980

Total Commercial Mortgage Securities (identified cost $775,050)		755,980

Corporate Bonds & Notes - 90.0%

Advertising - 0.5%
WPP Finance 2010, 5.625%, 11/15/2043	750,000	735,905
Agriculture - 0.6%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	151,553
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	311,893
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	305,408

		768,854
Auto Manufacturers - 2.4%
Daimler Finance North America LLC, 1.024%, 4/10/2014 (3) (5) (6)	2,000,000	2,004,324
General Motors Co., 6.250%, 10/2/2043 (5) (6)	750,000	765,000
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1) (5) (6)	200,000	199,500
Nissan Motor Acceptance Corp., 0.950%, 9/26/2016 (3) (5) (6)	250,000	250,534

		3,219,358
Banks - 13.8%
ABN AMRO Bank NV, 1.036%, 10/28/2016 (3) (5) (6)	750,000	751,049
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	500,000	502,250
Bancolombia SA, 6.125%, 7/26/2020 (1)	500,000	517,500
Bank of America Corp., 1.070%, 3/22/2016 (3)	1,500,000	1,507,713
Capital One Financial Corp., 7.375%, 5/23/2014	1,450,000	1,496,313
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,179,579
Goldman Sachs Group, Inc., 6.750%, 10/1/2037 (1)	1,750,000	1,946,763
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	369,991
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	500,000	522,158
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (5) (6)	1,400,000	1,345,400
JPMorgan Chase & Co., 1.038%, 1/24/2014 (3)	1,000,000	1,001,296
JPMorgan Chase & Co., 1.303%, 3/20/2015 (3)	1,500,000	1,514,671
JPMorgan Chase & Co., 4.625%, 5/10/2021	300,000	323,629
Morgan Stanley, 5.500%, 1/26/2020 (1)	1,000,000	1,131,747
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,000,000	1,127,024
Wachovia Corp., 0.576%, 10/28/2015 (3)	750,000	747,431
Wells Fargo & Co., 0.438%, 10/28/2015 (3)	1,500,000	1,500,576
Wells Fargo & Co., 1.170%, 6/26/2015 (3)	1,000,000	1,010,953

		18,496,043
Beverages - 1.0%
Fomento Economico Mexicano SAB de C.V., 4.375%, 5/10/2043	350,000	295,446

PepsiCo, Inc., 0.447%, 2/26/2016 (3)	1,000,000	1,001,716

		1,297,162
Biotechnology - 1.2%
Amgen, Inc., 4.850%, 11/18/2014	1,500,000	1,562,511
Chemicals - 2.0%
Braskem America Finance Co., 7.125%, 7/22/2041 (1) (5) (6)	1,000,000	922,500
Dow Chemical Co., 8.550%, 5/15/2019	250,000	323,877
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5) (6)	1,500,000	1,398,750

		2,645,127
Commercial Services - 1.0%
ADT Corp., 4.125%, 6/15/2023	500,000	443,513
McGraw-Hill, Inc., 6.550%, 11/15/2037	1,000,000	955,052

		1,398,565
Diversified Financial Services - 10.3%
American Express Credit Corp., 5.125%, 8/25/2014	2,000,000	2,069,834
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5) (6)	250,000	270,518
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	350,000	414,715
Ford Motor Credit Co. LLC, 1.489%, 5/9/2016 (3)	1,000,000	1,015,821
General Electric Capital Corp., 0.624%, 7/10/2015 (3)	2,000,000	2,006,284
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	104,960
Invesco Finance PLC, 5.375%, 11/30/2043	750,000	775,926
Jefferies Group, LLC, 6.500%, 1/20/2043	2,000,000	1,972,276
Jefferies Group, LLC, 8.500%, 7/15/2019	250,000	306,250
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,116,447
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	298,753
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	500,000	542,606
Nomura Holdings, Inc., 1.704%, 9/13/2016 (3)	1,500,000	1,525,618
SLM Corp., 7.250%, 1/25/2022	1,250,000	1,331,250

		13,751,258
Electric - 2.4%
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,096,250
Georgia Power Co., 0.574%, 3/15/2016 (3)	500,000	500,289
Puget Energy, Inc., 5.625%, 7/15/2022	750,000	811,482
Wisconsin Electric Power Co., 6.000%, 4/1/2014	825,000	839,808

		3,247,829
Environmental Control - 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	304,803
Forest Products & Paper - 0.3%
International Paper Co., 8.700%, 6/15/2038	250,000	346,867
Healthcare-Products - 1.9%
Baxter International, Inc., 0.426%, 12/11/2014 (3)	1,500,000	1,502,529
Hospira, Inc., 5.800%, 8/12/2023	1,000,000	1,051,668

		2,554,197
Healthcare-Services - 1.7%
Humana, Inc., 8.150%, 6/15/2038	850,000	1,131,998
Quest Diagnostics, Inc., 1.100%, 3/24/2014 (3)	1,000,000	1,001,641
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	171,530

		2,305,169
Holding Companies-Diversified - 0.8%
Leucadia National Corp., 5.500%, 10/18/2023	1,000,000	1,010,106
Home Furnishings - 1.2%
Whirlpool Corp., 8.600%, 5/1/2014	1,500,000	1,549,848
Insurance - 3.2%
Aflac, Inc., 8.500%, 5/15/2019	300,000	389,843
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	328,216
Berkshire Hathaway, Inc., 0.941%, 8/15/2014 (3)	1,500,000	1,507,999
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	100,000	103,366
ING US, Inc., 5.500%, 7/15/2022	1,000,000	1,095,684
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	392,897

Primerica, Inc., 4.750%, 7/15/2022	500,000	524,628

		4,342,633
Internet - 0.8%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	1,082,011
Investment Companies - 0.8%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,092,500
Iron/Steel - 3.9%
Allegheny Technologies, Inc., 5.875%, 8/15/2023	1,000,000	1,020,171
ArcelorMittal, 6.000%, 3/1/2021 (1)	500,000	526,875
ArcelorMittal, 7.500%, 10/15/2039	1,000,000	980,000
Cliffs Natural Resources, Inc., 4.875%, 4/1/2021 (1)	1,000,000	982,375
Samarco Mineracao SA, 5.750%, 10/24/2023 (5) (6)	750,000	738,750
Vale Overseas, Ltd., 6.875%, 11/21/2036 (1)	1,000,000	1,028,643

		5,276,814
Lodging - 0.8%
Hyatt Hotels Corp., 5.375%, 8/15/2021 (1)	1,000,000	1,080,044
Machinery-Diversified - 0.8%
CNH Capital LLC, 3.625%, 4/15/2018	1,000,000	1,015,000
Media - 3.0%
CBS Corp., 8.875%, 5/15/2019	250,000	320,654
DIRECTV Holdings LLC, 6.350%, 3/15/2040	1,500,000	1,531,364
NBCUniversal Enterprise, Inc., 0.781%, 4/15/2016 (3) (5) (6)	1,000,000	1,006,180
Time Warner Cable, Inc., 6.750%, 6/15/2039	1,000,000	932,666
Viacom, Inc., 6.125%, 10/5/2017	250,000	287,567

		4,078,431
Mining - 3.5%
Barrick North America Finance LLC, 5.750%, 5/1/2043 (1)	1,000,000	882,372
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	310,228
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	131,723
Southern Copper Corp., 7.500%, 7/27/2035	1,250,000	1,311,264
Teck Resources, Ltd., 6.250%, 7/15/2041	1,000,000	979,698
Xstrata Finance Canada, Ltd., 6.900%, 11/15/2037 (5) (6)	1,000,000	1,043,573

		4,658,858
Oil & Gas - 7.6%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	500,000	540,000
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	750,000	823,125
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,000,000	1,085,500
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5) (6)	500,000	508,125
Hess Corp., 8.125%, 2/15/2019	300,000	377,372
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5) (6)	1,000,000	869,950
Nabors Industries, Inc., 4.625%, 9/15/2021 (1)	1,000,000	1,008,989
Nexen Energy ULC, 5.875%, 3/10/2035	1,000,000	1,074,455
Petrobras Global Finance BV, 4.375%, 5/20/2023	1,000,000	918,830
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,200,808
Transocean, Inc., 7.500%, 4/15/2031	250,000	286,057
Valero Energy Corp., 6.625%, 6/15/2037 (1)	1,000,000	1,144,996
Valero Energy Corp., 9.375%, 3/15/2019 (1)	250,000	325,677

		10,163,884
Oil & Gas Services - 0.3%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	323,946
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	139,379

		463,325
Packaging & Containers - 1.0%
Ball Corp., 5.000%, 3/15/2022	1,000,000	992,500
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	298,194

		1,290,694
Pharmaceuticals - 2.7%
Endo Health Solutions, Inc., 7.000%, 7/15/2019	1,500,000	1,627,500
Merck & Co., Inc., 5.300%, 12/1/2013	1,500,000	1,500,000

Mylan, Inc., 4.200%, 11/29/2023	450,000	450,147

		3,577,647
Pipelines - 2.5%
DCP Midstream LLC, 9.700%, 12/1/2013 (5) (6)	750,000	750,000
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	250,000	306,368
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,500,000	1,628,980
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	317,926
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	150,000	194,268
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	250,000	211,875

		3,409,417
Real Estate Investment Trusts - 2.5%
EPR Properties, 5.750%, 8/15/2022	1,500,000	1,548,960
HCP, Inc., 5.650%, 12/15/2013	750,000	751,143
Health Care REIT, Inc., 4.125%, 4/1/2019 (1)	500,000	533,584
Hospitality Properties Trust, 4.500%, 6/15/2023	500,000	488,033

		3,321,720
Retail - 4.3%
Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023 (5) (6)	500,000	510,250
Best Buy Co., Inc., 5.000%, 8/1/2018	750,000	783,750
Kohl’s Corp., 6.875%, 12/15/2037 (1)	150,000	165,830
L Brands, Inc., 6.950%, 3/1/2033 (1)	500,000	497,500
L Brands, Inc., 7.600%, 7/15/2037	1,250,000	1,271,875
QVC, Inc., 5.125%, 7/2/2022	250,000	249,288
QVC, Inc., 5.950%, 3/15/2043	250,000	222,065
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	252,688
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	302,822
Walgreen Co., 0.754%, 3/13/2014 (1) (3)	1,500,000	1,501,647

		5,757,715
Sovereign - 1.4%
Costa Rica Government International Bond, 4.375%, 4/30/2025 (5) (6)	1,000,000	907,500
Republic of Armenia, 6.000%, 9/30/2020 (1) (5) (6)	250,000	247,125
South Africa Government International Bond, 5.875%, 9/16/2025	750,000	782,250

		1,936,875
Telecommunications - 8.7%
AT&T, Inc., 0.624%, 2/12/2016 (3)	1,500,000	1,495,609
CenturyLink, Inc., 7.650%, 3/15/2042	1,500,000	1,361,250
Frontier Communications Corp., 8.125%, 10/1/2018 (1)	750,000	870,000
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	506,250
Juniper Networks, Inc., 4.600%, 3/15/2021 (1)	1,000,000	1,028,863
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,391,223
Telefonica Emisiones SAU, 7.045%, 6/20/2036 (1)	500,000	546,236
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,250,000	1,497,311
Verizon Communications, Inc., 6.400%, 9/15/2033	2,000,000	2,239,248
Windstream Corp., 7.500%, 6/1/2022 (1)	750,000	780,938

		11,716,928
Transportation - 0.6%
FedEx Corp., 8.000%, 1/15/2019	250,000	315,718
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	501,250

		816,968
Venture Capital - 0.3%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5) (6)	500,000	463,329

Total Corporate Bonds & Notes (identified cost $115,364,595)		120,738,395

Municipals - 0.4%

California - 0.4%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	561,960

Total Municipals (identified cost $500,000)		561,960

U.S. Government & U.S. Government Agency Obligations - 1.5%

U.S. Treasury Bonds & Notes - 1.5%
4.000%, 2/15/2015 (1)	2,000,000	2,091,484

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,091,707)		2,091,484

Short-Term Investments - 17.6%

Collateral Pool Investments for Securities on Loan - 12.6%
Collateral pool allocation (12)		16,966,575
Mutual Funds - 5.0%
BMO Prime Money Market Fund, Class I, 0.012% (10)	6,708,999	6,708,999

Total Short-Term Investments (identified cost $23,675,574)		23,675,574

Total Investments - 112.1% (identified cost $145,056,354)		150,468,176
Other Assets and Liabilities - (12.1)%		(16,301,168)

Total Net Assets - 100.0%		$134,167,008

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 1.3%

Automobiles - 1.3%
Ally Auto Receivables Trust, Class A4, (Series 2010-2), 2.090%, 5/15/2015	$812,634	$814,729
Ally Master Owner Trust, Class A2, (Series 2011-1), 2.150%, 1/15/2016	3,000,000	3,006,027
CarMax Auto Owner Trust, Class A4, (Series 2009-2), 2.820%, 12/15/2014	735,333	736,105
Ford Credit Auto Owner Trust, Class A4, (Series 2009-E), 2.420%, 11/15/2014	263,253	263,476
Hyundai Auto Receivables Trust, Class A4, (Series 2010-A), 2.450%, 12/15/2016	5,529,770	5,596,487

Total Asset-Backed Securities (identified cost $10,448,984)		10,416,824

Commercial Mortgage Securities - 0.8%

Private Sponsor - 0.8%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	569,988
Citigroup Commercial Mortgage Trust, Class A4, (Series 2004-C1), 5.582%, 4/15/2040 (3)	2,991,293	3,023,919
Commercial Mortgage Trust, Class A7, (Series 2004-GG1), 5.317%, 6/10/2036 (3)	2,801,844	2,819,806

Total Commercial Mortgage Securities (identified cost $6,317,748)		6,413,713

Corporate Bonds & Notes - 54.4%

Advertising - 1.1%
WPP Finance 2010, 5.125%, 9/7/2042	1,500,000	1,393,169
WPP Finance 2010, 5.625%, 11/15/2043	5,000,000	4,906,030
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,110,338

		8,409,537
Agriculture - 0.3%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	126,554
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	623,787
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,212,921
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	305,408

		2,268,670
Auto Manufacturers - 1.9%
Daimler Finance North America LLC, 0.858%, 3/28/2014 (3) (5) (6)	1,500,000	1,502,061
Daimler Finance North America LLC, 1.024%, 4/10/2014 (3) (5) (6)	2,000,000	2,004,324
General Motors Co., 6.250%, 10/2/2043 (1) (5) (6)	5,000,000	5,100,000
Nissan Motor Acceptance Corp., 0.950%, 9/26/2016 (3) (5) (6)	5,000,000	5,010,675
Toyota Motor Credit Corp., 0.409%, 1/23/2015 (3)	1,500,000	1,502,766

		15,119,826
Banks - 7.9%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	3,500,000	3,601,223
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (1) (5) (6)	2,000,000	1,985,000
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	1,500,000	1,506,750
BanColombia SA, 5.950%, 6/3/2021	750,000	778,125
Bancolombia SA, 6.125%, 7/26/2020 (1)	900,000	931,500
Bank of America Corp., 1.070%, 3/22/2016 (3)	5,000,000	5,025,710
Bank of America Corp., 1.656%, 1/30/2014 (3)	2,500,000	2,504,987
Bank of America Corp., 3.750%, 7/12/2016 (1)	2,000,000	2,126,324
Bank of New York Mellon Corp., 0.522%, 1/31/2014 (3)	1,075,000	1,075,538
Citigroup, Inc., 1.198%, 7/25/2016 (3)	3,000,000	3,031,827
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,179,579
Goldman Sachs Group, Inc., 6.750%, 10/1/2037 (1)	750,000	834,327
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	863,311
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	3,000,000	3,132,948

Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (5) (6)	5,000,000	4,805,000
Itau Unibanco Holding SA/Cayman Island, 5.750%, 1/22/2021 (1) (5) (6)	500,000	503,000
JPMorgan Chase & Co., 0.689%, 4/23/2015 (3)	1,000,000	1,001,783
JPMorgan Chase & Co., 1.038%, 1/24/2014 (3)	5,250,000	5,256,804
JPMorgan Chase & Co., 1.303%, 3/20/2015 (3)	1,500,000	1,514,672
JPMorgan Chase & Co., 3.250%, 9/23/2022	3,000,000	2,882,664
Morgan Stanley, 5.000%, 11/24/2025	6,000,000	6,018,168
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,500,000	1,690,536
Royal Bank of Canada, 0.936%, 10/30/2014 (3)	750,000	755,085
Wells Fargo & Co., 0.438%, 10/28/2015 (3)	10,000,000	10,003,840

		63,008,701
Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc., 0.788%, 1/27/2014 (3)	1,000,000	1,000,874
Bottling Group LLC, 6.950%, 3/15/2014 (1)	4,500,000	4,584,564
Constellation Brands, Inc., 4.250%, 5/1/2023	1,000,000	942,500
Fomento Economico Mexicano SAB de C.V., 4.375%, 5/10/2043	3,000,000	2,532,396
PepsiCo, Inc., 0.447%, 2/26/2016 (3)	5,000,000	5,008,580

		14,068,914
Biotechnology - 0.6%
Amgen, Inc., 4.850%, 11/18/2014	3,000,000	3,125,022
Gilead Sciences, Inc., 2.400%, 12/1/2014	2,000,000	2,038,676

		5,163,698
Chemicals - 1.2%
Braskem America Finance Co., 7.125%, 7/22/2041 (1) (5) (6)	1,000,000	922,500
Dow Chemical Co., 9.400%, 5/15/2039	500,000	748,054
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5) (6)	8,400,000	7,833,000

		9,503,554
Commercial Services - 0.9%
ADT Corp., 4.875%, 7/15/2042 (1)	4,000,000	3,047,264
ADT Corp., 6.250%, 10/15/2021 (1) (5) (6)	1,000,000	1,045,000
McGraw-Hill, Inc., 6.550%, 11/15/2037	3,000,000	2,865,156

		6,957,420
Computers - 0.3%
Hewlett-Packard Co., 6.000%, 9/15/2041 (1)	2,500,000	2,480,668
Diversified Financial Services - 5.5%
American Express Credit Corp., 5.125%, 8/25/2014	5,000,000	5,174,585
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5) (6)	1,000,000	1,082,071
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	400,000	473,960
Ford Motor Credit Co. LLC, 0.992%, 1/17/2017 (3)	2,000,000	2,008,304
Ford Motor Credit Co. LLC, 1.489%, 5/9/2016 (3)	4,000,000	4,063,284
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	3,000,000	3,204,663
General Electric Capital Corp., 0.843%, 1/8/2016 (3)	4,000,000	4,024,832
General Electric Capital Corp., 0.938%, 4/24/2014 (3)	2,500,000	2,507,900
Goldman Sachs Capital I, 6.345%, 2/15/2034 (1)	4,900,000	4,999,367
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	104,960
Invesco Finance PLC, 5.375%, 11/30/2043	3,000,000	3,103,704
Jefferies Group, LLC, 6.500%, 1/20/2043	5,000,000	4,930,690
Jefferies Group, LLC, 8.500%, 7/15/2019	250,000	306,250
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,116,447
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	298,753
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020 (1)	1,000,000	1,085,211
Nomura Holdings, Inc., 1.704%, 9/13/2016 (3)	4,000,000	4,068,316
SLM Corp., 7.250%, 1/25/2022	1,500,000	1,597,500

		44,150,797
Electric - 2.2%
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,071,660
CMS Energy Corp., 5.050%, 3/15/2022 (1)	1,000,000	1,095,036
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,096,250
Entergy Corp., 3.625%, 9/15/2015 (1)	5,000,000	5,177,540
Georgia Power Co., 0.574%, 3/15/2016 (3)	4,000,000	4,002,316
Puget Energy, Inc., 5.625%, 7/15/2022	750,000	811,482

Saudi Electricity Global Sukuk Co., 5.060%, 4/8/2043 (5) (6)	4,000,000	3,675,000

		17,929,284
Environmental Control - 0.0%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	304,803
Food - 0.4%
Kroger Co., 7.500%, 1/15/2014	3,500,000	3,527,692
Forest Products & Paper - 0.0%
International Paper Co., 8.700%, 6/15/2038	250,000	346,867
Healthcare-Products - 1.0%
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,088,155
Hospira, Inc., 5.800%, 8/12/2023	4,000,000	4,206,672
Mallinckrodt International Finance SA, 4.750%, 4/15/2023 (5) (6)	1,000,000	938,930

		8,233,757
Healthcare-Services - 0.6%
Humana, Inc., 8.150%, 6/15/2038	500,000	665,881
Quest Diagnostics, Inc., 1.100%, 3/24/2014 (3)	1,000,000	1,001,641
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	285,883
WellPoint, Inc., 4.625%, 5/15/2042	3,000,000	2,742,276

		4,695,681
Holding Companies-Diversified - 0.5%
Leucadia National Corp., 5.500%, 10/18/2023	4,000,000	4,040,424
Home Furnishings - 0.4%
Whirlpool Corp., 8.600%, 5/1/2014	3,000,000	3,099,696
Insurance - 0.9%
Aflac, Inc., 8.500%, 5/15/2019	700,000	909,634
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	328,216
Berkshire Hathaway, Inc., 0.941%, 8/15/2014 (3)	1,000,000	1,005,333
First American Financial Corp., 4.300%, 2/1/2023	2,000,000	1,928,510
ING US, Inc., 5.500%, 7/15/2022	1,000,000	1,095,684
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	458,379
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	1,700,000	1,758,212

		7,483,968
Internet - 0.1%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,082,011
Investment Companies - 0.1%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,092,500
Iron/Steel - 1.7%
Allegheny Technologies, Inc., 5.875%, 8/15/2023	2,000,000	2,040,342
ArcelorMittal, 6.000%, 3/1/2021 (1) (3)	750,000	790,313
ArcelorMittal, 7.500%, 10/15/2039 (3)	1,000,000	980,000
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (1)	1,000,000	994,427
Glencore Funding LLC, 1.396%, 5/27/2016 (3) (5) (6)	1,500,000	1,495,162
Glencore Funding LLC, 4.125%, 5/30/2023 (5) (6)	2,000,000	1,875,398
Samarco Mineracao SA, 5.750%, 10/24/2023 (5) (6)	3,000,000	2,955,000
Vale Overseas, Ltd., 6.875%, 11/21/2036 (1)	2,000,000	2,057,286

		13,187,928
Machinery-Diversified - 0.4%
CNH Capital LLC, 3.625%, 4/15/2018	3,000,000	3,045,000
Media - 1.6%
CBS Corp., 8.875%, 5/15/2019	500,000	641,308
DIRECTV Holdings LLC, 6.350%, 3/15/2040	5,000,000	5,104,545
NBCUniversal Enterprise, Inc., 0.781%, 4/15/2016 (3) (5) (6)	4,000,000	4,024,720
Time Warner Cable, Inc., 5.875%, 11/15/2040	2,000,000	1,705,998
Time Warner Cable, Inc., 6.750%, 6/15/2039 (1)	1,100,000	1,025,933
Viacom, Inc., 6.125%, 10/5/2017	250,000	287,567

		12,790,071
Mining - 2.9%
Barrick North America Finance LLC, 5.700%, 5/30/2041	5,500,000	4,729,367

Newmont Mining Corp., 4.875%, 3/15/2042 (1)	1,000,000	745,854
Newmont Mining Corp., 6.250%, 10/1/2039 (1)	2,000,000	1,791,816
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	361,933
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	526,890
Southern Copper Corp., 5.250%, 11/8/2042 (1)	2,500,000	2,026,980
Southern Copper Corp., 7.500%, 7/27/2035	3,000,000	3,147,033
Teck Resources, Ltd., 5.400%, 2/1/2043 (1)	1,000,000	905,430
Teck Resources, Ltd., 6.250%, 7/15/2041	6,050,000	5,927,173
Xstrata Finance Canada, Ltd., 6.900%, 11/15/2037 (5) (6)	2,500,000	2,608,933

		22,771,409
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 5.750%, 6/15/2043 (1) (5) (6)	2,900,000	2,989,245
Oil & Gas - 4.4%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	1,000,000	1,080,000
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	1,500,000	1,646,250
Ecopetrol SA, 7.375%, 9/18/2043 (1)	6,000,000	6,513,000
Ecopetrol SA, 7.625%, 7/23/2019	500,000	592,500
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5) (6)	4,500,000	4,573,125
Gazprom OAO Via Gaz Capital SA, 4.950%, 2/6/2028 (5) (6)	100,000	87,500
Gazprom OAO Via Gaz Capital SA, 5.999%, 1/23/2021 (5) (6)	100,000	105,500
Hess Corp., 8.125%, 2/15/2019	250,000	314,477
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5) (6)	3,000,000	2,609,850
Nexen Energy ULC, 5.875%, 3/10/2035 (1)	3,000,000	3,223,365
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (5) (6)	750,000	684,375
Petrobras Global Finance BV, 5.625%, 5/20/2043 (1)	5,700,000	4,736,666
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,367,833
Rowan Cos., Inc., 5.400%, 12/1/2042	3,000,000	2,724,675
Transocean, Inc., 3.800%, 10/15/2022	2,000,000	1,913,206
Transocean, Inc., 7.500%, 4/15/2031	250,000	286,057
Valero Energy Corp., 9.375%, 3/15/2019 (1)	250,000	325,677
Woodside Finance, Ltd., 4.600%, 5/10/2021 (1) (5) (6)	2,000,000	2,117,880

		34,901,936
Oil & Gas Services - 0.0%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	323,947
Packaging & Containers - 0.4%
Ball Corp., 5.000%, 3/15/2022 (1)	3,000,000	2,977,500
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	298,194

		3,275,694
Pharmaceuticals - 1.6%
Endo Health Solutions, Inc., 7.000%, 7/15/2019	5,000,000	5,425,000
Express Scripts Holding Co., 2.650%, 2/15/2017	5,000,000	5,181,595
Merck & Co., Inc., 5.300%, 12/1/2013	1,500,000	1,500,000
Mylan, Inc., 5.400%, 11/29/2043	1,000,000	1,016,770

		13,123,365
Pipelines - 0.8%
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,000,000	1,085,987
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	317,926
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	2,000,000	2,104,276
Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	2,000,000	1,859,866
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	250,000	323,780
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	500,000	423,750

		6,115,585
Real Estate Investment Trusts - 0.9%
EPR Properties, 5.250%, 7/15/2023	1,000,000	993,253
EPR Properties, 5.750%, 8/15/2022	1,000,000	1,032,640
Health Care REIT, Inc., 4.500%, 1/15/2024 (1)	2,500,000	2,496,150
Hospitality Properties Trust, 4.500%, 6/15/2023	1,000,000	976,066
Ventas Realty LP, 4.250%, 3/1/2022 (1)	2,000,000	2,031,710

		7,529,819
Retail - 3.5%
Advance Auto Parts, Inc., 4.500%, 12/1/2023	4,000,000	4,004,512

Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023 (5) (6)	4,000,000	4,082,000
Best Buy Co., Inc., 5.000%, 8/1/2018 (1)	2,000,000	2,090,000
Brinker International, Inc., 3.875%, 5/15/2023	2,000,000	1,845,560
L Brands, Inc., 6.950%, 3/1/2033	2,500,000	2,487,500
L Brands, Inc., 7.600%, 7/15/2037	6,000,000	6,105,000
QVC, Inc., 5.125%, 7/2/2022	250,000	249,288
QVC, Inc., 5.950%, 3/15/2043	2,500,000	2,220,645
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	252,688
Walgreen Co., 0.754%, 3/13/2014 (3)	3,000,000	3,003,294
Walgreen Co., 4.400%, 9/15/2042 (1)	2,000,000	1,787,836

		28,128,323
Sovereign - 0.5%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5) (6)	3,000,000	2,595,000
Republic of Armenia, 6.000%, 9/30/2020 (1) (5) (6)	1,500,000	1,482,750

		4,077,750
Telecommunications - 6.6%
America Movil SAB de C.V., 4.375%, 7/16/2042 (1)	2,500,000	2,099,187
AT&T, Inc., 0.624%, 2/12/2016 (3)	4,000,000	3,988,292
British Telecommunications PLC, 1.378%, 12/20/2013 (3)	1,750,000	1,750,828
CenturyLink, Inc., 7.600%, 9/15/2039	2,000,000	1,825,000
CenturyLink, Inc., 7.650%, 3/15/2042	2,000,000	1,815,000
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	3,500,000	3,662,701
Frontier Communications Corp., 7.875%, 1/15/2027 (1)	2,500,000	2,453,125
Frontier Communications Corp., 8.125%, 10/1/2018 (1)	500,000	580,000
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	506,250
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	3,500,000	3,372,831
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,500,000	3,455,375
Telefonica Emisiones SAU, 3.192%, 4/27/2018	2,500,000	2,554,565
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,530,000	1,832,709
Verizon Communications, Inc., 2.002%, 9/14/2018 (1) (3)	2,000,000	2,107,140
Verizon Communications, Inc., 5.150%, 9/15/2023 (1)	5,000,000	5,346,055
Verizon Communications, Inc., 6.550%, 9/15/2043 (1)	9,000,000	10,278,459
Vodafone Group PLC, 0.623%, 2/19/2016 (1) (3)	4,000,000	4,011,896
Windstream Corp., 7.500%, 6/1/2022 (1)	1,000,000	1,041,250

		52,680,663
Transportation - 0.4%
Burlington Northern Santa Fe LLC, 7.000%, 2/1/2014	2,000,000	2,020,780
FedEx Corp., 8.000%, 1/15/2019	250,000	315,718
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	501,250

		2,837,748
Trucking & Leasing - 0.3%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (1) (5) (6)	2,000,000	2,049,848
Venture Capital - 0.3%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5) (6)	2,500,000	2,316,645

Total Corporate Bonds & Notes (identified cost $430,618,254)		435,113,444

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	337,176

Total Municipals (identified cost $300,000)		337,176

U.S. Government & U.S. Government Agency Obligations - 20.5%

U.S. Treasury Bonds & Notes - 20.5%
0.125%, 1/15/2023 (1)	4,564,665	4,390,459
0.625%, 7/15/2021 (1)	5,194,250	5,374,833
1.375%, 7/15/2018 (1)	5,428,950	5,963,365
1.750%, 1/15/2028 (1)	1,676,445	1,837,082
1.875%, 7/15/2019 (1)	5,482,900	6,196,960
2.000%, 7/31/2020 (1)	10,000,000	10,016,410

2.000%, 2/15/2023 (1)	15,000,000	14,224,215
2.125%, 1/15/2019(1)	4,907,475	5,561,740
2.125%, 8/15/2021	10,000,000	9,900,000
2.250%, 1/31/2015(1)	5,000,000	5,120,995
2.250%, 11/30/2017(1)	10,000,000	10,498,050
2.375%, 9/30/2014(1)	20,000,000	20,367,580
3.500%, 2/15/2039(1)	10,000,000	9,646,090
3.625%, 8/15/2043(1)	7,000,000	6,769,763
4.000%, 2/15/2014(1)	18,000,000	18,144,144
4.000%, 2/15/2015(1)	18,500,000	19,346,227
4.750%, 5/15/2014(1)	10,000,000	10,209,960

Total U.S. Government & U.S. Government Agency Obligations (identified cost $164,651,830)		163,567,873

U.S. Government Agency-Mortgage Securities - 20.1%

Federal Home Loan Mortgage Corporation - 14.0%
3.000%, 11/1/2042(1)	1,912,417	1,840,273
3.000%, 4/1/2043	2,211,871	2,128,431
3.000%, 4/1/2043(1)	2,940,574	2,829,644
3.000%, 4/1/2043(1)	7,755,185	7,462,629
3.000%, 5/1/2043(1)	3,911,021	3,769,594
3.500%, 12/1/2040	1,482,315	1,494,218
3.500%, 12/1/2041	1,546,154	1,558,599
3.500%, 3/1/2042	514,238	518,379
3.500%, 12/1/2042	1,209,167	1,220,300
3.500%, 7/1/2043(1)	7,396,223	7,464,320
3.500%, 9/1/2043(1)	14,890,326	15,027,422
3.500%, 10/1/2043(1)	14,957,110	15,094,820
3.500%, 11/1/2043	15,000,000	15,138,105
4.000%, 4/1/2026	1,112,137	1,181,939
4.000%, 10/1/2031(1)	1,626,500	1,720,931
4.000%, 12/1/2039	1,266,360	1,319,445
4.000%, 12/1/2040	501,244	522,281
4.000%, 12/1/2040(1)	7,140,406	7,437,761
4.000%, 3/1/2041	543,236	565,934
4.000%, 4/1/2041(1)	11,952,101	12,463,460
4.000%, 8/1/2041	353,548	368,403
4.000%, 11/1/2041	1,278,794	1,332,618
4.500%, 9/1/2031	770,756	838,805
4.500%, 3/1/2039	396,034	423,980
4.500%, 5/1/2039(1)	1,368,713	1,461,906
4.500%, 2/1/2040	358,339	382,756
4.500%, 11/1/2040	995,827	1,067,402
4.500%, 2/1/2041(1)	2,061,174	2,201,922
5.000%, 12/1/2022	189,313	205,629
5.000%, 12/1/2035	192,702	208,903
5.000%, 1/1/2038	114,178	123,304
5.000%, 3/1/2038	367,721	397,136
5.000%, 3/1/2038	102,035	110,250
5.000%, 2/1/2039	339,852	367,102
5.000%, 1/1/2040	419,016	456,570
6.000%, 6/1/2037	522,215	573,887
6.000%, 11/1/2037	289,124	317,926
6.000%, 1/1/2038	512,746	563,307

		112,160,291
Federal National Mortgage Association - 5.4%
3.000%, 12/1/2027(1)	1,804,095	1,866,145
3.000%, 3/1/2043(1)	3,894,136	3,762,405
3.500%, 7/1/2032	824,436	848,981
3.500%, 5/1/2042	1,890,847	1,911,399
3.500%, 10/1/2042	1,343,243	1,356,513
3.500%, 10/1/2042(1)	1,797,474	1,817,011
3.500%, 10/1/2042(1)	2,365,969	2,391,685
3.500%, 11/1/2042	926,158	936,225
3.500%, 12/1/2042(1)	1,939,138	1,960,215

3.500%, 1/1/2043 (1)	4,809,644	4,861,578
4.000%, 11/1/2031	1,021,765	1,077,774
4.000%, 11/1/2040	623,622	651,850
4.000%, 1/1/2041	1,070,432	1,117,616
4.000%, 2/1/2041	920,018	961,599
4.000%, 2/1/2041(1)	5,184,817	5,419,715
4.000%, 3/1/2041	326,792	341,205
4.000%, 11/1/2041	1,144,894	1,196,763
4.500%, 6/1/2039(1)	2,020,116	2,172,176
4.500%, 8/1/2041(1)	1,198,220	1,282,609
5.000%, 7/1/2022	873,043	944,580
5.000%, 3/1/2035	724,934	791,923
5.000%, 5/1/2042(1)	1,566,921	1,717,634
5.500%, 2/1/2034	123,387	135,396
5.500%, 7/1/2036	682,214	748,033
5.500%, 8/1/2037(1)	1,291,787	1,414,235
5.500%, 6/1/2038	154,370	169,183
6.000%, 12/1/2038	135,975	149,801
6.000%, 5/1/2039	563,579	624,770
6.500%, 10/1/2037	166,845	185,366
6.500%, 11/1/2037	134,299	144,791

		42,959,176
Government National Mortgage Association - 0.7%
4.000%, 10/15/2040	1,082,928	1,146,347
4.000%, 12/15/2040	1,599,517	1,699,622
4.000%, 4/15/2041	1,438,537	1,529,326
5.500%, 8/20/2038	322,194	340,693
5.500%, 2/15/2039	170,386	187,235
6.000%, 10/15/2038	64,450	71,678
6.000%, 12/15/2038	205,909	228,738
6.000%, 1/15/2039	110,660	123,040

		5,326,679

Total U.S. Government Agency-Mortgage Securities (identified cost $160,786,726)		160,446,146

Short-Term Investments - 45.8%

Collateral Pool Investments for Securities on Loan - 41.7%
Collateral pool allocation (12)		334,131,600
Mutual Funds - 4.1%
BMO Prime Money Market Fund, Class I, 0.012% (10)	32,420,696	32,420,696

Total Short-Term Investments (identified cost $366,552,296)		366,552,296

Total Investments - 142.9% (identified cost $1,139,675,838)		1,142,847,472
Other Assets and Liabilities - (42.9)%		(343,092,825)

Total Net Assets - 100.0%		$799,754,647

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 97.9%

Advertising - 0.2%
MDC Partners, Inc., 6.750%, 4/1/2020 (5) (6)	$214,000	$223,630
Aerospace/Defense - 1.0%
AAR Corp., 7.250%, 1/15/2022	195,000	207,675
AAR Corp., 7.250%, 1/15/2022 (5) (6)	123,000	130,995
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	300,000	323,250
TransDigm, Inc., 5.500%, 10/15/2020	28,000	27,790
TransDigm, Inc., 7.750%, 12/15/2018	277,000	299,160

		988,870
Agriculture - 0.7%
Alliance One International, Inc., 9.875%, 7/15/2021 (5) (6)	256,000	236,800
Vector Group, Ltd., 7.750%, 2/15/2021	463,000	489,623

		726,423
Airlines - 0.5%
United Airlines, Inc., 6.750%, 9/15/2015 (5) (6)	255,000	263,288
United Continental Holdings, Inc., 6.375%, 6/1/2018	276,000	287,730

		551,018
Apparel - 1.0%
Hanesbrands, Inc., 6.375%, 12/15/2020	275,000	301,812
Perry Ellis International, Inc., 7.875%, 4/1/2019	479,000	513,129
Quiksilver, Inc., 7.875%, 8/1/2018 (5) (6)	223,000	241,398

		1,056,339
Auto Manufacturers - 1.6%
Chrysler Group LLC, 8.000%, 6/15/2019	565,000	629,975
Chrysler Group LLC, 8.250%, 6/15/2021	200,000	228,500
Jaguar Land Rover Automotive PLC, 7.750%, 5/15/2018 (5) (6)	300,000	325,500
Navistar International Corp., 8.250%, 11/1/2021	238,000	245,735
Oshkosh Corp., 8.500%, 3/1/2020	192,000	212,640

		1,642,350
Auto Parts & Equipment - 2.6%
American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	139,000	142,475
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	201,000	213,563
Dana Holding Corp., 6.750%, 2/15/2021	320,000	347,200
Goodyear Tire & Rubber Co., 7.000%, 5/15/2022	68,000	73,610
Goodyear Tire & Rubber Co., 8.250%, 8/15/2020	258,000	291,540
Lear Corp., 8.125%, 3/15/2020	240,000	266,400
Meritor, Inc., 6.750%, 6/15/2021	110,000	111,100
Meritor, Inc., 10.625%, 3/15/2018	178,000	192,685
Titan International, Inc., 6.875%, 10/1/2020 (5) (6)	361,000	374,537
TRW Automotive, Inc., 8.875%, 12/1/2017 (5) (6)	260,000	271,539
Visteon Corp., 6.750%, 4/15/2019	311,000	331,992

		2,616,641
Banks - 1.6%
Ally Financial, Inc., 3.500%, 7/18/2016	312,000	321,750
Ally Financial, Inc., 8.000%, 11/1/2031	250,000	299,375
CIT Group, Inc., 4.250%, 8/15/2017	314,000	329,621
CIT Group, Inc., 5.375%, 5/15/2020	52,000	55,770
CIT Group, Inc., 5.500%, 2/15/2019 (5) (6)	564,000	610,530

		1,617,046

Beverages - 0.1%
Constellation Brands, Inc., 7.250%, 9/1/2016	65,000	74,344
Biotechnology - 0.3%
STHI Holding Corp., 8.000%, 3/15/2018 (5) (6)	278,000	300,935
Building Materials - 2.8%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (5) (6)	485,000	525,012
Builders FirstSource, Inc., 7.625%, 6/1/2021 (5) (6)	243,000	252,720
Gibraltar Industries, Inc., 6.250%, 2/1/2021	314,000	324,990
HeidelbergCement Finance Luxembourg SA, 8.500%, 10/31/2019 (11)	205,000	357,113
Interline Brands, Inc., 10.000%, 11/15/2018	231,000	253,523
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	487,290
Texas Industries, Inc., 9.250%, 8/15/2020	321,000	353,902
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	293,318

		2,847,868
Chemicals - 3.2%
Chemtura Corp., 5.750%, 7/15/2021	335,000	340,863
Ferro Corp., 7.875%, 8/15/2018	365,000	388,725
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5) (6)	250,000	260,000
Huntsman International LLC, 8.625%, 3/15/2020	300,000	333,000
Ineos Finance PLC, 7.500%, 5/1/2020 (5) (6)	70,000	77,000
Ineos Finance PLC, 8.375%, 2/15/2019 (5) (6)	215,000	239,725
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	316,500
Olin Corp., 8.875%, 8/15/2019	328,000	360,390
PolyOne Corp., 7.375%, 9/15/2020	216,000	240,300
Tronox Finance LLC, 6.375%, 8/15/2020	362,000	364,262
U.S. Coatings Acquisition, Inc., 7.375%, 5/1/2021 (5) (6)	300,000	319,500

		3,240,265
Coal - 1.1%
CONSOL Energy, Inc., 8.000%, 4/1/2017	74,000	78,533
CONSOL Energy, Inc., 8.250%, 4/1/2020	197,000	215,223
Peabody Energy Corp., 6.250%, 11/15/2021	250,000	256,875
SunCoke Energy Partners LP, 7.375%, 2/1/2020 (5) (6)	172,000	180,600
SunCoke Energy, Inc., 7.625%, 8/1/2019	335,000	362,637

		1,093,868
Commercial Services - 7.1%
ARC Document Solutions, Inc., 10.500%, 12/15/2016	182,000	193,148
Avis Budget Car Rental LLC, 8.250%, 1/15/2019	259,000	283,605
Cardtronics, Inc., 8.250%, 9/1/2018	290,000	313,200
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	327,750
Deluxe Corp., 6.000%, 11/15/2020	174,000	180,525
Deluxe Corp., 7.000%, 3/15/2019	447,000	481,642
DynCorp International, Inc., 10.375%, 7/1/2017	225,000	232,312
FTI Consulting, Inc., 6.000%, 11/15/2022	58,000	59,160
FTI Consulting, Inc., 6.750%, 10/1/2020	316,000	338,910
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	275,880
H&E Equipment Services, Inc., 7.000%, 9/1/2022	408,000	447,780
Hertz Corp., 6.750%, 4/15/2019	63,000	68,198
Hertz Corp., 7.500%, 10/15/2018	300,000	325,500
Iron Mountain, Inc., 5.750%, 8/15/2024	170,000	159,800
Iron Mountain, Inc., 7.750%, 10/1/2019	250,000	278,750
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (5) (6)	238,000	258,230
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	436,720
PHH Corp., 6.375%, 8/15/2021	216,000	218,430
PHH Corp., 7.375%, 9/1/2019	118,000	128,030
Rent-A-Center, Inc., 4.750%, 5/1/2021	50,000	47,125
Rent-A-Center, Inc., 6.625%, 11/15/2020	205,000	217,812
RR Donnelley & Sons Co., 7.000%, 2/15/2022	172,000	183,180
RR Donnelley & Sons Co., 8.600%, 8/15/2016	300,000	348,750
Service Corp. International, 5.375%, 1/15/2022 (5) (6)	42,000	42,525
Sotheby’s, 5.250%, 10/1/2022 (5) (6)	280,000	267,400
United Rentals North America, Inc., 6.125%, 6/15/2023	34,000	35,360
United Rentals North America, Inc., 7.375%, 5/15/2020	33,000	37,043
United Rentals North America, Inc., 7.625%, 4/15/2022	110,000	123,750

United Rentals North America, Inc., 8.250%, 2/1/2021	57,000	65,123
United Rentals North America, Inc., 8.375%, 9/15/2020	300,000	336,000
United Rentals North America, Inc., 9.250%, 12/15/2019	25,000	28,031
Valassis Communications, Inc., 6.625%, 2/1/2021	414,000	415,035

		7,154,704
Computers - 0.7%
Seagate HDD Cayman, 7.000%, 11/1/2021	397,000	441,662
SunGard Data Systems, Inc., 7.375%, 11/15/2018	250,000	265,313

		706,975
Cosmetics/Personal Care - 1.1%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (5) (6)	292,000	302,220
Elizabeth Arden, Inc., 7.375%, 3/15/2021	359,000	393,554
Revlon Consumer Products Corp., 5.750%, 2/15/2021 (5) (6)	375,000	373,125

		1,068,899
Diversified Financial Services - 2.2%
Aircastle, Ltd., 6.250%, 12/1/2019	74,000	80,290
Aircastle, Ltd., 7.625%, 4/15/2020	185,000	209,975
Aircastle, Ltd., 9.750%, 8/1/2018	246,000	271,215
International Lease Finance Corp., 4.625%, 4/15/2021	225,000	218,109
International Lease Finance Corp., 6.250%, 5/15/2019	250,000	274,688
International Lease Finance Corp., 8.875%, 9/1/2017	252,000	302,400
National Money Mart Co., 10.375%, 12/15/2016	460,000	478,400
Outerwall, Inc., 6.000%, 3/15/2019	358,000	358,895

		2,193,972
Electric - 2.2%
AES Corp., 7.375%, 7/1/2021	42,000	47,670
AES Corp., 8.000%, 10/15/2017	300,000	353,250
Atlantic Power Corp., 9.000%, 11/15/2018	159,000	163,770
Calpine Corp., 7.500%, 2/15/2021 (5) (6)	574,000	628,530
GenOn Energy, Inc., 7.875%, 6/15/2017	132,000	146,850
GenOn Energy, Inc., 9.500%, 10/15/2018	381,000	441,007
NRG Energy, Inc., 6.625%, 3/15/2023	146,000	150,380
NRG Energy, Inc., 8.250%, 9/1/2020	300,000	335,250

		2,266,707
Electrical Components & Equipment - 1.1%
Anixter, Inc., 5.625%, 5/1/2019	297,000	310,365
Belden, Inc., 5.500%, 9/1/2022 (5) (6)	419,000	412,715
General Cable Corp., 6.500%, 10/1/2022 (5) (6)	361,000	359,195
WESCO Distribution, Inc., 5.375%, 12/15/2021 (5) (6)	48,000	48,480

		1,130,755
Engineering & Construction - 0.9%
Abengoa Finance SAU, 8.875%, 11/1/2017 (5) (6)	200,000	213,000
Dycom Investments, Inc., 7.125%, 1/15/2021	333,000	355,478
MasTec, Inc., 4.875%, 3/15/2023	264,000	251,460
Tutor Perini Corp., 7.625%, 11/1/2018	34,000	36,635

		856,573
Entertainment - 1.9%
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	219,500
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (5) (6)	227,000	242,323
National CineMedia LLC, 7.875%, 7/15/2021	502,000	554,710
Penn National Gaming, Inc., 5.875%, 11/1/2021 (5) (6)	158,000	155,630
Regal Entertainment Group, 5.750%, 2/1/2025	88,000	84,040
Regal Entertainment Group, 9.125%, 8/15/2018	250,000	274,375
Scientific Games International, Inc., 6.250%, 9/1/2020	139,000	143,604
Speedway Motorsports, Inc., 6.750%, 2/1/2019	261,000	278,617

		1,952,799
Environmental Control - 0.1%
Darling International, Inc., 8.500%, 12/15/2018	68,000	75,310
Food - 3.6%
ARAMARK Corp., 5.750%, 3/15/2020 (5) (6)	477,000	499,658

Chiquita Brands International, Inc., 7.875%, 2/1/2021 (5) (6)	359,000	385,476
Dean Holding Co., 6.900%, 10/15/2017	600,000	657,000
Del Monte Corp., 7.625%, 2/15/2019	575,000	600,875
JBS USA LLC, 7.250%, 6/1/2021 (5) (6)	505,000	527,725
JBS USA LLC, 8.250%, 2/1/2020 (5) (6)	184,000	199,640
Post Holdings, Inc., 7.375%, 2/15/2022	182,000	193,830
Smithfield Foods, Inc., 7.750%, 7/1/2017	380,000	444,600
Sun Merger Sub, Inc., 5.875%, 8/1/2021 (5) (6)	20,000	20,750
TreeHouse Foods, Inc., 7.750%, 3/1/2018	135,000	142,425

		3,671,979
Forest Products & Paper - 1.2%
Clearwater Paper Corp., 7.125%, 11/1/2018	333,000	359,640
Exopack Holdings SA, 7.875%, 11/1/2019 (5) (6)	250,000	252,500
PH Glatfelter Co., 5.375%, 10/15/2020	118,000	119,770
Sappi Papier Holding GmbH, 6.625%, 4/15/2021 (5) (6)	200,000	197,000
Sappi Papier Holding GmbH, 7.750%, 7/15/2017 (5) (6)	300,000	327,750

		1,256,660
Healthcare-Products - 1.0%
Alere, Inc., 6.500%, 6/15/2020	55,000	56,650
Hanger, Inc., 7.125%, 11/15/2018	262,000	282,305
Physio-Control International, Inc., 9.875%, 1/15/2019 (5) (6)	225,000	253,125
Teleflex, Inc., 6.875%, 6/1/2019	400,000	422,000

		1,014,080
Healthcare-Services - 4.2%
Acadia Healthcare Co., Inc., 6.125%, 3/15/2021 (5) (6)	174,000	180,525
CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	471,000	514,567
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020	300,000	322,500
Gentiva Health Services, Inc., 11.500%, 9/1/2018	250,000	260,625
HCA, Inc., 5.875%, 3/15/2022	123,000	127,920
HCA, Inc., 7.500%, 2/15/2022	225,000	250,875
Health Management Associates, Inc., 7.375%, 1/15/2020	496,000	558,000
HealthSouth Corp., 8.125%, 2/15/2020	446,000	492,830
Kindred Healthcare, Inc., 8.250%, 6/1/2019	325,000	348,562
LifePoint Hospitals, Inc., 5.500%, 12/1/2021 (4) (5) (6)	200,000	201,500
Select Medical Corp., 6.375%, 6/1/2021	365,000	352,225
Tenet Healthcare Corp., 6.750%, 2/1/2020	154,000	159,968
Tenet Healthcare Corp., 8.000%, 8/1/2020	320,000	349,600
Tenet Healthcare Corp., 8.125%, 4/1/2022	86,000	93,525
WellCare Health Plans, Inc., 5.750%, 11/15/2020	60,000	61,950

		4,275,172
Home Builders - 1.3%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (5) (6)	213,000	213,000
KB Home, 7.500%, 9/15/2022	54,000	57,105
KB Home, 8.000%, 3/15/2020	186,000	205,995
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	298,375
Ryland Group, Inc., 5.375%, 10/1/2022	119,000	114,538
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	276,807
Taylor Morrison Communities, Inc., 5.250%, 4/15/2021 (5) (6)	155,000	149,963

		1,315,783
Home Furnishings - 0.5%
Tempur Sealy International, Inc., 6.875%, 12/15/2020	457,000	495,845
Household Products/Wares - 2.0%
American Greetings Corp., 7.375%, 12/1/2021	208,000	210,080
Central Garden and Pet Co., 8.250%, 3/1/2018	240,000	243,600
Jarden Corp., 7.500%, 5/1/2017	117,000	136,012
Jarden Corp., 7.500%, 1/15/2020	350,000	380,625
Prestige Brands, Inc., 8.125%, 2/1/2020	412,000	459,895
Spectrum Brands Escrow Corp., 6.375%, 11/15/2020 (5) (6)	28,000	29,890
Spectrum Brands Escrow Corp., 6.625%, 11/15/2022 (5) (6)	14,000	14,945
Spectrum Brands, Inc., 6.750%, 3/15/2020	492,000	530,130

		2,005,177

Internet - 1.2%
CyrusOne LP, 6.375%, 11/15/2022	241,000	248,230
Equinix, Inc., 7.000%, 7/15/2021	350,000	384,563
IAC/InterActiveCorp, 4.750%, 12/15/2022	53,000	49,290
Netflix, Inc., 5.375%, 2/1/2021 (5) (6)	505,000	516,362

		1,198,445
Iron/Steel - 1.9%
APERAM, 7.375%, 4/1/2016 (5) (6)	250,000	259,375
ArcelorMittal, 6.125%, 6/1/2018	270,000	294,300
ArcelorMittal, 6.750%, 2/25/2022	106,000	115,408
ArcelorMittal, 7.500%, 10/15/2039	260,000	254,800
Commercial Metals Co., 7.350%, 8/15/2018	271,000	310,295
Steel Dynamics, Inc., 6.375%, 8/15/2022	27,000	29,498
Steel Dynamics, Inc., 7.625%, 3/15/2020	255,000	278,587
United States Steel Corp., 6.875%, 4/1/2021	373,000	390,717

		1,932,980
Leisure Time - 1.0%
Brunswick Corp., 4.625%, 5/15/2021 (5) (6)	119,000	113,645
Brunswick Corp., 7.375%, 9/1/2023	202,000	216,645
NCL Corp., Ltd., 5.000%, 2/15/2018	364,000	374,920
Royal Caribbean Cruises, Ltd., 7.250%, 6/15/2016	300,000	339,750

		1,044,960
Lodging - 1.7%
Marina District Finance Co., Inc., 9.500%, 10/15/2015	473,000	497,241
Marina District Finance Co., Inc., 9.875%, 8/15/2018	60,000	65,625
MGM Resorts International, 6.625%, 12/15/2021	465,000	489,994
MGM Resorts International, 6.750%, 10/1/2020	38,000	40,945
MGM Resorts International, 7.750%, 3/15/2022	243,000	270,945
MGM Resorts International, 8.625%, 2/1/2019	109,000	128,892
Wynn Las Vegas LLC, 5.375%, 3/15/2022	50,000	51,125
Wynn Las Vegas LLC, 7.750%, 8/15/2020	150,000	168,000

		1,712,767
Machinery-Construction & Mining - 0.2%
Terex Corp., 6.000%, 5/15/2021	161,000	167,038
Media - 3.4%
Block Communications, Inc., 7.250%, 2/1/2020 (5) (6)	337,000	358,905
Cablevision Systems Corp., 5.875%, 9/15/2022	125,000	121,563
Cablevision Systems Corp., 8.000%, 4/15/2020	358,000	400,960
CCO Holdings LLC, 5.125%, 2/15/2023	100,000	94,000
CCO Holdings LLC, 7.375%, 6/1/2020	380,000	415,150
CCO Holdings LLC, 8.125%, 4/30/2020	300,000	329,250
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	17,000	17,850
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	116,000	122,960
DISH DBS Corp., 7.875%, 9/1/2019	225,000	261,562
Gannett Co., Inc., 5.125%, 10/15/2019 (5) (6)	69,000	71,329
Gray Television, Inc., 7.500%, 10/1/2020 (5) (6)	195,000	206,212
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	301,000	319,812
Sinclair Television Group, Inc., 6.375%, 11/1/2021 (5) (6)	202,000	208,565
Sirius XM Radio, Inc., 5.875%, 10/1/2020 (5) (6)	485,000	501,369

		3,429,487
Mining - 0.7%
FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/2015 (5) (6)	440,000	456,775
Hecla Mining Co., 6.875%, 5/1/2021 (5) (6)	220,000	214,500

		671,275
Miscellaneous Manufacturing - 0.6%
Bombardier, Inc., 6.125%, 1/15/2023 (5) (6)	211,000	211,000
Koppers, Inc., 7.875%, 12/1/2019	359,000	391,310

		602,310
Office Furnishings - 0.3%
Interface, Inc., 7.625%, 12/1/2018	303,000	326,483

Oil & Gas - 9.1%
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021 (5) (6)	297,000	282,150
Berry Petroleum Co., 6.750%, 11/1/2020	152,000	158,840
Bill Barrett Corp., 7.000%, 10/15/2022	80,000	82,200
Bill Barrett Corp., 7.625%, 10/1/2019	300,000	323,250
Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	290,000	308,125
BreitBurn Energy Partners LP, 7.875%, 4/15/2022	55,000	56,513
BreitBurn Energy Partners LP, 8.625%, 10/15/2020	331,000	355,825
Calumet Specialty Products Partners LP, 7.625%, 1/15/2022 (5) (6)	84,000	84,840
Calumet Specialty Products Partners LP, 9.375%, 5/1/2019	286,000	318,175
Chesapeake Energy Corp., 6.125%, 2/15/2021	14,000	15,120
Chesapeake Energy Corp., 6.625%, 8/15/2020	318,000	357,750
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019	243,000	255,150
Cimarex Energy Co., 5.875%, 5/1/2022	126,000	133,560
Comstock Resources, Inc., 7.750%, 4/1/2019	116,000	122,380
Concho Resources, Inc., 6.500%, 1/15/2022	379,000	412,162
Denbury Resources, Inc., 6.375%, 8/15/2021	175,000	187,688
Energy XXI Gulf Coast, Inc., 7.500%, 12/15/2021 (5) (6)	104,000	109,460
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	220,000	236,500
EP Energy LLC, 9.375%, 5/1/2020	230,000	265,650
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	392,755
EXCO Resources, Inc., 7.500%, 9/15/2018	250,000	245,000
Frontier Oil Corp., 6.875%, 11/15/2018	262,000	282,960
Gulfport Energy Corp., 7.750%, 11/1/2020	276,000	296,700
Halcon Resources Corp., 8.875%, 5/15/2021	127,000	129,540
Hercules Offshore, Inc., 7.125%, 4/1/2017 (5) (6)	169,000	180,830
Hercules Offshore, Inc., 7.500%, 10/1/2021 (5) (6)	95,000	100,225
Linn Energy LLC, 7.000%, 11/1/2019 (5) (6)	69,000	69,000
Linn Energy LLC, 7.750%, 2/1/2021	384,000	400,320
Linn Energy LLC, 8.625%, 4/15/2020	210,000	225,750
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	250,038
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (5) (6)	81,000	87,480
Oasis Petroleum, Inc., 6.875%, 1/15/2023	205,000	221,400
Parker Drilling Co., 9.125%, 4/1/2018	262,000	281,322
Plains Exploration & Production Co., 6.750%, 2/1/2022	205,000	224,141
QEP Resources, Inc., 6.875%, 3/1/2021	247,000	263,672
SandRidge Energy, Inc., 7.500%, 3/15/2021	292,000	307,330
SandRidge Energy, Inc., 7.500%, 2/15/2023	104,000	106,600
Stone Energy Corp., 7.500%, 11/15/2022	40,000	42,000
Swift Energy Co., 7.875%, 3/1/2022	301,000	302,505
Unit Corp., 6.625%, 5/15/2021	404,000	426,220
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	280,800

		9,181,926
Oil & Gas Services - 2.4%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5) (6)	373,000	379,527
CGG, 6.500%, 6/1/2021	300,000	309,750
Hornbeck Offshore Services, Inc., 5.000%, 3/1/2021	50,000	49,500
Key Energy Services, Inc., 6.750%, 3/1/2021	168,000	172,620
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5) (6)	250,000	268,750
Pioneer Energy Services Corp., 9.875%, 3/15/2018	265,000	284,875
Seitel, Inc., 9.500%, 4/15/2019	194,000	197,880
SESI LLC, 6.375%, 5/1/2019	245,000	262,150
SESI LLC, 7.125%, 12/15/2021	150,000	167,250
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5) (6)	261,000	278,618

		2,370,920
Packaging & Containers - 2.5%
AEP Industries, Inc., 8.250%, 4/15/2019	424,000	457,920
Ardagh Packaging Finance PLC, 7.000%, 11/15/2020 (5) (6)	400,000	403,000
Berry Plastics Corp., 9.500%, 5/15/2018	317,000	343,945
Greif, Inc., 6.750%, 2/1/2017	265,000	295,144
Greif, Inc., 7.750%, 8/1/2019	100,000	114,000
Sealed Air Corp., 8.125%, 9/15/2019 (5) (6)	55,000	62,287
Sealed Air Corp., 8.375%, 9/15/2021 (5) (6)	300,000	345,000
Silgan Holdings, Inc., 5.000%, 4/1/2020	465,000	465,000

		2,486,296

Pharmaceuticals - 1.9%
Endo Health Solutions, Inc., 7.000%, 12/15/2020	47,000	50,878
Endo Health Solutions, Inc., 7.250%, 1/15/2022	425,000	462,187
Grifols, Inc., 8.250%, 2/1/2018	340,000	365,925
NBTY, Inc., 9.000%, 10/1/2018	369,000	407,745
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (5) (6)	150,000	161,625
Valeant Pharmaceuticals International, 7.250%, 7/15/2022 (5) (6)	100,000	108,250
Warner Chilcott Co. LLC, 7.750%, 9/15/2018	284,000	310,625

		1,867,235
Pipelines - 3.4%
Access Midstream Partners LP, 5.875%, 4/15/2021	235,000	252,625
Atlas Pipeline Partners LP, 6.625%, 10/1/2020	362,000	385,530
Copano Energy LLC, 7.125%, 4/1/2021	219,000	251,783
Crosstex Energy LP, 8.875%, 2/15/2018	125,000	132,031
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	268,000	277,380
El Paso LLC, 7.250%, 6/1/2018	250,000	285,592
Genesis Energy LP, 7.875%, 12/15/2018	320,000	346,400
Holly Energy Partners LP, 6.500%, 3/1/2020	42,000	44,205
Holly Energy Partners LP, 8.250%, 3/15/2018	300,000	319,500
MarkWest Energy Partners LP, 6.500%, 8/15/2021	413,000	448,105
Penn Virginia Resource Partners LP, 8.250%, 4/15/2018	214,000	227,910
Regency Energy Partners LP, 5.750%, 9/1/2020	229,000	239,305
Targa Resources Partners LP, 6.375%, 8/1/2022	188,000	201,865
Targa Resources Partners LP, 7.875%, 10/15/2018	50,000	54,500

		3,466,731
Real Estate Investment Trusts - 1.1%
iStar Financial, Inc., 7.125%, 2/15/2018	220,000	243,100
MPT Operating Partnership LP, 6.375%, 2/15/2022	159,000	164,565
MPT Operating Partnership LP, 6.875%, 5/1/2021	298,000	321,095
Potlatch Corp., 7.500%, 11/1/2019	344,000	390,440

		1,119,200
Retail - 5.7%
AmeriGas Finance LLC, 6.750%, 5/20/2020	130,000	142,350
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,700
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	266,250
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	516,000	583,080
Brown Shoe Co., Inc., 7.125%, 5/15/2019	364,000	387,660
Claire’s Stores, Inc., 7.750%, 6/1/2020 (5) (6)	69,000	69,345
Claire’s Stores, Inc., 8.875%, 3/15/2019	98,000	107,555
Claire’s Stores, Inc., 9.000%, 3/15/2019 (5) (6)	256,000	287,680
Dillard’s, Inc., 7.130%, 8/1/2018	491,000	564,650
L Brands, Inc., 5.625%, 2/15/2022	137,000	141,795
L Brands, Inc., 7.000%, 5/1/2020	300,000	339,000
Pantry, Inc., 8.375%, 8/1/2020	266,000	285,285
Penske Automotive Group, Inc., 5.750%, 10/1/2022	236,000	239,540
PVH Corp., 7.375%, 5/15/2020	440,000	482,900
Ruby Tuesday, Inc., 7.625%, 5/15/2020	425,000	401,625
Sally Holdings LLC, 6.875%, 11/15/2019	300,000	333,375
Sears Holdings Corp., 6.625%, 10/15/2018	618,000	579,375
Sonic Automotive, Inc., 5.000%, 5/15/2023	103,000	96,305
Sonic Automotive, Inc., 7.000%, 7/15/2022	161,000	175,087
Suburban Propane Partners LP, 7.500%, 10/1/2018	261,000	281,554

		5,773,111
Semiconductors - 0.8%
Advanced Micro Devices, Inc., 7.500%, 8/15/2022	52,000	50,310
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	500,000	523,750
Amkor Technology, Inc., 6.375%, 10/1/2022	268,000	272,020

		846,080
Software - 0.6%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (5) (6)	336,000	349,860
MedAssets, Inc., 8.000%, 11/15/2018	222,000	240,315

		590,175

Storage/Warehousing - 0.3%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	301,240
Telecommunications - 9.7%
CenturyLink, Inc., 5.625%, 4/1/2020	468,000	478,530
CenturyLink, Inc., 5.800%, 3/15/2022	283,000	280,877
Cincinnati Bell, Inc., 8.375%, 10/15/2020	135,000	146,813
Cincinnati Bell, Inc., 8.750%, 3/15/2018	264,000	280,170
DigitalGlobe, Inc., 5.250%, 2/1/2021 (5) (6)	222,000	217,560
EarthLink, Inc., 7.375%, 6/1/2020	168,000	168,840
EarthLink, Inc., 8.875%, 5/15/2019	426,000	421,740
Fairpoint Communications, Inc., 8.750%, 8/15/2019 (5) (6)	250,000	261,875
Frontier Communications Corp., 7.125%, 1/15/2023	273,000	282,555
Frontier Communications Corp., 8.250%, 4/15/2017	250,000	292,187
Frontier Communications Corp., 9.250%, 7/1/2021	254,000	299,720
GCI, Inc., 6.750%, 6/1/2021	109,000	105,185
GCI, Inc., 8.625%, 11/15/2019	300,000	320,250
Hughes Satellite Systems Corp., 6.500%, 6/15/2019	79,000	85,123
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	300,000	332,250
Inmarsat Finance PLC, 7.375%, 12/1/2017 (5) (6)	200,000	209,000
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023 (5) (6)	96,000	92,280
Intelsat Jackson Holdings SA, 8.500%, 11/1/2019	250,000	275,312
Intelsat Luxembourg SA, 7.750%, 6/1/2021 (5) (6)	176,000	185,020
Level 3 Financing, Inc., 6.125%, 1/15/2021 (5) (6)	193,000	196,377
Level 3 Financing, Inc., 8.125%, 7/1/2019	197,000	217,192
Level 3 Financing, Inc., 8.625%, 7/15/2020	258,000	290,250
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	330,000	350,625
MetroPCS Wireless, Inc., 7.875%, 9/1/2018	100,000	108,250
SBA Communications Corp., 5.625%, 10/1/2019	27,000	27,878
SBA Telecommunications, Inc., 5.750%, 7/15/2020	41,000	42,948
SBA Telecommunications, Inc., 8.250%, 8/15/2019	250,000	271,250
Sprint Capital Corp., 6.875%, 11/15/2028	50,000	47,750
Sprint Corp., 6.000%, 11/15/2022	149,000	148,627
Sprint Corp., 7.000%, 3/1/2020 (5) (6)	103,000	115,103
Sprint Corp., 7.000%, 8/15/2020	675,000	729,000
Sprint Corp., 9.000%, 11/15/2018 (5) (6)	264,000	320,100
T-Mobile USA, Inc., 6.125%, 1/15/2022	81,000	82,721
T-Mobile USA, Inc., 6.633%, 4/28/2021	80,000	84,100
ViaSat, Inc., 6.875%, 6/15/2020	576,000	609,120
Virgin Media Finance PLC, 8.375%, 10/15/2019	75,000	82,031
West Corp., 7.875%, 1/15/2019	175,000	190,094
Wind Acquisition Finance SA, 7.250%, 2/15/2018 (5) (6)	235,000	247,925
Wind Acquisition Finance SA, 11.750%, 7/15/2017 (5) (6)	400,000	425,500
Windstream Corp., 7.750%, 10/1/2021	350,000	375,375
Windstream Corp., 7.875%, 11/1/2017	125,000	144,063

		9,841,566
Transportation - 1.6%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	220,000	239,800
Era Group, Inc., 7.750%, 12/15/2022	288,000	296,640
Gulfmark Offshore, Inc., 6.375%, 3/15/2022	469,000	478,380
Martin Midstream Partners LP, 8.875%, 4/1/2018	348,000	370,620
PHI, Inc., 8.625%, 10/15/2018	257,000	277,560

		1,663,000

Total Corporate Bonds & Notes (identified cost $95,090,955)		99,014,212

Short-Term Investments - 0.7%

Mutual Funds - 0.7%
BMO Prime Money Market Fund, Class I, 0.012% (10)	683,556	683,556

Total Short-Term Investments (identified cost $683,556)		683,556

Total Investments - 98.6% (identified cost $95,774,511)	99,697,768
Other Assets and Liabilities - 1.4%	1,394,399

Total Net Assets - 100.0%	$101,092,167

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Principal Amount	Value
Municipals - 13.1%

Arizona - 2.0%
Maricopa County Industrial Development Authority, FNMA, 0.050%, 9/15/2035 (3)	$11,675,000	$11,675,000
California - 5.7%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.070%, 7/15/2035 (3) (7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.050%, 12/15/2037 (3) (7)	12,000,000	12,000,000
City of Concord, FHLMC, 0.070%, 12/1/2016 (3) (7)	4,010,000	4,010,000
Santa Cruz Redevelopment Agency, FNMA, 0.050%, 8/15/2035 (3) (7)	12,000,000	12,000,000

		33,010,000
Federal Home Loan Mortgage Corporation - 3.0%
Federal Home Loan Mortgage Corp., 0.080%, 9/15/2038 (3) (7)	5,225,000	5,225,000
Federal Home Loan Mortgage Corp., 0.090%, 7/15/2050 (3) (7)	11,695,000	11,695,000

		16,920,000
Maryland - 2.4%
Prince Georges County Housing Authority, FHLMC, 0.070%, 2/1/2040 (3) (7)	13,900,000	13,900,000

Total Municipals		75,505,000

Repurchase Agreements - 61.5%
Agreement with Barclays Capital, Inc., 0.050%, dated 11/29/2013, to be repurchased at $25,000,104 on 12/2/2013, collateralized by a U.S. Government Treasury Agency Obligation with a maturity of 5/29/2014, with a market value of $25,500,078	25,000,000	25,000,000
Agreement with Deutsche Bank Securities, Inc., 0.090%, dated 11/29/2013, to be repurchased at $110,000,825 on 12/2/2013, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2043, with a market value of $111,849,692	110,000,000	110,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/29/2013, to be repurchased at $34,115,501 on 12/2/2013, collateralized by a U.S. Government Treasury Agency Obligation with a maturity of 8/15/2016, with a market value of $34,801,156	34,115,501	34,115,501
Agreement with Goldman Sachs Group, Inc., 0.080%, dated 11/29/2013, to be repurchased at $80,000,533 on 12/2/2013, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2043, with a market value of $81,350,478	80,000,000	80,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.070%, dated 11/27/2013, to be repurchased at $50,000,681 on 12/4/2013, collateralized by a U.S. Government Agency Obligations with a maturity of 4/21/2014, with a market value of $51,000,675	50,000,000	50,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.090%, dated 11/29/2013, to be repurchased at $55,000,413 on 12/2/2013, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2020, with a market value of $56,100,838	55,000,000	55,000,000

Total Repurchase Agreements		354,115,501

U.S. Government & U.S. Government Agency Obligations - 25.4%

Federal Home Loan Bank - 18.2%
0.055%, 1/6/2014 (9)	12,000,000	11,999,303
0.100%, 4/4/2014 (9)	10,000,000	9,996,556
0.100%, 4/10/2014	10,000,000	9,999,238
0.100%, 5/1/2014 (9)	2,600,000	2,598,907
0.125%, 2/25/2014	10,000,000	9,998,299
0.125%, 5/20/2014	5,000,000	4,999,131
0.125%, 6/11/2014	5,000,000	4,998,627
0.125%, 7/25/2014	5,000,000	4,998,131
0.139%, 6/5/2014 (3)	10,000,000	9,998,961
0.140%, 5/20/2014	5,000,000	4,999,723
0.160%, 1/2/2014 (9)	3,244,000	3,243,539
0.160%, 6/30/2014	5,000,000	4,999,637
0.220%, 11/3/2014	10,000,000	10,004,364
0.250%, 7/25/2014	7,000,000	7,000,000

0.250%, 10/30/2014	5,000,000	5,000,000

		104,834,416
Federal Home Loan Mortgage Corporation - 4.3%
0.139%, 1/15/2014(9)	5,500,000	5,499,044
0.150%, 4/7/2014(9)	1,600,000	1,599,160
0.375%, 4/28/2014	6,250,000	6,254,645
0.500%, 9/19/2014	7,900,000	7,920,009
1.000%, 8/27/2014	3,190,000	3,209,014

		24,481,872
Federal National Mortgage Association - 2.9%
0.045%, 1/15/2014(9)	3,260,000	3,259,817
0.150%, 4/9/2014(9)	6,900,000	6,896,320
1.350%, 3/21/2014	2,000,000	2,007,055
2.750%, 2/5/2014	4,360,000	4,379,904

		16,543,096

Total U.S. Government & U.S. Government Agency Obligations		145,859,384

Total Investments - 100.0% (at amortized cost)		575,479,885
Other Assets and Liabilities - 0.0%		81,722

Total Net Assets - 100.0%		$575,561,607

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 100.9%

Alabama - 4.5%
Chatom Industrial Development Board, 0.550%, 12/1/2024 (3)	$16,000,000	$16,000,000
Chatom Industrial Development Board, 0.600%, 8/1/2037 (3)	14,700,000	14,700,000
Columbia Industrial Development Board, 0.070%, 10/1/2022 (3)	6,000,000	6,000,000

		36,700,000
California - 5.7%
Deutsche Bank Spears/Lifers Trust, 0.150%, 12/1/2031 (3)	1,895,000	1,895,000
Deutsche Bank Spears/Lifers Trust, 0.150%, 2/1/2038 (3)	2,095,000	2,095,000
Deutsche Bank Spears/Lifers Trust, 0.200%, 8/1/2030 (3) (5) (6)	6,057,000	6,057,000
Deutsche Bank Spears/Lifers Trust, 0.200%, 8/1/2042 (3) (5) (6)	17,700,000	17,700,000
State of California, 0.120%, 3/1/2035 (3) (5) (6)	18,750,000	18,750,000

		46,497,000
Colorado - 5.2%
Colorado Educational & Cultural Facilities Authority, 0.050%, 8/1/2037 (3)	9,180,000	9,180,000
Colorado Educational & Cultural Facilities Authority, 0.250%, 3/1/2035 (3)	11,000,000	11,000,000
Colorado Health Facilities Authority, 0.110%, 1/1/2035 (3)	9,610,000	9,610,000
Colorado Housing & Finance Authority, 0.060%, 4/1/2038 (3)	6,940,000	6,940,000
Puttable Floating Option Tax-Exempt Receipts, 0.400%, 12/1/2028 (3)	5,700,000	5,700,000

		42,430,000
District of Columbia - 0.2%
District of Columbia, 0.200%, 3/1/2026 (3)	1,890,000	1,890,000
Florida - 14.1%
City of Gulf Breeze, 1.000%, 12/1/2013 (3)	14,970,000	14,970,000
City of West Palm Beach, 0.270%, 10/1/2038 (3)	30,000,000	30,000,000
County of Brevard, 0.200%, 10/1/2019 (3)	1,605,000	1,605,000
County of St. Lucie, 0.080%, 9/1/2028 (3)	3,000,000	3,000,000
Eclipse Funding Trust, 0.050%, 4/1/2037 (3) (5) (6)	2,220,000	2,220,000
Highlands County Health Facilities Authority, 0.040%, 11/15/2037 (3)	12,000,000	12,000,000
Jacksonville Pollution Control, 0.180%, 1/23/2014	28,300,000	28,300,000
JP Morgan Chase Putters/Drivers Trust, 0.080%, 8/22/2014 (3) (5) (6)	10,000,000	10,000,000
JP Morgan Chase Putters/Drivers Trust, 0.150%, 11/1/2015 (3) (5) (6)	7,400,000	7,400,000
Putnam County Development Authority, 0.070%, 9/1/2024 (3)	4,400,000	4,400,000

		113,895,000
Georgia - 0.7%
Columbia County Development Authority, 0.150%, 8/1/2018 (3)	1,600,000	1,600,000
Savannah Economic Development Authority, 0.090%, 1/1/2016 (3)	4,085,000	4,085,000

		5,685,000
Idaho - 1.8%
Idaho Housing & Finance Association, 0.050%, 7/1/2030 (3)	9,935,000	9,935,000
Idaho Housing & Finance Association, FHLMC, 0.070%, 9/1/2044 (3)	4,950,000	4,950,000

		14,885,000
Illinois - 9.6%
Deutsche Bank Spears/Lifers Trust, 0.130%, 12/1/2030 (3)	10,465,000	10,465,000
Deutsche Bank Spears/Lifers Trust, 0.150%, 1/1/2026 (3) (5) (6)	25,755,000	25,755,000
Illinois Finance Authority, 0.070%, 5/1/2038 (3)	13,250,000	13,250,000
Illinois Housing Development Authority, 0.090%, 8/1/2042 (3)	8,390,000	8,390,000
Jackson-Union Counties Regional Port District, 0.060%, 4/1/2024 (3)	2,300,000	2,300,000
Phoenix Realty Special Account-U LP, 0.170%, 4/1/2020 (3)	8,075,000	8,075,000
State of Illinois, 0.060%, 10/1/2033 (3)	8,000,000	8,000,000
Village of McCook, 0.080%, 12/1/2021 (3)	1,700,000	1,700,000

		77,935,000

Indiana - 2.8%
Barclays Capital Municipal Trust Receipts, 0.150%, 4/1/2030 (3) (5) (6)	7,770,000	7,770,000
County of Posey, 0.550%, 4/10/2014 (3)	15,000,000	15,000,000

		22,770,000
Iowa - 1.6%
Iowa Finance Authority, 0.100%, 2/1/2027 (3)	3,250,000	3,250,000
Iowa Finance Authority, 0.100%, 12/1/2042 (3)	10,000,000	10,000,000

		13,250,000
Kansas - 1.1%
City of Burlington, 0.370%, 12/2/2013	4,000,000	4,000,000
City of Burlington, 0.370%, 12/2/2013	4,695,000	4,695,000

		8,695,000
Kentucky - 1.8%
County of Mason, 0.300%, 10/15/2014 (3)	4,000,000	4,000,000
County of Mason, 0.300%, 10/15/2014 (3)	2,675,000	2,675,000
Hardin County Water District No. 1, 0.050%, 9/1/2022 (3)	2,630,000	2,630,000
Louisville & Jefferson County Metropolitan Sewer District, 2.000%, 12/4/2013	5,000,000	5,000,641

		14,305,641
Louisiana - 1.7%
JP Morgan Chase Putters/Drivers Trust, 0.110%, 6/27/2014 (3) (5) (6)	3,500,000	3,500,000
Parish of St. James, 0.410%, 11/1/2039 (3)	10,000,000	10,000,000

		13,500,000
Massachusetts - 1.4%
BB&T Municipal Trust, 0.150%, 10/1/2028 (3) (5) (6)	11,405,000	11,405,000
Michigan - 0.1%
Michigan Strategic Fund, 0.300%, 6/1/2039 (3)	980,000	980,000
Minnesota - 2.1%
City of Bloomington, 0.100%, 12/1/2015 (3)	880,000	880,000
City of Bloomington, 0.100%, 12/1/2015 (3)	835,000	835,000
City of Eagan, FNMA, 0.060%, 1/15/2026 (3)	2,550,000	2,550,000
City of New Ulm, 0.110%, 10/1/2040 (3)	4,590,000	4,590,000
City of Ramsey, 0.170%, 12/1/2023 (3)	2,835,000	2,835,000
St. Paul Port Authority, 0.070%, 5/1/2025 (3)	5,255,000	5,255,000

		16,945,000
Mississippi - 2.7%
Claiborne County, 0.450%, 12/2/2013	5,500,000	5,500,000
Mississippi Business Finance Corp., 0.400%, 5/1/2037 (3)	16,329,000	16,329,000

		21,829,000
Missouri - 0.2%
Greene County Industrial Development Authority, 0.150%, 5/1/2039 (3)	1,265,000	1,265,000
Nebraska - 0.9%
Nebraska Investment Finance Authority, 0.100%, 12/1/2037 (3)	6,500,000	6,500,000
Nebraska Investment Finance Authority, 0.150%, 9/1/2031 (3)	600,000	600,000

		7,100,000
New Hampshire - 3.1%
New Hampshire Business Finance Authority, 0.320%, 9/1/2030 (3)	25,000,000	25,000,000
New Jersey - 3.6%
BB&T Municipal Trust, 0.070%, 7/1/2021 (3)	10,000,000	10,000,000
Rib Floater Trust Various States, 0.100%, 7/3/2017 (3) (5) (6)	19,505,000	19,505,000

		29,505,000
New York - 9.4%
Binghamton City School District, State Aid Withholding, 1.000%, 1/24/2014	7,200,000	7,203,803
Canton Central School District, 1.000%, 7/9/2014	14,425,000	14,466,739
Churchville-Chili Central School District, State Aid Withholding, 1.000%, 6/30/2014 (4)	3,700,000	3,712,173
Eagle Tax-Exempt Trust, 0.090%, 6/15/2035 (3) (5) (6)	9,475,000	9,475,000
East Moriches Union Free School District, State Aid Withholding, 1.000%, 6/19/2014	3,000,000	3,008,350
Lansingburgh Central School District at Troy, State Aid Withholding, 1.000%, 7/11/2014	16,280,000	16,330,202

Malverne Union Free School District, State Aid Withholding, 1.000%, 6/27/2014	3,100,000	3,109,863
Montauk Union Free School District, State Aid Withholding, 1.000%, 6/27/2014	4,000,000	4,011,576
New York City Transitional Finance Authority, 0.060%, 5/1/2028 (3)	12,000,000	12,000,000
Springs Union Free School District, State Aid Withholding, 1.000%, 6/26/2014	2,500,000	2,507,958

		75,825,664
Ohio - 2.9%
County of Warren, 0.220%, 9/1/2015 (3)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, 1.500%, 2/13/2014	6,945,000	6,959,606
Ohio State Higher Educational Facility Commission, 0.120%, 1/15/2046 (3)	11,250,000	11,250,000

		23,399,606
Oklahoma - 0.3%
Tulsa Industrial Authority, 0.250%, 11/1/2026 (3)	2,515,000	2,515,000
Pennsylvania - 3.2%
Barclays Capital Municipal Trust Receipts, 0.150%, 8/1/2038 (3) (5) (6)	11,870,000	11,870,000
Delaware County Industrial Development Authority, 0.090%, 7/1/2043 (3)	3,615,000	3,615,000
Montgomery County Industrial Development Authority, 0.090%, 2/1/2018 (3) (5) (6)	10,425,000	10,425,000

		25,910,000
South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority, 0.110%, 6/1/2030 (3)	5,000,000	5,000,000
South Dakota - 1.7%
South Dakota Housing Development Authority, 0.130%, 11/1/2048 (3)	6,475,000	6,475,000
South Dakota Housing Development Authority, 0.140%, 5/1/2048 (3)	7,025,000	7,025,000

		13,500,000
Texas - 5.2%
Atascosa County Industrial Development Corp., 0.110%, 6/30/2020 (3)	3,700,000	3,700,000
Dallam County Industrial Development Corp., 0.110%, 5/1/2039 (3)	2,800,000	2,800,000
Deutsche Bank Spears/Lifers Trust, 0.130%, 8/15/2029 (3)	10,000,000	10,000,000
Gulf Coast Waste Disposal Authority, 0.050%, 12/1/2039 (3)	12,000,000	12,000,000
JP Morgan Chase Putters/Drivers Trust, 0.060%, 10/1/2029 (3) (5) (6)	2,165,000	2,165,000
JP Morgan Chase Putters/Drivers Trust, 0.100%, 3/1/2016 (3) (5) (6)	11,130,000	11,130,000

		41,795,000
Virginia - 0.4%
Barclays Capital Municipal Trust Receipts, 0.150%, 2/1/2028 (3) (5) (6)	3,335,000	3,335,000
Washington - 5.5%
Barclays Capital Municipal Trust Receipts, 0.150%, 6/1/2039 (3) (5) (6)	16,870,000	16,870,000
Central Puget Sound Regional Transit Authority, 0.070%, 11/1/2034 (3) (5) (6)	4,250,000	4,250,000
Eclipse Funding Trust, 0.050%, 1/1/2037 (3) (5) (6)	2,440,000	2,440,000
Puttable Floating Option Tax-Exempt Receipts, 0.060%, 1/1/2024 (3) (5) (6)	17,000,000	17,000,000
Washington State Housing Finance Commission, 0.150%, 7/1/2028 (3)	3,660,000	3,660,000

		44,220,000
Wisconsin - 6.8%
Baldwin-Woodville Area School District, 2.300%, 4/1/2014	4,680,000	4,681,917
City of Milwaukee, 0.160%, 2/15/2032 (3)	15,000,000	15,000,000
Wisconsin Health & Educational Facilities Authority, 0.050%, 3/1/2038 (3)	7,400,000	7,400,000
Wisconsin Health & Educational Facilities Authority, 0.140%, 12/1/2027 (3)	2,420,000	2,420,000
Wisconsin Health & Educational Facilities Authority, 0.250%, 8/15/2034 (3)	25,754,260	25,754,260

		55,256,177

Total Municipals		817,223,088

Mutual Funds - 0.5%
Federated Tax-Free Obligations Fund, Class I, 0.010%	4,256,642	4,256,642

Total Mutual Funds		4,256,642

Total Investments - 101.4% (at amortized cost)	821,479,730
Other Assets and Liabilities - (1.4)%	(11,084,653)

Total Net Assets - 100.0%	$810,395,077

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 20.0%

Banks - 15.8%
Bank of Nova Scotia/Houston, 0.280%, 8/8/2014 (3)	$73,000,000	$73,000,000
Bank of Nova Scotia/Houston, 0.412%, 9/19/2014 (3)	14,000,000	14,016,850
Bank of Nova Scotia/Houston, 0.448%, 3/27/2014 (3)	9,000,000	9,004,886
Canadian Imperial Bank of Commerce/New York, 0.280%, 8/14/2014 (3)	50,000,000	50,000,000
Rabobank Nederland NY, 0.270%, 12/18/2013	20,000,000	20,000,141
Rabobank Nederland NY, 0.301%, 9/3/2014 (3)	35,000,000	35,000,000
Royal Bank of Canada/New York, 0.310%, 2/28/2014 (3)	35,000,000	35,000,000
Royal Bank of Canada/New York, 0.320%, 2/3/2014 (3)	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB/New York, 0.433%, 1/8/2014 (3)	50,000,000	50,000,000
Toronto Dominion Bank, 0.236%, 7/24/2014 (3)	20,000,000	20,000,000
Toronto Dominion Bank, 0.300%, 5/13/2014	75,000,000	75,000,000
Wells Fargo Bank NA, 0.238%, 11/18/2014 (3)	50,000,000	50,000,000
Wells Fargo Bank NA, 0.239%, 9/4/2014 (3)	60,000,000	60,000,000

		566,021,877
European Time Deposit - 4.2%
DNB NOR Bank ASA Cayman, 0.040%, 12/2/2013	70,000,000	70,000,000
Svenska Handelsbanken, Inc., 0.050%, 12/2/2013	80,000,000	80,000,000

		150,000,000

Total Certificates of Deposit		716,021,877

Commercial Paper - 39.0%

Asset-Backed Securities - 18.1%
Chariot Funding LLC, 0.300%, 2/10/2014 (5) (6) (9)	25,000,000	24,985,208
Chariot Funding LLC, 0.300%, 6/2/2014 (5) (6) (9)	23,200,000	23,164,620
Jupiter Securitization Corp., 0.240%, 12/3/2013 (5) (6) (9)	25,000,000	24,999,667
Jupiter Securitization Corp., 0.240%, 2/3/2014 (5) (6) (9)	25,000,000	24,989,333
Jupiter Securitization Corp., 0.300%, 8/5/2014 (5) (6) (9)	25,000,000	24,948,542
Jupiter Securitization Corp., 0.300%, 8/22/2014 (5) (6) (9)	26,000,000	25,942,800
Kells Funding LLC, 0.230%, 4/16/2014 (5) (6) (9)	100,000,000	99,915,697
Kells Funding LLC, 0.250%, 1/17/2014 (5) (6) (9)	35,000,000	34,987,476
Liberty Street Funding LLC, 0.170%, 12/2/2013 (5) (6) (9)	27,000,000	26,999,872
Liberty Street Funding LLC, 0.180%, 1/2/2014 (5) (6) (9)	50,000,000	49,992,000
Old Line Funding LLC, 0.230%, 4/7/2014 (5) (6) (9)	25,000,000	24,979,715
Old Line Funding LLC, 0.240%, 12/2/2013 (5) (6) (9)	50,000,000	49,999,667
Regency Markets No. 1 LLC, 0.140%, 12/16/2013 (5) (6) (9)	20,849,000	20,847,784
Regency Markets No. 1 LLC, 0.140%, 12/17/2013 (5) (6) (9)	40,000,000	39,997,511
Regency Markets No. 1 LLC, 0.140%, 12/20/2013 (5) (6) (9)	25,000,000	24,998,153
Regency Markets No. 1 LLC, 0.140%, 12/31/2013 (5) (6) (9)	50,000,000	49,994,167
Thunder Bay Funding LLC, 0.240%, 12/13/2013 (5) (6) (9)	25,000,000	24,998,000
Thunder Bay Funding LLC, 0.240%, 1/21/2014 (5) (6) (9)	50,000,000	49,983,000

		646,723,212
Automobiles - 1.4%
Toyota Motor Credit Corp., 0.240%, 4/8/2014 (9)	50,000,000	49,957,333
Banks - 1.4%
PNC Bank NA, 0.270%, 4/16/2014	50,000,000	50,000,000
Consumer Products - 1.7%
Reckitt Benckiser Treasury Services PLC, 0.230%, 4/11/2014 (5) (6) (9)	36,000,000	35,969,870
Reckitt Benckiser Treasury Services PLC, 0.410%, 3/10/2014 (5) (6) (9)	25,000,000	24,971,812

		60,941,682

Diversified Financial Services - 1.4%
General Electric Capital Corp., 0.230%, 1/24/2014 (9)	50,000,000	49,982,750
Foreign Banks - 14.4%
DNB Bank ASA, 0.360%, 12/5/2013 (3) (5) (6)	50,000,000	49,999,973
HSBC Bank PLC, 0.269%, 6/6/2014 (3) (5) (6)	50,000,000	50,000,000
Nordea Bank AB, 0.250%, 1/6/2014 (5) (6) (9)	32,000,000	31,991,925
Nordea Bank AB, 0.250%, 1/13/2014 (5) (6) (9)	50,000,000	49,985,069
Skandinaviska Enskilda Banken AB, 0.285%, 1/3/2014 (5) (6) (9)	13,000,000	12,996,604
Skandinaviska Enskilda Banken AB, 0.285%, 2/18/2014 (5) (6) (9)	35,000,000	34,978,110
Skandinaviska Enskilda Banken AB, 0.290%, 2/27/2014 (5) (6) (9)	50,000,000	49,964,556
Svenska Handelsbanken, Inc., 0.250%, 1/28/2014 (5) (6) (9)	60,000,000	59,975,833
Swedbank, 0.250%, 4/7/2014 (9)	25,000,000	24,977,951
Swedbank, 0.270%, 12/2/2013 (9)	30,970,000	30,969,768
Swedbank, 0.275%, 8/4/2014 (9)	50,000,000	49,906,042
Swedbank, 0.290%, 12/10/2013 (9)	20,000,000	19,998,550
Westpac Banking Corp., 0.239%, 11/3/2014 (3) (5) (6)	50,000,000	50,000,000

		515,744,381
Insurance - 0.6%
Prudential PLC, 0.290%, 2/7/2014 (5) (6) (9)	23,970,000	23,956,870

Total Commercial Paper		1,397,306,228

Corporate Bonds & Notes - 0.8%

Diversified Financial Services - 0.5%
General Electric Capital Corp., 2.100%, 1/7/2014	18,721,000	18,752,861
Foreign Banks - 0.3%
Nordea Bank AB, 2.125%, 1/14/2014 (5) (6)	10,000,000	10,021,623

Total Corporate Bonds & Notes		28,774,484

Funding Agreements - 3.2%

Insurance - 3.2%
Metropolitan Life Insurance Co., 0.381%, 3/1/2014 (3) (5) (8)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 0.419%, 2/2/2014 (3) (5) (8)	50,000,000	50,000,000

Total Funding Agreements		115,000,000

Municipals - 11.9%

Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.080%, 9/15/2038 (3) (7)	12,750,000	12,750,000
Georgia - 1.1%
Monroe County Development Authority, 0.080%, 11/1/2048 (3)	40,000,000	40,000,000
Hawaii - 0.5%
Hawaii State Department of Budget & Finance, 0.150%, 3/1/2037 (3) (7)	19,485,000	19,485,000
Iowa - 0.2%
Iowa Finance Authority, 0.070%, 1/1/2039 (3) (7)	7,875,000	7,875,000
Louisiana - 0.7%
East Baton Rouge Parish Industrial Development Board, Inc., 0.040%, 8/1/2035 (3)	25,000,000	25,000,000
Minnesota - 0.3%
Minnesota Office of Higher Education, 0.060%, 12/1/2043 (3) (7)	10,300,000	10,300,000
Nevada - 0.2%
Nevada Housing Division, 0.150%, 4/1/2041 (3) (7)	8,400,413	8,400,413
New York - 5.4%
New York City Housing Development Corp., FNMA, 0.050%, 5/15/2034 (3) (7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.050%, 6/15/2034 (3) (7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.050%, 11/15/2038 (3) (7)	56,100,000	56,100,000
RBC Municipal Products, Inc. Trust, 0.250%, 10/1/2014 (3) (7)	44,395,000	44,395,000

		193,995,000

North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.060%, 1/1/2039 (3) (7)	13,155,000	13,155,000
Tennessee - 0.3%
Johnson City Health & Educational Facilities Board, 0.140%, 8/15/2043 (3)	11,075,000	11,075,000
Vermont - 0.5%
BB&T Municipal Trust, 0.380%, 5/1/2027 (3)	16,615,000	16,615,000
Wisconsin - 0.8%
Wisconsin Housing & Economic Development Authority, 0.070%, 3/1/2035 (3) (7)	14,035,000	14,035,000
Wisconsin Housing & Economic Development Authority, 0.070%, 9/1/2035 (3) (7)	13,210,000	13,210,000

		27,245,000
Wyoming - 1.1%
County of Lincoln, 0.040%, 11/1/2014 (3)	16,800,000	16,800,000
County of Lincoln, 0.040%, 11/1/2014 (3)	21,420,000	21,420,000

		38,220,000

Total Municipals		424,115,413

Mutual Funds - 4.5%
BlackRock Liquidity Funds TempFund, 0.139%	160,000,000	160,000,000

Total Mutual Funds		160,000,000

Notes-Variable - 2.5%

Diversified Financial Services - 0.3%
General Electric Capital Corp., 1.093%, 1/7/2014 (3)	$9,400,000	9,408,056
Foreign Banks - 1.8%
Australia & New Zealand Banking Group, 0.984%, 1/10/2014 (3) (5) (6)	50,000,000	50,038,434
Westpac Banking Corp., 0.978%, 3/31/2014 (3) (5) (6)	15,550,000	15,586,509

		65,624,943
Insurance - 0.4%
MetLife Institutional Funding, 0.314%, 1/10/2014 (3) (5) (6)	15,000,000	15,000,000

Total Notes-Variable		90,032,999

Repurchase Agreements - 12.4%
Agreement with Deutsche Bank Securities, Inc., 0.090%, dated 11/29/2013, to be repurchased at $150,001,125 on 12/2/2013, collateralized by U.S. Government Agency Obligations with various maturities to 12/27/2032, with a market value of $152,266,895	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/29/2013, to be repurchased at $23,452,901 on 12/2/2013, collateralized by a U.S. Government Treasury Obligation with a maturity of 8/15/2016, with a market value of $23,923,594	23,452,901	23,452,901
Agreement with Goldman Sachs Group, Inc., 0.080%, dated 11/29/2013, to be repurchased at $170,001,133 on 12/2/2013, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2043, with a market value of $172,891,863	170,000,000	170,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.060%, dated 11/26/2013, to be repurchased at $100,001,167 on 12/3/2013, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2030, with a market value of $101,989,103	100,000,000	100,000,000

Total Repurchase Agreements		443,452,901

Trust Demand Notes - 4.0%

Broker/Dealers - 4.0%
JP Morgan Securities, Inc., 0.230%, 12/2/2013 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations - 1.7%

Federal Home Loan Bank - 1.7%
0.250%, 7/25/2014	25,000,000	25,000,000
0.250%, 10/30/2014	35,000,000	35,000,000

Total U.S. Government & U.S. Government Agency Obligations		60,000,000

Total Investments - 100.0% (at amortized cost)	3,577,703,902
Other Assets and Liabilities - 0.0%	364,180

Total Net Assets - 100.0%	$3,578,068,082

Target Retirement 2010 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%
BMO Dividend Income Fund (10)	76,211	$1,021,230
BMO Large-Cap Value Fund (10)	53,032	860,701
BMO Lloyd George Emerging Markets Equity Fund (10)	53,219	710,474
BMO Low Volatility Equity Fund (10)	47,958	591,323
BMO Micro-Cap Fund (2) (10)	12,422	140,247
BMO Mid-Cap Growth Fund (10)	23,147	587,936
BMO Mid-Cap Value Fund (10)	34,527	622,861
BMO Monegy High Yield Fund (10)	81,145	854,457
BMO Pyrford International Stock Fund (10)	81,991	1,055,224
BMO Small-Cap Growth Fund (10)	15,739	396,949
BMO TCH Core Plus Bond Fund (10)	467,548	5,358,106
Davis New York Venture Fund	7,767	331,204
DFA International Small Company Portfolio	5,169	100,740
Dodge & Cox International Stock Fund	24,719	1,063,430
Federated Institutional High-Yield Bond Fund	86,572	885,636
Fidelity Advisor Floating Rate High Income Fund	153,808	1,535,000
Goldman Sachs Small Cap Value Fund	7,297	441,442
Harbor Capital Appreciation Fund	11,194	632,702
Harbor International Fund	14,363	1,020,359
PIMCO Total Return Fund	487,809	5,307,357
PIMCO Unconstrained Bond Fund	140,632	1,576,486
T Rowe Price Growth Stock Fund	14,377	729,903
TCW Emerging Markets Income Fund	62,177	522,288
Vanguard Equity Income Fund	16,127	1,017,932
Vanguard Institutional Index Fund	10,932	1,814,520
Vanguard Mid-Cap Index Fund	20,053	592,762
Vanguard Short-Term Inflation-Protected Securities Index Fund	66,184	1,642,036
Vanguard Short-Term Investment Grade Fund	106,894	1,150,179

Total Mutual Funds (identified cost $27,457,844)		32,563,484

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.012% (10)	364,405	364,405

Total Short-Term Investments (identified cost $364,405)		364,405

Total Investments - 99.8% (identified cost $27,822,249)		32,927,889
Other Assets and Liabilities - 0.2%		58,829

Total Net Assets - 100.0%		$32,986,718

Target Retirement 2020 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%
BMO Dividend Income Fund (10)	208,574	$2,794,897
BMO Large-Cap Value Fund (10)	216,873	3,519,848
BMO Lloyd George Emerging Markets Equity Fund (10)	273,226	3,647,570
BMO Low Volatility Equity Fund (10)	184,222	2,271,461
BMO Micro-Cap Fund (2) (10)	55,648	628,262
BMO Mid-Cap Growth Fund (10)	122,789	3,118,848
BMO Mid-Cap Value Fund (10)	178,223	3,215,145
BMO Monegy High Yield Fund (10)	205,337	2,162,199
BMO Pyrford International Stock Fund (10)	346,006	4,453,100
BMO Small-Cap Growth Fund (10)	106,833	2,694,321
BMO TCH Core Plus Bond Fund (10)	1,011,386	11,590,482
Davis New York Venture Fund	29,398	1,253,532
DFA International Small Company Portfolio	31,872	621,195
Dodge & Cox International Stock Fund	113,782	4,894,901
Federated Institutional High-Yield Bond Fund	211,175	2,160,323
Fidelity Advisor Floating Rate High Income Fund	308,858	3,082,398
Goldman Sachs Small Cap Value Fund	46,689	2,824,689
Harbor Capital Appreciation Fund	61,098	3,453,278
Harbor International Fund	68,194	4,844,478
PIMCO Total Return Fund	1,063,407	11,569,868
PIMCO Unconstrained Bond Fund	313,606	3,515,523
T Rowe Price Growth Stock Fund	78,226	3,971,525
TCW Emerging Markets Income Fund	122,265	1,027,022
Vanguard Equity Income Fund	44,075	2,782,017
Vanguard Institutional Index Fund	60,689	10,073,097
Vanguard Mid-Cap Index Fund	112,714	3,331,834
Vanguard Short-Term Inflation-Protected Securities Index Fund	124,078	3,078,375

Total Mutual Funds (identified cost $79,688,956)		102,580,188

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.012% (10)	1,034,918	1,034,918

Total Short-Term Investments (identified cost $1,034,918)		1,034,918

Total Investments - 99.7% (identified cost $80,723,874)		103,615,106
Other Assets and Liabilities - 0.3%		290,115

Total Net Assets - 100.0%		$103,905,221

Target Retirement 2030 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%
BMO Dividend Income Fund (10)	187,832	$2,516,952
BMO Large-Cap Value Fund (10)	249,290	4,045,975
BMO Lloyd George Emerging Markets Equity Fund (10)	306,209	4,087,890
BMO Low Volatility Equity Fund (10)	187,645	2,313,657
BMO Micro-Cap Fund (2) (10)	66,607	751,990
BMO Mid-Cap Growth Fund (10)	140,982	3,580,945
BMO Mid-Cap Value Fund (10)	198,655	3,583,733
BMO Monegy High Yield Fund (10)	85,317	898,392
BMO Pyrford International Stock Fund (10)	346,192	4,455,493
BMO Small-Cap Growth Fund (10)	129,245	3,259,553
BMO TCH Core Plus Bond Fund (10)	421,448	4,829,800
Davis New York Venture Fund	63,053	2,688,566
DFA International Small Company Portfolio	41,461	808,069
Dodge & Cox International Stock Fund	123,319	5,305,168
Federated Institutional High-Yield Bond Fund	87,735	897,526
Fidelity Advisor Floating Rate High Income Fund	179,861	1,795,011
Goldman Sachs Small Cap Value Fund	50,813	3,074,173
Harbor Capital Appreciation Fund	72,008	4,069,872
Harbor International Fund	84,688	6,016,261
PIMCO Total Return Fund	445,486	4,846,883
PIMCO Unconstrained Bond Fund	136,240	1,527,245
T Rowe Price Growth Stock Fund	89,436	4,540,642
TCW Emerging Markets Income Fund	52,437	440,474
Vanguard Equity Income Fund	39,560	2,497,050
Vanguard Institutional Index Fund	66,858	11,097,030
Vanguard Mid-Cap Index Fund	124,552	3,681,743
Vanguard Short-Term Inflation-Protected Securities Index Fund	53,936	1,338,153

Total Mutual Funds (identified cost $66,324,173)		88,948,246

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.012% (10)	993,349	993,349

Total Short-Term Investments (identified cost $993,349)		993,349

Total Investments - 100.1% (identified cost $67,317,522)		89,941,595
Other Assets and Liabilities - (0.1)%		(52,229)

Total Net Assets - 100.0%		$89,889,366

Target Retirement 2040 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.2%
BMO Dividend Income Fund (10)	138,794	$1,859,843
BMO Large-Cap Value Fund (10)	202,725	3,290,233
BMO Lloyd George Emerging Markets Equity Fund (10)	240,791	3,214,565
BMO Low Volatility Equity Fund (10)	150,373	1,854,103
BMO Micro-Cap Fund (2) (10)	56,285	635,459
BMO Mid-Cap Growth Fund (10)	105,420	2,677,673
BMO Mid-Cap Value Fund (10)	147,861	2,667,419
BMO Monegy High Yield Fund (10)	29,497	310,601
BMO Pyrford International Stock Fund (10)	265,342	3,414,951
BMO Small-Cap Growth Fund (10)	99,638	2,512,869
BMO TCH Core Plus Bond Fund (10)	135,374	1,551,385
Davis New York Venture Fund	46,663	1,989,721
DFA International Small Company Portfolio	38,530	750,959
Dodge & Cox International Stock Fund	99,232	4,268,966
Federated Institutional High-Yield Bond Fund	30,305	310,017
Fidelity Advisor Floating Rate High Income Fund	93,098	929,121
Goldman Sachs Small Cap Value Fund	37,328	2,258,373
Harbor Capital Appreciation Fund	55,511	3,137,490
Harbor International Fund	63,144	4,485,754
PIMCO Total Return Fund	136,645	1,486,700
PIMCO Unconstrained Bond Fund	38,718	434,024
T Rowe Price Growth Stock Fund	65,424	3,321,575
TCW Emerging Markets Income Fund	14,466	121,511
Vanguard Equity Income Fund	29,549	1,865,163
Vanguard Institutional Index Fund	54,054	8,971,955
Vanguard Mid-Cap Index Fund	100,956	2,984,270
Vanguard Short-Term Inflation-Protected Securities Index Fund	17,473	433,500

Total Mutual Funds (identified cost $44,721,454)		61,738,200

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.012% (10)	625,314	625,314

Total Short-Term Investments (identified cost $625,314)		625,314

Total Investments - 99.2% (identified cost $45,346,768)		62,363,514
Other Assets and Liabilities - 0.8%		501,919

Total Net Assets - 100.0%		$62,865,433

Target Retirement 2050 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2013

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%
BMO Dividend Income Fund (10)	70,095	$939,267
BMO Large-Cap Value Fund (10)	102,055	1,656,358
BMO Lloyd George Emerging Markets Equity Fund (10)	121,227	1,618,387
BMO Low Volatility Equity Fund (10)	75,701	933,394
BMO Micro-Cap Fund (2) (10)	28,334	319,886
BMO Mid-Cap Growth Fund (10)	53,069	1,347,959
BMO Mid-Cap Value Fund (10)	74,400	1,342,177
BMO Monegy High Yield Fund (10)	14,849	156,362
BMO Pyrford International Stock Fund (10)	133,601	1,719,451
BMO Small-Cap Growth Fund (10)	50,180	1,265,540
BMO TCH Core Plus Bond Fund (10)	68,151	781,013
Davis New York Venture Fund	23,539	1,003,724
DFA International Small Company Portfolio	19,396	378,035
Dodge & Cox International Stock Fund	49,567	2,132,393
Federated Institutional High-Yield Bond Fund	15,256	156,068
Fidelity Advisor Floating Rate High Income Fund	46,737	466,431
Goldman Sachs Small Cap Value Fund	18,791	1,136,877
Harbor Capital Appreciation Fund	27,895	1,576,598
Harbor International Fund	31,788	2,258,206
PIMCO Total Return Fund	68,790	748,434
PIMCO Unconstrained Bond Fund	19,491	218,495
T Rowe Price Growth Stock Fund	32,935	1,672,130
TCW Emerging Markets Income Fund	7,397	62,135
Vanguard Equity Income Fund	14,805	934,494
Vanguard Institutional Index Fund	27,189	4,512,805
Vanguard Mid-Cap Index Fund	50,783	1,501,137
Vanguard Short-Term Inflation-Protected Securities Index Fund	8,755	217,224

Total Mutual Funds (identified cost $22,906,931)		31,054,980

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.012% (10)	312,965	312,965

Total Short-Term Investments (identified cost $312,965)		312,965

Total Investments - 99.7% (identified cost $23,219,896)		31,367,945
Other Assets and Liabilities - 0.3%		99,132

Total Net Assets - 100.0%		$31,467,077

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2013. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2013. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2013.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2013, these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$4,625,457	65.54%
Ultra Short Tax-Free Fund	84,259,256	10.79
Short Tax-Free Fund	1,041,846	1.89
Short-Term Income Fund	26,084,524	10.88
Intermediate Tax-Free Fund	744,694	0.06
Government Income Fund	4,380,428	2.62
Short-Intermediate Bond Fund	17,028,106	12.22
TCH Corporate Income Fund	20,221,440	15.07
TCH Core Plus Bond Fund	94,060,246	11.76
Monegy High Yield Bond Fund	20,607,233	20.38
Tax-Free Money Market Fund	219,022,000	27.03
Prime Money Market Fund	1,327,160,400	37.09

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.31%, 11.09% and 8.20%, respectively, as calculated based upon total portfolio market value.

(8)	Securities have redemption features that may delay redemption beyond seven days.

(9)	Each issue shows the rate of the discount at the time of purchase.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 7, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(11)	Foreign Security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.

(12)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agricultural Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2013 are as follows:

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$38,848,704		$4,623,240	$(478,716)	$4,144,524
Dividend Income Fund	104,906,627		20,703,838	(488,778)	20,215,060
Large-Cap Value Fund	230,675,299		52,306,174	(1,464,658)	50,841,516
Large-Cap Growth Fund	217,095,874		56,700,866	(468,075)	56,232,791
Mid-Cap Value Fund	351,784,986		93,417,572	(736,555)	92,681,017
Mid-Cap Growth Fund	292,294,926		85,950,559	(5,418,821)	80,531,738
Small-Cap Value Fund	69,875,109		13,952,036	(1,371,751)	12,580,285
Small-Cap Growth Fund	1,057,014,543		216,839,239	(29,416,922)	187,422,317
Micro-Cap Fund	2,280,125		303,610	(39,479)	264,131
Global Low Volatility Equity Fund	1,106,684		41,473	—	41,473
Pyrford Global Strategic Return Fund	33,068,070		1,716,985	(308,728)	1,408,257
Pyrford International Stock Fund	228,069,353		37,238,618	(5,612,352)	31,626,266
Lloyd George Emerging Markets Equity Fund	136,273,567		15,268,734	(9,897,560)	5,371,174
TCH Emerging Markets Bond Fund	6,891,170		9,354	—	9,354
Ultra Short Tax Free Fund	759,254,005		1,413,979	(1,464,454)	(50,475)
Short Tax-Free Fund	53,986,567		341,894	(413,653)	(71,759)
Short-Term Income Fund	285,096,945		2,468,566	(1,066,743)	1,401,823
Intermediate Tax-Free Fund	1,165,722,793		238,038,413	(17,444,956)	220,593,457
Government Income Fund	222,850,568		2,456,195	(3,965,677)	(1,509,482)
Short-Intermediate Bond Fund	206,002,011		2,012,640	(761,677)	1,250,963
TCH Corporate Income Fund	145,056,354		6,220,173	(808,351)	5,411,822
TCH Core Plus Bond Fund	1,139,785,728		15,236,173	(12,174,429)	3,061,744
Monegy High Yield Bond Fund	95,775,518		4,174,648	(252,398)	3,922,250
Government Money Market Fund	575,479,885	*	—	—	—
Tax-Free Money Market Fund	821,479,730	*	—	—	—
Prime Money Market Fund	3,577,703,902	*	—	—	—
Target Retirement 2010 Fund	27,856,315		5,376,732	(305,158)	5,071,574
Target Retirement 2020 Fund	80,888,671		23,487,095	(760,660)	22,726,435
Target Retirement 2030 Fund	67,422,326		22,941,803	(422,534)	22,519,269
Target Retirement 2040 Fund	45,369,094		17,190,931	(196,511)	16,994,420
Target Retirement 2050 Fund	23,237,095		8,239,456	(108,606)	8,130,850

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the August 31, 2013 audited Annual Report Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of November 30, 2013 (1):

Description	Value
American Honda Finance Corp., 0.339%, 11/13/2014 (2)	$3,504,337
Bank of Nova Scotia, 0.280%, 8/8/2014 (2)	30,000,000
Barclays Bank PLC, 0.610%, 9/18/2014	10,000,000
Blackrock Liquidity TempCash Money Market Fund, 0.150%	62,629,962
Blackrock Liquidity TempFund Money Market Fund, 0.068%	16,636,362
Canadian Imperial Bank, 0.280%, 8/14/2014 (2)	10,000,000
Canadian Imperial Bank, 0.488%, 11/5/2014 (2)	25,058,650
Caterpillar Financial Services, 0.338%, 11/19/2014 (2)	20,010,520
Chariot Funding LLC, 0.300%, 6/5/2014 (3)	22,649,681
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.279%, 9/3/2014 (2)	15,000,000
DNB Bank ASA, 0.360%, 12/5/2013 (2)	24,998,750
Dreyfus Cash Management Money Market Fund, 0.040%	133,307
Dreyfus Institutional Cash Advantage Money Market Fund, 0.090%	2,359,166
Fidelity Institutional Money Market Fund, 0.041%	119,132,552
General Electric Corp, 0.230%, 1/24/2014 (3)	29,965,883
Goldman Sachs Money Market Fund, 0.062%	5,636,562
HSBC Bank, PLC, 0.269%, 6/6/2014 (2)	25,000,000
Jupiter Securitization Co., 0.240%, 1/14/2014 (3)	9,988,000
Jupiter Securitization Co., 0.240%, 6/10/2014 (3)	24,943,750
JP Morgan Liquid Asset Fund, 0.059%	95,000,000
Kells Funding, LLC, 0.240%, 1/16/2014 (3)	9,987,666
Kells Funding, LLC, 0.240%, 3/20/2014 (3)	24,966,500
Liberty Strategic Funding, 0.170%, 2/20/2014 (3)	19,992,161
Metlife Insurance FA, 0.561%, 2/27/2014 (2)	20,000,000
National Rural Utilities Co., 0.318%, 2/18/2014 (2)	30,002,370
New York Life Global Funding, 0.372%, 6/18/2014 (2)	1,000,706
Nordea Bank, 0.250%, 2/3/2014	30,000,000
Old Line Funding Corp., 0.240%, 12/2/2013 (3)	24,970,333
PNC Bank, 0.270%, 4/16/2014 (3)	30,000,000
Prudential PLC, 0.250%, 1/24/2014 (3)	17,477,882
Rabobank Nederland NV, 0.255%, 12/18/2013	27,247,441
Reckitt Benckiser, 0.370%, 5/21/2014 (3)	19,928,467
Reckitt Benckiser, 0.370%, 9/12/2014 (3)	9,962,897
Royal Bank of Canada, 0.310%, 2/28/2014 (2)	10,004,890
Royal Bank of Canada, 0.320%, 2/3/2014 (2)	25,008,775
Skandinaviska Enskilda Bank, 0.280%, 3/18/2014 (3)	19,970,911
Skandinaviska Enskilda Bank, 0.285%, 1/3/2014 (3)	3,495,345
Skandinaviska Enskilda Bank, 0.433%, 1/8/2014 (2)	25,007,500
Svenska Handelsbanken, 0.245%, 2/25/2014	25,000,000
Svenska Handelsbanken, 0.250%, 1/28/2014 (3)	14,981,146
Swedbank Foreningsspar, 0.250%, 4/7/2014 (3)	24,968,403
Swedbank Foreningsspar, 0.290%, 12/10/2013 (3)	8,987,458
Thunder Bay Funding, LLC, 0.240%, 12/20/2013 (3)	25,338,219
Toronto Dominion Bank, 0.236%, 7/24/2014 (2)	25,005,925
Wells Fargo Bank, 0.239%, 9/4/2014 (2)	25,000,000
Western Asset Institutional Cash Reserves Money Market Fund, 0.204%	79,578,254
Western Asset Institutional Liquid Reserves Money Market Fund, 0.062%	98,000,000
Westpac Banking Corp., 0.239%, 11/3/2014 (2)	30,000,000

Total	$1,258,530,731

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Dividend Income Fund	$21,320,534	$21,891,125
Large-Cap Value Fund	63,588,732	65,290,511
Large-Cap Growth Fund	63,596,925	65,298,934
Mid-Cap Value Fund	95,188,309	97,735,775
Mid-Cap Growth Fund	107,357,834	110,230,986
Small-Cap Value Fund	19,352,550	19,870,474
Small-Cap Growth Fund	370,488,313	380,403,465
Short-Term Income Fund	47,722,504	48,999,674
Government Income Fund	33,432,872	34,327,613
Short-Intermediate Bond Fund	61,731,902	63,383,999
TCH Corporate Income Fund	16,524,342	16,966,575
TCH Core Plus Bond Fund	325,422,518	334,131,600

Total	$1,225,727,335	$1,258,530,731

(1)	The collateral pool is managed by the fixed income group within BMO Asset Management Corp. (the “Adviser”). Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2013.

(3)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$42,067,599	$—	$—	$42,067,599
Short-Term Investments	925,629	—	—	925,629

Total	$42,993,228	$—	$—	$42,993,228

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$101,968,800	$—	$—	$101,968,800
Short-Term Investments	1,261,762	21,891,125	—	23,152,887

Total	$103,230,562	$21,891,125	$—	$125,121,687

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$214,423,444	$—	$—	$214,423,444
Short-Term Investments	1,802,860	65,290,511	—	67,093,371

Total	$216,226,304	$65,290,511	$—	$281,516,815

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$207,286,758	$—	$—	$207,286,758
Short-Term Investments	742,973	65,298,934	—	66,041,907

Total	$208,029,731	$65,298,934	$—	$273,328,665

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$329,171,336	$—	$—	$329,171,336
Short-Term Investments	17,558,892	97,735,775	—	115,294,667

Total	$346,730,228	$97,735,775	$—	$444,466,003

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$255,620,105	$—	$—	$255,620,105
Short-Term Investments	6,975,573	110,230,986	—	117,206,559

Total	$262,595,678	$110,230,986	$—	$372,826,664

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$58,504,788	$760,000	$—	$59,264,788
Short-Term Investments	3,320,132	19,870,474	—	23,190,606

Total	$61,824,920	$20,630,474	$—	$82,455,394

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$776,341,221	$—	$—	$776,341,221
Exchange Traded Funds	25,087,209	—	—	25,087,209
Short-Term Investments	62,604,965	380,403,465	—	443,008,430

Total	$864,033,395	$380,403,465	$—	$1,244,436,860

Micro-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$2,554,256	$—	$—	$2,554,256

Total	$2,554,256	$—	$—	$2,554,256

Global Low Volatility Equity
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,148,157	$—	$—	$1,148,157

Total	$1,148,157	$—	$—	$1,148,157

Pyrford Global Strategic Return Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$8,970,638	$—	$—	$8,970,638
Preferred Stocks(1)	58,807	—	—	58,807
International Bonds	—	25,446,882	—	25,446,882

Total	$9,029,445	$25,446,882	$—	$34,476,327

Pryford International Stock Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$247,627,542	$—	$—	$247,627,542
Preferred Stocks(1)	2,867,088	—	—	2,867,088
Short-Term Investments	—	9,200,989	—	9,200,989

Total	$250,494,630	$9,200,989	$—	$259,695,619

Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$125,347,058	$—	$—	$125,347,058
Preferred Stocks(1)	7,360,881	—	—	7,360,881
Warrants	3,427,582	—	—	3,427,582
Short-Term Investments	—	5,509,220	—	5,509,220

Total	$136,135,521	$5,509,220	$—	$141,644,741

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,113,024	$—	$5,113,024
International Bonds	—	1,787,500	—	1,787,500

Total	$—	$6,900,524	$—	$6,900,524

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$746,464,659	$—	$746,464,659
Short-Term Investments	721,159	12,017,712	—	12,738,871

Total	$721,159	$758,482,371	$—	$759,203,530

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$53,211,076	$—	$53,211,076
Short-Term Investments	478,732	225,000	—	703,732

Total	$478,732	$53,436,076	$—	$53,914,808

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$17,856,544	$—	$17,856,544
Collateralized Mortgage Obligations	—	12,811,200	—	12,811,200
Commercial Mortgage Securities	—	19,488,605	—	19,488,605
Corporate Bonds & Notes	—	121,706,934	—	121,706,934
Municipals	—	7,594,640	—	7,594,640
Mutual Funds	3,716,662	3,015,542	—	6,732,204
U.S. Government & U.S. Government Agency Obligations	—	31,073,329	—	31,073,329
U.S. Government Agency-Mortgage Securities	—	3,513,342	—	3,513,342
Short-Term Investments	14,118,299	51,603,671	—	65,721,970

Total	$17,834,961	$268,663,807	$—	$286,498,768

Intermediate Tax-Free Fund(2)
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,159,592,747	$—	$1,159,592,747
Mutual Funds	6,301,300	—	—	6,301,300
Short-Term Investments	6,187,603	—	—	6,187,603

Total	$12,488,903	$1,159,592,747	$—	$1,172,081,650

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,738,119	$—	$2,738,119
Collateralized Mortgage Obligations	—	30,920,983	—	30,920,983
Commercial Mortgage Securities	—	12,728,091	—	12,728,091
U.S. Government & U.S. Government Agency Obligations	—	6,637,677	—	6,637,677
U.S. Government Agency-Mortgage Securities	—	123,040,165	—	123,040,165
Short-Term Investments	10,948,438	34,327,613	—	45,276,051

Total	$10,948,438	$210,392,648	$—	$221,341,086

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,021,928	$—	$2,021,928
Commercial Mortgage Securities	—	5,077,354	—	5,077,354
Corporate Bonds & Notes	—	87,164,069	—	87,164,069
U.S. Government & U.S. Government Agency Obligations	—	39,889,621	—	39,889,621
U.S. Government Agency-Mortgage Securities	—	1,452,037	—	1,452,037
Short-Term Investments	8,263,966	63,383,999	—	71,647,965

Total	$8,263,966	$198,989,008	$—	$207,252,974

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,644,783	$—	$2,644,783
Commercial Mortgage Securities	—	755,980	—	755,980
Corporate Bonds & Notes	—	120,738,395	—	120,738,395
Municipals	—	561,960	—	561,960
U.S. Government & U.S. Government Agency Obligations	—	2,091,484	—	2,091,484
Short-Term Investments	6,708,999	16,966,575	—	23,675,574

Total	$6,708,999	$143,759,177	$—	$150,468,176

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$10,416,824	$—	$10,416,824
Commercial Mortgage Securities	—	6,413,713	—	6,413,713
Corporate Bonds & Notes	—	435,113,444	—	435,113,444
Municipals	—	337,176	—	337,176
U.S. Government & U.S. Government Agency Obligations	—	163,567,873	—	163,567,873
U.S. Government Agency-Mortgage Securities	—	160,446,146	—	160,446,146
Short-Term Investments	32,420,696	334,131,600	—	366,552,296

Total	$32,420,696	$1,110,426,776	$—	$1,142,847,472

Monegy High Yield Bond Fund(2)
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$99,014,212	$—	$99,014,212
Short-Term Investments	683,556	—	—	683,556

Total	$683,556	$99,014,212	$—	$99,697,768

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$75,505,000	$—	$75,505,000
Repurchase Agreements	—	354,115,501	—	354,115,501
U.S. Government & U.S. Government Agency Obligations	—	145,859,384	—	145,859,384

Total	$—	$575,479,885	$—	$575,479,885

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$817,223,088	$—	$817,223,088
Mutual Funds	4,256,642	—	—	4,256,642

Total	$4,256,642	$817,223,088	$—	$821,479,730

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$716,021,877	$—	$716,021,877
Commercial Paper	—	1,397,306,228	—	1,397,306,228
Corporate Bonds & Notes	—	28,774,484	—	28,774,484
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	424,115,413	—	424,115,413
Mutual Funds	160,000,000	—	—	160,000,000
Notes-Variable	—	90,032,999	—	90,032,999
Repurchase Agreements	—	443,452,901	—	443,452,901
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations	—	60,000,000	—	60,000,000

Total	$160,000,000	$3,417,703,902	$—	$3,577,703,902

Target Retirement 2010 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,563,484	$—	$—	$32,563,484
Short-Term Investments	364,405	—	—	364,405

Total	$32,927,889	$—	$—	$32,927,889

Target Retirement 2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$102,580,188	$—	$—	$102,580,188
Short-Term Investments	1,034,918	—	—	1,034,918

Total	$103,615,106	$—	$—	$103,615,106

Target Retirement 2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$88,948,246	$—	$—	$88,948,246
Short-Term Investments	993,349	—	—	993,349

Total	$89,941,595	$—	$—	$89,941,595

Target Retirement 2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$61,738,200	$—	$—	$61,738,200
Short-Term Investments	625,314	—	—	625,314

Total	$62,363,514	$—	$—	$62,363,514

Target Retirement 2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$31,054,980	$—	$—	$31,054,980
Short-Term Investments	312,965	—	—	312,965

Total	$31,367,945	$—	$—	$31,367,945

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and written options, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford Global Strategic Return Fund
Short Forward Contracts	$—	$6,269	$—	$6,269
Pyrford International Stock Fund
Short Forward Contracts	—	527,309	—	527,309
Intermediate Tax-Free Fund
Short Futures Contracts	4,287	—	—	4,287
Monegy High Yield Bond Fund
Short Forward Contracts	—	(6,052)	—	(6,052)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. The values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000® Index. There were no transfers at the end of the period.

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended November 30, 2013, the Funds did not hold any option contracts.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended November 30, 2013, the Ultra Short Tax-Free Fund and Intermediate Tax-Free Fund had an average of 10 and 100 short U.S. Treasury futures contracts outstanding, respectively. The Ultra Short Tax-Free Fund and Intermediate Tax-Free Fund had $27,035 and $88,700 in net realized losses and $1,295 and $2,344 in changes in unrealized depreciation on U.S. Treasury futures contracts, respectively. At November 30, 2013, the following Funds had outstanding futures contracts:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation
Intermediate Tax-Free Fund	March 2014	100	U.S. 10 Year Note	Short	$4,287

6. Foreign Exchange Contracts

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended November 30, 2013, the Pyrford Global Strategic Return Fund, Pyrford International Stock Fund and Monegy High Yield Bond had average quarterly notional values of $399,470, $23,375,263 and $347,705 on short forward foreign currency exchange contracts and $45,600, $0 and $0 on long forward foreign currency exchange contracts, respectively. The Pyrford Global Strategic Return Fund, Pyrford International Stock Fund and Monegy High Yield Bond Fund had $40,407, $1,301,655 and $1,206 in net realized gains and $49,732, $1,731,654 and $10,733 in changes in net unrealized depreciation on forward foreign currency contracts, respectively. At November 30, 2013, the following Funds had outstanding foreign currency exchange contracts:

Pyrford Global Strategic Return Fund

		Contract Amount			Unrealized
Settlement Date	Currency	Buy	Sell	Value	Appreciation	Counterparty
March 18, 2014	Australian Dollar (AUD)	$331,740	AUD 360,000	$325,471	$6,269	StateStreet Bank London

Pyrford International Stock Fund

		Contract Amount			Unrealized
Settlement Date	Currency	Buy	Sell	Value	Appreciation	Counterparty
March 18, 2014	Australian Dollar (AUD)	$21,931,700	AUD 23,800,000	$21,517,271	$414,429	StateStreet Bank London
March 18, 2014	Australian Dollar	2,915,550	3,100,000	2,802,670	112,880	StateStreet Bank London

					$527,309

Monegy High Yield Bond Fund

		Contract Amount			Unrealized
Settlement Date	Currency	Buy	Sell	Value	Depreciation	Counterparty
December 16, 2013	Euro (€)	$344,067	€257,663	$350,119	$(6,052)	J.P. Morgan Chase & Co.

7. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Transactions during the period with entities that are affiliates as of November 30, 2013 are as follows:

Security/Fund Description	Value Beginning of Period	9/3/2013 Position Transfer Value(1)	9/3/2013 Position Transfer of Unrealized Appreciation/ (Depreciation)(1)	Purchases	Sales Proceeds	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ (Loss) on Sale	Dividends Credited to Income	Value End of Period
Cash Sweep Investments in BMO Government Money Market Fund, Class I, 0.010%
Government Income Fund	$17,015,102	$—	$—	$14,652,033	$20,718,697	$—	$—	$261	10,948,438
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Class I, 0.018%
Ultra Short Tax-Free Fund	13,695,220	—	—	139,885,298	152,859,359	—	—	1,056	721,159
Short Tax-Free Fund	284,279	—	—	8,481,455	8,287,002	—	—	51	478,732
Intermediate Tax-Free Fund	25,028,602	—	—	72,077,087	90,918,086	—	—	1,757	6,187,603
Cash Sweep Investments in BMO Prime Money Market Fund, Class I, 0.012%
Low Volatility Equity Fund	833,988	—	—	2,571,387	2,479,746	—	—	38	925,629
Dividend Income Fund	2,734,777	—	—	5,617,960	7,090,975	—	—	86	1,261,762
Large-Cap Value Fund	4,135,292	—	—	15,172,752	17,505,184	—	—	111	1,802,860
Large-Cap Growth Fund	1,099,141	—	—	6,649,369	7,005,537	—	—	67	742,973
Mid-Cap Value Fund	11,960,893	—	—	33,530,163	27,932,164	—	—	487	17,558,892
Mid-Cap Growth Fund	4,667,545	—	—	25,392,060	23,084,032	—	—	201	6,975,573
Small-Cap Value Fund	2,443,897	—	—	7,792,907	6,916,672	—	—	95	3,320,132
Small-Cap Growth Fund	21,334,766	—	—	106,475,829	65,205,630	—	—	1,208	62,604,965
Micro-Cap Fund	—	—	—	2,441,917	2,441,917	—	—	3	—
Short-Term Income Fund	9,442,679	—	—	35,655,254	30,979,634	—	—	424	14,118,299
Short-Intermediate Bond Fund	8,470,112	—	—	50,575,667	50,781,813	—	—	396	8,263,966
TCH Corporate Income Fund	10,773,358	—	—	17,074,970	21,139,329	—	—	228	6,708,999
TCH Core Plus Bond Fund	39,385,384	—	—	172,788,960	179,753,648	—	—	1,351	32,420,696
Monegy High Yield Bond Fund	4,229,798	—	—	5,162,484	8,708,726	—	—	59	683,556
Target Retirement 2010	—	338,747	—	1,976,469	1,950,811	—	—	11	364,405
Target Retirement 2020	—	986,035	—	7,702,276	7,653,393	—	—	34	1,034,918
Target Retirement 2030	—	921,789	—	7,076,813	7,005,253	—	—	31	993,349
Target Retirement 2040	—	527,132	—	2,741,257	2,643,075	—	—	28	625,314
Target Retirement 2050	—	335,896	—	1,886,972	1,909,903	—	—	10	312,965
Investments in Other Affiliates
Fund/Security Description
Small-Cap Growth Fund
InContact Inc.	21,508,313	—	—	1,521,260	—	(1,737,943)	—	—	21,291,630
Penn Virginia Corp. (2)	15,970,162	—	—	285,135	17,244,117	5,115,249	7,646,420	—	11,772,849
UCP Inc. Class A	5,705,700	—	—	—	—	555,940	—	—	6,261,640
Target Retirement 2010
Low Volatility Equity Fund, Class I	—	578,006	24,468	3,245	42,709	49,388	3,393	2,132	591,323
Dividend Income Fund, Class I	—	999,197	166,726	13,111	80,832	86,481	3,273	6,004	1,021,230
Large-Cap Value Fund, Class I	—	865,847	140,227	—	98,752	85,971	7,635	—	860,701
Mid-Cap Value Fund, Class I	—	611,947	282,934	—	54,865	59,872	5,907	—	622,861
Mid-Cap Growth Fund, Class I	—	573,464	263,921	4,309	41,296	49,049	2,410	—	587,936
Small-Cap Growth Fund, Class I	—	415,072	204,430	4,328	68,841	36,328	10,062	—	396,949
Micro-Cap Fund, Class I	—	—	—	129,581	5,632	16,025	273	—	140,247
Pyrford International Stock Fund, Class I	—	1,025,599	148,675	12,194	46,796	63,569	658	—	1,055,224
Lloyd George Emerging Markets Equity Fund, Class I	—	713,813	(32,940)	33,989	79,245	46,906	(4,989)	—	710,474
TCH Core Plus Bond Fund, Class I	—	5,342,570	(220,096)	216,021	265,942	82,284	(16,827)	37,176	5,358,106
Monegy High Yield Bond Fund, Class I	—	835,349	18,603	28,482	26,285	17,648	(737)	11,984	854,457
Target Retirement 2020
Low Volatility Equity Fund, Class I	—	2,153,375	92,225	65,635	146,733	191,477	7,707	7,941	2,271,461
Dividend Income Fund, Class I	—	2,635,053	452,266	92,530	174,723	236,597	5,440	16,128	2,794,897
Large-Cap Value Fund, Class I	—	3,309,108	562,705	110,014	274,711	359,848	15,589	—	3,519,848
Mid-Cap Value Fund, Class I	—	3,100,233	1,163,744	34,771	255,830	294,977	40,994	—	3,215,145
Mid-Cap Growth Fund, Class I	—	3,017,809	1,134,905	137,686	309,639	251,356	21,636	—	3,118,848
Small-Cap Growth Fund, Class I	—	2,811,183	1,097,802	152,500	586,437	229,574	87,501	—	2,694,321
Micro-Cap Fund, Class I	—	—	—	613,465	62,144	71,910	5,031	—	628,262
Pyrford International Stock Fund, Class I	—	4,183,513	620,685	211,895	209,441	263,711	3,422	—	4,453,100
Lloyd George Emerging Markets Equity Fund, Class I	—	3,455,006	(230,923)	394,495	405,551	238,945	(35,325)	—	3,647,570
TCH Core Plus Bond Fund, Class I	—	11,273,357	(477,424)	1,123,119	945,456	195,803	(56,341)	79,652	11,590,482
Monegy High Yield Bond Fund, Class I	—	1,981,068	39,011	259,201	120,456	45,037	(2,651)	29,786	2,162,199
Target Retirement 2030
Low Volatility Equity Fund, Class I	—	2,070,608	88,788	150,548	104,138	195,763	876	7,708	2,313,657
Dividend Income Fund, Class I	—	2,228,586	368,728	150,005	71,646	209,715	292	13,754	2,516,952
Large-Cap Value Fund, Class I	—	3,572,608	585,370	238,375	181,108	413,402	2,698	—	4,045,975
Mid-Cap Value Fund, Class I	—	3,174,295	1,030,513	177,275	122,792	350,157	4,798	—	3,583,733
Mid-Cap Growth Fund, Class I	—	3,172,220	970,307	259,950	144,385	290,638	2,522	—	3,580,945
Small-Cap Growth Fund, Class I	—	3,175,585	1,098,025	263,907	538,757	286,982	71,836	—	3,259,553
Micro-Cap Fund, Class I	—	—	—	678,706	12,829	85,655	458	—	751,990
Pyrford International Stock Fund, Class I	—	3,978,404	541,577	397,564	175,544	253,895	1,174	—	4,455,493
Lloyd George Emerging Markets Equity Fund, Class I	—	3,585,169	(278,936)	653,991	360,187	237,900	(28,983)	—	4,087,890
TCH Core Plus Bond Fund, Class I	—	4,777,281	(204,428)	839,110	845,900	104,006	(44,697)	33,066	4,829,800
Monegy High Yield Bond Fund, Class I	—	814,913	11,112	117,750	51,205	18,185	(1,251)	12,046	898,392
Target Retirement 2040
Low Volatility Equity Fund, Class I	—	1,671,632	68,506	61,605	36,692	156,210	1,348	6,240	1,854,103
Dividend Income Fund, Class I	—	1,665,109	274,758	57,122	18,059	155,397	274	10,325	1,859,843
Large-Cap Value Fund, Class I	—	2,947,125	478,136	71,308	68,167	338,320	1,647	—	3,290,233
Mid-Cap Value Fund, Class I	—	2,383,354	791,761	61,618	43,188	263,879	1,756	—	2,667,419
Mid-Cap Growth Fund, Class I	—	2,378,517	708,664	107,481	27,331	217,728	1,278	—	2,677,673
Small-Cap Growth Fund, Class I	—	2,497,956	832,090	118,622	386,622	213,923	68,990	—	2,512,869
Micro-Cap Fund, Class I	—	—	—	579,126	18,163	72,608	1,888	—	635,459
Pyrford International Stock Fund, Class I	—	3,053,086	436,638	203,191	36,489	194,574	589	—	3,414,951
Lloyd George Emerging Markets Equity Fund, Class I	—	2,837,135	(231,059)	360,333	154,574	183,114	(11,443)	—	3,214,565
TCH Core Plus Bond Fund, Class I	—	1,507,246	(64,799)	173,413	147,958	27,845	(9,161)	10,522	1,551,385
Monegy High Yield Bond Fund, Class I	—	284,100	2,894	20,592	—	5,909	—	4,192	310,601
Target Retirement 2050
Low Volatility Equity Fund, Class I	—	842,676	35,056	50,521	39,773	78,854	1,116	3,163	933,394
Dividend Income Fund, Class I	—	839,189	126,765	40,564	19,378	78,880	12	5,241	939,267
Large-Cap Value Fund, Class I	—	1,475,688	225,118	63,194	54,629	170,520	1,585	—	1,656,358
Mid-Cap Value Fund, Class I	—	1,196,621	392,216	40,327	29,182	133,357	1,054	—	1,342,177
Mid-Cap Growth Fund, Class I	—	1,201,434	352,434	61,880	26,200	110,551	294	—	1,347,959
Small-Cap Growth Fund, Class I	—	1,257,661	398,246	58,201	192,652	114,000	28,330	—	1,265,540
Micro-Cap Fund, Class I	—	—	—	298,499	16,476	36,627	1,236	—	319,886
Pyrford International Stock Fund, Class I	—	1,540,873	201,757	152,132	73,044	99,366	124	—	1,719,451
Lloyd George Emerging Markets Equity Fund, Class I	—	1,423,051	(135,645)	211,981	102,105	94,449	(8,989)	—	1,618,387
TCH Core Plus Bond Fund, Class I	—	761,150	(33,023)	102,292	92,194	15,453	(5,688)	5,353	781,013
Monegy High Yield Bond Fund, Class I	—	142,454	1,749	15,058	4,146	3,128	(132)	2,125	156,362

(1)	The BMO Target Retirement Funds (inception date 8/30/2013) initiated security positions on 9/3/2013 via a non-taxable in-kind transfer from an unregistered collective trust previously managed by the Adviser.

(2)	No longer affiliated as of November 30, 2013.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2013 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 27, 2014

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 27, 2014